UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number        811-21906

 Claymore Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532
(Address of principal executive offices) (Zip code)

Kevin M. Robinson
2455 Corporate West Drive, Lisle, IL 60532
(Name and address of agent for service)

Registrant's telephone number, including area code:       (630) 505-3700

Date of fiscal year end:  May 31

Date of reporting period:  June 1, 2012 – November 30, 2012

Item 1.  Reports to Stockholders.

The registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

WWW.GUGGENHEIMINVESTMENTS.COM
. . . Y O U R R O A D T O T H E L AT E S T, M O S T U P - T O - D AT E I N F O R M AT I O N

The shareholder report you are reading right now is just the beginning of the story. Online at www.guggenheiminvestments.com, you will find:

•	Daily and historical fund pricing, fund returns, portfolio holdings and characteristics, and distribution history.

•	Investor guides and fund fact sheets.

•	Regulatory documents including a prospectus and copies of shareholder reports.

Guggenheim Funds Distributors, LLC is constantly updating and expanding shareholder information services on each Fund’s website, in an ongoing effort to provide you with the most current information about how your Fund’s assets are managed, and the results of our efforts. It is just one more small way we are working to keep you better informed about your investment.

Contents

Dear Shareholder	3

Economic and Market Overview	4

Management Discussion of Fund Performance	6

Risks and Other Considerations	30

Fund Summary & Performance	32

Overview of Fund Expenses	69

Portfolio of Investments	71

Statement of Assets and Liabilities	160

Statement of Operations	164

Statement of Changes in Net Assets	168

Financial Highlights	176

Notes to Financial Statements	195

Supplemental Information	208

Trust Information	211

About the Trust Adviser	Back Cover

November 30, 2012

DEAR SHAREHOLDER

Guggenheim Funds Investment Advisors, LLC (the “Investment Adviser”) is pleased to present the semiannual shareholder report for 19 of our exchange-traded funds (“ETFs” or “Funds”).

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global diversified financial services firm.

This report covers performance of the following 19 Funds for the semiannual fiscal period ended November 30, 2012, with the name of each Fund followed by its NYSE Arca ticker symbol:

-	Guggenheim BulletShares 2012 Corporate Bond ETF (BSCC)

-	Guggenheim BulletShares 2013 Corporate Bond ETF (BSCD)

-	Guggenheim BulletShares 2014 Corporate Bond ETF (BSCE)

-	Guggenheim BulletShares 2015 Corporate Bond ETF (BSCF)

-	Guggenheim BulletShares 2016 Corporate Bond ETF (BSCG)

-	Guggenheim BulletShares 2017 Corporate Bond ETF (BSCH)

-	Guggenheim BulletShares 2018 Corporate Bond ETF (BSCI)

-	Guggenheim BulletShares 2019 Corporate Bond ETF (BSCJ)

-	Guggenheim BulletShares 2020 Corporate Bond ETF (BSCK)

-	Guggenheim BulletShares 2012 High Yield Corporate Bond ETF (BSJC)

-	Guggenheim BulletShares 2013 High Yield Corporate Bond ETF (BSJD)

-	Guggenheim BulletShares 2014 High Yield Corporate Bond ETF (BSJE)

-	Guggenheim BulletShares 2015 High Yield Corporate Bond ETF (BSJF)

-	Guggenheim BulletShares 2016 High Yield Corporate Bond ETF (BSJG)

-	Guggenheim BulletShares 2017 High Yield Corporate Bond ETF (BSJH)

-	Guggenheim BulletShares 2018 High Yield Corporate Bond ETF (BSJI)

-	Guggenheim Enhanced Core Bond ETF (GIY)

-	Guggenheim Enhanced Short Duration Bond ETF (GSY)

-	Guggenheim S&P Global Dividend Opportunities Index ETF (LVL)

Guggenheim Funds Distributors, LLC, the distributor of the Funds, is committed to providing investors with innovative investment solutions; as of the date of this report we offer 44 ETFs with a wide range of domestic and global themes, as well as closed-end funds and unit investment trusts. We have built on the investment management strengths of Guggenheim Investments and worked with a diverse group of index providers to create some of the most distinctive ETFs available.

To learn more about economic and market conditions over the last year and the objective and performance of each ETF, we encourage you to read the Economic and Market Overview section of the report, which follows this letter, and the Management Discussion of Fund Performance for each ETF, which begins on page 6.

Sincerely,

Donald Cacciapaglia
Chief Executive Officer
Claymore Exchange-Traded Fund Trust

December 31, 2012

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 3

November 30, 2012

ECONOMIC AND MARKET OVERVIEW

The underlying thesis over the past few months still holds true—that the U.S. economy has shown resiliency through the many headwinds which it has faced, and that better-than-expected growth is anticipated as the economy heads into the new year. State and local governments are starting to be net contributors to employment. The economy is also experiencing the start of the recovery in the housing market, which is supportive of economic growth. While economic conditions in the U.S. are expected to improve throughout 2013, we believe it will be some time before the unemployment rate falls below an acceptable level for policymakers. Furthermore, inflationary pressures will likely stay muted, as history has shown, there will not be a secular rise in inflation until capacity utilization rises to a level far higher than where it is currently.

The commitment by policymakers across Europe to keeping the monetary union together is apparent, and it appears they will do whatever is necessary to paper over any problems in the short-run. The ultimate fix for Europe must be federalization, but, the pace of Europe’s current path toward federalization is likely not fast enough. In China, it appears that we are past the bottom in economic growth, and there are signs that things are turning positive. Industrial production, stock prices, even real estate prices are beginning to rise. The positive news for China could also be good news for the emerging markets.

For the six-month period ended November 30, 2012, the Standard & Poor’s 500 Index (the “S&P”), which is generally regarded as an indicator of the broad U.S. stock market, returned 9.32%. Most foreign markets were much stronger: the Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East Index (“EAFE”) Index, which is composed of approximately 1,100 companies in 20 developed countries in Europe and the Pacific Basin, returned 18.16%. The return of the MSCI Emerging Market Index, which measures market performance in global emerging markets, returned 12.63%.

In the bond market, higher quality issues underperformed lower-rated bonds, as investors embraced risk. The return of the Barclays U.S. Aggregate Bond Index, which is a proxy for the U.S. investment grade bond market, posted a 1.99% return for the period, while the Barclays U.S. Corporate High Yield Index returned 8.54%. Reflecting the Fed’s continuing accommodative monetary policy, interest rates on short-term securities remained at their lowest levels in many years; the return of the Barclays 1–3 Month U.S. Treasury Bill Index was 0.04% for the six-month period.

4 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

November 30, 2012

Index Definitions
All indices described below are unmanaged and reflect no expenses. It is not possible to invest directly in any index.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

The Barclays U.S. Corporate High Yield Index measures the market of U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds.

The Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full-faith-and-credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default.

The Barclays U.S. 1-3 Year Corporate Bond Index is designed to measure the performance of the short term U.S. corporate bond market. It includes publicly issued U.S. dollar denominated corporate issues that have a remaining maturity of greater than or equal to 1 year and less than 3 years, are rated investment grade, and have $250 million or more of outstanding face value.

The Barclays U.S. 3-5 Year Corporate Bond Index is designed to measure the performance of the U.S. market for bonds with maturities of 3 to 5 years. It includes publicly issued U.S. dollar denominated corporate issues that have a remaining maturity of greater than or equal to 3 years and less than 5 years, are rated investment grade, and have $250 million or more of outstanding face value.

The Barclays U.S. 5-7 Year Corporate Bond Index is designed to measure the performance of the U.S. market for bonds with maturities of 5 to 7 years. It includes publicly issued U.S. dollar denominated corporate issues that have a remaining maturity of greater than or equal to 5 years and less than 7 years, are rated investment grade, and have $250 million or more of outstanding face value.

The MSCI EAFE Index is a capitalization weighted measure of stock markets in Europe, Australasia and the Far East.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

The Standard & Poor’s (“S&P”) 500 Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of U.S. stock market.

Industry Sectors
Comments about industry sectors in these fund commentaries are based on Bloomberg industry classifications.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 5

MANAGEMENT DISCUSSION OF FUND PERFORMANCE	November 30, 2012

BSCC Guggenheim BulletShares 2012 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2012 Corporate Bond ETF, NYSE Arca ticker: BSCC (the “Fund”) sought investment results that corresponded generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the BulletShares® USD Corporate Bond 2012 Index (the “2012 Index”). Pursuant to the terms of the Fund’s prospectus, the Fund was liquidated on December 31, 2012.

The 2012 Index was a rules-based index comprised of investment grade corporate bonds with effective maturities in 2012. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”). The 2012 Index was designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated investment grade corporate bonds with effective maturities in 2012. The Fund had a designated year of maturity of 2012. Its final trading day was December 28, 2012. In connection with the Fund’s termination, on December 31, 2012, the Fund made a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The distribution per share was $20.4578, of which $20.4537 was return of investment, $0.0028 was long-term capital gain and $0.0013 was short-term capital gain. The Fund did not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund invested at least 80% of its total assets in securities that comprise the 2012 Index. In the last six months of operation, as the bonds held by the Fund were maturing, the Fund’s portfolio transitioned to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund used a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, used quantitative analysis to select securities from the 2012 Index universe to obtain a representative sample of securities that resembled the 2012 Index in terms of key risk factors, performance attributes and other characteristics. These included maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2012.

On a market price basis, the Fund generated a total return of 0.22%, which included a decrease in market price over the period to $20.40 as of November 30, 2012, from $20.42 on May 31, 2012. On an NAV basis, the Fund generated a total return of 0.27%, which included a decrease in NAV over the period to $20.46 as of November 30, 2012, from $20.47 on May 31, 2012. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time.

For underlying index and market comparison purposes, the 2012 Index returned 0.36%, and the Barclays U.S. 1-3 Year Corporate Bond Index, which measures the performance of the short-term U.S. corporate bond market, returned 1.86% for the six-month period ended November 30, 2012.

The Fund made the following monthly distributions per share during the six-month period ended November 30, 2012, all of which were characterized as ordinary income.

Month	Distribution per Share
June	$0.015
July	$0.013
August	$0.013
September	$0.012
October	$0.007
November	$0.005

Performance Attribution
For the six-month period ended November 30, 2012, the banks sector contributed most significantly to the Fund’s return, followed by the diversified financial services sector. The health care products sector detracted slightly from return. More than 89% of the total investments at period end consisted of U.S. Treasury securities. Positions that contributed most significantly to return included 6.05% coupon bonds issued by Merrill Lynch & Co., Inc., an investment firm that is an affiliate of Bank of America Corp., a large U.S.-based bank holding company; 5.45% coupon bonds issued by Goldman Sachs Group, Inc., a bank and financial holding company; and 7.875% coupon bonds issued by Petrohawk Energy Corp., a Texas-based oil and gas producer that was acquired by BHP Billiton Ltd. in August 2011. Positions that detracted most significantly from return included 5.45% coupon bonds issued by Covidien International Finance SA, a Luxembourg-based company engaged in the development, manufacture and sale of health care products for use in clinical and home settings; 6.875% coupon bonds issued by Allied Waste North America, Inc., an Arizona-based, non-hazardous solid waste management company in the U.S. that operates as a subsidiary of Republic Services, Inc.; and 6.25% coupon bonds issued by Kraft Foods, Inc., a large American consumer packaged food and beverage company. (None of the securities mentioned as contributors to and detractors from performance was held in the portfolio at period end.)

6 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued	November 30, 2012

BSCD Guggenheim BulletShares 2013 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2013 Corporate Bond ETF, NYSE Arca ticker: BSCD (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the BulletShares® USD Corporate Bond 2013 Index (the “2013 Index”).

The 2013 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2013. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”). The 2013 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated investment-grade corporate bonds with effective maturities in 2013. The Fund has a designated year of maturity of 2013 and will terminate on or about December 31, 2013. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2013 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2013 Index universe to obtain a representative sample of securities that resemble the 2013 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2012.

On a market price basis, the Fund generated a total return of 0.49%, which included a decrease in market price over the period to $20.82 as of November 30, 2012, from $20.85 on May 31, 2012. On an NAV basis, the Fund generated a total return of 0.78%, which included an increase in NAV over the period to $20.86 on November 30, 2012, from $20.83 as of May 31, 2012. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time.

For underlying index and market comparison purposes, the 2013 Index returned 0.93%, and the Barclays U.S. 1-3 Year Corporate Bond Index, which measures the performance of the short-term U.S. corporate bond market, returned 1.86% for the six-month period ended November 30, 2012.

The Fund made the following monthly distributions per share during the six-month period ended November 30, 2012, all of which were characterized as ordinary income.

Month	Distribution per Share
June	$0.024
July	$0.021
August	$0.023
September	$0.022
October	$0.020
November	$0.023

Performance Attribution
For the six-month period ended November 30, 2012, the banks sector contributed most significantly to the Fund’s return, followed by the diversified financial services sector; the mining sector and the health care products sector detracted slightly from return. Positions that contributed most significantly to the Fund’s return included two positions from Citigroup, Inc., a bank and a diversified financial services holding company: 5.5% coupon bonds (1.9% of corporate bonds at period end) and 6.5% coupon bonds (1.4% of corporate bonds at period end); and 5.25% coupon bonds maturing October 15, 2013, that were issued by Goldman Sachs Group, Inc., a bank and financial holding company (1.4% of corporate bonds at period end). Positions that detracted most significantly from the Fund’s return included 10.25% coupon bonds of Teck Resources, Ltd., a diversified resource company in Canada with major business units focused on copper, steelmaking coal, zinc and energy (not held in the portfolio at period end); 1.875% coupon bonds issued by Covidien International Finance SA, a Luxembourg-based company engaged in the development, manufacture and sale of health care products for use in clinical and home settings (0.1% of corporate bonds at period end); and 7.25% coupon bonds issued by Best Buy Co., Inc., a U.S.-based consumer electronics retailer (0.1% of corporate bonds at period end).

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 7

MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued	November 30, 2012

BSCE Guggenheim BulletShares 2014 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2014 Corporate Bond ETF, NYSE Arca ticker: BSCE (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the BulletShares® USD Corporate Bond 2014 Index (the “2014 Index”).

The 2014 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2014. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”). The 2014 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated investment-grade corporate bonds with effective maturities in 2014. The Fund has a designated year of maturity of 2014 and will terminate on or about December 31, 2014. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2014 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2014 Index universe to obtain a representative sample of securities that resemble the 2014 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2012.

On a market price basis, the Fund generated a total return of 1.81%, which included an increase in market price over the period to $21.30 on November 30, 2012, from $21.09 as of May 31, 2012. On an NAV basis, the Fund generated a total return of 1.86%, which included an increase in NAV over the period to $21.25 on November 30, 2012, from $21.03 as of May 31, 2012. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and market comparison purposes, the 2014 Index returned 2.01% and the Barclays U.S. 3-5 Year Corporate Bond Index, which measures the performance of investment grade bonds with maturities three to five years in the future, returned 4.31% for the six-month period ended November 30, 2012.

The Fund made the following monthly distributions per share during the six-month period ended November 30, 2012, all of which were characterized as ordinary income.

Month	Distribution per Share
June	$0.030
July	$0.028
August	$0.030
September	$0.028
October	$0.025
November	$0.029

Performance Attribution
For the six-month period ended November 30, 2012, the banks sector contributed most significantly to the Fund’s return, followed by the diversified financial services sector; the mining sector detracted most from the Fund’s return. Positions that contributed most significantly to return included 5.0% coupon bonds issued by Citigroup, Inc., a bank and a diversified financial services holding company (1.9% of corporate bonds at period end); and a 4.75% coupon bond and a 4.2% coupon bond from Morgan Stanley, a global financial services firm based in New York (1.3% and 0.8%, respectively, of corporate bonds at period end). Positions that detracted most significantly from return included 10.75% coupon bonds of Teck Resources, Ltd., a diversified resource company headquartered in Vancouver, Canada, with major business units focused on copper, steelmaking coal, zinc and energy (not held in the portfolio at period end); 2.65% bonds issued by Hewlett-Packard Co., a U.S.-based technology company that provides printing, personal computing, software, services and IT infrastructure (0.3% of corporate bonds at period end); and 4.75% senior notes due in 2021 issued by WPP Finance UK, a subsidiary of UK-based WPP Group PLC, which operates a communications services group (the notes were exchanged in June 2012 for new notes that were substantially identical to the original notes except that the new notes are freely tradable; the original notes were not held in the portfolio at period end).

8 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued	November 30, 2012

BSCF Guggenheim BulletShares 2015 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2015 Corporate Bond ETF, NYSE Arca ticker: BSCF (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the BulletShares® USD Corporate Bond 2015 Index (the “2015 Index”).

The 2015 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2015. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”). The 2015 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated investment-grade corporate bonds with effective maturities in 2015. The Fund has a designated year of maturity of 2015 and will terminate on or about December 31, 2015. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2015 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2015 Index universe to obtain a representative sample of securities that resemble the 2015 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2012.

On a market price basis, the Fund generated a total return of 3.22%, which included an increase in market price over the period to $21.86 on November 30, 2012, from $21.39 as of May 31, 2012. On an NAV basis, the Fund generated a total return of 3.13%, which included an increase in NAV over the period to $21.80 on November 30, 2012, from $21.35 as of May 31, 2012. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and market comparison purposes, the 2015 Index returned 3.29% and the Barclays U.S. 3-5 Year Corporate Bond Index, which measures the performance of investment grade bonds with maturities three to five years in the future, returned 4.31% for the six-month period ended November 30, 2012.

The Fund made the following monthly distributions per share during the six-month period ended November 30, 2012, all of which were characterized as ordinary income.

Month	Distribution per Share
June	$0.037
July	$0.036
August	$0.040
September	$0.036
October	$0.031
November	$0.036

Performance Attribution
For the six-month period ended November, 2012, the banks and diversified financial services sectors contributed most significantly to the Fund’s return; the semiconductors sector was a slight detractor from return. Positions that contributed most significantly to the Fund’s return included 6.0% coupon bonds and 5.375% coupon bonds issued by Morgan Stanley, a global financial services firm based in New York (1.2% and 1.0%, respectively of corporate bonds at period end); and 3.7% coupon bonds issued by Goldman Sachs Group, Inc., a bank and financial holding company (1.0% of corporate bonds at period end). Positions that detracted most from return included three issues from Hewlett-Packard Co., a 2.125% coupon bond, a 2.2% coupon bond and a 2.35% coupon bond. Hewlett-Packard is a U.S.-based technology company that provides printing, personal computing, software, services and IT infrastructure (0.4%, 0.3% and 0.4%, respectively, of corporate bonds at period end).

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 9

MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued	November 30, 2012

BSCG Guggenheim BulletShares 2016 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2016 Corporate Bond ETF, NYSE Arca ticker: BSCG (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the BulletShares® USD Corporate Bond 2016 Index (the “2016 Index”).

The 2016 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2016. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”). The 2016 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated investment-grade corporate bonds with effective maturities in 2016. The Fund has a designated year of maturity of 2016 and will terminate on or about December 31, 2016. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2016 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2016 Index universe to obtain a representative sample of securities that resemble the 2016 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2012.

On a market price basis, the Fund generated a total return of 3.61%, which included an increase in market price over the period to $22.23 on November 30, 2012, from $21.70 as of May 31, 2012. On an NAV basis, the Fund generated a total return of 3.86%, which included an increase in NAV over the period to $22.24 on November 30, 2012, from $21.66 as of May 31, 2012. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time.

For underlying index and market comparison purposes, the 2016 Index returned 4.17%, and the Barclays U.S. 5-7 Year Corporate Bond Index, which measures the performance of investment grade bonds with maturities similar to those in the 2016 Index, returned 6.02% for the six-month period ended November 30, 2012.

The Fund made the following monthly distributions per share during the six-month period ended November 30, 2012, all of which were characterized as ordinary income.

Month	Distribution per Share
June	$0.045
July	$0.040
August	$0.044
September	$0.042
October	$0.038
November	$0.042

Performance Attribution
For the six-month period ended November 30, 2012, the banks sector contributed most significantly to the Fund’s return, followed by the diversified financial services sector; the computers sector detracted most. Positions that contributed most significantly to the Fund’s return included 3.625% coupon bonds issued by Goldman Sachs Group, Inc., a bank and financial holding company (1.7% of corporate bonds at period end); 6.5% coupon bonds issued by Bank of America Corp., a large U.S.-based bank holding company (1.5% of corporate bonds at period end); and 5.35% coupon bonds issued by Goldman Sachs Group, Inc. (1.2% of corporate bonds at period end). Positions that detracted most from return included three issues from Hewlett-Packard Co., a 3.0% coupon bond, a 2.65% coupon bond and a 3.3% coupon bond. Hewlett-Packard is a U.S.-based technology company that provides printing, personal computing, software, services and IT infrastructure (0.6%, 0.4% and 0.3%, respectively, of corporate bonds at period end).

10 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued	November 30, 2012

BSCH Guggenheim BulletShares 2017 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2017 Corporate Bond ETF, NYSE Arca ticker: BSCH (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the BulletShares® USD Corporate Bond 2017 Index (the “2017 Index”).

The 2017 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2017. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”). The 2017 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated investment-grade corporate bonds with effective maturities in 2017. The Fund has a designated year of maturity of 2017 and will terminate on or about December 31, 2017. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2017 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2017 Index universe to obtain a representative sample of securities that resemble the 2017 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2012.

On a market price basis, the Fund generated a total return of 5.92%, which included an increase in market price over the period to $22.93 on November 30, 2012, from $21.93 as of May 31, 2012. On an NAV basis, the Fund generated a total return of 5.75%, which included an increase in NAV over the period to $22.86 on November 30, 2012, from $21.90 as of May 31, 2012. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and market comparison purposes, the 2017 Index returned 5.95%, and the Barclays U.S. 5-7 Year Corporate Bond Index, which measures the performance of investment grade bonds with maturities similar to those in the 2017 Index, returned 6.02% for the six-month period ended November 30, 2012.

The Fund made the following monthly distributions per share during the six-month period ended November 30, 2012, all of which were characterized as ordinary income.

Month	Distribution per Share
June	$0.051
July	$0.049
August	$0.053
September	$0.048
October	$0.042
November	$0.048

Performance Attribution
For the six-month period ended November 30, 2012, the banks and diversified financial services sectors contributed most significantly to the Fund’s return; the oil and gas services sector detracted slightly from return. Positions that contributed most to return included 6.125% coupon bonds issued by Citigroup, Inc., a bank and a diversified financial services holding company; 5.75% coupon bonds issued by Bank of America Corp., a large U.S.-based bank holding company; and 5.45% coupon bonds issued by Morgan Stanley, a global financial services firm based in New York (1.9%, 1.3% and 1.0%, respectively, of corporate bonds at period end). Positions that detracted most from return included 2.6% coupon bonds issued by Hewlett-Packard Co., a U.S.-based technology company that provides printing, personal computing, software, services and IT infrastructure; 2.5% coupon bonds of Transocean, Inc., an offshore contract drilling unit of Transocean Ltd.; and 5.4% coupon bonds issued by Hewlett-Packard Co. (0.6%, 0.3% and 0.2%, respectively, of corporate bonds at period end).

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 11

MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued	November 30, 2012

BSCI Guggenheim BulletShares 2018 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2018 Corporate Bond ETF, NYSE Arca ticker: BSCI (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the BulletShares® USD Corporate Bond 2018 Index (the “2018 Index”).

The 2018 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2018. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”). The 2018 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated investment-grade corporate bonds with effective maturities in 2018. The Fund has a designated year of maturity of 2018 and will terminate on or about December 31, 2018. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2018 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2018 Index universe to obtain a representative sample of securities that resemble the 2018 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2012.

On a market price basis, the Fund generated a total return of 6.37%, which included an increase in market price over the period to $21.18 on November 30, 2012, from $20.13 on May 31, 2012. On an NAV basis, the Fund generated a total return of 6.40%, which included an increase in NAV over the period to $21.09 on November 30, 2012, from $20.04 on May 31, 2012. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and market comparison purposes, the 2018 Index returned 6.86%, and the Barclays U.S. 5-7 Year Corporate Bond Index, which measures the performance of investment grade bonds with maturities similar to those in the 2018 Index, returned 6.02% for the six-month period ended November 30, 2012.

The Fund made the following monthly distributions per share during the six-month period ended November 30, 2012, all of which were characterized as ordinary income.

Month	Distribution per Share
June	$0.046
July	$0.028
August	$0.048
September	$0.039
October	$0.027
November	$0.038

Performance Attribution
For the six-month period ended November 30, 2012, the banks sector and diversified financial services sectors contributed most significantly to the Fund’s return; no sector detracted, but the miscellaneous manufacturing sector contributed least. Positions that contributed most to return included 5.65% bonds issued by Bank of America Corp., a large U.S.-based bank holding company; 6.875% bonds issued by Merrill Lynch & Co., Inc., an investment firm that is an affiliate of Bank of America Corp., a large U.S.-based bank holding company; and 6.625% bonds issued by Morgan Stanley, a global financial services firm based in New York (1.5%, 3.2% and 2.2%, respectively, of corporate bonds at period end). Positions that detracted most from return included 6.99% coupon bonds issued by Telecom Italia Capital SA, an affiliate of Telecom Italia SpA, a provider of telecommunications services in Italy (0.9% of corporate bonds at period end); 5.5% coupon bonds issued by Hewlett-Packard Co., a U.S.-based technology company that provides printing, personal computing, software, services and IT infrastructure (not held in the portfolio at period end); and 5.5% bonds issued by United Parcel Service, Inc., an integrated air and ground pick-up and delivery network (1.0% of corporate bonds at period end).

12 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued	November 30, 2012

BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2019 Corporate Bond ETF, NYSE Arca ticker: BSCJ (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the BulletShares® USD Corporate Bond 2019 Index (the “2019 Index”).

The 2019 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2019. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”). The 2019 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated investment-grade corporate bonds with effective maturities in 2019. The Fund has a designated year of maturity of 2019 and will terminate on or about December 31, 2019. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2019 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2019 Index universe to obtain a representative sample of securities that resemble the 2019 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2012.

On a market price basis, the Fund generated a total return of 6.77%, which included an increase in market price over the period to $21.20 on November 30, 2012, from $20.14 on May 31, 2012. On an NAV basis, the Fund generated a total return of 5.59%, which included an increase in NAV over the period to $21.10 on November 30, 2012, from $20.27 on May 31, 2012. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and market comparison purposes, the 2019 Index returned 5.75%, and the Barclays U.S. 5-7 Year Corporate Bond Index, which measures the performance of investment grade bonds with maturities similar to those in the 2019 Index, returned 6.02% for the six-month period ended November 30, 2012.

The Fund made the following monthly distributions per share during the six-month period ended November 30, 2012, all of which were characterized as ordinary income.

Month	Distribution per Share
June	$0.053
July	$0.049
August	$0.054
September	$0.052
October	$0.035
November	$0.051

Performance Attribution
For the six-month period ended November 30, 2012, the banks sector contributed most significantly to the Fund’s return, followed by the oil and gas sector; the computers sector was the only detractor from return. Positions that contributed most to return included 7.5% bond issued by Goldman Sachs Group, Inc., a bank and financial holding company; 8.5% coupon bonds issued by Citigroup, Inc., a bank and a diversified financial services holding company; and 5.625% coupon bonds issued by Morgan Stanley, a global financial services firm based in New York (1.5%, 1.4% and 1.8%, respectively, of corporate bonds at period end). Positions that detracted most from return included 5.875% coupon bonds issued by Dell, Inc., which sells personal computers, servers and networking products, storage systems, mobility products, software and peripherals, and services; 5.4% coupon bonds issued by Danaher Corp., which designs, manufactures and markets professional, medical, industrial and commercial products and services; and 2.25% coupon bonds issued by John Deere Capital Corp., which is wholly owned by John Deere Financial Services, Inc., a wholly-owned finance holding subsidiary of Deere & Company, which manufactures and distributes a range of agricultural, construction and forestry, and commercial and consumer equipment (0.9%, 1.0% and 0.8%, respectively, of corporate bonds at period end).

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 13

MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued	November 30, 2012

BSCK Guggenheim BulletShares 2020 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2020 Corporate Bond ETF, NYSE Arca ticker: BSCK (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the BulletShares® USD Corporate Bond 2020 Index (the “2020 Index”).

The 2020 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2020. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”). The 2020 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated investment-grade corporate bonds with effective maturities in 2020. The Fund has a designated year of maturity of 2020 and will terminate on or about December 31, 2020. In connection with such termination, the Fund will make a cash distribution to then- current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2020 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2020 Index universe to obtain a representative sample of securities that resemble the 2020 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2012.

On a market price basis, the Fund generated a total return of 6.93%, which included an increase in market price over the period to $21.40 on November 30, 2012, from $20.32 on May 31, 2012. On an NAV basis, the Fund generated a total return of 6.43%, which included an increase in NAV over the period to $21.31 on November 30, 2012, from $20.33 on May 31, 2012. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and market comparison purposes, the 2020 Index returned 6.72%, and the Barclays U.S. 5-7 Year Corporate Bond Index, which measures the performance of investment grade bonds with maturities similar to those in the 2020 Index, returned 6.09% for the period ended November 30, 2012.

The Fund made the following monthly distributions per share during the six-month period ended November 30, 2012, all of which were characterized as ordinary income.

Month	Distribution per Share
June	$0.056
July	$0.052
August	$0.057
September	$0.045
October	$0.049
November	$0.058

Performance Attribution
For the six-month period ended November 30, 2012, the banks sector contributed most significantly to the Fund’s return, followed by the diversified financial services sector; the computers sector was the leading detractor from return, followed by the commercial services sector. Positions that contributed most to return included 5.625% bonds issued by Bank of America Corp., a large U.S.-based bank holding company; and 6.0% coupon bonds and 5.375% coupon bonds issued by Goldman Sachs Group, Inc., a bank and financial holding company (1.5%, 2.3% and 1.1%, respectively, of corporate bonds at period end). Positions that detracted most from return included 3.75% coupon bonds issued by Hewlett-Packard Co., a U.S.-based technology company that provides printing, personal computing, software, services and IT infrastructure; 5.5% coupon bonds issued by Moody’s Corp., a credit rating, research, and risk analysis firm; and 6.125% coupon bonds issued by Valero Energy Corp., an independent petroleum refining and marketing company that owns and operates refineries in the United States, Canada, and Aruba (0.6%, 0.7% and 1.2%, respectively, of corporate bonds at period end).

14 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued	November 30, 2012

BSJC Guggenheim BulletShares 2012 High Yield Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2012 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJC (the “Fund”) sought investment results that corresponded generally to the performance, before the Fund’s fees and expenses, of a high yield corporate bond index called the BulletShares® USD High Yield Corporate Bond 2012 Index (the “High Yield 2012 Index”). Pursuant to the terms of the Fund’s prospectus, the Fund was liquidated on December 31, 2012.

The High Yield 2012 Index was a rules-based index comprised of high yield corporate bonds with effective maturities in 2012. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”). High yield bonds (also known as “junk bonds”) are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser (the “Investment Adviser”) believes are of comparable quality.

The High Yield 2012 Index was designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated high yield corporate bonds with effective maturities in 2012. The Fund had a designated year of maturity of 2012. Its final day of trading was December 28, 2012. In connection with the Fund’s termination, on December 31, 2012, the Fund made a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The distribution per share was $25.4190, of which $25.2093 was return of investment, $0.0552 was long-term capital gain, $0.1467 was short-term capital gain, and $0.0078 was ordinary income. The Fund did not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund invested at least 80% of its total assets in component securities that comprise the High Yield 2012 Index. In the last six months of operation, as the bonds held by the Fund were maturing, the Fund’s portfolio transitioned to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund used a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser used quantitative analysis to select securities from the High Yield 2012 Index universe to obtain a representative sample of securities that resembled the High Yield 2012 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2012.

On a market price basis, the Fund generated a total return of 2.00%, which included an increase in market price over the period to $25.42 as of November 30, 2012, from $25.29 as of May 31, 2012. On an NAV basis, the Fund generated a total return of 1.59%, which included an increase in NAV over the period to $25.45 as of November 30, 2012, from $25.42 as of May 31, 2012. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time.

For underlying index and market comparison purposes, the High Yield 2012 Index returned 1.60%, and the Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned 8.54% for the six-month period ended November 30, 2012. While the High Yield 2012 Index included only bonds with effective maturities in the year 2012, the Barclays U.S. Corporate High Yield Index included bonds of all maturities, mainly long-term bonds.

The Fund made the following monthly distributions per share during the six-month period ended November 30, 2012, all of which were characterized as ordinary income.

Month	Distribution per Share
June	$0.079
July	$0.062
August	$0.067
September	$0.061
October	$0.046
November	$0.058

Performance Attribution
For the six-month period ended November 30, 2012, the media sector and the health care products sector contributed most significantly to the Fund’s return; no sector detracted from return. Positions that contributed most to the Fund’s return included 9.25% coupon bonds issued by Clear Channel Worldwide Holdings, Inc., a Texas-based subsidiary of Clear Channel Outdoor Holdings, Inc., which is one of the world’s largest outdoor advertising companies (not held in the Fund’s portfolio at period end); 12.535% coupon bonds issued by CDW Corp., a leading provider of technology solutions for business, government, education and healthcare (2.6% of the Fund’s investments at period end); and 11.625% coupon bonds issued by Biomet, Inc., which, with its subsidiaries, designs, manufactures and markets products used primarily by musculoskeletal medical specialists in both surgical and nonsurgical therapy (not held in the Fund’s portfolio at

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 15

MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued	November 30, 2012

BSJC Guggenheim BulletShares 2012 High Yield Corporate Bond ETF (continued)

period end). Positions that detracted most significantly from the Fund’s return included zero coupon bonds that matured in July 2012 issued by the Government of the United States of America; 5.0% coupon bonds issued by Aramark Corp., which has food, hospitality and facility services operations; and 7.8% coupon bonds issued by Ford Motor Credit Co., LLC, an affiliate of the Ford Motor Company, the second largest U.S. automobile manufacturer (none were held in the Fund’s portfolio at period end).

16 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued	November 30, 2012

BSJD Guggenheim BulletShares 2013 High Yield Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2013 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJD (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a high yield corporate bond index called the BulletShares® USD High Yield Corporate Bond 2013 Index (the “High Yield 2013 Index”).

The High Yield 2013 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2013. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”). High yield bonds (also known as “junk bonds”) are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser (the “Investment Adviser”) believes are of comparable quality.

The High Yield 2013 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated high yield corporate bonds with effective maturities in 2013. The Fund has a designated year of maturity of 2013 and will terminate on or about December 31, 2013. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2013 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2013 Index universe to obtain a representative sample of securities that resemble the High Yield 2013 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2012.

On a market price basis, the Fund generated a total return of 3.77%, which included an increase in market price over the period to $25.88 on November 30, 2012, from $25.50 as of May 31, 2012. On an NAV basis, the Fund generated a total return of 3.77%, which included an increase in NAV over the period to $25.78 on November 30, 2012, from $25.40 as of May 31, 2012. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and market comparison purposes, the High Yield 2013 Index returned 3.65%, and the Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned 8.54% for the six-month period ended November 30, 2012. While the High Yield 2013 Index includes only bonds with effective maturities in the year 2013, the Barclays U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.

The Fund made the following monthly distributions per share during the six-month period ended November 30, 2012, all of which were characterized as ordinary income.

Month	Distribution per Share
June	$0.101
July	$0.093
August	$0.094
September	$0.099
October	$0.085
November	$0.098

Performance Attribution
For the six-month period ended May 31, 2012, the lodging sector and oil and gas sector contributed most significantly to the Fund’s return; the semiconductors sector was the only sector that detracted from return.

Positions that contributed most significantly to return included 11.25% coupon bonds issued by Caesar’s Entertainment Operating Co., Inc., an affiliate of casino operator Caesars Entertainment Corp. (6.7% of corporate bonds at period end); 8.375% coupon bonds issued by Novelis, Inc., a producer of flat-rolled aluminum products (3.5% of corporate bonds at

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 17

MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued	November 30, 2012

BSJD Guggenheim BulletShares 2013 High Yield Corporate Bond ETF (continued)

period end); and 9.5% coupon bonds issued by WMG Acquisition Corp., a music-based content company that engages in recorded music and music publishing activities around the world (not held in the Fund’s portfolio at period end). Positions that detracted most significantly from return included 10.0% coupon bonds issued by NII Capital Corp., a subsidiary of NII Holdings, which is a provider of fully-integrated mobile communication services in Latin America; 8.125% coupon bonds issued by Advanced Micro Devices, Inc., a semiconductor design company; and 7.25% coupon bonds issued by Albertson’s, Inc., which is a unit of SUPERVALU, Inc., one of the largest companies in the U.S. grocery channel (1.4%, 0.3% and 0.3%, respectively, of corporate bonds at period end).

18 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued	November 30, 2012

BSJE Guggenheim BulletShares 2014 High Yield Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2014 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJE (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a high yield corporate bond index called the BulletShares® USD High Yield Corporate Bond 2014 Index (the “High Yield 2014 Index”).

The High Yield 2014 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2014. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”). High yield bonds (also known as “junk bonds”) are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser (the “Investment Adviser”) believes are of comparable quality.

The High Yield 2014 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated high yield corporate bonds with effective maturities in 2014. The Fund has a designated year of maturity of 2014 and will terminate on or about December 31, 2014. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2014 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2014 Index universe to obtain a representative sample of securities that resemble the High Yield 2014 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2012.

On a market price basis, the Fund generated a total return of 5.79%, which included an increase in market price over the period to $26.49 on November 30, 2012, from $25.62 as of May 31, 2012. On an NAV basis, the Fund generated a total return of 5.32%, which included an increase in NAV over the period to $26.39 on November 30, 2012, from $25.64 as of May 31, 2012. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and market comparison purposes, the High Yield 2014 Index returned 5.50%, and the Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned 8.54% for the six-month period ended November 30, 2012. While the High Yield 2014 Index includes only bonds with effective maturities in the year 2014, the Barclays U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.

The Fund made the following monthly distributions per share during the six-month period ended November 30, 2012, all of which were characterized as ordinary income.

Month	Distribution per Share
June	$0.110
July	$0.102
August	$0.102
September	$0.095
October	$0.090
November	$0.101

Performance Attribution
For the six-month period ended November 30, 2012, the health care services sector contributed most significantly to the Fund’s return, followed by the oil and gas sector; the real estate sector was the only sector to detract from return. Positions that contributed most significantly to the Fund’s return included 7.75% coupon bonds issued by Transdigm, Inc., which supplies solutions to aerospace applications for original equipment manufacturers and aircraft operators (4.2% of the Fund’s long-term investments at period

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 19

MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued	November 30, 2012

BSJE Guggenheim BulletShares 2014 High Yield Corporate Bond ETF (continued)

end); 9.25% coupon bonds issued by Freescale Semiconductor, Inc., a provider of embedded processing solutions for the automotive, consumer, industrial and networking markets (3.6% of the Fund’s long-term investments at period end); and 9.5% coupon bonds issued by Spectrum Brands, Inc., a global and diversified consumer products company (1.5% of the Fund’s long-term investments at period end). Positions that detracted most from the Fund’s return included 9.75% coupon bonds issued by Atlantic Finance Ltd., a subsidiary of Aldar Properties PJSC, a development company of civic projects in Abu Dhabi; 12.5% coupon bonds issued by IMS Health, Inc., a leading provider of information, services and technology for the healthcare industry; and 8.25% coupon bonds issued by Frontier Communications Corp., which offers voice, broadband, satellite video, wireless Internet data access and data security solutions for customers in 27 states (2.0%, 0.5% and less than 0.1%, respectively, of the Fund’s long-term investments at period end).

20 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued	November 30, 2012

BSJF Guggenheim BulletShares 2015 High Yield Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2015 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJF (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a high yield corporate bond index called the BulletShares® USD High Yield Corporate Bond 2015 Index (the “High Yield 2015 Index”).

The High Yield 2015 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2015. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”). High yield bonds (also known as “junk bonds”) are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser (the “Investment Adviser”) believes are of comparable quality.

The High Yield 2015 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated high yield corporate bonds with effective maturities in 2015. The Fund has a designated year of maturity of 2015 and will terminate on or about December 31, 2015. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2015 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2015 Index universe to obtain a representative sample of securities that resemble the High Yield 2015 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2012.

On a market price basis, the Fund generated a total return of 6.53%, which included an increase in market price over the period to $26.42 on November 30, 2012, from $25.48 as of May 31, 2012. On an NAV basis, the Fund generated a total return of 6.83%, which included an increase in NAV over the period to $26.42 on November 30, 2012, from $25.41 as of May 31, 2012. At the end of the period the Fund’s shares were trading at a market price equal to NAV.

For underlying index and market comparison purposes, the High Yield 2015 Index returned 6.48%, and the Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned 8.54% for the six-month period ended November 30, 2012. While the High Yield 2015 Index includes only bonds with effective maturities in the year 2015, the Barclays U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.

The Fund made the following monthly distributions per share during the six-month period ended November 30, 2012, all of which were characterized as ordinary income.

Month	Distribution per Share
June	$0.118
July	$0.113
August	$0.118
September	$0.121
October	$0.108
November	$0.128

Performance Attribution
For the six-month period ended November 30, 2012, the telecommunications sector contributed most significantly to the Fund’s return, followed by the oil and gas sector; the housewares sector detracted slightly and the advertising sector contributed the least to return. Positions that contributed most significantly to the Fund’s return included 12.0% coupon bonds issued by Clearwire Communications LLC, an affiliate of Clearwire Corp., a provider of wireless broadband services; 12.0% coupon bonds issued by Clearwire Corp., a provider of wireless broadband services; and 8.75% coupon bonds issued by Novelis, Inc., a producer of flat-rolled aluminum products (3.6%, 2.0% and 3.3%, respectively, of corporate bonds at period end). Positions that detracted most from the Fund’s return included 9.375% coupon bonds issued by Essar Steel Algoma, Inc., a steel manufacturer and marketer based in Canada; 9.75% coupon bonds issued by Avaya, Inc., a provider of consulting, integration and managed services; and 8.25% coupon bonds issued by Quicksilver Resources, Inc., a Texas-based natural gas and oil exploration and production company (0.4%, 0.9% and 0.5%, respectively, of corporate bonds at period end).

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 21

MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued	November 30, 2012

BSJG Guggenheim BulletShares 2016 High Yield Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2016 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJG (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a high yield corporate bond index called the BulletShares® USD High Yield Corporate Bond 2016 Index (the “High Yield 2016 Index”).

The High Yield 2016 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2016. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”). High yield bonds (also known as “junk bonds”) are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser (the “Investment Adviser”) believes are of comparable quality.

The High Yield 2016 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated high yield corporate bonds with effective maturities in 2016. The Fund has a designated year of maturity of 2016 and will terminate on or about December 31, 2016. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2016 Index. In the last twelve months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2016 Index universe to obtain a representative sample of securities that resemble the High Yield 2016 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2012.

On a market price basis, the Fund generated a total return of 7.18%, which included an increase in market price over the period to $26.06 on November 30, 2012, from $24.90 as of May 31, 2012. On an NAV basis, the Fund generated a total return of 7.11%, which included an increase in NAV over the period to $25.97 on November 30, 2012, from $24.83 as of May 31, 2012. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and market comparison purposes, the High Yield 2016 Index returned 7.80%, and the Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned 8.54% for the six-month period ended November 30, 2012. While the High Yield 2016 Index includes only bonds with effective maturities in the year 2016, the Barclays U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.

The Fund made the following monthly distributions per share during the six-month period ended November 30, 2012, all of which were characterized as ordinary income.

Month	Distribution per Share
June	$0.089
July	$0.088
August	$0.103
September	$0.121
October	$0.100
November	$0.106

Performance Attribution
For the six-month period ended November 30, 2012, the telecommunications sector contributed most significantly to the Fund’s return, followed by the media sector; the iron and steel sector and the household products sector detracted most from return. Positions that contributed most significantly to return included 6.0% coupon bonds issued by Sprint Nextel Corp., which offers a range of wireless and wireline communications services to consumer, business, and government customers; 11.25% coupon bonds issued by First Data Corp., a credit-card processor; and 14.75% coupon bonds issued by Clearwire Communications LLC, an affiliate of Clearwire Corp., a provider of wireless broadband services (3.8%, 4.1% and 1.1%, respectively, of the Fund’s long-term investments at period end). Positions that detracted most significantly from return included and 7.375% coupon bonds issued by Aperam SA, which manufactures specialty steel and markets its products in Brazil, France, and Belgium; 7.125% coupon bonds issued by Quicksilver Resources, Inc., a Texas-based natural gas and oil exploration and production company; and 8.0% coupon bonds issued by SUPERVALU, Inc., one of the largest companies in the U.S. grocery channel (0.5%, 0.7% and 0.2%, respectively, of the Fund’s long-term investments at period end).

22 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued	November 30, 2012

BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2017 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJH (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a high yield corporate bond index called the BulletShares® USD High Yield Corporate Bond 2017 Index (the “High Yield 2017 Index”).

The High Yield 2017 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2017. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”). High yield bonds (also known as “junk bonds”) are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser (the “Investment Adviser”) believes are of comparable quality.

The High Yield 2017 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated high yield corporate bonds with effective maturities in 2017. The Fund has a designated year of maturity of 2017 and will terminate on or about December 31, 2017. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2017 Index. In the last twelve months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2017 Index universe to obtain a representative sample of securities that resemble the High Yield 2017 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2012.

On a market price basis, the Fund generated a total return of 7.46%, which included an increase in market price over the period to $26.26 on November 30, 2012, from $25.02 as of May 31, 2012. On an NAV basis, the Fund generated a total return of 7.57%, which included an increase in NAV over the period to $26.17 on November 30, 2012, from $24.91 as of May 31, 2012. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and market comparison purposes, the High Yield 2017 Index returned 9.18%, and the Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned 8.54% for the six-month period ended November 30, 2012. While the High Yield 2017 Index includes only bonds with effective maturities in the year 2017, the Barclays U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.

The Fund made the following monthly distributions per share during the six-month period ended November 30, 2012, all of which were characterized as ordinary income.

Month	Distribution per Share
June	$0.087
July	$0.114
August	$0.097
September	$0.098
October	$0.097
November	$0.114

Performance Attribution
For the six-month period ended November 30, 2012, the telecommunications sector contributed most significantly to the Fund’s return, followed by the oil and gas sector; no sector detracted, but the auto manufacturers sector and internet sector contributed the least to return. Positions that contributed most significantly to return included 8.0% coupon bonds issued by AES Corp., a global power company that owns and operates electricity generation and distribution businesses in 27 countries; 8.375% coupon bonds issued by Sprint Nextel Corp., which offers a range of wireless and wireline communications services to consumer, business, and government customers; and 7.75% coupon bonds issued by Schaeffler Finance BV, one of the leading global suppliers of highly-engineered and value-added components and systems for the automotive industry and industrial sectors (2.8%, 2.8% and 1.6%, respectively, of the Fund’s long-term investments at period end). Positions that detracted most significantly from return included 9.0% coupon bonds issued by Intergen NV, a global power generation firm with eleven power plants in the UK, the Netherlands, Mexico and Australia (0.5% of the Fund’s long-term investments at period end); 8.75% coupon bonds issued by Level 3 Financing, Inc., a subsidiary of Level 3 Communications Inc., an international communications company that operates one of the largest IP transit networks in North America and Europe(not held in the Fund’s portfolio at period end); and 4.75% coupon bonds maturing in November 2022 issued by Lennar Corp., a Florida-based builder of homes (1.2% of the Fund’s long-term investments at period end).

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 23

MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued	November 30, 2012

BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2018 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJI (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a high yield corporate bond index called the BulletShares® USD High Yield Corporate Bond 2018 Index (the “High Yield 2018 Index”).

The High Yield 2018 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2018. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”). High yield bonds (also known as “junk bonds”) are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser (the “Investment Adviser”) believes are of comparable quality.

The High Yield 2018 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated high yield corporate bonds with effective maturities in 2018. The Fund has a designated year of maturity of 2018 and will terminate on or about December 31, 2018. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2018 Index. In the last twelve months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2018 Index universe to obtain a representative sample of securities that resemble the High Yield 2018 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2012.

On a market price basis, the Fund generated a total return of 7.86%, which included an increase in market price over the period to $26.01 on November 30, 2012, from $24.73 as of May 31, 2012. On an NAV basis, the Fund generated a total return of 8.01%, which included an increase in NAV over the period to $25.93 on November 30, 2012, from $24.62 as of May 31, 2012. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and market comparison purposes, the High Yield 2018 Index returned 8.95%, and the Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned 8.54% for the six-month period ended November 30, 2012. While the High Yield 2018 Index includes only bonds with effective maturities in the year 2018, the Barclays U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.

The Fund made the following monthly distributions per share during the six-month period ended November 30, 2012, all of which were characterized as ordinary income.

Month	Distribution per Share
June	$0.102
July	$0.081
August	$0.124
September	$0.106
October	$0.113
November	$0.116

Performance Attribution
For the six-month period ended November 30, 2012, the media sector contributed most significantly to the Fund’s return, followed by the telecommunications sector; the iron and steel sector and the transportation sector detracted most from return. Positions that contributed most significantly to return included 6.0% coupon bonds issued by Mylan Laboratories, Inc., a leading generics and specialty pharmaceutical company; 7.375% coupon bonds issued by Toys R Us, Inc., a toy and juvenile products retailer; and 7.25% coupon bonds issued by Wind Acquisition Finance SA, a Luxembourg-based affiliate of Wind Telecomunicazioni SpA, which provides mobile telephone and telecommunications services in Italy (2.0%, 1.3% and 1.4%, respectively, of the Fund’s long-term investments at period end). Positions that detracted most significantly from return included 7.75% coupon bonds issued by Aperam SA, which manufactures specialty steel and markets its products in Brazil, France, and Belgium (not held in the Fund’s portfolio at period end); 11.5% coupon bonds issued by CEVA Group PLC, which designs, implements, and operates freight management and contract logistics solutions for multinational and large and medium sized companies worldwide (1.2% of the Fund’s long-term investments at period end); and 8.125% coupon bonds issued by Sabra Health Care LP, a subsidiary of Sabra Health Care REIT, Inc. (1.9% of the Fund’s long-term investments at period end).

24 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued	November 30, 2012

GIY Guggenheim Enhanced Core Bond ETF

Fund Overview
The Guggenheim Enhanced Core Bond ETF, NYSE Arca ticker: GIY (the “Fund”) seeks total return, comprised of income and capital appreciation. The Fund invests at least 80% of its net assets in fixed income securities utilizing a strategy that seeks total return, comprised of income and capital appreciation, which attempts to outperform the Barclays U.S. Aggregate Bond Index (the “Benchmark”). The Fund’s investment strategy utilizes quantitative security selection, fundamental credit analysis and the views of Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Investment Adviser”) regarding particular sectors to construct a portfolio through a process that employs a rigorous risk management framework. The Investment Adviser utilizes a quantitative strategy which attempts to identify relative mispricing among the instruments of a given asset class and estimate future returns that may arise from the eventual correction of the relative mispricing.1 The Investment Adviser then applies these quantitative results in constructing a portfolio that attempts to maximize expected return due to security specific mispricing while attempting to control for interest rate and credit spread (i.e., differences in yield between different debt instruments arising from differences in credit risk) risks. The Fund’s average duration is expected to be generally similar to the average duration of the Benchmark components.

The Fund primarily invests in U.S. dollar-denominated investment grade debt securities, including U.S. Treasury securities and corporate bonds, rated Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Group (“S&P”) or Fitch Investor Services (“Fitch”) or, if unrated, determined by the Investment Adviser to be of comparable quality. The Fund may invest no more than 10% of its assets in high yield securities (“junk bonds”), which are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities that the Investment Adviser believes are of comparable quality. The Fund may invest, without limitation, in U.S. dollar-denominated debt securities of foreign issuers, including emerging market issuers. The Fund may also invest up to 10% of its assets in sovereign and corporate debt securities denominated in foreign currencies. The Investment Adviser may attempt to reduce foreign currency exchange rate risk by entering into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”). The Fund will not invest in options contracts, futures contracts or swap agreements. The Fund may invest up to 10% of its assets in mortgage-backed securities (“MBS”) or in other asset-backed securities. This limitation does not apply to securities issued or guaranteed by federal agencies and/or U.S. government sponsored instrumentalities, such as the Government National Mortgage Administration (“GNMA”), the Federal Housing Administration (“FHA”), the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). The Fund may obtain exposure to the securities in which it normally invests by engaging in various investment techniques, including forward purchase agreements, mortgage dollar roll and “TBA” mortgage trading.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2012.

On a market price basis, the Fund generated a total return of 0.50%, which included a decrease in market price over the period to $52.06 on November 30, 2012, from $52.38 as of May 31, 2012. On an NAV basis, the Fund generated a total return of 1.66%, which included an increase in NAV over the period to $52.85 on November 30, 2012, from $52.57 as of May 31, 2012. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time.

For bond market comparison purposes the Barclays U.S. Aggregate Bond Index returned 1.99% for the six-month period ended November 30, 2012.

The Fund made the following monthly distributions per share during the six-month period ended November 30, 2012, all of which were characterized as ordinary income.

Month	Distribution per Share
June	$0.080
July	$0.124
August	$0.100
September	$0.107
October	$0.088
November	$0.089

Performance Attribution
The U.S. economic expansion has slowed as a result of declining margins and consumer demand and a knock-on effect from Europe. Unprecedented policy actions by the Federal Reserve (“the Fed”) continue to provide ample liquidity and accommodation to stimulate growth of the U.S. economy. Recent Fed action, such as the third round of quantitative easing announced in September 2012, shows an increased tolerance for potentially higher levels of inflation. The Fed was aggressive in its policy action by announcing an open-ended bond purchasing program that focused on agency mortgages. Operation Twist, the Fed’s program of buying longer

1Mispricing means that the current price of an asset does not reflect its underlying fundamental or intrinsic value.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 25

MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued	November 30, 2012

GIY Guggenheim Enhanced Core Bond ETF (continued)

duration Treasury securities while simultaneously selling shorter duration securities, was also extended.

The U.S. election at the beginning of November 2012 may have had a small effect on the market’s perception of the path and pace towards economic recovery. Improving housing data and private payrolls have largely driven U.S. GDP growth, though uncertainty surrounding consumer demand continues to make it difficult for the corporate sector to make investment decisions with respect to hiring and capital investment. U.S. capital markets have been focused on the impact of the political decisions made in December 2012 with respect to the U.S. fiscal cliff and the impending legislation changes.

Central banks around the world have tagged along with U.S. policymakers and are engaging in their own forms of accommodative policy actions, which we believe will continue to benefit risk assets and assets linked to inflation bets. While the European Central Bank has made considerable strides to reduce stress emanating from troubled Eurozone nations, it is evident that restructuring of toxic debt will take considerable time and effort. Despite all of these headwinds, the U.S. economy appears to have the momentum, albeit at a slow pace, to weather an imminent European recession.

The Investment Adviser continues to focus on relative-value investment opportunities through intensive, bottom-up security analysis. In positioning the Fund, the Fund’s managers have focused on asset classes they believe offer the most relative value—a “best ideas” concept that seeks yield opportunities while also remaining solidly conservative in security selection.

The Fund finished the period behind its benchmark, with underperformance due to the relative short exposure to U.S. Treasuries combined with an underweight to investment grade corporate spread duration. The strategy’s quantitative issue selection models did not contribute to excess return in a meaningful manner.

Investment grade corporate bonds contributed most significantly to the Fund’s return. Agency residential mortgage-backed securities (“RMBS”) provided the next-largest contribution. The Investment Adviser continues to see RMBS securities as a solid opportunity, as mortgage prepayments are quite slow. They are also low-risk “quasi-governmental” securities backed by the federal government. The Fund’s holdings in U.S. government securities detracted slightly from return.

Positions that contributed most significantly to the Fund’s return included 4.5% coupon bonds issued by the Federal Government Loan Mortgage Corporation; 8.125% coupon bonds issued by Citigroup, Inc., the bank and diversified financial services holding company; and 7.3% coupon bonds issued by Morgan Stanley, a global financial services firm based in New York (28.4%, 1.5% and 1.2%, respectively, of the Fund’s long-term investments at period end).

Positions that detracted most significantly from the Fund’s return included 3.125% coupon bonds issued by the Government of the United States of America; 5.5% coupon bonds issued by the Federal Government Loan Mortgage Corporation; and 4.25% coupon bonds issued by the Government of the United States of America (6.2%, 11.8% and 2.5%, respectively, of the Fund’s long-term investments at period end).

26 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued	November 30, 2012

GSY Guggenheim Enhanced Short Duration Bond ETF

Fund Overview
The Guggenheim Enhanced Short Duration Bond ETF, NYSE Arca ticker: GSY (the “Fund”) seeks maximum current income, consistent with preservation of capital and daily liquidity. The Fund will invest at least 80% of its net assets in fixed income securities utilizing a low duration strategy to seek to outperform the Barclays 1-3 Month U.S. Treasury Bill Index (the “Benchmark”) in addition to providing returns in excess of those available in U.S. Treasury bills, government repurchase agreements, and money market funds, while seeking to provide preservation of capital and daily liquidity. The Fund is not a money market fund and thus does not seek to maintain a stable net asset value of $1.00 per share.

Under normal circumstances, the Fund holds a diversified portfolio of fixed income instruments of varying maturities, but that have an average portfolio duration of less than one year. The Fund may invest, without limitation, in short-term instruments such as commercial paper and/or repurchase agreements. The Fund primarily invests in U.S. dollar-denominated investment grade debt securities, including U.S. Treasury securities and corporate bonds, rated Baa3 or higher by Moody’s Investors Service, Inc., (“Moody’s”) or equivalently rated by Standard & Poor’s Rating Group (“S&P”) or Fitch Investor Services (“Fitch”) or, if unrated, determined by Guggenheim Funds Investment Advisors, LLC (“Investment Adviser”) to be of comparable quality. The Fund may invest no more than 10% of its assets in high yield securities (“junk bonds”), which are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities that the Investment Adviser believes are of comparable quality. The Fund may invest in bank obligations, which include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, time deposits and other debt obligations. The Fund may invest, without limitation, in U.S. dollar denominated debt securities of foreign issuers, including emerging market issuers. The Fund may also invest up to 10% of its assets in sovereign and corporate debt securities denominated in foreign currencies. The Fund may invest up to 25% of its assets in municipal securities. The Fund will not invest in options contracts, futures contracts or swap agreements. The Fund may invest up to 10% of its assets in mortgage-backed securities or in other asset-backed securities. This limitation does not apply to securities issued or guaranteed by federal agencies and/or U.S. government sponsored instrumentalities, such as the Government National Mortgage Administration (“GNMA”), the Federal Housing Administration (“FHA”), the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). The Fund may obtain exposure to the securities in which it normally invests by engaging in various investment techniques, including repurchase agreements, mortgage dollar roll and “TBA” mortgage trading.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2012. On a market price basis, the Fund generated a total return of 0.62%, which included an increase in market price over the period to $50.12 on November 30, 2012, from $49.95 as of May 31, 2012. On an NAV basis, the Fund generated a total return of 0.72%, which included an increase in NAV over the period to $50.14 on November 30, 2012, from $49.92 as of May 31, 2012. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time.

For short-term high quality fixed income market comparison purposes, the Barclays 1-3 Month U.S. Treasury Bill Index returned 0.04% for the same period.

The Fund made the following monthly distributions per share during the six-month period ended November 30, 2012, all of which were characterized as ordinary income.

Month	Distribution per Share
June	$0.018
July	$0.019
August	$0.019
September	$0.020
October	$0.026
November	$0.038

Performance Attribution
The U.S. economy continues its positive expansion although the risks of delinquencies, consumer demand, and the knock-on effect of Europe continue to weigh on the market. Unprecedented policy actions by the Federal Reserve (the “Fed”) continue to provide ample liquidity and accommodation to stimulate growth of the U.S. economy. Recent Fed action, such as the third round of quantitative easing announced in September 2012, shows an increased tolerance for potentially higher levels of inflation. The Fed was aggressive in its policy action by announcing an open-ended bond purchasing program that focused on agency mortgages. Operation Twist, the Fed’s program of buying longer duration Treasury securities while simultaneously selling shorter duration securities, was also extended.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 27

MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued	November 30, 2012

GSY Guggenheim Enhanced Short Duration Bond ETF (continued)

The U.S. election at the beginning of November 2012 may have had a small short-term effect on the market’s perception of the path and pace towards economic recovery. Improving housing data and private payrolls have largely driven U.S. GDP growth, though perceived uncertainty surrounding consumer demand and unemployment continues to make it difficult for the corporate sector to make investment decisions with respect to hiring and capital investment. U.S. capital markets have been focused on the impact of the political decisions made in December 2012 with respect to the U.S. fiscal cliff and the impending legislation changes.

Central banks around the world have tagged along with U.S. policymakers and are engaging in their own forms of accommodative policy actions, which we believe will continue to benefit risk assets and assets linked to inflation. While the European Central Bank has made considerable strides to reduce stress emanating from troubled Eurozone nations, it is evident that restructuring of toxic debt will take considerable time and effort. Despite all of these headwinds, the U.S. economy appears to have the momentum, albeit at a slow pace, to withstand an imminent European recession.

For the period ended November 30, 2012, the average expected life of the Fund’s holdings was less than one year. Average portfolio duration over the period ranged from 0.3 to 0.6 years. Duration measures the sensitivity of price (the value of principal) of a fixed income investment to a change in interest rates. We expect ten year Treasury rates to be range bound in the high 1% to low 2% context, with the risk of higher Treasury rates a few years out. We expect short term rates to remain low for the foreseeable future. There were several corporate bonds and securitized assets that contributed positively to the Fund’s performance. Each sector positively contributed to the Fund’s return for the period, with U.S. Treasury securities contributing least.

Positions that contributed most significantly to the Fund’s return included ACS Pass-Through Trust FRN, an aircraft leasing structure (not held in the Fund’s portfolio at period end); and Guggenheim Bulletshares 2015 High Yield Corporate Bond ETF and Guggenheim Bulletshares 2014 High Yield Corporate Bond ETF (1.7% and 1.7%, respectively, of the Fund’s total investments at period end).

Positions that detracted most significantly from the Fund’s return included 8.7% coupon bonds issued by Ford Motor Credit Co. LLC, a subsidiary of the U.S. auto maker; 4.98% coupon bonds issued by Bear Stearns Commercial Mortgage Securities Trust 2005; and Avyaus Term Loan (1.0%, 0.3% and 0.4%, respectively, of the Fund’s total investments at period end).

28 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued	November 30, 2012

LVL Guggenheim S&P Global Dividend Opportunities Index ETF

Fund Overview
The Guggenheim S&P Global Dividend Opportunities Index ETF, NYSE Arca ticker: LVL (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the S&P Global Dividend Opportunities Index (the “Index”).

The Index consists of 100 common stocks and American Depositary Receipts (“ADRs”) that offer high dividend yields chosen from a universe consisting of the stocks listed on the exchanges of those countries included in the S&P Global Broad Market Index, an index designed to measure global stock market performance. Potential index constituents include common stocks and ADRs with market capitalizations greater than $1.0 billion at the time of reconstitution, which for ADRs is determined based on an evaluation of the underlying security, and includes securities of mid- and large-capitalization companies, as defined by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc., the Fund’s index provider (“S&P” or the “Index Provider”).

The Fund will invest at least 90% of its total assets in common stocks and ADRs that comprise the Index and depositary receipts and shares representing common stocks that comprise the Index (or underlying securities representing ADRs that comprise the Index.) Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

Fund Performance
All Fund returns cited – whether based on net asset value (“NAV”) or market price – assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2012.

On a market price basis, the Fund generated a total return of 11.29%, which included an increase in market price over the period to $12.72 on November 30, 2012, from $12.10 as of May 31, 2012. On an NAV basis, the Fund generated a total return of 11.00%, which included an increase in NAV over the period to $12.70 on November 30, 2012, from $12.11 as of May 31, 2012.

At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and market comparison purposes, the Index returned 10.91% and the MSCI World Index, an index designed to measure the equity market performance of developed markets, returned 12.81% for the 6-month period ended November 30, 2012.

The Fund made quarterly distributions per share of $0.46 on June 29, 2012 and $0.266 on September 28, 2012.

Performance Attribution
For the six-month period ended November 30, 2012, the financial sector and the energy sector were the largest contributors to return. The basic materials and technology sectors detracted most from return. Positions that contributed most significantly to the Fund’s return included Sakari Resources Ltd., a coal mining company that mines for thermal coal on Sebuku Island, the Makassar Straits and the Separi region (not held in the Fund’s portfolio at period end); Marine Harvest ASA, a Norwegian-based fish farming plant, raising mainly Atlantic salmon (not held in the Fund’s portfolio at period end); and ACS Actividades de Construccion y Servicios SA, a Spain-based engineering and contracting company that develops civil and industrial infrastructures (3.7% of the Fund’s long-term investments at period end). Positions that detracted most significantly from return included Koninklijke KPN NV, which provides telecommunications services throughout the Netherlands (1.8% of the Fund’s long-term investments at period end); Peugeot SA, a manufacturer of automobiles and light commercial vehicles in France (2.3% of the Fund’s long-term investments at period end); and Lonking Holdings Ltd., which designs, manufactures and sells wheel loaders and infrastructure machinery in the People’s Republic of China (not held in the Fund’s portfolio at period end).

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 29

November 30, 2012

Risks and Other Considerations
The views expressed in this report reflect those of the portfolio managers and Guggenheim Investments only through the report period as stated on the cover. These views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation of any kind. The material may also contain forward-looking statements that involve risk and uncertainty, and there is no guarantee they will come to pass.

This information does not represent an offer to sell securities of the Funds and it is not soliciting an offer to buy securities of the Funds. An investment in the various Guggenheim Investments ETFs is subject to certain risks and other considerations. Below are some general risks and considerations associated with investing in the Funds, which may cause you to lose money, including the entire principal that you invest. Please refer to the individual ETF prospectus for a more detailed discussion of the Fund-specific risks and considerations.

Credit/Default Risk: Issuers or guarantors of debt instruments or the coun-terparty to a derivatives contract, repurchase agreement or loan of portfolio securities may be unable or unwilling to make timely interest and/or principal payments or otherwise honor their obligations. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. Securities issued by the U.S. government have limited credit risk. However, securities issued by certain U.S. government agencies are not necessarily backed by the full faith and credit of the U.S. government. Credit rating downgrades and defaults (failure to make interest or principal payment) may potentially reduce the respective Fund’s income and share price.

Interest Rate Risk: As interest rates rise, the value of fixed-income securities held by the Funds is likely to decrease. Securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations.

Income Risk: Falling interest rates may cause the Funds’ income to decline.

Mortgage-and Asset-Backed Securities Risks (GIY and GSY): Mortgage-Backed Securities (“MBS”) (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The principal on MBS or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Therefore, these securities are subject to “prepayment risk” and “extension risk.”

Non-Correlation Risk (excludes GIY and GSY): For passively managed Index Funds, the respective Fund’s return may not match the return of the Index including, but not limited to, operating expenses and costs in buying and selling securities to reflect changes in the Index. The Fund may not be fully invested at times. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate with the Index return, as would be the case if it purchased all of the stocks with the same weightings as the Index.

High-Yield Securities Risk: High yield securities (bonds that are rated below investment grade) are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations as well as may be subject to greater price volatility.

Foreign Issuers Risk: Investing in non-U.S. issuers may involve unique risks such as currency, political, and economic risk, as well as less market liquidity, generally greater market volatility and less complete financial information than for U.S. issuers.

Financial Services Sector Risk: Industry is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.

Active Management Risk (GIY and GSY): The Funds are subject to management risk because they are actively managed portfolios. In managing the Funds’ portfolio securities, the Investment Adviser will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

Risk of Deviation between Market Price and NAV (GIY and GSY): Unlike conventional ETFs, the Funds are not index funds. The Funds are actively managed and do not seek to replicate the performance of a specified index. There can be no assurance as to whether and/or the extent to which the Shares will trade at premiums or discounts to NAV.

Municipal Securities Risk (GSY): Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. In addition, there is a risk that, as a result of the current economic crisis, the ability of any issuer to pay, when due, the principal or interest on its municipal bonds may be materially affected.

Call Risk/Prepayment Risk: During periods of falling interest rates, an issuer of a callable bond may exercise its right to pay principal on an obligation earlier than expected. This may result in the Funds’ having to reinvest proceeds at lower interest rates, resulting in a decline in the Funds’ income.

Extension Risk: An issuer may exercise its right to pay principal on an obligation later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease and the Funds’ performance may suffer from the inability to invest in higher-yielding securities.

Liquidity Risk: If the Funds invest in illiquid securities or securities that become illiquid, Fund returns may be reduced because the Funds may be unable to sell the illiquid securities at an advantageous time or price.

30 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

November 30, 2012

Risks and Other Considerations continued

Non-Diversified Fund Risk (excluding GSY): The Funds can invest a greater portion of assets in securities of individual issuers than a diversified fund. Changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Declining Yield Risk (excludes GIY, GSY and LVL): During the final year of the Funds’ operations, as the bonds held by the Funds mature and the Funds’ portfolio transitions to cash and cash equivalents, the Funds’ yield will generally tend to move toward the yield of cash and cash equivalents and thus may be lower than the yields of the bonds previously held by the Funds and/or prevailing yields for bonds in the market.

Fluctuation of Yield and Liquidation Amount Risk (excludes GIY, GSY and LVL): The Funds, unlike a direct investment in a bond that has a level coupon payment and a fixed payment at maturity, will make distributions of income that vary over time. Unlike a direct investment in bonds, the breakdown of returns between Fund distributions and liquidation proceeds are not predictable at the time of your investment. For example, at times during the Funds’ existence, they may make distributions at a greater (or lesser) rate than the coupon payments received on the Funds’ portfolio, which will result in the Funds returning a lesser (or greater) amount on liquidation than would otherwise be the case. The rate of Fund distribution payments may adversely affect the tax characterization of your returns from an investment in the Funds relative to a direct investment in corporate bonds. If the amount you receive as liquidation proceeds upon the Funds’ termination is higher or lower than your cost basis, you may experience a gain or loss for tax purposes.

Concentration Risk (excludes GIY and GSY): If the Index concentrates in an industry or group of industries the Funds’ investments will be concentrated accordingly. In such event, the value of the Funds’ shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Telecommunications Sector Risk (LVL): This sector is subject to extensive government regulation. The telecommunications sector can also be significantly affected by intense competition, including competition with alternative technologies such as wireless communications, product compatibility, consumer preferences, rapid obsolescence and research and development of new products.

Equity Risk (LVL): The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Utilities Sector Risk (LVL): Companies in the utilities sector may be adversely affected by economic, political, and regulatory or deregulatory changes, and other occurrences associated with the utilities industry. This concentration may present more risks than investing in securities that are more broadly diversified over numerous sectors of the economy.

Medium-Sized Company Risk (LVL): Investing in securities of these companies involves greater risk as their securities may be more volatile and less liquid than investing in more established companies. These securities may have returns that vary, sometimes significantly, from the overall stock market.

Risks of Investing In Other Investment Companies (GIY, GSY and LVL): Investments in securities of other investment companies involve risks, including, among others, the fact that shares of other investment companies are subject to the management fees and other expenses of those companies, and the purchase of shares of some investment companies (in the case of closed-end investment companies) may sometimes require the payment of substantial premiums above the value of such companies’ portfolio securities or net asset values.

In addition to the risks described, there are certain other risks related to investing in the Funds. These risks are described further in the Prospectus and Statement of Additional Information.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 31

FUND SUMMARY & PERFORMANCE (Unaudited)	November 30, 2012

BSCC Guggenheim BulletShares 2012 Corporate Bond ETF

Fund Statistics
Share Price	$20.40
Net Asset Value	$20.46
Premium/Discount to NAV	-0.29%
Net Assets ($000)	$101,268

Total Returns
			Since
	Six	One	Inception
(Inception 6/07/10)	Month	Year	(Annualized)
Guggenheim BulletShares
2012 Corporate Bond ETF
NAV	0.27%	0.99%	1.77%
Market	0.22%	0.30%	1.65%
BulletShares® USD
Corporate Bond 2012 Index	0.36%	1.27%	2.07%
Barclays U.S. 1-3 Year
Corporate Bond Index	1.86%	4.22%	3.53%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $20.04 per share for share price returns or initial net asset value (NAV) of $20.04 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Barclays U.S. 1-3 Year Corporate Bond Index includes publicly issued U.S. dollar-denominated investment-grade corporate issues that have a remaining maturity of greater than or equal to one year and less than three years. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Banks	3.1%
Diversified Financial Services	2.6%
Electric	0.9%
Food	1.3%
Insurance	1.0%
Media	0.9%
Miscellaneous Manufacturing	0.7%
Total Corporate Bonds	10.5%
US Treasury Security	91.4%
Total Investments	101.9%
Liabilities in excess of Other Assets	-1.9%
Net Assets	100.0%

% of Corporate
Credit Quality	Bonds
A	72.0%
AA	6.6%
NR	21.4%

Represents Standard & Poor’s rating as a percentage of corporate bonds. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

% of Corporate
Country Breakdown	Bonds
United States	70.3%
United Kingdom	21.4%
France	8.3%

Portfolio breakdown is shown as a percentage of net assets. Credit quality and country breakdown are shown as a percentage of corporate bonds. All are subject to change daily. For more current Fund information, please visit www.guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

On December 31, 2012, Guggenheim BulletShares 2012 Corporate Bond ETF made its final maturity distribution to shareholders of record on December 28, 2012. The distribution consisted of the following:

Short-Term	Long-Term	Return of	Final Net
Capital Gain	Capital Gain	Investment	Asset Value
per Share	per Share	per Share	per Share
$0.0013	$0.0028	$20.4537	$20.4578

32 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2012

BSCD Guggenheim BulletShares 2013 Corporate Bond ETF

Fund Statistics
Share Price	$20.82
Net Asset Value	$20.86
Premium/Discount to NAV	-0.19%
Net Assets ($000)	$159,601

Total Returns
			Since
	Six	One	Inception
(Inception 6/07/10)	Month	Year	(Annualized)
Guggenheim BulletShares
2013 Corporate Bond ETF
NAV	0.78%	2.59%	2.91%
Market	0.49%	1.51%	2.82%
BulletShares® USD
Corporate Bond 2013 Index	0.93%	2.79%	3.06%
Barclays U.S. 1-3 Year
Corporate Bond Index	1.86%	4.22%	3.53%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for the fee payments under the investment advisory agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

The Barclays U.S. 1-3 Year Corporate Bond Index includes publicly issued U.S. dollar-denominated investment-grade corporate issues that have a remaining maturity of greater than or equal to one year and less than three years. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Since inception returns assume a purchase of the Fund at the initial share price of $20.08 per share for share price returns or initial net asset value (NAV) of $20.08 per share for NAV returns. Returns for periods of less than one year are not annualized.

Portfolio Breakdown	% of Net Assets
Banks	29.1%
Diversified Financial Services	17.8%
Insurance	6.0%
Telecommunications	5.6%
Computers	4.7%
Pharmaceuticals	4.3%
Retail	3.7%
Oil & Gas	3.5%
Media	3.1%
Miscellaneous Manufacturing	2.8%
Beverages	2.8%
Food	2.6%
Agriculture	1.9%
Chemicals	1.0%
Software	1.0%
Auto Manufacturers	0.9%
Mining	0.9%
Transportation	0.8%
Aerospace & Defense	0.8%
Iron & Steel	0.7%
Pipelines	0.6%
Electric	0.5%
Lodging	0.4%
Household Products & Housewares	0.4%
Semiconductors	0.4%
Electronics	0.3%
Machinery-Diversified	0.3%
Building Materials	0.3%
Health Care Services	0.2%
Advertising	0.1%
Housewares	0.1%
Home Furnishings	0.1%
Health Care Products	0.1%
Water	0.1%
Total Corporate Bonds	97.9%
Investments of Collateral for Securities Loaned	0.3%
Total Investments	98.2%
Other Assets in excess of Liabilities	1.8%
Net Assets	100.0%

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 33

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2012

BSCD Guggenheim BulletShares 2013 Corporate Bond ETF (continued)

% of Corporate
Credit Quality	Bonds
AAA	0.7%
AA	20.6%
A	56.7%
BBB	19.1%
BB	2.9%

Represents Standard & Poor’s rating as a percentage of corporate bonds. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

% of Corporate
Country Breakdown	Bonds
United States	81.3%
Canada	4.4%
United Kingdom	3.9%
Switzerland	2.8%
Netherlands	2.7%
Germany	2.4%
Luxembourg	1.2%
Spain	0.9%
Cayman Islands	0.2%
Bermuda	0.1%
France	0.1%

Portfolio breakdown is shown as a percentage of net assets. Credit quality and country breakdown are shown as a percentage of corporate bonds. All are subject to change daily. For more current Fund information, please visit www.guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

34 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2012

BSCE Guggenheim BulletShares 2014 Corporate Bond ETF

Fund Statistics
Share Price	$21.30
Net Asset Value	$21.25
Premium/Discount to NAV	0.24%
Net Assets ($000)	$178,473

Total Returns
			Since
	Six	One	Inception
(Inception 6/07/10)	Month	Year	(Annualized)
Guggenheim BulletShares
2014 Corporate Bond ETF
NAV	1.86%	4.50%	4.14%
Market	1.81%	3.68%	4.23%
BulletShares USD
Corporate Bond 2014 Index	2.01%	4.71%	4.58%
Barclays U.S. 3-5 Year
Corporate Bond Index	4.31%	9.13%	6.44%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $20.10 per share for share price returns or initial net asset value (NAV) of $20.10 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Barclays U.S. 3-5 Year Corporate Bond Index includes publicly issued U.S. dollar-denominated investment-grade corporate issues that have a remaining maturity of greater than or equal to three years and less than five years. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Banks	30.5%
Diversified Financial Services	12.9%
Telecommunications	7.5%
Oil & Gas	5.6%
Pharmaceuticals	5.1%
Media	4.6%
Beverages	3.2%
Insurance	3.2%
Computers	3.2%
Retail	2.4%
Electric	1.9%
Chemicals	1.9%
Software	1.5%
Biotechnology	1.4%
Cosmetics & Personal Care	1.1%
Food	1.1%
Aerospace & Defense	1.0%
Agriculture	1.0%
Pipelines	0.9%
Mining	0.8%
Commercial Services	0.7%
Health Care Products	0.7%
Miscellaneous Manufacturing	0.7%
Electronics	0.6%
Advertising	0.6%
Health Care Services	0.5%
Transportation	0.5%
Machinery - Construction & Mining	0.4%
Holding Companies - Diversified	0.4%
Internet	0.4%
Semiconductors	0.4%
Office & Business Equipment	0.3%
Real Estate Investment Trusts	0.3%
Auto Manufacturers	0.3%
Gas	0.3%
Home Furnishings	0.2%
Iron & Steel	0.2%
Machinery - Diversified	0.2%
Forest Products & Paper	0.1%
Lodging	0.0%*
Total Corporate Bonds	98.6%
Investments of Collateral for Securities Loaned	0.3%
Total Investments	98.9%
Other Assets in excess of Liabilities	1.1%
Net Assets	100.0%

*Less than 0.1%.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 35

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2012

BSCE Guggenheim BulletShares 2014 Corporate Bond ETF (continued)

% of Corporate
Credit Quality	Bonds
AAA	1.7%
AA	15.9%
A	53.8%
BBB	27.1%
BB	1.5%

Represents Standard & Poor’s rating as a percentage of corporate bonds. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

% of Corporate
Country Breakdown	Bonds
United States	82.8%
United Kingdom	5.3%
Canada	3.9%
Switzerland	1.8%
Netherlands	1.6%
France	1.3%
Australia	0.7%
Luxembourg	0.7%
Norway	0.6%
Bermuda	0.4%
Spain	0.4%
Germany	0.4%
Ireland	0.1%

Portfolio breakdown is shown as a percentage of net assets. Credit quality and country breakdown are shown as a percentage of corporate bonds. All are subject to change daily. For more current Fund information, please visit www.guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

36 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2012

BSCF Guggenheim BulletShares 2015 Corporate Bond ETF

Fund Statistics
Share Price	$21.86
Net Asset Value	$21.80
Premium/Discount to NAV	0.28%
Net Assets ($000)	$160,259

Total Returns
			Since
	Six	One	Inception
(Inception 6/07/10)	Month	Year	(Annualized)
Guggenheim BulletShares
2015 Corporate Bond ETF
NAV	3.13%	7.43%	5.61%
Market	3.22%	6.68%	5.71%
BulletShares USD
Corporate Bond 2015 Index	3.29%	7.92%	5.98%
Barclays U.S. 3-5 Year
Corporate Bond Index	4.31%	9.13%	6.44%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $20.14 per share for share price returns or initial net asset value (NAV) of $20.14 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Barclays U.S. 3-5 Year Corporate Bond Index includes publicly issued U.S. dollar-denominated investment-grade corporate issues that have a remaining maturity of greater than or equal to three years and less than five years. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Banks	32.4%
Diversified Financial Services	17.5%
Oil & Gas	5.3%
Insurance	4.8%
Telecommunications	4.7%
Beverages	3.9%
Pharmaceuticals	3.3%
Retail	3.2%
Media	3.2%
Electric	2.6%
Computers	2.2%
Aerospace & Defense	1.7%
Health Care Products	1.7%
Chemicals	1.5%
Real Estate Investment Trusts	1.3%
Cosmetics & Personal Care	1.2%
Pipelines	1.2%
Biotechnology	1.0%
Software	0.8%
Iron & Steel	0.8%
Mining	0.6%
Food	0.5%
Health Care Services	0.5%
Office & Business Equipment	0.4%
Agriculture	0.4%
Savings & Loans	0.3%
Internet	0.3%
Transportation	0.2%
Machinery - Construction & Mining	0.2%
Electronics	0.2%
Household Products & Housewares	0.1%
Building Materials	0.1%
Forest Products & Paper	0.1%
Semiconductors	0.1%
Miscellaneous Manufacturing	0.1%
Lodging	0.0%*
Total Corporate Bonds	98.4%
Investments of Collateral for Securities Loaned	0.3%
Total Investments	98.7%
Other Assets in excess of Liabilities	1.3%
Net Assets	100.0%
*Less than 0.1%.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 37

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2012

BSCF Guggenheim BulletShares 2015 Corporate Bond ETF (continued)

% of Corporate
Credit Quality	Bonds
AAA	0.6%
AA	20.2%
A	53.4%
BBB	21.5%
BB	4.3%

Represents Standard & Poor’s rating as a percentage of corporate bonds. For securities not rated by Standard & Poor’s Rating Group, the ratings by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

% of Corporate
Country Breakdown	Bonds
United States	78.3%
United Kingdom	5.8%
Canada	5.3%
Netherlands	2.4%
France	2.3%
Luxembourg	1.4%
Japan	1.2%
Switzerland	1.1%
Spain	0.9%
Germany	0.8%
Cayman Islands	0.5%

Portfolio breakdown is shown as a percentage of net assets. Credit quality and country breakdown are shown as a percentage of corporate bonds. All are subject to change daily. For more current Fund information, please visit www.guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

38 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2012

BSCG Guggenheim BulletShares 2016 Corporate Bond ETF

Fund Statistics
Share Price	$22.23
Net Asset Value	$22.24
Premium/Discount to NAV	-0.04%
Net Assets ($000)	$156,827

Total Returns
			Since
	Six	One	Inception
(Inception 6/07/10)	Month	Year	(Annualized)
Guggenheim BulletShares
2016 Corporate Bond ETF
NAV	3.86%	9.30%	6.88%
Market	3.61%	8.31%	6.85%
BulletShares® USD
Corporate Bond 2016 Index	4.17%	9.71%	7.52%
Barclays U.S. 5-7 Year
Corporate Bond Index	6.02%	13.49%	9.36%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $20.13 per share for share price returns or initial net asset value (NAV) of $20.13 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Barclays U.S. 5-7 Year Corporate Bond Index includes publicly issued U.S. dollar-denominated investment-grade corporate issues that have a remaining maturity of greater than or equal to five years and less than seven years. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Banks	31.1%
Diversified Financial Services	12.6%
Telecommunications	7.6%
Oil & Gas	5.7%
Media	4.4%
Pharmaceuticals	3.4%
Retail	3.1%
Computers	2.4%
Beverages	2.3%
Insurance	2.3%
Food	1.9%
Software	1.8%
Health Care Services	1.4%
Chemicals	1.4%
Health Care Products	1.4%
Agriculture	1.3%
Aerospace & Defense	1.1%
Biotechnology	1.1%
Semiconductors	1.1%
Gas	1.0%
Building Materials	1.0%
Mining	0.8%
Electronics	0.8%
Real Estate Investment Trusts	0.8%
Pipelines	0.8%
Commercial Services	0.7%
Miscellaneous Manufacturing	0.6%
Auto Parts & Equipment	0.5%
Internet	0.5%
Office & Business Equipment	0.5%
Cosmetics & Personal Care	0.5%
Iron & Steel	0.4%
Machinery-Construction & Mining	0.4%
Advertising	0.4%
Savings & Loans	0.3%
Textiles	0.3%
Electric	0.2%
Transportation	0.2%
Environmental Control	0.1%
Machinery-Diversified	0.1%
Lodging	0.0%*
Total Corporate Bonds	98.3%
Investments of Collateral for Securities Loaned	0.7%
Total Investments	99.0%
Other Assets in excess of Liabilities	1.0%
Net Assets	100.0%
*Less than 0.1%

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 39

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2012

BSCG Guggenheim BulletShares 2016 Corporate Bond ETF (continued)

% of Corporate
Credit Quality	Bonds
AAA	0.9%
AA	13.2%
A	55.9%
BBB	27.0%
BB	3.0%

Represents Standard & Poor’s rating as a percentage of corporate bonds. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

% of Corporate
Country Breakdown	Bonds
United States	82.8%
United Kingdom	5.3%
Canada	3.9%
France	2.5%
Germany	1.1%
Japan	1.0%
Cayman Islands	0.6%
Switzerland	0.5%
Spain	0.4%
Australia	0.4%
Netherlands	0.4%
Luxembourg	0.4%
Norway	0.3%
Sweden	0.3%
Bermuda	0.1%

Portfolio breakdown is shown as a percentage of net assets. Credit quality and country breakdown are shown as a percentage of long-term investments. All are subject to change daily. For more current Fund information, please visit www.guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

40 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2012

BSCH Guggenheim BulletShares 2017 Corporate Bond ETF

Fund Statistics
Share Price	$22.93
Net Asset Value	$22.86
Premium/Discount to NAV	0.31%
Net Assets ($000)	$174,878

Total Returns
			Since
	Six	One	Inception
(Inception 6/07/10)	Month	Year	(Annualized)
Guggenheim BulletShares
2017 Corporate Bond ETF
NAV	5.75%	12.37%	8.41%
Market	5.92%	11.68%	8.52%
BulletShares® USD
Corporate Bond 2017 Index	5.95%	13.01%	9.04%
Barclays U.S. 5-7 Year
Corporate Bond Index	6.02%	13.49%	9.36%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $20.19 per share for share price returns or initial net asset value (NAV) of $20.19 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Barclays U.S. 5-7 Year Corporate Bond Index includes publicly issued U.S. dollar-denominated investment-grade corporate issues that have a remaining maturity of greater than or equal to five years and less than seven years. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Banks	33.3%
Diversified Financial Services	14.4%
Oil & Gas	6.8%
Media	4.2%
Pharmaceuticals	4.2%
Retail	3.8%
Insurance	3.2%
Telecommunications	3.1%
Beverages	2.9%
Computers	2.5%
Miscellaneous Manufacturing	2.1%
Real Estate Investment Trusts	1.8%
Food	1.6%
Agriculture	1.5%
Electric	1.4%
Mining	1.3%
Biotechnology	1.2%
Aerospace & Defense	1.2%
Chemicals	1.1%
Health Care Products	1.0%
Pipelines	0.9%
Health Care Services	0.8%
Office & Business Equipment	0.8%
Transportation	0.6%
Household Products & Housewares	0.5%
Internet	0.5%
Electronics	0.4%
Water	0.3%
Iron & Steel	0.3%
Software	0.3%
Oil & Gas Services	0.2%
Semiconductors	0.2%
Engineering & Construction	0.1%
Gas	0.1%
Machinery-Construction & Mining	0.1%
Total Corporate Bonds	98.7%
Investments of Collateral for Securities Loaned	1.0%
Total Investments	99.7%
Other Assets in excess of Liabilities	0.3%
Net Assets	100.0%

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 41

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2012

BSCH Guggenheim BulletShares 2017 Corporate Bond ETF (continued)

% of Corporate
Credit Quality	Bonds
AAA	1.4%
AA	18.2%
A	52.5%
BBB	25.9%
BB	2.0%

Represents Standard & Poor’s rating as a percentage of corporate bonds. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

% of Corporate
Country Breakdown	Bonds
United States	81.3%
United Kingdom	5.0%
Canada	3.8%
Netherlands	1.7%
France	1.6%
Germany	1.4%
Switzerland	1.2%
Sweden	1.0%
Japan	0.9%
Luxembourg	0.8%
Norway	0.7%
Spain	0.3%
Cayman Islands	0.3%

Portfolio breakdown is shown as a percentage of net assets. Credit quality and country breakdown are shown as a percentage of corporate bonds. All are subject to change daily. For more current Fund information, please visit www.guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

42 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2012

BSCI Guggenheim BulletShares 2018 Corporate Bond ETF

Fund Statistics
Share Price	$21.18
Net Asset Value	$21.09
Premium/Discount to NAV	0.43%
Net Assets ($000)	$31,633

Total Returns
	Six	Since
(Inception 3/28/12)	Month	Inception
Guggenheim BulletShares 2018
Corporate Bond ETF
NAV	6.40%	6.87%
Market	6.37%	7.32%
BulletShares USD
Corporate Bond 2018 Index	6.86%	7.80%
Barclays U.S. 5-7 Year
Corporate Bond Index	6.02%	7.23%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $19.98 per share for share price returns or initial net asset value (NAV) of $19.98 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Barclays U.S. 5-7 Year Corporate Bond Index includes publicly issued U.S. dollar-denominated investment-grade corporate issues that have a remaining maturity of greater than or equal to five years and less than seven years. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Banks	16.2%
Diversified Financial Services	14.5%
Telecommunications	9.4%
Insurance	7.8%
Electric	4.7%
Pharmaceuticals	4.2%
Media	4.2%
Oil & Gas	3.0%
Agriculture	2.9%
Transportation	2.6%
Beverages	2.6%
Retail	2.6%
Real Estate Investment Trusts	2.3%
Mining	2.3%
Chemicals	1.9%
Health Care Services	1.9%
Pipelines	1.8%
Software	1.8%
Food	1.8%
Environmental Control	1.4%
Office & Business Equipment	1.1%
Computers	1.1%
Semiconductors	0.9%
Forest Products & Paper	0.9%
Oil & Gas Services	0.8%
Electronics	0.7%
Health Care Products	0.6%
Iron & Steel	0.5%
Household Products & Housewares	0.4%
Miscellaneous Manufacturing	0.4%
Gas	0.4%
Biotechnology	0.4%
Water	0.2%
Total Investments	98.3%
Other Assets in excess of Liabilities	1.7%
Net Assets	100.0%

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 43

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2012

BSCI Guggenheim BulletShares 2018 Corporate Bond ETF (continued)

% of Corporate
Credit Quality	Bonds
AAA	0.4%
AA	6.1%
A	60.8%
BBB	30.3%
BB	2.4%

Represents Standard & Poor’s rating as a percentage of corporate bonds. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

% of Corporate
Country Breakdown	Bonds
United States	88.1%
Canada	3.3%
Switzerland	2.3%
United Kingdom	1.5%
Luxembourg	1.4%
Australia	1.0%
Netherlands	0.9%
Bermuda	0.7%
Cayman Islands	0.6%
France	0.2%

Portfolio breakdown is shown as a percentage of net assets. Credit quality and country breakdown are shown as a percentage of corporate bonds. All are subject to change daily. For more current Fund information, please visit www.guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

44 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2012

BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF

Fund Statistics
Share Price	$21.20
Net Asset Value	$21.10
Premium/Discount to NAV	0.47%
Net Assets ($000)	$12,661

Total Returns
	Six	Since
(Inception 3/28/12)	Month	Inception
Guggenheim BulletShares 2019
Corporate Bond ETF
NAV	5.59%	7.40%
Market	6.77%	7.90%
BulletShares USD
Corporate Bond 2019 Index	5.75%	7.93%
Barclays U.S. 5-7 Year
Corporate Bond Index	6.02%	7.23%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $19.97 per share for share price returns or initial net asset value (NAV) of $19.97 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Barclays U.S. 5-7 Year Corporate Bond Index includes publicly issued U.S. dollar-denominated investment-grade corporate issues that have a remaining maturity of greater than or equal to five years and less than seven years. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for the fee payments under the investment advisory agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Oil & Gas	12.7%
Banks	11.9%
Diversified Financial Services	9.6%
Telecommunications	7.6%
Pharmaceuticals	5.3%
Electric	5.1%
Beverages	5.0%
Media	4.6%
Insurance	4.2%
Aerospace & Defense	3.4%
Chemicals	2.9%
Real Estate Investment Trusts	2.9%
Food	2.5%
Software	2.4%
Mining	2.3%
Miscellaneous Manufacturing	1.9%
Pipelines	1.7%
Forest Products & Paper	1.6%
Agriculture	1.6%
Retail	1.5%
Oil & Gas Services	1.0%
Transportation	1.0%
Health Care Products	1.0%
Electronics	0.9%
Environmental Control	0.9%
Computers	0.9%
Semiconductors	0.8%
Cosmetics & Personal Care	0.8%
Total Investments	98.0%
Other Assets in excess of Liabilities	2.0%
Net Assets	100.0%

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 45

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2012

BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF (continued)

% of Corporate
Credit Quality	Bonds
AAA	0.9%
AA	10.9%
A	51.4%
BBB	36.8%

Represents Standard & Poor’s rating as a percentage of corporate bonds. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

% of Corporate
Country Breakdown	Bonds
United States	84.6%
United Kingdom	3.9%
Canada	5.3%
Netherlands	1.4%
Bermuda	2.0%
Switzerland	1.0%
France	0.9%
Luxembourg	0.9%

Portfolio breakdown is shown as a percentage of net assets. Credit quality and country breakdown are shown as a percentage of corporate bonds. All are subject to change daily. For more current Fund information, please visit www.guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

46 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2012

BSCK Guggenheim BulletShares 2020 Corporate Bond ETF

Fund Statistics
Share Price	$21.40
Net Asset Value	$21.31
Premium/Discount to NAV	0.42%
Net Assets ($000)	$15,982

Total Returns
	Six	Since
(Inception 3/28/12)	Month	Inception
Guggenheim BulletShares 2020
Corporate Bond ETF
NAV	6.43%	8.48%
Market	6.93%	8.93%
BulletShares® USD
Corporate Bond 2020 Index	6.72%	9.28%
Barclays U.S. 5-7 Year
Corporate Bond Index	6.09%	8.60%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $19.99 per share for share price returns or initial net asset value (NAV) of $19.99 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Barclays U.S. 5-7 Year Corporate Bond Index includes publicly issued U.S. dollar-denominated investment-grade corporate issues that have a remaining maturity of greater than or equal to five years and less than seven years. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Banks	21.0%
Diversified Financial Services	6.5%
Media	6.5%
Oil & Gas	6.4%
Pipelines	5.6%
Real Estate Investment Trusts	5.4%
Beverages	5.2%
Retail	4.6%
Aerospace & Defense	4.0%
Pharmaceuticals	3.6%
Food	3.6%
Insurance	3.3%
Chemicals	2.9%
Internet	2.7%
Health Care Products	2.1%
Electric	2.1%
Mining	1.8%
Advertising	1.7%
Telecommunications	1.7%
Agriculture	1.5%
Health Care Services	1.4%
Biotechnology	1.1%
Environmental Control	0.7%
Software	0.7%
Commercial Services	0.7%
Housewares	0.7%
Oil & Gas Services	0.7%
Computers	0.6%
Total Investments	98.8%
Other Assets in excess of Liabilities	1.2%
Net Assets	100.0%

% of Corporate
Credit Quality	Bonds
AA	9.5%
A	45.8%
BB	0.8%
BBB	43.9%

Represents Standard & Poor’s rating as a percentage of corporate bonds. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 47

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2012

BSCK Guggenheim BulletShares 2020 Corporate Bond ETF (continued)

% of Corporate
Country Breakdown	Bonds
United States	85.4%
United Kingdom	4.3%
Switzerland	2.8%
Canada	2.2%
Netherlands	1.1%
France	1.1%
Australia	1.0%
Cayman Islands	0.8%
Bermuda	0.7%
Spain	0.6%

Portfolio breakdown is shown as a percentage of net assets. Credit quality and country breakdown are shown as a percentage of corporate bonds. All are subject to change daily. For more current Fund information, please visit www.guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

48 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2012

BSJC Guggenheim BulletShares 2012 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$25.42
Net Asset Value	$25.45
Premium/Discount to NAV	-0.12%
Net Assets ($000)	$71,264

Total Returns
	Six	One	Since
(Inception 1/25/11)	Month	Year	Inception
Guggenheim BulletShares
2012 High Yield Corporate
Bond ETF
NAV	1.59%	4.69%	3.87%
Market	2.00%	3.70%	3.79%
BulletShares® USD High
Yield Corporate Bond
2012 Index	1.60%	5.15%	3.80%
Barclays U.S. Corporate
High Yield Index	8.54%	16.99%	9.16%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.07 per share for share price returns or initial net asset value (NAV) of $25.07 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/ BB+ or below. The index excludes emerging market debt. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Diversified Financial Services	3.2%
Office & Business Equipment	2.6%
Retail	1.5%
Packaging & Containers	1.5%
Aerospace & Defense	1.5%
Chemicals	1.4%
Commercial Services	1.4%
Airlines	1.0%
Health Care Products	1.0%
Leisure Time	0.6%
Software	0.4%
Total Corporate Bonds	16.1%
U.S. Treasury Securities	86.4%
Total Investments	102.5%
Liabilities in excess of Other Assets	(2.5%)
Net Assets	100.0%

% of Corporate
Credit Quality	Bonds
BB	2.3%
B	45.2%
CCC	43.4%
CC	9.1%

Represents Standard & Poor’s rating as a percentage of corporate bonds. For securities not rated by Standard & Poor’s Rating Group, the ratings by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 49

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2012

BSJC Guggenheim BulletShares 2012 High Yield Corporate Bond ETF (continued)

% of Corporate
Country Breakdown	Bonds
United States	93.6%
Canada	6.4%

Portfolio breakdown is shown as a percentage of net assets. Credit quality and country breakdown are shown as a percentage of corporate bonds. All are subject to change daily. For more current Fund information, please visit www.guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

50 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2012

BSJD Guggenheim BulletShares 2013 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$25.88
Net Asset Value	$25.78
Premium/Discount to NAV	0.39%
Net Assets ($000)	$195,941

Total Returns
	Six	One	Since
(Inception 1/25/11)	Month	Year	Inception
Guggenheim BulletShares
2013 High Yield Corporate
Bond ETF
NAV	3.77%	8.61%	5.61%
Market	3.77%	8.35%	5.82%
BulletShares® USD High
Yield Corporate Bond
2013 Index	3.65%	9.17%	5.59%
Barclays U.S. Corporate
High Yield Index	8.54%	16.99%	9.16%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.13 per share for share price returns or initial net asset value (NAV) of $25.13 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/ BB+ or below. The index excludes emerging market debt. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for the fee payments under the investment advisory agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Lodging	12.7%
Media	11.2%
Oil & Gas	10.3%
Telecommunications	9.6%
Real Estate	6.2%
Health Care Services	3.9%
Mining	3.4%
Diversified Financial Services	3.4%
Electric	3.3%
Machinery-Diversified	3.3%
Real Estate Investment Trusts	2.9%
Packaging & Containers	2.9%
Banks	2.4%
Entertainment	2.1%
Pipelines	2.0%
Holding Companies-Diversified	1.9%
Retail	1.8%
Apparel	1.6%
Coal	1.6%
Food	1.6%
Commercial Services	1.0%
Forest Products & Paper	1.0%
Household Products & Housewares	0.9%
Software	0.9%
Transportation	0.8%
Beverages	0.8%
Leisure Time	0.7%
Chemicals	0.6%
Airlines	0.6%
Savings & Loans	0.6%
Advertising	0.6%
Aerospace & Defense	0.5%
Semiconductors	0.3%
Auto Parts & Equipment	0.2%
Oil & Gas Services	0.1%
Iron & Steel	0.1%
Total Corporate Bonds	97.8%
Investments of Collateral for Securities Loaned	1.5%
Total Investments	99.3%
Other Assets in excess of Liabilities	0.7%
Net Assets	100.0%

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 51

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2012

BSJD Guggenheim BulletShares 2013 High Yield Corporate Bond ETF (continued)

% of Corporate
Credit Quality	Bonds
BBB	1.4%
BB	49.7%
B	47.4%
CCC	1.5%

Represents Standard & Poor’s rating as a percentage of corporate bonds. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

% of Corporate
Country Breakdown	Bonds
United States	90.7%
Canada	8.4%
Bermuda	0.7%
France	0.2%

Portfolio breakdown is shown as a percentage of net assets. Credit quality and country breakdown are shown as a percentage of corporate bonds. All are subject to change daily. For more current Fund information, please visit www.guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

52 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2012

BSJE Guggenheim BulletShares 2014 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$26.49
Net Asset Value	$26.39
Premium/Discount to NAV	0.38%
Net Assets ($000)	$182,115

Total Returns
	Six	One	Since
(Inception 1/25/11)	Month	Year	Inception
Guggenheim BulletShares
2014 High Yield Corporate
Bond ETF
NAV	5.32%	11.77%	7.72%
Market	5.79%	11.27%	7.93%
BulletShares® USD High
Yield Corporate Bond
2014 Index	5.50%	12.66%	7.54%
Barclays U.S. Corporate
High Yield Index	8.54%	16.99%	9.16%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.06 per share for share price returns or initial net asset value (NAV) of $25.06 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/ BB+ or below. The index excludes emerging market debt. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Health Care Services	9.7%
Banks	8.0%
Oil & Gas	7.5%
Commercial Services	7.2%
Entertainment	7.1%
Aerospace & Defense	4.8%
Telecommunications	4.1%
Pipelines	4.0%
Chemicals	4.0%
Semiconductors	3.8%
Lodging	3.6%
Retail	3.2%
Media	2.5%
Beverages	2.4%
Electric	2.1%
Real Estate Investments Trusts	2.1%
Internet	2.0%
Real Estate	2.0%
Mining	1.5%
Household Products & Housewares	1.4%
Software	1.4%
Pharmaceuticals	1.4%
Packaging & Containers	1.3%
Auto Parts & Equipment	1.2%
Diversified Financial Services	1.2%
Electronics	1.2%
Forest Products & Paper	1.0%
Advertising	1.0%
Food	0.9%
Miscellaneous Manufacturing	0.9%
Computers	0.8%
Coal	0.7%
Machinery-Diversified	0.6%
Metal Fabricate & Hardware	0.3%
Home Furnishings	0.3%
Home Builders	0.2%
Oil & Gas Services	0.1%
Total Corporate Bonds	97.5%
Exchange Traded Fund	0.4%
Total Long-Term Investments	97.9%
Investments of Collateral for Securities Loaned	2.0%
Total Investments	99.9%
Other Assets in excess of Liabilities	0.1%
Net Assets	100.0%

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 53

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2012

BSJE Guggenheim BulletShares 2014 High Yield Corporate Bond ETF (continued)

% of Long-Term
Credit Quality	Investments
BBB	1.8%
BB	41.6%
B	54.6%
CCC	1.0%
CC	0.6%
Exchange Traded Fund	0.4%

Represents Standard & Poor’s rating as a percentage of long-term investments. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

% of Long-Term
Country Breakdown	Investments
United States	92.4%
Jersey	2.0%
United Kingdom	2.0%
Bermuda	1.2%
Netherlands	1.2%
Canada	1.2%

Portfolio breakdown is shown as a percentage of net assets. Credit quality and country breakdown are shown as a percentage of long-term investments. All are subject to change daily. For more current Fund information, please visit www.guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

54 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2012

BSJF Guggenheim BulletShares 2015 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$26.42
Net Asset Value	$26.42
Premium/Discount to NAV	0.00%
Net Assets ($000)	$332,862

Total Returns
			Since
	Six	One	Inception
(Inception 1/25/11)	Month	Year	(Annualized)
Guggenheim BulletShares
2015 High Yield Corporate
Bond ETF
NAV	6.83%	13.21%	7.83%
Market	6.53%	12.23%	7.80%
BulletShares® USD High
Yield Corporate Bond
2015 Index	6.48%	14.46%	7.16%
Barclays U.S. Corporate
High Yield Index	8.54%	16.99%	9.16%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.21 per share for share price returns or initial net asset value (NAV) of $25.21 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/ BB+ or below. The index excludes emerging market debt. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Oil & Gas	10.0%
Telecommunications	9.8%
Banks	8.9%
Media	5.7%
Packaging & Containers	4.6%
Commercial Services	4.5%
Pharmaceuticals	4.3%
Mining	3.9%
Aerospace & Defense	3.4%
Diversified Financial Services	3.3%
Airlines	3.3%
Lodging	3.2%
Health Care Services	3.1%
Retail	2.9%
Chemicals	2.9%
Coal	2.9%
Holding Companies-Diversified	2.2%
Food	1.9%
Home Builders	1.8%
Software	1.6%
Internet	1.6%
Iron & Steel	1.6%
Real Estate Investment Trusts	1.5%
Pipelines	1.4%
Electric	1.3%
Health Care Products	1.2%
Auto Parts & Equipment	1.1%
Building Materials	1.0%
Forest Products & Paper	0.6%
Apparel	0.5%
Metal Fabricate & Hardware	0.5%
Agriculture	0.5%
Savings & Loan	0.3%
Electrical Components & Equipment	0.2%
Cosmetics & Personal Care	0.2%
Oil & Gas Services	0.2%
Entertainment	0.1%
Trucking & Leasing	0.1%
Advertising	0.1%
Insurance	0.0%*
Total Corporate Bonds	98.2%
Investments of Collateral for Securities Loaned	1.2%
Total Investments	99.4%
Other Assets in excess of Liabilities	0.6%
Net Assets	100.0%
*Less than 0.1%

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 55

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2012

BSJF Guggenheim BulletShares 2015 High Yield Corporate Bond ETF (continued)

% of Corporate
Credit Quality	Bonds
BBB	3.3%
BB	44.4%
B	37.2%
CCC	15.1%

Represents Standard & Poor’s rating as a percentage of corporate bonds. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

% of Corporate
Country Breakdown	Bonds
United States	92.6%
Canada	5.7%
United Kingdom	1.5%
France	0.2%

Portfolio breakdown is shown as a percentage of net assets. Credit quality and country breakdown are shown as a percentage of corporate bonds. All are subject to change daily. For more current Fund information, please visit www.guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

56 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2012

BSJG Guggenheim BulletShares 2016 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$26.06
Net Asset Value	$25.97
Premium/Discount to NAV	0.35%
Net Assets ($000)	$38,948

Total Returns
	Six	Since
(Inception 4/25/12)	Month	Inception
Guggenheim BulletShares 2016
High Yield Corporate Bond ETF
NAV	7.11%	6.43%
Market	7.18%	6.79%
BulletShares® USD High Yield
Corporate Bond 2016 Index	7.80%	7.35%
Barclays U.S. Corporate
High Yield Index	8.54%	7.92%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $24.99 per share for share price returns or initial net asset value (NAV) of $24.99 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/ BB+ or below. The index excludes emerging market debt. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Lodging	8.9%
Media	8.0%
Telecommunications	7.8%
Oil & Gas	6.8%
Health Care Services	6.0%
Packaging & Containers	4.1%
Software	4.1%
Health Care Products	3.4%
Chemicals	3.3%
Gas	3.1%
Home Builders	2.9%
Internet	2.8%
Leisure Time	2.7%
Computers	2.5%
Diversified Financial Services	2.4%
Commercial Services	2.2%
Electric	2.2%
Building Materials	2.1%
Pipelines	2.1%
Beverages	2.1%
Agriculture	2.0%
Food	1.9%
Coal	1.8%
Pharmaceuticals	1.8%
Machinery - Diversified	1.7%
Entertainment	1.7%
Airlines	1.3%
Transportation	1.3%
Mining	1.0%
Forest Products & Paper	0.9%
Real Estate Investment Trusts	0.9%
Retail	0.7%
Iron & Steel	0.5%
Textiles	0.3%
Total Corporate Bonds	97.3%
Exchange Traded Fund	1.3%
Investments of Collateral for Securities Loaned	4.5%
Total Investments	103.1%
Liabilities in excess of Other Assets	-3.1%
Net Assets	100.0%

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 57

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2012

BSJG Guggenheim BulletShares 2016 High Yield Corporate Bond ETF (continued)

% of Long-Term
Credit Quality	Investments
BBB	0.3%
BB	38.7%
B	44.3%
CCC	15.3%
Exchange Traded Fund	1.4%

Represents Standard & Poor’s rating as a percentage of long-term investments. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

% of Long-Term
Country Breakdown	Investments
United States	91.9%
Canada	3.7%
Luxembourg	2.8%
United Kingdom	1.3%
France	0.3%

Portfolio breakdown is shown as a percentage of net assets. Credit quality and country breakdown are shown as a percentage of long-term investments. All are subject to change daily. For more current Fund information, please visit www.guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

58 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2012

BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$26.26
Net Asset Value	$26.17
Premium/Discount to NAV	0.34%
Net Assets ($000)	$20,939

Total Returns
	Six	Since
(Inception 4/25/2012)	Month	Inception
Guggenheim BulletShares 2017
High Yield Corporate Bond ETF
NAV	7.57%	7.44%
Market	7.46%	7.80%
BulletShares® USD High Yield
Corporate Bond 2017 Index	9.18%	6.37%
Barclays U.S. Corporate
High Yield Index	8.54%	7.92%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $24.94 per share for share price returns or initial net asset value (NAV) of $24.94 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/ BB+ or below. The index excludes emerging market debt. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Telecommunications	12.5%
Oil & Gas	7.9%
Banks	7.6%
Media	6.9%
Retail	6.5%
Food	6.2%
Diversified Financial Services	4.0%
Transportation	3.9%
Home Builders	3.8%
Miscellaneous Manufacturing	3.7%
Electric	3.6%
Commercial Services	3.3%
Iron & Steel	3.2%
Machinery-Diversified	2.8%
Pipelines	2.7%
Lodging	2.6%
Electrical Components & Equipment	2.0%
Aerospace & Defense	1.8%
Pharmaceuticals	1.8%
Coal	1.8%
Auto Parts & Equipment	1.6%
Advertising	1.5%
Hand & Machine Tools	1.3%
Packaging & Containers	1.2%
Beverages	0.6%
Health Care Services	0.5%
Mining	0.5%
Internet	0.5%
Metal Fabricate & Hardware	0.5%
Auto Manufacturers	0.4%
Total Corporate Bonds	97.2%
Exchange Traded Fund	0.8%
Total Long-Term Investments	98.0%
Investments of Collateral for Securities Loaned	7.2%
Total Investments	105.2%
Liabilities in excess of Other Assets	-5.2%
Net Assets	100.0%

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 59

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2012

BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF (continued)

% of Corporate
Credit Quality	Bonds
BBB	1.7%
BB	46.6%
B	45.3%
CCC	6.4%

Represents Standard & Poor’s rating as a percentage of corporate bonds. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

% of Long-Term
Country Breakdown	Investments
United States	92.7%
United Kingdom	3.2%
Netherlands	2.1%
Canada	1.5%
Germany	0.5%

Portfolio breakdown is shown as a percentage of net assets. Credit quality is shown as a percentage of corporate bonds. Country breakdown is shown as a percentage of long-term investments. All are subject to change daily. For more current Fund information, please visit www.guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

60 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2012

BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$26.01
Net Asset Value	$25.93
Premium/Discount to NAV	0.31%
Net Assets ($000)	$28,527

Total Returns
	Six	Since
(Inception 4/25/12)	Month	Inception
Guggenheim BulletShares 2018
High Yield Corporate Bond ETF
NAV	8.01%	6.49%
Market	7.86%	6.82%
BulletShares USD High Yield
Corporate Bond 2018 Index	8.95%	7.75%
Barclays U.S. Corporate
High Yield Index	8.54%	7.92%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $24.97 per share for share price returns or initial net asset value (NAV) of $24.97 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/ BB+ or below. The index excludes emerging market debt. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Health Care Services	9.5%
Media	9.2%
Lodging	6.9%
Commercial Services	5.4%
Telecommunications	5.4%
Oil & Gas	4.9%
Entertainment	4.3%
Mining	3.8%
Pharmaceuticals	3.8%
Home Builders	3.2%
Building Materials	3.1%
Food	2.7%
Retail	2.6%
Metal Fabricate & Hardware	2.5%
Household Products & Housewares	2.5%
Shipbuilding	2.3%
Banks	2.2%
Iron & Steel	2.2%
Pipelines	2.2%
Computers	1.9%
Real Estate Investment Trusts	1.9%
Coal	1.8%
Miscellaneous Manufacturing	1.7%
Transportation	1.6%
Electric	1.5%
Auto Parts & Equipment	1.2%
Office & Business Equipment	1.2%
Oil & Gas Services	1.1%
Health Care Products	1.1%
Environmental Control	1.0%
Software	1.0%
Semiconductors	0.4%
Chemicals	0.4%
Packaging & Containers	0.3%
Total Corporate Bonds	96.8%
Exchange Traded Fund	1.4%
Investments of Collateral for Securities Loaned	3.7%
Total Investments	101.9%
Liabilities in excess of Other Assets	-1.9%
Net Assets	100.0%

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 61

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2012

BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF (continued)

% of Long-Term
Credit Quality	Investments
BBB	2.0%
BB	37.5%
B	50.4%
CCC	8.7%
Exchange Traded Fund	1.4%

Represents Standard & Poor’s rating as a percentage of long-term investments. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

% of Long-Term
Country Breakdown	Investments
United States	93.5%
Ireland	2.4%
Luxembourg	1.4%
United Kingdom	1.2%
Puerto Rico	1.1%
Canada	0.4%

Portfolio breakdown is shown as a percentage of net assets. Credit quality and country breakdown are shown as a percentage of long-term investments. All are subject to change daily. For more current Fund information, please visit www.guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

62 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2012

GIY Guggenheim Enhanced Core Bond ETF

Fund Statistics
Share Price	$52.06
Net Asset Value	$52.85
Premium/Discount to NAV	-1.49%
Net Assets ($000)	$5,285

Total Returns
			Three	Since
	Six	One	Years	Inception
(Inception 2/12/08)	Month	Year	(Annualized)	(Annualized)
Guggenheim Enhanced
Core Bond ETF
NAV	1.66%	5.06%	4.96%	5.06%
Market	0.50%	3.68%	6.81%	4.79%
Barclays U.S. Aggregate
Bond Index	1.99%	5.51%	5.68%	5.85%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $50.00 per share for share price returns or initial net asset value (NAV) of $50.00 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 2.78%. In the Financial Highlights section of this Semiannual Report, the Fund’s annualized net operating expense ratio was 0.27% while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 2.08%. There is a contractual fee waiver currently in place for this Fund through December 31, 2015 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.27% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.27%. Without this expense cap, actual returns would be lower.

Portfolio Breakdown	% of Net Assets
Banks	6.5%
Insurance	6.3%
Media	2.1%
Pipelines	1.2%
Electric	1.0%
Oil & Gas	1.0%
Biotechnology	0.9%
Diversified Financial Services	0.8%
Retail	0.4%
Building Materials	0.2%
Total Corporate Bonds	20.4%
Mortgage Backed Securities	39.4%
U.S. Government Agency Securities	8.9%
U.S. Treasury Securities	8.6%
Total Long-Term Investments	77.3%
U.S. Treasury Securities	20.8%
Money Market Fund	3.3%
Total Investments	101.4%
Other Assets in excess of Liabilities	-1.4%
Net Assets	100.0%

% of Long-Term
Credit Quality	Investments
AA	22.6%
A	12.7%
BBB	13.7%
NR- Mortgage Backed Securities	51.0%

Represents Standard & Poor’s rating as a percentage of long-term investments. For securities not rated by Standard & Poor’s Rating Group, the ratings by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

U. S. Treasury securities and U.S. Government Agency securities are not rated, but deemed to be equivalent to securities rated AA+.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 63

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2012

GIY Guggenheim Enhanced Core Bond ETF (continued)

% of Long-Term
Maturity Breakdown	Investments
0-5 Years	19.5%
6-10 Years	16.4%
15-20 Years	0.2%
26-30 Years	63.9%

Portfolio breakdown is shown as a percentage of net assets. Credit quality and maturity breakdown are shown as a percentage of long-term investments. All are subject to change daily. For more current Fund information, please visit www.guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

64 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2012

GSY Guggenheim Enhanced Short Duration Bond ETF

Fund Statistics
Share Price	$50.12
Net Asset Value	$50.14
Premium/Discount to NAV	-0.04%
Net Assets ($000)	$230,626

Total Returns
			Three	Since
	Six	One	Years	Inception
(Inception 2/12/08)	Month	Year	(Annualized)	(Annualized)
Guggenheim
Enhanced
Short Duration
Bond ETF
NAV	0.72%	1.48%	0.45%	0.63%
Market	0.62%	1.56%	0.41%	0.62%
Barclays 1-3 Month
U.S.Treasury
Bill Index	0.04%	0.06%	0.09%	0.39%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $50.00 per share for share price returns or initial net asset value (NAV) of $50.00 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Barclays U.S. Treasury Bill Index 1-3 Month tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full-faith-and-credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.57%. In the Financial Highlights section of the Semiannual Report, the Fund’s annualized net operating expense ratio was 0.27%, while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.31%. There is a contractual fee waiver currently in place for this Fund through December 31, 2015 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.27% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses will be higher than 0.27%. Without this expense cap, actual returns would be lower.

Portfolio Breakdown	% of Net Assets
Banks	8.9%
Insurance	5.8%
Diversified Financial Services	2.5%
Transportation	1.4%
Advertising	1.3%
Office & Business Equipment	1.1%
Software	0.9%
Retail	0.9%
Building Materials	0.7%
Electric	0.7%
Oil & Gas	0.4%
Health Care Services	0.4%
Beverages	0.2%
Total Corporate Bonds	25.2%
Commercial Paper	30.6%
Repurchase Agreements	17.2%
Asset Backed Securities	8.6%
Term Loans	5.5%
Exchange Traded Funds	5.3%
U.S. Treasury Security	4.1%
U.S. Government and Agency Security	1.1%
Money Market Fund	0.7%
Collateralized Mortgage Obligations	0.4%
Municipal Bonds	0.3%
Total Investments	99.0%
Other Assets in excess of Liabilities	1.0%
Net Assets	100.0%

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 65

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2012

GSY Guggenheim Enhanced Short Duration Bond ETF (continued)

% of Total
Credit Quality	Investments
AAA	17.8%
AA	11.1%
A	44.3%
BBB	12.7%
BB	2.2%
B	4.5%
Not Rated	1.3%
Exchange Traded Funds	5.4%
Money Market Fund	0.7%

Represents Standard & Poor’s Rating Group rating as a percentage of total investments. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

U.S. Treasury securities and U.S Government Agency securities are not rated, but deemed to be equivalent to securities rated AA+

% of Total
Country Breakdown	Investments
United States	87.6%
Cayman Islands	3.6%
Bermuda	2.0%
United Kingdom	1.9%
Ireland	1.2%
Switzerland	1.0%
South Korea	0.7%
United Arab Emirates	0.7%
Jersey	0.5%
Canada	0.5%
Luxembourg	0.3%

Portfolio breakdown is shown as a percentage of net assets. Credit quality and country breakdown are shown as a percentage of total investments. All are subject to change daily. For more current Fund information, please visit www.guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

66 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2012

LVL Guggenheim S&P Global Dividend Opportunities Index ETF

Fund Statistics
Share Price	$12.72
Net Asset Value	$12.70
Premium/Discount to NAV	0.16%
Net Assets ($000)	$48,761

Total Returns
			Three	Five	Since
			Year	Year	Inception
(Inception	Six	One	(Annual-	(Annual-	(Annual-
6/25/07)	Month	Year	ized)	ized)	ized)
Guggenheim S&P Global
Dividend Opportunities
Index ETF
NAV	11.00%	1.96%	2.32%	-3.54%	-6.03%
Market	11.29%	0.41%	2.21%	-3.52%	-6.00%
Benchmarks By Design High
Income Index/S&P Global
Dividend Opportunities
Index	10.91%	1.52%	2.10%	-2.64%1	-5.31%2
S&P Global Dividend
Opportunities
Index	10.91%	1.52%	2.10%	N/A	N/A
MSCI World
Index	12.81%	13.63%	6.90%	-1.80%	-1.39%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $24.98 per share for share price returns or initial net asset value (NAV) of $24.98 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Morgan Stanley Capital International (MSCI) World Index measures performance from a diverse range of global stock markets, including the U.S., Canada, Europe, Australia, New Zealand, and the Far East. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 1.53%. In the Financial Highlights section of this Semiannual Report, the Fund’s annualized net operating expense ratio was determined to be 0.65% while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was determined to be 0.99%. There is a contractual fee waiver currently in place for this Fund through December 31, 2015 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses will be higher than 0.60%.Without this expense cap, actual returns would be lower.

1 The benchmark return reflects the blended return of the Benchmarks By Design High Income Index from 11/30/07 - 9/29/08 and the return of the S&P Global Dividend Opportunities Index, net of foreign withholding taxes, from 9/30/08 - 11/30/12.

2 The benchmark return reflects the blended return of the Benchmarks By Design High Income Index from 6/25/07 - 9/29/08 and the return of the S&P Global Dividend Opportunities Index, net of foreign withholding taxes, from 9/30/08 - 11/30/12.

Portfolio Breakdown	% of Net Assets
Communications	26.1%
Financial	22.2%
Energy	11.6%
Utilities	8.8%
Industrial	8.3%
Consumer, Cyclical	8.1%
Consumer, Non-cyclical	4.7%
Technology	3.2%
Basic Materials	3.0%
Total Common Stocks and Preferred Stocks	96.0%
Investments of Collateral for Securities Loaned	10.5%
Total Investments	106.5%
Liabilities in excess of Other Assets	-6.5%
Net Assets	100.0%

% of Long-Term
Country Breakdown	Investments
United Kingdom	17.6%
Australia	11.8%
France	10.3%
Spain	7.1%
United Kingdom	6.4%
Germany	6.3%
Turkey	4.5%
Israel	3.3%
Italy	3.3%
Sweden	3.3%
Finland	3.2%
Bermuda	3.1%
Portugal	3.1%
Denmark	3.0%
Canada	2.9%
South Africa	2.8%
Singapore	2.7%
Indonesia	2.4%
Netherlands	2.0%
Taiwan	0.4%
Czech Republic	0.1%
Brazil	0.1%
Hong Kong	0.1%
South Korea	0.1%
Norway	0.1%
Cayman Islands	0.0%*
Belgium	0.0%*
Philippines	0.0%*
*Less than 0.1%

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 67

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2012

LVL Guggenheim S&P Global Dividend Opportunities Index ETF (continued)

% of Long-Term
Currency Denomination	Investments
Euro	35.3%
USD	18.2%
Australian Dollar	11.8%
Pound Sterling	6.5%
All other currencies	28.2%

% of Long-Term
Top Ten Holdings	Investments
Tupras Turkiye Petrol Rafinerileri AS	3.7%
ACS Actividades de Construccion y Servicios SA	3.7%
Aviva PLC	3.6%
Chimera Investment Corp., REIT	3.4%
Invesco Mortgage Capital, Inc., REIT	3.3%
Freenet AG	3.3%
Bezeq The Israeli Telecommunication Corp. Ltd.	3.3%
Tatts Group Ltd.	3.3%
Tele2 AB	3.2%
Terna Rete Elettrica Nazionale SpA	3.2%

Portfolio breakdown is shown as a percentage of net assets. Country breakdown, currency denomination and holdings are shown as a percentage of long-term investments. Both are subject to change daily. For more current Fund information, please visit www.guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

68 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

OVERVIEW OF FUND EXPENSES (Unaudited)	November 30, 2012

As a shareholder of Guggenheim BulletShares 2012 Corporate Bond ETF; Guggenheim BulletShares 2013 Corporate Bond ETF; Guggenheim BulletShares 2014 Corporate Bond ETF; Guggenheim BulletShares 2015 Corporate Bond ETF; Guggenheim BulletShares 2016 Corporate Bond ETF; Guggenheim BulletShares 2017 Corporate Bond ETF; Guggenheim BulletShares 2018 Corporate Bond ETF; Guggenheim BulletShares 2019 Corporate Bond ETF; Guggenheim BulletShares 2020 Corporate Bond ETF; Guggenheim BulletShares 2012 High Yield Corporate Bond ETF; Guggenheim BulletShares 2013 High Yield Corporate Bond ETF; Guggenheim BulletShares 2014 High Yield Corporate Bond ETF; Guggenheim BulletShares 2015 High Yield Corporate Bond ETF; Guggenheim BulletShares 2016 High Yield Corporate Bond ETF; Guggenheim BulletShares 2017 High Yield Corporate Bond ETF; Guggenheim BulletShares 2018 High Yield Corporate Bond ETF; Guggenheim Enhanced Core Bond ETF; Guggenheim Enhanced Short Duration Bond ETF; or Guggenheim S&P Global Dividend Opportunities Index ETF; you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended November 30, 2012.

Actual Expense
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Annualized	Expenses
	Beginning	Ending	Expense	Paid
	Account	Account	Ratio for the	During
	Value	Value	Period Ended	Period1
	6/1/12	11/30/12	11/30/12	6/1/12-11/30/12
Guggenheim BulletShares 2012 Corporate Bond ETF
Actual	$1,000.00	$1,002.70	0.24%	$1.20
Hypothetical (5% annual return before expenses)	1,000.00	1,023.87	0.24%	1.22
Guggenheim BulletShares 2013 Corporate Bond ETF
Actual	1,000.00	1,007.83	0.24%	1.21
Hypothetical (5% annual return before expenses)	1,000.00	1,023.87	0.24%	1.22
Guggenheim BulletShares 2014 Corporate Bond ETF
Actual	1,000.00	1,018.60	0.24%	1.21
Hypothetical (5% annual return before expenses)	1,000.00	1,023.87	0.24%	1.22
Guggenheim BulletShares 2015 Corporate Bond ETF
Actual	1,000.00	1,031.31	0.24%	1.22
Hypothetical (5% annual return before expenses)	1,000.00	1,023.87	0.24%	1.22
Guggenheim BulletShares 2016 Corporate Bond ETF
Actual	1,000.00	1,038.56	0.24%	1.23
Hypothetical (5% annual return before expenses)	1,000.00	1,023.87	0.24%	1.22
Guggenheim BulletShares 2017 Corporate Bond ETF
Actual	1,000.00	1,057.48	0.24%	1.24
Hypothetical (5% annual return before expenses)	1,000.00	1,023.87	0.24%	1.22
Guggenheim BulletShares 2018 Corporate Bond ETF
Actual	1,000.00	1,064.01	0.24%	1.24
Hypothetical (5% annual return before expenses)	1,000.00	1,023.87	0.24%	1.22
Guggenheim BulletShares 2019 Corporate Bond ETF
Actual	1,000.00	1,055.91	0.24%	1.24
Hypothetical (5% annual return before expenses)	1,000.00	1,023.87	0.24%	1.22

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 69

OVERVIEW OF FUND EXPENSES (Unaudited) continued	November 30, 2012

			Annualized	Expenses
	Beginning	Ending	Expense	Paid
	Account	Account	Ratio for the	During
	Value	Value	Period Ended	Period1
	6/1/12	11/30/12	11/30/12	6/1/12-11/30/12
Guggenheim BulletShares 2020 Corporate Bond ETF
Actual	1,000.00	1,064.26	0.24%	1.24
Hypothetical (5% annual return before expenses)	1,000.00	1,023.87	0.24%	1.22
Guggenheim BulletShares 2012 High Yield Corporate Bond ETF
Actual	1,000.00	1,015.94	0.42%	2.12
Hypothetical (5% annual return before expenses)	1,000.00	1,022.96	0.42%	2.13
Guggenheim BulletShares 2013 High Yield Corporate Bond ETF
Actual	1,000.00	1,037.75	0.42%	2.15
Hypothetical (5% annual return before expenses)	1,000.00	1,022.96	0.42%	2.13
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF
Actual	1,000.00	1,053.22	0.42%	2.16
Hypothetical (5% annual return before expenses)	1,000.00	1,022.96	0.42%	2.13
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF
Actual	1,000.00	1,068.35	0.42%	2.18
Hypothetical (5% annual return before expenses)	1,000.00	1,022.96	0.42%	2.13
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF
Actual	1,000.00	1,071.13	0.42%	2.18
Hypothetical (5% annual return before expenses)	1,000.00	1,022.96	0.42%	2.13
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF
Actual	1,000.00	1,075.72	0.42%	2.19
Hypothetical (5% annual return before expenses)	1,000.00	1,022.96	0.42%	2.13
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF
Actual	1,000.00	1,080.14	0.42%	2.19
Hypothetical (5% annual return before expenses)	1,000.00	1,022.96	0.42%	2.13
Guggenheim Enhanced Core Bond ETF2
Actual	1,000.00	1,122.68	0.27%	1.44
Hypothetical (5% annual return before expenses)	1,000.00	1,023.71	0.27%	1.37
Guggenheim Enhanced Short Duration Bond ETF2
Actual	1,000.00	1,007.41	0.27%	1.36
Hypothetical (5% annual return before expenses)	1,000.00	1,023.71	0.27%	1.37
Guggenheim S&P Global Dividend Opportunities Index ETF2
Actual	1,000.00	1,110.04	0.65%	3.44
Hypothetical (5% annual return before expenses)	1,000.00	1,021.81	0.65%	3.29

1 Actual and hypothetical expenses are calculated using the annualized expense ratio. This represents the ongoing expenses of the Fund as a percentage of average net assets for the six months ended November 30, 2012. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value over the period; then multiplying that result by 183/365.

2 The expense ratios reflect an expense waiver. Please see the Notes to Financial Statements for more information.

Assumes all dividends and distributions were reinvested.

Premium/Discount Information
Information about the differences between the daily market price on secondary markets for Shares and the NAV of each Fund can be found at www.guggenheiminvestments.com.

70 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited)	November 30, 2012

BSCC Guggenheim BulletShares 2012 Corporate Bond ETF

Principal
Amount	Description	Rating *	Coupon	Maturity	Value

	Corporate Bonds – 10.5%
	Banks – 3.1%
$875,000	BNP Paribas / BNP Paribas US Medium-Term Note Program, LLC, Series 2 (France)	A+	2.125%	12/21/2012	$875,637
2,262,000	HSBC Holdings PLC (United Kingdom)	A-	5.250%	12/12/2012	2,264,081
					3,139,718

	Diversified Financial Services – 2.6%
400,000	BlackRock, Inc.	A+	2.250%	12/10/2012	400,124
1,200,000	Caterpillar Financial Services Corp., Series MTN	A	4.850%	12/07/2012	1,200,302
1,000,000	John Deere Capital Corp., Series MTN	A	4.950%	12/17/2012	1,001,808
					2,602,234

	Electric – 0.9%
867,000	Alabama Power Co., Series 07-D	A	4.850%	12/15/2012	868,091

	Food – 1.3%
1,362,000	Kellogg Co.	NR	5.125%	12/03/2012	1,362,000

	Insurance – 1.0%
998,000	Principal Life Income Funding Trusts, Series MTN	A+	5.300%	12/14/2012	999,243

	Media – 0.9%
900,000	Walt Disney Co.	NR	4.700%	12/01/2012	900,000

	Miscellaneous Manufacturing – 0.7%
700,000	3M Co., Series MTN	AA-	4.650%	12/15/2012	700,909

	Total Corporate Bonds – 10.5%
	(Cost $10,574,055)				10,572,195

	US Treasury Security – 91.4%
92,600,000	US Treasury Bill(a)
	(Cost $92,593,585)	NR	0.00%	12/27/2012	92,593,703

	Total Investments – 101.9%
	(Cost $103,167,640)				103,165,898
	Liabilities in excess of Other Assets – (1.9%)				(1,897,536)

	Net Assets – 100.0%				$101,268,362

LLC – Limited Liability Company

PLC – Public Limited Company

*
Ratings shown are per Standard & Poor’s Rating Group, Moody’s Investor Services, Inc. or Fitch Ratings. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. Although not rated, U.S. Treasury Securities have an implied rating of AA+/Aaa. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

(a)	Zero coupon bond.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 71

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

BSCD Guggenheim BulletShares 2013 Corporate Bond ETF

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value

	Corporate Bonds – 97.9%
	Advertising – 0.1%
$200,000	Interpublic Group of Cos., Inc.	BB+	10.000%	07/15/2017	07/15/13 @ 105	$220,750

	Aerospace & Defense – 0.8%
500,000	Boeing Co.	A	5.125%	02/15/2013	N/A	504,629
719,000	General Dynamics Corp.	A	4.250%	05/15/2013	N/A	730,826
						1,235,455

	Agriculture – 1.9%
852,000	Altria Group, Inc.	BBB	8.500%	11/10/2013	N/A	913,067
1,725,000	Philip Morris International, Inc.	A	4.875%	05/16/2013	N/A	1,759,021
346,000	Reynolds American, Inc.	BBB–	7.250%	06/01/2013	N/A	356,997
						3,029,085

	Auto Manufacturers – 0.9%
1,409,000	Daimler Finance North America LLC	A–	6.500%	11/15/2013	N/A	1,485,717

	Banks – 29.1%
1,425,000	American Express Bank FSB, Series BKNT	A–	5.500%	04/16/2013	N/A	1,450,775
650,000	Bank of America Corp.	A–	4.875%	01/15/2013	N/A	653,039
1,540,000	Bank of America Corp., Series MTN	A–	4.900%	05/01/2013	N/A	1,565,913
339,000	Bank of America Corp.	BBB+	4.750%	08/15/2013	N/A	347,058
700,000	Bank of Montreal (Canada)	A+	2.125%	06/28/2013	N/A	707,395
275,000	Bank of New York Mellon Corp., Series MTN	A+	4.500%	04/01/2013	N/A	278,705
839,000	Bank of New York Mellon Corp.	A+	5.125%	08/27/2013	N/A	867,993
1,378,000	Bank of Nova Scotia (Canada)	AA–	2.250%	01/22/2013	N/A	1,381,415
1,350,000	Bank of Nova Scotia (Canada)	AA–	2.375%	12/17/2013	N/A	1,377,621
200,000	Bank One Corp.	A–	5.250%	01/30/2013	N/A	201,475
1,500,000	Barclays Bank PLC (United Kingdom)	A+	2.500%	01/23/2013	N/A	1,504,443
500,000	BB&T Corp., Series MTN	A–	3.375%	09/25/2013	N/A	511,635
1,102,000	Canadian Imperial Bank of Commerce (Canada)	A+	1.450%	09/13/2013	N/A	1,111,612
2,851,000	Citigroup, Inc.	A–	5.500%	04/11/2013	N/A	2,899,159
600,000	Citigroup, Inc.	A–	5.850%	07/02/2013	N/A	617,630
2,090,000	Citigroup, Inc.	A–	6.500%	08/19/2013	N/A	2,173,084
1,352,000	Citigroup, Inc.	A–	6.000%	12/13/2013	N/A	1,423,057
3,069,000	Credit Suisse, Series MTN (Switzerland)	A+	5.000%	05/15/2013	N/A	3,131,132
1,600,000	Deutsche Bank AG (Germany)	A+	2.375%	01/11/2013	N/A	1,603,325
2,064,000	Deutsche Bank AG, Series GMTN (Germany)	A+	4.875%	05/20/2013	N/A	2,106,494
600,000	Fifth Third Bancorp	BBB	6.250%	05/01/2013	N/A	613,624
600,000	Goldman Sachs Group, Inc.	A–	5.250%	04/01/2013	N/A	608,689
1,518,000	Goldman Sachs Group, Inc.	A–	4.750%	07/15/2013	N/A	1,554,705
2,136,000	Goldman Sachs Group, Inc.	A–	5.250%	10/15/2013	N/A	2,216,237
1,039,000	JPMorgan Chase & Co.	A–	5.750%	01/02/2013	N/A	1,043,070
2,089,000	JPMorgan Chase & Co.	A	4.750%	05/01/2013	N/A	2,126,312
400,000	JPMorgan Chase & Co., Series 2	A	1.650%	09/30/2013	N/A	403,993
539,000	KeyCorp, Series MTN	BBB+	6.500%	05/14/2013	N/A	553,559

See notes to financial statements.
72 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

BSCD Guggenheim BulletShares 2013 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value

	Banks continued
$1,818,000	Morgan Stanley	A–	5.300%	03/01/2013	N/A	$1,838,191
757,000	Royal Bank of Canada, Series MTN (Canada)	AA–	2.100%	07/29/2013	N/A	765,552
200,000	Royal Bank of Scotland Group PLC (United Kingdom)	BB+	5.000%	11/12/2013	N/A	205,500
1,200,000	UBS AG, Series BKNT (Switzerland)	A	2.250%	08/12/2013	N/A	1,213,660
839,000	US Bancorp	A+	2.000%	06/14/2013	N/A	846,444
650,000	US Bancorp, Series MTN	A+	1.375%	09/13/2013	08/13/13 @ 100	654,612
325,000	US Bancorp, Series MTN	A+	1.125%	10/30/2013	09/30/13 @ 100	326,982
1,970,000	Wachovia Corp., Series MTN	A+	5.500%	05/01/2013	N/A	2,011,604
600,000	Wachovia Corp., Series MTN	A+	5.700%	08/01/2013	N/A	620,869
2,288,000	Wells Fargo & Co.	A+	4.375%	01/31/2013	N/A	2,302,023
600,000	Wells Fargo & Co.	A	4.950%	10/16/2013	N/A	621,493
						46,440,079

	Beverages – 2.8%
669,000	Anheuser-Busch InBev Worldwide, Inc.	A	2.500%	03/26/2013	N/A	673,187
800,000	Coca-Cola Co.	AA–	0.750%	11/15/2013	N/A	803,326
400,000	Coca-Cola HBC Finance BV (Netherlands)	BBB	5.125%	09/17/2013	N/A	411,002
779,000	Diageo Capital PLC (United Kingdom)	A–	5.200%	01/30/2013	N/A	784,776
360,000	Diageo Finance BV (Netherlands)	A–	5.500%	04/01/2013	N/A	365,794
952,000	PepsiCo, Inc.	A–	4.650%	02/15/2013	N/A	960,087
400,000	PepsiCo, Inc.	A–	0.875%	10/25/2013	N/A	402,101
						4,400,273

	Building Materials – 0.3%
400,000	CRH America, Inc.	BBB+	5.300%	10/15/2013	N/A	414,545

	Chemicals – 1.0%
539,000	EI du Pont de Nemours & Co.	A	5.000%	07/15/2013	N/A	554,356
356,000	ICI Wilmington, Inc.	BBB+	5.625%	12/01/2013	N/A	371,058
410,000	PPG Industries, Inc.	BBB+	5.750%	03/15/2013	N/A	415,931
300,000	Praxair, Inc.	A	2.125%	06/14/2013	N/A	302,861
						1,644,206

	Computers – 4.7%
420,000	Dell, Inc.	A–	4.700%	04/15/2013	N/A	426,315
600,000	Dell, Inc.	A–	1.400%	09/10/2013	N/A	603,766
1,151,000	Hewlett-Packard Co.	BBB+	4.500%	03/01/2013	N/A	1,159,604
900,000	Hewlett-Packard Co.	BBB+	1.250%	09/13/2013	N/A	896,729
789,000	HP Enterprise Services, LLC, Series B	BBB+	6.000%	08/01/2013	N/A	808,684
900,000	International Business Machines Corp.	AA–	2.100%	05/06/2013	N/A	906,917
600,000	International Business Machines Corp., Series A	AA–	7.500%	06/15/2013	N/A	623,503
900,000	International Business Machines Corp.	AA–	1.000%	08/05/2013	N/A	904,643
1,150,000	International Business Machines Corp.	AA–	6.500%	10/15/2013	N/A	1,211,308
						7,541,469

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 73

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

BSCD Guggenheim BulletShares 2013 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value

	Diversified Financial Services – 17.8%
$800,000	American Express Co.	BBB+	4.875%	07/15/2013	N/A	$821,859
1,400,000	American Express Credit Corp., Series MTN	A–	5.875%	05/02/2013	N/A	1,430,937
1,330,000	American Express Credit Corp., Series C	A–	7.300%	08/20/2013	N/A	1,393,888
300,000	Boeing Capital Corp.	A	5.800%	01/15/2013	N/A	301,825
300,000	Capital One Bank USA NA	BBB	6.500%	06/13/2013	N/A	309,051
339,000	Caterpillar Financial Services Corp., Series MTN	A	4.250%	02/08/2013	N/A	341,359
500,000	Caterpillar Financial Services Corp., Series MTN	A	2.000%	04/05/2013	N/A	502,829
500,000	Caterpillar Financial Services Corp., Series MTN	A	6.200%	09/30/2013	N/A	523,330
500,000	Caterpillar Financial Services Corp.	A	1.550%	12/20/2013	N/A	505,567
579,000	CME Group, Inc.	AA–	5.400%	08/01/2013	N/A	598,024
839,000	Credit Suisse USA, Inc.	A+	5.500%	08/15/2013	N/A	868,248
2,250,000	Ford Motor Credit Co., LLC	BB+	7.000%	10/01/2013	N/A	2,358,727
1,139,000	General Electric Capital Corp.	AA+	2.800%	01/08/2013	N/A	1,141,567
2,190,000	General Electric Capital Corp., Series MTNA	AA+	5.450%	01/15/2013	N/A	2,202,676
1,789,000	General Electric Capital Corp.	AA+	4.800%	05/01/2013	N/A	1,821,572
1,352,000	General Electric Capital Corp., Series MTN	AA+	1.875%	09/16/2013	N/A	1,367,582
800,000	General Electric Capital Corp., Series GMTN	AA+	5.400%	09/20/2013	N/A	831,527
839,000	HSBC Finance Corp.	A	4.750%	07/15/2013	N/A	859,069
400,000	International Lease Finance Corp.	BBB–	6.375%	03/25/2013	N/A	406,000
800,000	International Lease Finance Corp.	BBB–	5.875%	05/01/2013	N/A	816,000
1,000,000	International Lease Finance Corp., Series MTN	BBB–	5.625%	09/20/2013	N/A	1,031,250
800,000	International Lease Finance Corp., Series MTN	BBB–	6.625%	11/15/2013	N/A	834,000
600,000	John Deere Capital Corp.	A	5.100%	01/15/2013	N/A	603,212
500,000	John Deere Capital Corp., Series MTN	A	4.500%	04/03/2013	N/A	506,807
452,000	John Deere Capital Corp., Series MTN	A	4.900%	09/09/2013	N/A	467,482
350,000	MBNA Corp.	A–	6.125%	03/01/2013	N/A	354,069
1,401,000	Merrill Lynch & Co., Inc.	A–	5.450%	02/05/2013	N/A	1,412,718
1,100,000	Merrill Lynch & Co., Inc., Series MTN	A–	6.150%	04/25/2013	N/A	1,123,177
439,000	National Rural Utilities Cooperative Finance Corp.	A+	5.500%	07/01/2013	N/A	451,764
509,000	NYSE Euronext	A+	4.800%	06/30/2013	N/A	521,030
952,000	SLM Corp., Series MTNA	BBB–	5.000%	10/01/2013	N/A	980,560
700,000	Toyota Motor Credit Corp., Series MTN	AA–	1.375%	08/12/2013	N/A	704,661
						28,392,367

	Electric – 0.5%
339,000	Consolidated Edison Co. of New York, Inc., Series 02-B	A–	4.875%	02/01/2013	N/A	341,377
300,000	Georgia Power Co.	A	1.300%	09/15/2013	N/A	302,104
182,000	NiSource Finance Corp.	BBB–	6.150%	03/01/2013	N/A	184,247
						827,728

	Electronics – 0.3%
420,000	Honeywell International, Inc.	A	4.250%	03/01/2013	N/A	423,932

See notes to financial statements.
74 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

BSCD Guggenheim BulletShares 2013 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value

	Food – 2.6%
$500,000	General Mills, Inc.	BBB+	5.250%	08/15/2013	N/A	$516,493
500,000	HJ Heinz Co.	BBB+	5.350%	07/15/2013	N/A	514,621
950,000	Kellogg Co.	BBB+	4.250%	03/06/2013	N/A	959,165
354,000	Kroger Co.	BBB	5.500%	02/01/2013	N/A	356,670
300,000	Mondelez International, Inc.	BBB–	6.000%	02/11/2013	N/A	302,845
900,000	Mondelez International, Inc.	BBB–	2.625%	05/08/2013	N/A	906,932
639,000	Mondelez International, Inc.	BBB–	5.250%	10/01/2013	N/A	661,361
						4,218,087

	Health Care Products – 0.1%
200,000	Covidien International Finance SA (Luxembourg)	A	1.875%	06/15/2013	N/A	201,471

	Health Care Services – 0.2%
280,000	UnitedHealth Group, Inc.	A	4.875%	02/15/2013	N/A	282,350

	Home Furnishings – 0.1%
200,000	Whirlpool Corp., Series MTN	BBB–	5.500%	03/01/2013	N/A	202,346

	Household Products & Housewares – 0.4%
250,000	Clorox Co.	BBB+	5.000%	03/01/2013	N/A	252,720
350,000	Kimberly-Clark Corp.	A	5.000%	08/15/2013	N/A	361,771
						614,491

	Housewares – 0.1%
200,000	Newell Rubbermaid, Inc.	BBB–	5.500%	04/15/2013	N/A	203,288

	Insurance – 6.0%
627,000	Aegon NV (Netherlands)	A–	4.750%	06/01/2013	N/A	639,604
1,339,000	Allstate Life Global Funding Trusts, Series MTN	A+	5.375%	04/30/2013	N/A	1,366,002
900,000	American International Group, Inc.	A–	4.250%	05/15/2013	N/A	914,118
400,000	Berkshire Hathaway Finance Corp.	AA+	4.500%	01/15/2013	N/A	401,823
652,000	Berkshire Hathaway Finance Corp.	AA+	4.600%	05/15/2013	N/A	664,326
839,000	Berkshire Hathaway Finance Corp.	AA+	5.000%	08/15/2013	N/A	866,066
700,000	Berkshire Hathaway Finance Corp.	AA+	4.625%	10/15/2013	N/A	725,623
1,300,000	Berkshire Hathaway, Inc., Series 0001	AA+	2.125%	02/11/2013	N/A	1,304,631
400,000	MetLife, Inc.	A–	5.000%	11/24/2013	N/A	417,358
400,000	Principal Life Income Funding Trusts, Series MTN	A+	5.300%	04/24/2013	N/A	407,570
439,000	Prudential Financial, Inc., Series MTN	A	2.750%	01/14/2013	N/A	440,024
300,000	Prudential Financial, Inc., Series MTN	A	5.150%	01/15/2013	N/A	301,599
500,000	Prudential Financial, Inc., Series MTNB	A	4.500%	07/15/2013	N/A	511,632
600,000	Travelers Property Casualty Corp.	A	5.000%	03/15/2013	N/A	608,138
						9,568,514

	Iron & Steel – 0.7%
1,094,000	ArcelorMittal (Luxembourg)	BB+	5.375%	06/01/2013	N/A	1,110,907

	Lodging – 0.4%
600,000	Wynn Las Vegas, LLC / Wynn Las Vegas Capital Corp.	BBB–	7.875%	11/01/2017	11/01/13 @ 104	655,500

	Machinery-Diversified – 0.3%
400,000	Roper Industries, Inc.	BBB	6.625%	08/15/2013	N/A	416,249

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 75

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

BSCD Guggenheim BulletShares 2013 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value

	Media – 3.1%
$1,579,000	Comcast Cable Communications Holdings, Inc.	BBB+	8.375%	03/15/2013	N/A	$1,613,566
600,000	COX Communications, Inc.	BBB	4.625%	06/01/2013	N/A	612,312
610,000	Thomson Reuters Corp. (Canada)	A–	5.950%	07/15/2013	N/A	629,658
1,152,000	Time Warner Cable, Inc.	BBB	6.200%	07/01/2013	N/A	1,188,621
839,000	Walt Disney Co., Series MTN	A	4.500%	12/15/2013	N/A	874,368
						4,918,525

	Mining – 0.9%
375,000	Alcoa, Inc.	BBB–	6.000%	07/15/2013	N/A	386,684
519,000	Barrick Gold Financeco, LLC	BBB+	6.125%	09/15/2013	N/A	541,279
500,000	Rio Tinto Alcan, Inc. (Canada)	A–	4.500%	05/15/2013	N/A	507,907
						1,435,870

	Miscellaneous Manufacturing – 2.8%
552,000	3M Co., Series MTN	AA–	4.375%	08/15/2013	N/A	568,270
3,689,000	General Electric Co.	AA+	5.000%	02/01/2013	N/A	3,715,727
150,000	Ingersoll-Rand Global Holding Co. Ltd. (Bermuda)	BBB+	6.000%	08/15/2013	N/A	155,684
						4,439,681

	Oil & Gas – 3.5%
560,000	Apache Corp.	A–	5.250%	04/15/2013	N/A	569,343
2,255,000	BP Capital Markets PLC (United Kingdom)	A	5.250%	11/07/2013	N/A	2,353,925
350,000	ConocoPhillips Australia Funding Co.	A	5.500%	04/15/2013	N/A	356,271
380,000	EnCana Corp. (Canada)	BBB	4.750%	10/15/2013	N/A	392,929
300,000	Occidental Petroleum Corp.	A	1.450%	12/13/2013	N/A	303,467
1,389,000	Shell International Finance BV (Netherlands)	AA	1.875%	03/25/2013	N/A	1,395,763
279,000	Transocean, Inc. (Cayman Islands)	BBB–	5.250%	03/15/2013	N/A	282,229
						5,653,927

	Pharmaceuticals – 4.3%
600,000	Bristol-Myers Squibb Co.	A+	5.250%	08/15/2013	N/A	620,346
1,901,000	GlaxoSmithKline Capital, Inc.	A+	4.850%	05/15/2013	N/A	1,939,902
400,000	Johnson & Johnson	AAA	3.800%	05/15/2013	N/A	406,294
240,000	McKesson Corp.	A–	5.250%	03/01/2013	N/A	242,666
500,000	Merck & Co., Inc.(a)	AA	4.375%	02/15/2013	N/A	504,020
600,000	Merck & Co., Inc.	AA	5.300%	12/01/2013	N/A	629,754
1,326,000	Novartis Capital Corp.	AA–	1.900%	04/24/2013	N/A	1,334,493
1,100,000	Wyeth, LLC	AA	5.500%	03/15/2013	N/A	1,115,160
						6,792,635

	Pipelines – 0.6%
350,000	CenterPoint Energy Resources Corp., Series B	BBB+	7.875%	04/01/2013	N/A	357,832
200,000	Kinder Morgan Energy Partners, LP	BBB	5.000%	12/15/2013	N/A	208,128
400,000	Spectra Energy Capital, LLC	BBB	6.250%	02/15/2013	N/A	404,240
						970,200

See notes to financial statements.
76 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

BSCD Guggenheim BulletShares 2013 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value

	Retail – 3.7%
$200,000	Best Buy Co., Inc.	BB	7.000%	07/15/2013	N/A	$201,530
1,289,000	Home Depot, Inc.	A–	5.250%	12/16/2013	N/A	1,353,486
500,000	McDonald’s Corp., Series MTN	A	4.300%	03/01/2013	N/A	504,691
550,000	Target Corp.	A+	4.000%	06/15/2013	N/A	560,059
939,000	Walgreen Co.	BBB	4.875%	08/01/2013	N/A	965,438
632,000	Wal-Mart Stores, Inc.	AA	4.250%	04/15/2013	N/A	641,059
1,112,000	Wal-Mart Stores, Inc.	AA	4.550%	05/01/2013	N/A	1,131,069
600,000	Wal-Mart Stores, Inc.	AA	0.750%	10/25/2013	N/A	602,101
						5,959,433

	Semiconductors – 0.4%
600,000	Texas Instruments, Inc.	A+	0.875%	05/15/2013	N/A	601,801

	Software – 1.0%
650,000	Microsoft Corp.	AAA	0.875%	09/27/2013	N/A	653,263
879,000	Oracle Corp.	A+	4.950%	04/15/2013	N/A	893,624
						1,546,887

	Telecommunications – 5.6%
600,000	British Telecommunications PLC (United Kingdom)	BBB	5.150%	01/15/2013	N/A	603,077
900,000	Cellco Partnership / Verizon Wireless Capital, LLC	A–	7.375%	11/15/2013	N/A	955,241
952,000	Deutsche Telekom International Finance BV (Netherlands)	BBB+	5.250%	07/22/2013	N/A	979,517
400,000	Deutsche Telekom International Finance BV (Netherlands)	BBB+	5.875%	08/20/2013	N/A	414,284
400,000	Qwest Communications International, Inc.	BB	7.125%	04/01/2018	04/01/13 @ 104	422,188
577,000	Telecom Italia Capital SA (Luxembourg)	BBB	5.250%	11/15/2013	N/A	593,589
500,000	Telefonica Emisiones SAU (Spain)	BBB	5.855%	02/04/2013	N/A	503,775
900,000	Telefonica Emisiones SAU (Spain)	BBB	2.582%	04/26/2013	N/A	905,625
500,000	Verizon Communications, Inc.	A–	4.350%	02/15/2013	N/A	503,658
957,000	Verizon Communications, Inc.	A–	5.250%	04/15/2013	N/A	973,663
400,000	Verizon Global Funding Corp.	A–	4.375%	06/01/2013	N/A	407,662
900,000	Verizon Virginia, Inc., Series A	A–	4.625%	03/15/2013	N/A	910,441
700,000	Vodafone Group PLC (United Kingdom)	A–	5.000%	12/16/2013	N/A	731,713
						8,904,433

	Transportation – 0.8%
1,292,000	United Parcel Service, Inc.	A+	4.500%	01/15/2013	N/A	1,298,218

	Water – 0.1%
150,000	Veolia Environnement SA (France)	BBB+	5.250%	06/03/2013	N/A	152,769

	Total Corporate Bonds – 97.9%
	(Cost $155,534,514)					156,203,188

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 77

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

BSCD Guggenheim BulletShares 2013 Corporate Bond ETF continued

Number
of Shares	Description	Value

	Investments of Collateral for Securities Loaned – 0.3%
525,000	BNY Mellon Securities Lending Overnight Fund, 0.2159%(b) (c)
	(Cost $525,000)	$525,000

	Total Investments – 98.2%
	(Cost $156,059,514)	156,728,188
	Other Assets in excess of Liabilities – 1.8%	2,872,630

	Net Assets – 100.0%	$159,600,818

AG – Stock Corporation

BV – Limited Liability Company

LLC – Limited Liability Company

LP – Limited Partnership

N/A- Not Applicable

NV – Publicly Traded Company

PLC – Public Limited Company

SA – Corporation

SAU – Incorporated with Limited Liability

*
Ratings shown are per Standard & Poor’s Rating Group, Moody’s Investor Services, Inc. or Fitch Ratings. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

(a)	Security, or portion thereof, was on loan at November 30, 2012.

(b)	At November 30, 2012, the total market value of the Fund’s securities on loan was $510,435 and the total market value of the collateral held by the Fund was $525,000.

(c)	Interest rate shown reflects yield as of November 30, 2012.

See notes to financial statements.
78 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

BSCE Guggenheim BulletShares 2014 Corporate Bond ETF

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value

	Corporate Bonds – 98.6%
	Advertising – 0.6%
$600,000	WPP Finance (United Kingdom)	BBB	8.000%	09/15/2014	N/A	$665,838
333,000	WPP Finance 2010 (United Kingdom)	BBB	4.750%	11/21/2021	N/A	368,529
						1,034,367

	Aerospace & Defense – 1.0%
500,000	Boeing Co.	A	5.000%	03/15/2014	N/A	528,123
733,000	General Dynamics Corp.	A	5.250%	02/01/2014	N/A	771,092
450,000	Raytheon Co.	A–	1.400%	12/15/2014	N/A	458,849
						1,758,064

	Agriculture – 1.0%
350,000	Altria Group, Inc.	BBB	7.750%	02/06/2014	N/A	378,144
1,227,000	Philip Morris International, Inc.	A	6.875%	03/17/2014	N/A	1,327,672
						1,705,816

	Auto Manufacturers – 0.3%
500,000	PACCAR, Inc.	A+	6.875%	02/15/2014	N/A	536,810

	Banks – 30.5%
700,000	Abbey National Treasury Services PLC (United Kingdom)	A	2.875%	04/25/2014	N/A	712,253
2,040,000	Bank of America Corp., Series MTN	A–	7.375%	05/15/2014	N/A	2,215,977
829,000	Bank of America Corp.	A–	5.375%	06/15/2014	N/A	878,310
700,000	Bank of America Corp.	A–	5.125%	11/15/2014	N/A	748,094
500,000	Bank of Montreal, Series MTN (Canada)	A+	1.750%	04/29/2014	N/A	508,814
650,000	Bank of New York Mellon Corp.	A+	4.300%	05/15/2014	N/A	685,067
500,000	Bank of New York Mellon Corp., Series MTN	A+	1.700%	11/24/2014	10/25/14 @ 100	510,743
1,100,000	Barclays Bank PLC (United Kingdom)	A+	2.375%	01/13/2014	N/A	1,118,477
1,950,000	Barclays Bank PLC (United Kingdom)	A+	5.200%	07/10/2014	N/A	2,077,984
580,000	BB&T Corp.	A–	2.050%	04/28/2014	03/28/14 @ 100	591,412
400,000	BB&T Corp., Series MTN	A–	5.700%	04/30/2014	N/A	428,481
775,000	BBVA US Senior SAU (Spain)	BBB–	3.250%	05/16/2014	N/A	775,371
1,114,000	Capital One Financial Corp.	BBB	7.375%	05/23/2014	N/A	1,218,427
150,000	Capital One Financial Corp.	BBB	2.125%	07/15/2014	N/A	152,871
1,020,000	Citigroup, Inc.	A–	5.125%	05/05/2014	N/A	1,076,727
1,732,000	Citigroup, Inc.	A–	6.375%	08/12/2014	N/A	1,877,323
3,176,000	Citigroup, Inc.	BBB+	5.000%	09/15/2014	N/A	3,345,789
1,268,000	Citigroup, Inc.	A–	5.500%	10/15/2014	N/A	1,364,249
800,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank (Netherlands)	AA–	1.850%	01/10/2014	N/A	811,315
750,000	Credit Suisse New York (Switzerland)	A+	2.200%	01/14/2014	N/A	762,271
1,450,000	Credit Suisse New York (Switzerland)	A+	5.500%	05/01/2014	N/A	1,545,791
700,000	Deutsche Bank (Germany)	A+	3.875%	08/18/2014	N/A	737,243
1,358,000	Goldman Sachs Group, Inc.	A–	5.150%	01/15/2014	N/A	1,418,479
1,732,000	Goldman Sachs Group, Inc., Series MTN	A–	6.000%	05/01/2014	N/A	1,849,899
800,000	Goldman Sachs Group, Inc.	A–	5.000%	10/01/2014	N/A	852,894
950,000	Goldman Sachs Group, Inc.	A–	5.500%	11/15/2014	N/A	1,024,926
700,000	HSBC Bank USA	A	4.625%	04/01/2014	N/A	733,001
350,000	JPMorgan Chase & Co., Series MTN	A	5.375%	01/15/2014	N/A	368,377

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 79

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

BSCE Guggenheim BulletShares 2014 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value

	Banks continued
$700,000	JPMorgan Chase & Co., Series MTN	A	2.050%	01/24/2014	N/A	$710,872
500,000	JPMorgan Chase & Co.	A–	4.875%	03/15/2014	N/A	522,080
1,693,000	JPMorgan Chase & Co.	A	4.650%	06/01/2014	N/A	1,788,629
1,568,000	JPMorgan Chase & Co.	A–	5.125%	09/15/2014	N/A	1,673,749
250,000	KeyBank NA, Series BKNT	BBB+	5.800%	07/01/2014	N/A	268,569
700,000	Morgan Stanley	A–	2.875%	01/24/2014	N/A	712,986
2,136,000	Morgan Stanley	BBB+	4.750%	04/01/2014	N/A	2,211,505
1,400,000	Morgan Stanley	A–	6.000%	05/13/2014	N/A	1,484,678
550,000	Morgan Stanley	A–	2.875%	07/28/2014	N/A	563,114
1,400,000	Morgan Stanley	A–	4.200%	11/20/2014	N/A	1,465,050
100,000	Northern Trust Corp.	A+	4.625%	05/01/2014	N/A	105,748
500,000	PNC Funding Corp.	A–	3.000%	05/19/2014	N/A	517,549
500,000	Regions Financial Corp.	BBB–	7.750%	11/10/2014	N/A	552,500
900,000	Royal Bank of Canada (Canada)	AA–	1.125%	01/15/2014	N/A	906,475
790,000	Royal Bank of Canada (Canada)	AA–	1.450%	10/30/2014	N/A	803,061
600,000	Royal Bank of Scotland Group PLC (United Kingdom)	BB+	5.000%	10/01/2014	N/A	619,769
400,000	State Street Corp.	A+	4.300%	05/30/2014	N/A	422,630
500,000	Toronto-Dominion Bank (Canada)	AA–	1.375%	07/14/2014	N/A	507,281
750,000	UBS AG, Series 001 (Switzerland)	A	2.250%	01/28/2014	N/A	761,915
500,000	US Bancorp, Series MTN	A+	2.875%	11/20/2014	N/A	522,562
750,000	US Bank NA, Series BKNT	A+	6.300%	02/04/2014	N/A	799,273
750,000	US Bank NA, Series BKNT	A+	4.950%	10/30/2014	N/A	809,767
337,000	Wachovia Bank NA, Series BKNT	A+	4.800%	11/01/2014	N/A	361,673
500,000	Wachovia Corp.	A	4.875%	02/15/2014	N/A	521,749
945,000	Wachovia Corp.	A	5.250%	08/01/2014	N/A	1,012,794
500,000	Wells Fargo & Co.	A	4.625%	04/15/2014	N/A	523,705
1,468,000	Wells Fargo & Co., Series GMTN	A+	3.750%	10/01/2014	N/A	1,552,911
700,000	Wells Fargo & Co.	A	5.000%	11/15/2014	N/A	753,570
500,000	Zions Bancorporation	BBB–	7.750%	09/23/2014	N/A	549,388
						54,396,117

	Beverages – 3.2%
500,000	Anheuser-Busch InBev Worldwide, Inc.	A	1.500%	07/14/2014	N/A	507,797
1,150,000	Anheuser-Busch InBev Worldwide, Inc.	A	5.375%	11/15/2014	N/A	1,253,058
32,000	Beam, Inc.	BBB–	6.375%	06/15/2014	N/A	34,640
1,045,000	Bottling Group, LLC	A	6.950%	03/15/2014	N/A	1,129,116
575,000	Coca-Cola Co.	AA–	3.625%	03/15/2014	N/A	598,194
450,000	Coca-Cola Refreshments USA, Inc.	AA–	7.375%	03/03/2014	N/A	488,298
527,000	Diageo Capital PLC (United Kingdom)	A–	7.375%	01/15/2014	N/A	566,075
600,000	PepsiCo, Inc.	A–	3.750%	03/01/2014	N/A	624,469
500,000	PepsiCo, Inc.	A–	0.800%	08/25/2014	N/A	502,956
						5,704,603

	Biotechnology – 1.4%
1,100,000	Amgen, Inc.	A+	1.875%	11/15/2014	N/A	1,126,532
700,000	Amgen, Inc.	A+	4.850%	11/18/2014	N/A	753,755
600,000	Gilead Sciences, Inc.	A–	2.400%	12/01/2014	N/A	619,809
						2,500,096

See notes to financial statements.
80 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

BSCE Guggenheim BulletShares 2014 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value

	Chemicals – 1.9%
$1,217,000	Dow Chemical Co.	BBB	7.600%	05/15/2014	N/A	$1,334,209
500,000	Ecolab, Inc.	BBB+	2.375%	12/08/2014	N/A	516,927
500,000	EI du Pont de Nemours & Co.	A	4.875%	04/30/2014	N/A	529,993
400,000	Potash Corp. of Saskatchewan, Inc. (Canada)	A–	5.250%	05/15/2014	N/A	426,314
500,000	Sherwin-Williams Co.	A	3.125%	12/15/2014	N/A	524,526
						3,331,969

	Commercial Services – 0.7%
600,000	Western Union Co.	BBB+	6.500%	02/26/2014	N/A	641,407
600,000	Yale University, Series MTN	AAA	2.900%	10/15/2014	N/A	627,381
						1,268,788

	Computers – 3.2%
620,000	Dell, Inc.	A–	5.625%	04/15/2014	N/A	660,629
1,387,000	Hewlett-Packard Co.	BBB+	6.125%	03/01/2014	N/A	1,451,809
400,000	Hewlett-Packard Co.	BBB+	1.550%	05/30/2014	N/A	394,633
1,020,000	Hewlett-Packard Co.	BBB+	4.750%	06/02/2014	N/A	1,053,017
500,000	Hewlett-Packard Co.	BBB+	2.625%	12/09/2014	N/A	499,027
850,000	International Business Machines Corp.	AA–	1.250%	05/12/2014	N/A	860,642
740,000	International Business Machines Corp.	AA–	0.875%	10/31/2014	N/A	746,445
						5,666,202

	Cosmetics & Personal Care – 1.1%
400,000	Avon Products, Inc.	BBB–	5.625%	03/01/2014	N/A	420,294
600,000	Procter & Gamble Co.	AA–	0.700%	08/15/2014	N/A	604,307
900,000	Procter & Gamble Co.	AA–	4.950%	08/15/2014	N/A	970,277
						1,994,878

	Diversified Financial Services – 12.9%
900,000	American Express Co.	BBB+	7.250%	05/20/2014	N/A	984,200
1,245,000	American Express Credit Corp., Series MTN	A–	5.125%	08/25/2014	N/A	1,339,021
1,187,000	Bear Stearns Cos., LLC	A	5.700%	11/15/2014	N/A	1,291,869
700,000	BlackRock, Inc.	A+	3.500%	12/10/2014	N/A	740,648
500,000	Boeing Capital Corp.	A	3.250%	10/27/2014	N/A	525,941
1,087,000	Caterpillar Financial Services Corp., Series MTN	A	6.125%	02/17/2014	N/A	1,159,983
900,000	Caterpillar Financial Services Corp., Series MTN	A	1.375%	05/20/2014	N/A	911,494
200,000	Charles Schwab Corp.	A	4.950%	06/01/2014	N/A	212,799
700,000	CME Group, Inc.	AA–	5.750%	02/15/2014	N/A	742,357
750,000	Credit Suisse USA, Inc.	A+	5.125%	01/15/2014	N/A	786,104
700,000	Ford Motor Credit Co., LLC	BB+	8.000%	06/01/2014	N/A	763,337
700,000	Ford Motor Credit Co., LLC	BB+	8.700%	10/01/2014	N/A	788,190
1,220,000	General Electric Capital Corp.	AA+	2.100%	01/07/2014	N/A	1,241,101
1,468,000	General Electric Capital Corp.	AA+	5.900%	05/13/2014	N/A	1,577,420
500,000	General Electric Capital Corp., Series MTN	AA+	5.500%	06/04/2014	N/A	536,112
350,000	General Electric Capital Corp., Series MTN	AA+	5.650%	06/09/2014	N/A	375,803
1,200,000	General Electric Capital Corp., Series MTNA	AA+	4.750%	09/15/2014	N/A	1,286,660
1,000,000	General Electric Capital Corp., Series A	AA+	3.750%	11/14/2014	N/A	1,057,019
600,000	HSBC Finance Corp.	A	5.250%	01/15/2014	N/A	627,587
650,000	International Lease Finance Corp., Series MTN	BBB–	5.650%	06/01/2014	N/A	678,438

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 81

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

BSCE Guggenheim BulletShares 2014 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value

	Diversified Financial Services continued
$500,000	John Deere Capital Corp., Series MTN	A	1.600%	03/03/2014	N/A	$507,346
500,000	John Deere Capital Corp., Series MTN	A	1.250%	12/02/2014	N/A	507,573
700,000	Merrill Lynch & Co., Inc., Series MTNC	A–	5.000%	02/03/2014	N/A	729,532
1,287,000	Merrill Lynch & Co., Inc., Series MTN	A–	5.450%	07/15/2014	N/A	1,373,466
305,000	National Rural Utilities Cooperative Finance Corp.	A+	4.750%	03/01/2014	N/A	320,734
620,000	SLM Corp., Series MTNA	BBB–	5.375%	05/15/2014	N/A	653,040
300,000	TD Ameritrade Holding Corp.	A	4.150%	12/01/2014	N/A	320,252
960,000	Toyota Motor Credit Corp.	AA–	1.250%	11/17/2014	N/A	973,484
						23,011,510

	Electric – 1.9%
390,000	Commonwealth Edison Co.	A–	1.625%	01/15/2014	N/A	395,047
400,000	Duke Energy Corp.	BBB	6.300%	02/01/2014	N/A	425,129
580,000	Duke Energy Corp.	BBB	3.950%	09/15/2014	N/A	612,445
400,000	Exelon Generation Co., LLC	BBB	5.350%	01/15/2014	N/A	419,247
600,000	NiSource Finance Corp.	BBB–	5.400%	07/15/2014	N/A	642,031
568,000	Pacific Gas & Electric Co.	BBB	4.800%	03/01/2014	N/A	596,852
300,000	Southern California Edison Co.	A	5.750%	03/15/2014	N/A	319,934
						3,410,685

	Electronics – 0.6%
600,000	Amphenol Corp.	BBB	4.750%	11/15/2014	N/A	640,512
500,000	Honeywell International, Inc.	A	3.875%	02/15/2014	N/A	520,528
						1,161,040

	Food – 1.1%
600,000	ConAgra Foods, Inc.	BBB	5.875%	04/15/2014	N/A	639,648
300,000	Kroger Co.	BBB	7.500%	01/15/2014	N/A	322,449
200,000	Mondelez International, Inc.	BBB–	6.750%	02/19/2014	N/A	214,535
300,000	Safeway, Inc.	BBB	6.250%	03/15/2014	N/A	317,664
450,000	Unilever Capital Corp.	A+	3.650%	02/15/2014	N/A	466,445
						1,960,741

	Forest Products & Paper – 0.1%
100,000	International Paper Co.	BBB	5.500%	01/15/2014	N/A	104,463

	Gas – 0.3%
400,000	Atmos Energy Corp.	BBB+	4.950%	10/15/2014	N/A	430,408
50,000	Sempra Energy	BBB+	2.000%	03/15/2014	N/A	50,822
						481,230

	Health Care Products – 0.7%
300,000	Boston Scientific Corp.	BBB–	5.450%	06/15/2014	N/A	319,361
500,000	Medtronic, Inc.	A+	4.500%	03/15/2014	N/A	525,274
350,000	St Jude Medical, Inc.	A	3.750%	07/15/2014	N/A	367,215
						1,211,850

	Health Care Services – 0.5%
500,000	Howard Hughes Medical Institute	AAA	3.450%	09/01/2014	N/A	526,621
360,000	WellPoint, Inc.	A–	5.000%	12/15/2014	N/A	390,162
						916,783

	Holding Companies-Diversified – 0.4%
670,000	EnCana Holdings Finance Corp. (Canada)	BBB	5.800%	05/01/2014	N/A	715,500

See notes to financial statements.
82 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

BSCE Guggenheim BulletShares 2014 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value

	Home Furnishings – 0.2%
$400,000	Whirlpool Corp., Series MTN	BBB–	8.600%	05/01/2014	N/A	$441,870

	Insurance – 3.2%
350,000	ACE INA Holdings, Inc.	A	5.875%	06/15/2014	N/A	377,392
400,000	Allstate Corp.	A–	5.000%	08/15/2014	N/A	429,094
350,000	American International Group, Inc.	A–	3.650%	01/15/2014	N/A	360,198
800,000	American International Group, Inc.	A–	4.250%	09/15/2014	N/A	845,690
550,000	Assurant, Inc.	BBB	5.625%	02/15/2014	N/A	573,565
400,000	CNA Financial Corp.	BBB–	5.850%	12/15/2014	N/A	435,084
500,000	Genworth Financial, Inc.(a)	BBB–	5.750%	06/15/2014	N/A	518,462
700,000	MetLife, Inc.	A–	2.375%	02/06/2014	N/A	714,828
300,000	Prudential Financial, Inc., Series MTNB	A	4.750%	04/01/2014	N/A	314,920
900,000	Prudential Financial, Inc., Series MTNB	A	5.100%	09/20/2014	N/A	965,264
155,000	XL Group PLC (Ireland)	BBB+	5.250%	09/15/2014	N/A	165,108
						5,699,605

	Internet – 0.4%
700,000	Google, Inc.	AA	1.250%	05/19/2014	N/A	708,882

	Iron & Steel – 0.2%
400,000	ArcelorMittal USA, LLC	BB+	6.500%	04/15/2014	N/A	417,288

	Lodging – 0.0%***
50,000	Starwood Hotels & Resorts Worldwide, Inc.	BBB	7.875%	10/15/2014	N/A	56,029

	Machinery-Construction & Mining – 0.4%
790,000	Caterpillar, Inc.	A	1.375%	05/27/2014	N/A	800,457

	Machinery-Diversified – 0.2%
300,000	Deere & Co.	A	6.950%	04/25/2014	N/A	326,724

	Media – 4.6%
1,000,000	Comcast Corp.	BBB+	5.300%	01/15/2014	N/A	1,052,826
705,000	COX Communications, Inc.	BBB	5.450%	12/15/2014	N/A	771,781
1,000,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.	BBB	4.750%	10/01/2014	N/A	1,068,757
500,000	NBCUniversal Media, LLC	BBB+	2.100%	04/01/2014	N/A	509,894
450,000	News America, Inc.	BBB+	5.300%	12/15/2014	N/A	490,888
600,000	Reed Elsevier Capital, Inc.	BBB+	7.750%	01/15/2014	N/A	646,274
700,000	Thomson Reuters Corp. (Canada)	A–	5.700%	10/01/2014	N/A	760,915
450,000	Time Warner Cable, Inc.	BBB	8.250%	02/14/2014	N/A	489,815
743,000	Time Warner Cable, Inc.	BBB	7.500%	04/01/2014	N/A	808,384
600,000	Viacom, Inc.	BBB+	4.375%	09/15/2014	N/A	637,617
1,000,000	Walt Disney Co., Series E	A	0.875%	12/01/2014	N/A	1,007,909
						8,245,060

	Mining – 0.8%
150,000	Rio Tinto Alcan, Inc. (Canada)	A–	5.200%	01/15/2014	N/A	157,156
1,150,000	Rio Tinto Finance USA Ltd. (Australia)	A–	8.950%	05/01/2014	N/A	1,282,194
						1,439,350

	Miscellaneous Manufacturing – 0.7%
400,000	Illinois Tool Works, Inc.	A+	5.150%	04/01/2014	N/A	424,342
700,000	Ingersoll-Rand Global Holding Co., Ltd. (Bermuda)	BBB+	9.500%	04/15/2014	N/A	779,661
						1,204,003

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 83

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

BSCE Guggenheim BulletShares 2014 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value

	Office & Business Equipment – 0.3%
$550,000	Xerox Corp.	BBB–	8.250%	05/15/2014	N/A	$602,969

	Oil & Gas – 5.6%
400,000	Anadarko Petroleum Corp.	BBB–	7.625%	03/15/2014	N/A	432,186
850,000	BP Capital Markets PLC (United Kingdom)	A	3.625%	05/08/2014	N/A	886,737
500,000	BP Capital Markets PLC (United Kingdom)	A	1.700%	12/05/2014	N/A	510,063
400,000	Canadian Natural Resources Ltd. (Canada)	BBB+	1.450%	11/14/2014	N/A	405,969
1,349,000	Chevron Corp.	AA	3.950%	03/03/2014	N/A	1,406,226
994,000	ConocoPhillips	A	4.750%	02/01/2014	N/A	1,042,550
380,000	Devon Energy Corp.	BBB+	5.625%	01/15/2014	N/A	401,221
600,000	Husky Energy, Inc. (Canada)	BBB+	5.900%	06/15/2014	N/A	644,987
500,000	Petrohawk Energy Corp.	BBB+	10.500%	08/01/2014	02/01/13 @ 105	535,204
500,000	Petrohawk Energy Corp.	BBB+	7.250%	08/15/2018	08/15/14 @ 104	569,931
1,513,000	Shell International Finance BV (Netherlands)	AA	4.000%	03/21/2014	N/A	1,581,333
500,000	Statoil ASA (Norway)	AA–	3.875%	04/15/2014	N/A	521,974
570,000	Statoil ASA (Norway)	AA–	2.900%	10/15/2014	N/A	594,838
510,000	Total Capital Canada Ltd. (Canada)	AA–	1.625%	01/28/2014	N/A	517,703
						10,050,922

	Pharmaceuticals – 5.1%
450,000	AstraZeneca PLC (United Kingdom)	AA–	5.400%	06/01/2014	N/A	482,562
700,000	Eli Lilly & Co.	AA–	4.200%	03/06/2014	N/A	731,264
1,000,000	Express Scripts, Inc.	BBB+	6.250%	06/15/2014	N/A	1,081,391
1,327,000	GlaxoSmithKline Capital, Inc.	A+	4.375%	04/15/2014	N/A	1,398,057
500,000	Johnson & Johnson	AAA	1.200%	05/15/2014	N/A	506,430
400,000	Mead Johnson Nutrition Co.	BBB–	3.500%	11/01/2014	N/A	419,020
1,390,000	Novartis Capital Corp.	AA–	4.125%	02/10/2014	N/A	1,449,441
400,000	Pfizer, Inc.	AA	4.500%	02/15/2014	N/A	420,434
560,000	Sanofi (France)	AA–	1.625%	03/28/2014	N/A	568,294
770,000	Sanofi (France)	AA–	1.200%	09/30/2014	N/A	779,699
1,208,000	Wyeth, LLC	AA	5.500%	02/01/2014	N/A	1,279,458
						9,116,050

	Pipelines – 0.9%
500,000	Enterprise Products Operating, LLC, Series O	BBB	9.750%	01/31/2014	N/A	550,591
450,000	Enterprise Products Operating, LLC, Series G	BBB	5.600%	10/15/2014	N/A	488,986
550,000	Kinder Morgan Energy Partners, LP	BBB	5.125%	11/15/2014	N/A	593,855
						1,633,432

	Real Estate Investment Trusts – 0.3%
300,000	ERP Operating, LP	BBB+	5.250%	09/15/2014	N/A	321,715
250,000	Simon Property Group, LP	A–	6.750%	05/15/2014	02/15/14 @ 100	267,884
						589,599

See notes to financial statements.
84 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

BSCE Guggenheim BulletShares 2014 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value

	Retail – 2.4%
$450,000	AutoZone, Inc.	BBB	6.500%	01/15/2014	N/A	$477,041
380,000	CVS Caremark Corp.	BBB+	4.875%	09/15/2014	N/A	409,279
50,000	Macy’s Retail Holdings, Inc.	BBB	5.750%	07/15/2014	N/A	53,849
1,291,000	Staples, Inc.	BBB	9.750%	01/15/2014	N/A	1,412,361
500,000	Wal-Mart Stores, Inc.	AA	3.000%	02/03/2014	N/A	515,783
680,000	Wal-Mart Stores, Inc.	AA	1.625%	04/15/2014	N/A	692,182
670,000	Wal-Mart Stores, Inc.	AA	3.200%	05/15/2014	N/A	697,140
						4,257,635

	Semiconductors – 0.4%
620,000	Texas Instruments, Inc.	A+	1.375%	05/15/2014	N/A	628,923

	Software – 1.5%
200,000	CA, Inc.	BBB+	6.125%	12/01/2014	N/A	218,038
1,287,000	Microsoft Corp.	AAA	2.950%	06/01/2014	N/A	1,337,530
1,050,000	Oracle Corp.	A+	3.750%	07/08/2014	N/A	1,104,115
						2,659,683

	Telecommunications – 7.5%
1,750,000	AT&T, Inc.	A–	5.100%	09/15/2014	N/A	1,888,220
957,000	BellSouth Corp.	A–	5.200%	09/15/2014	N/A	1,033,387
2,455,000	Cellco Partnership / Verizon Wireless Capital, LLC	A–	5.550%	02/01/2014	N/A	2,585,466
1,400,000	Cisco Systems, Inc.	A+	1.625%	03/14/2014	N/A	1,423,136
400,000	Cisco Systems, Inc.	A+	2.900%	11/17/2014	N/A	418,805
400,000	Deutsche Telekom International Finance BV (Netherlands)	BBB+	4.875%	07/08/2014	N/A	424,575
825,000	France Telecom SA (France)	A–	4.375%	07/08/2014	N/A	869,188
200,000	Qwest Corp.	BBB–	7.500%	10/01/2014	N/A	219,864
400,000	Rogers Communications, Inc. (Canada)	BBB	6.375%	03/01/2014	N/A	427,973
100,000	Telecom Italia Capital SA (Luxembourg)	BBB	6.175%	06/18/2014	N/A	105,250
1,100,000	Telecom Italia Capital SA (Luxembourg)	BBB	4.950%	09/30/2014	N/A	1,144,000
1,000,000	Verizon Communications, Inc.	A–	1.950%	03/28/2014	N/A	1,019,294
500,000	Verizon Communications, Inc.	A–	1.250%	11/03/2014	N/A	507,075
400,000	Virgin Media Secured Finance PLC (United Kingdom)	BBB–	6.500%	01/15/2018	01/15/14 @ 103	436,000
804,000	Vodafone Group PLC (United Kingdom)	A–	4.150%	06/10/2014	N/A	846,010
						13,348,243

	Transportation – 0.5%
300,000	Burlington Northern Santa Fe, LLC	BBB+	7.000%	02/01/2014	N/A	321,801
500,000	United Parcel Service, Inc.	A+	3.875%	04/01/2014	N/A	522,514
						844,315

	Total Corporate Bonds – 98.6%
	(Cost $173,772,841)					175,942,551

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 85

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

BSCE Guggenheim BulletShares 2014 Corporate Bond ETF continued

Number
of Shares	Description	Value

	Investments of Collateral for Securities Loaned – 0.3%
545,000	BNY Mellon Securities Lending Overnight Fund, 0.2159%(b) (c)
	(Cost $545,000)	$545,000

	Total Investments – 98.9%
	(Cost $174,317,841)	176,487,551
	Other Assets in excess of Liabilities – 1.1%	1,985,599

	Net Assets – 100.0%	$178,473,150

AG – Stock Corporation

ASA – Stock Company

BV – Limited Liability Company

LLC – Limited Liability Company

LP – Limited Partnership

N/A- Not Applicable

PLC – Public Limited Company

SA – Corporation

SAU – Incorporated with Limited Liability

*
Ratings shown are per Standard & Poor’s Rating Group, Moody’s Investor Services, Inc. or Fitch Ratings. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

***	Less than 0.1%.

(a)	Security, or portion thereof, was on loan at November 30, 2012.

(b)	At November 30, 2012, the total market value of the Fund’s securities on loan was $518,462 and the total market value of the collateral held by the Fund was $545,000.

(c)	Interest rate shown reflects yield as of November 30, 2012.

See notes to financial statements.
86 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

BSCF Guggenheim BulletShares 2015 Corporate Bond ETF

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value

	Corporate Bonds – 98.4%
	Aerospace & Defense – 1.7%
$450,000	Boeing Co.	A	3.500%	02/15/2015	N/A	$479,966
500,000	General Dynamics Corp.	A	1.375%	01/15/2015	N/A	508,677
560,000	Northrop Grumman Corp.	BBB	1.850%	11/15/2015	N/A	576,299
662,000	United Technologies Corp.	A	4.875%	05/01/2015	N/A	728,195
430,000	United Technologies Corp.	A	1.200%	06/01/2015	N/A	437,468
						2,730,605

	Agriculture – 0.4%
600,000	Altria Group, Inc.	BBB	4.125%	09/11/2015	N/A	653,663

	Banks – 32.4%
1,680,000	Bank of America Corp.	A–	4.500%	04/01/2015	N/A	1,794,690
775,000	Bank of America Corp.	A–	4.750%	08/01/2015	N/A	838,271
900,000	Bank of America Corp.	A–	3.700%	09/01/2015	N/A	951,751
700,000	Bank of New York Mellon Corp., Series MTN	A+	3.100%	01/15/2015	N/A	734,432
400,000	Bank of New York Mellon Corp., Series MTN	A+	1.200%	02/20/2015	01/20/15 @ 100	404,660
300,000	Bank of New York Mellon Corp., Series MTNG	A	4.950%	03/15/2015	N/A	328,421
395,000	Bank of New York Mellon Corp., Series 001	A+	2.950%	06/18/2015	N/A	417,025
600,000	Bank of Nova Scotia (Canada)	AA–	1.850%	01/12/2015	N/A	615,328
1,333,000	Bank of Nova Scotia (Canada)	AA–	3.400%	01/22/2015	N/A	1,410,577
900,000	Bank of Nova Scotia (Canada)	AA–	2.050%	10/07/2015	N/A	934,683
1,000,000	Barclays (United Kingdom)	A+	2.750%	02/23/2015	N/A	1,034,977
800,000	Barclays Bank PLC (United Kingdom)	A+	3.900%	04/07/2015	N/A	850,674
300,000	BB&T Corp.	BBB+	5.200%	12/23/2015	N/A	334,425
147,000	BNP Paribas SA, Series MTN (France)(a)	A+	3.218%	12/20/2014	N/A	152,265
1,455,000	BNP Paribas SA (France)	A+	3.250%	03/11/2015	N/A	1,518,585
800,000	Canadian Imperial Bank of Commerce (Canada)	A+	2.350%	12/11/2015	N/A	834,031
1,000,000	Capital One Financial Corp.	BBB	2.150%	03/23/2015	N/A	1,023,155
750,000	Citigroup, Inc.	BBB+	4.875%	05/07/2015	N/A	801,148
1,588,000	Citigroup, Inc.	A–	4.750%	05/19/2015	N/A	1,716,882
600,000	Citigroup, Inc.	A–	4.700%	05/29/2015	N/A	648,541
750,000	Citigroup, Inc.	A–	2.250%	08/07/2015	N/A	770,104
1,000,000	Citigroup, Inc.	A–	4.587%	12/15/2015	N/A	1,094,246
800,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)	AA–	2.125%	10/13/2015	N/A	825,797
1,050,000	Credit Suisse New York, Series MTN (Switzerland)	A+	3.500%	03/23/2015	N/A	1,111,576
957,000	Deutsche Bank AG (Germany)	A2	3.450%	03/30/2015	N/A	1,013,406
200,000	Dresdner Bank AG (Germany)	BBB	7.250%	09/15/2015	N/A	216,490
500,000	Fifth Third Bank/Ohio, Series BKNT	BBB	4.750%	02/01/2015	N/A	537,351
200,000	First Horizon National Corp.	BBB–	5.375%	12/15/2015	N/A	218,642
1,786,000	Goldman Sachs Group, Inc.	A–	5.125%	01/15/2015	N/A	1,922,068
950,000	Goldman Sachs Group, Inc.	A–	3.300%	05/03/2015	N/A	990,175
1,550,000	Goldman Sachs Group, Inc., Series GMTN	A–	3.700%	08/01/2015	N/A	1,637,304
1,300,000	HSBC USA, Inc.	A+	2.375%	02/13/2015	N/A	1,339,255
1,636,000	JPMorgan Chase & Co.	A	3.700%	01/20/2015	N/A	1,725,190
980,000	JPMorgan Chase & Co.	A	4.750%	03/01/2015	N/A	1,057,584

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 87

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

BSCF Guggenheim BulletShares 2015 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value

	Banks continued
$700,000	JPMorgan Chase & Co., Series MTN	A	1.875%	03/20/2015	N/A	$711,968
500,000	JPMorgan Chase & Co.	A–	5.250%	05/01/2015	N/A	544,788
870,000	JPMorgan Chase & Co.	A	3.400%	06/24/2015	N/A	918,041
680,000	JPMorgan Chase & Co.	A–	5.150%	10/01/2015	N/A	747,784
500,000	KeyCorp, Series MTN	BBB+	3.750%	08/13/2015	N/A	537,117
1,000,000	Morgan Stanley, Series GMTN	A–	4.100%	01/26/2015	N/A	1,040,004
1,764,000	Morgan Stanley, Series MTN	A–	6.000%	04/28/2015	N/A	1,923,238
400,000	Morgan Stanley	A–	4.000%	07/24/2015	N/A	418,680
1,400,000	Morgan Stanley	A–	5.375%	10/15/2015	N/A	1,517,411
800,000	Morgan Stanley	A–	3.450%	11/02/2015	N/A	828,081
500,000	National Bank of Canada (Canada)	A	1.500%	06/26/2015	N/A	508,117
450,000	PNC Funding Corp.	A–	3.625%	02/08/2015	N/A	478,289
326,000	PNC Funding Corp.	A–	4.250%	09/21/2015	N/A	357,044
665,000	PNC Funding Corp.	BBB+	5.250%	11/15/2015	N/A	744,799
220,000	Regions Financial Corp.	BBB–	5.750%	06/15/2015	N/A	238,150
700,000	Royal Bank of Canada, Series MTN (Canada)	AA–	1.150%	03/13/2015	N/A	709,390
600,000	Royal Bank of Canada, Series MTN (Canada)	AA–	2.625%	12/15/2015	N/A	633,301
550,000	Royal Bank of Scotland Group PLC (United Kingdom)	BB+	5.050%	01/08/2015	N/A	570,581
200,000	Royal Bank of Scotland Group PLC (United Kingdom)	A–	2.550%	09/18/2015	N/A	204,786
500,000	Royal Bank of Scotland Group PLC (United Kingdom)	A	3.950%	09/21/2015	N/A	531,603
500,000	Sumitomo Mitsui Banking Corp. (Japan)(b)	A+	1.350%	07/18/2015	N/A	506,499
550,000	UBS AG, Series BKNT (Switzerland)	A	3.875%	01/15/2015	N/A	581,794
300,000	US Bancorp, Series MTN	A+	3.150%	03/04/2015	N/A	317,069
600,000	US Bancorp	A+	2.450%	07/27/2015	N/A	629,449
300,000	US Bank NA, Series BKNT	A+	4.800%	04/15/2015	N/A	329,815
200,000	Wachovia Bank NA, Series BKNT	A+	5.000%	08/15/2015	N/A	219,321
1,205,000	Wells Fargo & Co., Series MTN	A+	1.250%	02/13/2015	N/A	1,217,921
580,000	Wells Fargo & Co.	A+	3.625%	04/15/2015	N/A	618,004
1,200,000	Wells Fargo & Co.	A+	1.500%	07/01/2015	N/A	1,219,894
250,000	Wells Fargo Bank NA, Series AI	A+	4.750%	02/09/2015	N/A	269,483
						51,876,130

	Beverages – 3.9%
830,000	Anheuser-Busch InBev Worldwide, Inc.	A	4.125%	01/15/2015	N/A	890,063
350,000	Anheuser-Busch InBev Worldwide, Inc.	A	3.625%	04/15/2015	N/A	374,723
751,000	Anheuser-Busch InBev Worldwide, Inc.	A	0.800%	07/15/2015	N/A	754,074
600,000	Coca-Cola Co.	AA–	0.750%	03/13/2015	N/A	605,086
800,000	Coca-Cola Co.	AA–	1.500%	11/15/2015	N/A	822,712
500,000	Diageo Finance BV (Netherlands)	A–	3.250%	01/15/2015	N/A	526,702
390,000	Diageo Finance BV (Netherlands)	A–	5.300%	10/28/2015	N/A	439,596
700,000	PepsiCo, Inc.	A–	3.100%	01/15/2015	N/A	736,823
660,000	PepsiCo, Inc.	A–	0.750%	03/05/2015	N/A	663,612
500,000	PepsiCo, Inc.	A–	0.700%	08/13/2015	N/A	501,376
						6,314,767

See notes to financial statements.
88 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

BSCF Guggenheim BulletShares 2015 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value

	Biotechnology – 1.0%
$160,000	Celgene Corp.	BBB+	2.450%	10/15/2015	N/A	$166,448
555,000	Genentech, Inc.	AA	4.750%	07/15/2015	N/A	613,252
600,000	Genzyme Corp.	AA–	3.625%	06/15/2015	N/A	645,040
220,000	Life Technologies Corp.	BBB+	4.400%	03/01/2015	N/A	234,509
						1,659,249

	Building Materials – 0.1%
200,000	Masco Corp.	BBB–	4.800%	06/15/2015	N/A	210,059

	Chemicals – 1.5%
556,000	Dow Chemical Co.	BBB	5.900%	02/15/2015	N/A	616,303
250,000	Ecolab, Inc.	BBB+	1.000%	08/09/2015	N/A	251,010
780,000	EI du Pont de Nemours & Co.	A	3.250%	01/15/2015	N/A	823,344
380,000	Potash Corp. of Saskatchewan, Inc. (Canada)	A–	3.750%	09/30/2015	N/A	409,973
240,000	Praxair, Inc.	A	4.625%	03/30/2015	N/A	262,350
						2,362,980

	Computers – 2.2%
450,000	Dell, Inc.	A–	2.300%	09/10/2015	N/A	465,318
600,000	Hewlett-Packard Co.	BBB+	2.350%	03/15/2015	N/A	594,109
620,000	Hewlett-Packard Co.	BBB+	2.125%	09/13/2015	N/A	607,326
550,000	Hewlett-Packard Co.	BBB+	2.200%	12/01/2015	N/A	539,717
800,000	International Business Machines Corp.	AA–	0.550%	02/06/2015	N/A	800,569
500,000	International Business Machines Corp.	AA–	0.750%	05/11/2015	N/A	503,056
						3,510,095

	Cosmetics & Personal Care – 1.2%
400,000	Procter & Gamble Co.	AA–	3.500%	02/15/2015	N/A	426,091
300,000	Procter & Gamble Co.	AA–	3.150%	09/01/2015	N/A	321,623
800,000	Procter & Gamble Co.	AA–	1.800%	11/15/2015	N/A	831,626
300,000	Procter & Gamble Co.	AA–	4.850%	12/15/2015	N/A	337,745
						1,917,085

	Diversified Financial Services – 17.5%
1,450,000	American Express Credit Corp., Series MTN	A–	1.750%	06/12/2015	N/A	1,481,474
1,450,000	American Express Credit Corp., Series MTN	A–	2.750%	09/15/2015	N/A	1,526,815
200,000	Ameriprise Financial, Inc.	A	5.650%	11/15/2015	N/A	226,623
200,000	AON Corp.	BBB+	3.500%	09/30/2015	N/A	211,472
600,000	Bear Stearns Cos., LLC	A	5.300%	10/30/2015	N/A	668,198
500,000	BlackRock, Inc.	A+	1.375%	06/01/2015	N/A	508,599
450,000	Caterpillar Financial Services Corp., Series MTN	A	1.100%	05/29/2015	N/A	454,646
1,158,000	Credit Suisse USA, Inc.	A+	4.875%	01/15/2015	N/A	1,252,078
1,108,000	Credit Suisse USA, Inc.	A+	5.125%	08/15/2015	N/A	1,230,851
250,000	Ford Motor Credit Co., LLC	BB+	3.875%	01/15/2015	N/A	259,785
1,000,000	Ford Motor Credit Co., LLC	BB+	7.000%	04/15/2015	N/A	1,113,464
700,000	Ford Motor Credit Co., LLC	BB+	2.750%	05/15/2015	N/A	713,216
1,000,000	Ford Motor Credit Co., LLC	BB+	12.000%	05/15/2015	N/A	1,235,000
1,000,000	Ford Motor Credit Co., LLC	BB+	5.625%	09/15/2015	N/A	1,092,811
1,600,000	General Electric Capital Corp.	AA+	2.150%	01/09/2015	N/A	1,642,173
880,000	General Electric Capital Corp., Series MTN	AA+	4.875%	03/04/2015	N/A	956,872

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 89

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

BSCF Guggenheim BulletShares 2015 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value

	Diversified Financial Services continued
$700,000	General Electric Capital Corp., Series MTN	AA+	3.500%	06/29/2015	N/A	$744,472
300,000	General Electric Capital Corp., Series MTN	AA+	2.375%	06/30/2015	N/A	310,693
250,000	General Electric Capital Corp.	AA+	1.625%	07/02/2015	N/A	253,725
490,000	General Electric Capital Corp.	AA+	4.375%	09/21/2015	N/A	535,640
1,100,000	General Electric Capital Corp.	AA+	2.250%	11/09/2015	N/A	1,138,053
500,000	HSBC Finance Corp.	A	5.250%	04/15/2015	N/A	544,216
950,000	HSBC Finance Corp.	A	5.000%	06/30/2015	N/A	1,033,064
100,000	International Lease Finance Corp.	BBB–	4.875%	04/01/2015	N/A	102,875
450,000	International Lease Finance Corp.	BBB–	8.625%	09/15/2015	N/A	502,875
300,000	Jefferies Group, Inc.	BBB	3.875%	11/09/2015	N/A	308,250
760,000	John Deere Capital Corp., Series MTN	A	2.950%	03/09/2015	N/A	797,991
350,000	John Deere Capital Corp.	A	0.875%	04/17/2015	N/A	352,036
500,000	John Deere Capital Corp.	A	0.950%	06/29/2015	N/A	502,829
1,213,000	Merrill Lynch & Co., Inc., Series MTNC	A–	5.000%	01/15/2015	N/A	1,297,026
600,000	Merrill Lynch & Co., Inc., Series MTNB	A–	5.300%	09/30/2015	N/A	659,953
856,000	Nomura Holdings, Inc. (Japan)	BBB+	5.000%	03/04/2015	N/A	907,525
500,000	ORIX Corp. (Japan)	A–	4.710%	04/27/2015	N/A	532,156
300,000	SLM Corp., Series MTNA	BBB–	5.000%	04/15/2015	N/A	319,176
700,000	Toyota Motor Credit Corp., Series MTN	AA–	1.000%	02/17/2015	N/A	706,493
800,000	Toyota Motor Credit Corp., Series MTN	AA–	3.200%	06/17/2015	N/A	850,194
1,000,000	Toyota Motor Credit Corp.	AA–	0.875%	07/17/2015	N/A	1,003,309
						27,976,628

	Electric – 2.6%
360,000	Constellation Energy Group, Inc.	BBB–	4.550%	06/15/2015	N/A	390,529
380,000	Dominion Resources, Inc., Series C	A–	5.150%	07/15/2015	N/A	421,092
70,000	Duke Energy Carolinas, LLC	A	5.300%	10/01/2015	N/A	79,115
330,000	Entergy Corp.	BBB–	3.625%	09/15/2015	N/A	347,278
560,000	Exelon Corp.	BBB–	4.900%	06/15/2015	N/A	613,685
160,000	NextEra Energy Capital Holdings, Inc.	BBB+	7.875%	12/15/2015	N/A	191,943
500,000	Oncor Electric Delivery Co., LLC	A–	6.375%	01/15/2015	N/A	554,360
400,000	Scottish Power Ltd. (United Kingdom)	BBB	5.375%	03/15/2015	N/A	427,156
445,000	Southern Power Co., Series D	BBB+	4.875%	07/15/2015	N/A	490,215
565,000	TransAlta Corp. (Canada)	BBB–	4.750%	01/15/2015	N/A	599,910
						4,115,283

	Electronics – 0.2%
270,000	Agilent Technologies, Inc.	BBB+	5.500%	09/14/2015	N/A	302,006

	Food – 0.5%
400,000	General Mills, Inc.	BBB+	5.200%	03/17/2015	N/A	441,208
400,000	Kroger Co.	BBB	3.900%	10/01/2015	N/A	432,814
						874,022

	Forest Products & Paper – 0.1%
180,000	Plum Creek Timberlands, LP	BBB	5.875%	11/15/2015	N/A	200,628

	Health Care Products – 1.7%
300,000	Baxter International, Inc.	A+	4.625%	03/15/2015	N/A	326,723
800,000	Boston Scientific Corp.	BBB–	4.500%	01/15/2015	N/A	853,182

See notes to financial statements.
90 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

BSCF Guggenheim BulletShares 2015 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value

	Health Care Products continued
$100,000	Covidien International Finance SA (Luxembourg)	A	1.350%	05/29/2015	N/A	$101,610
600,000	Medtronic, Inc.	A+	3.000%	03/15/2015	N/A	632,287
500,000	Medtronic, Inc., Series B	A+	4.750%	09/15/2015	N/A	556,382
200,000	Stryker Corp.	A+	3.000%	01/15/2015	N/A	209,635
						2,679,819

	Health Care Services – 0.5%
200,000	Quest Diagnostics, Inc.	BBB+	5.450%	11/01/2015	N/A	222,999
500,000	WellPoint, Inc.	A–	1.250%	09/10/2015	N/A	504,806
						727,805

	Household Products & Housewares – 0.1%
200,000	Clorox Co.	BBB+	5.000%	01/15/2015	N/A	216,375

	Insurance – 4.8%
400,000	ACE INA Holdings, Inc.	A	2.600%	11/23/2015	N/A	419,297
400,000	Aegon NV (Netherlands)	A–	4.625%	12/01/2015	N/A	437,668
400,000	American International Group, Inc.	A–	3.000%	03/20/2015	N/A	415,881
600,000	American International Group, Inc.	A–	5.050%	10/01/2015	N/A	660,246
779,000	Berkshire Hathaway Finance Corp.	AA+	4.850%	01/15/2015	N/A	850,121
400,000	Berkshire Hathaway Finance Corp.	AA+	2.450%	12/15/2015	N/A	421,342
983,000	Berkshire Hathaway, Inc.	AA+	3.200%	02/11/2015	N/A	1,037,755
500,000	Manulife Financial Corp. (Canada)	A–	3.400%	09/17/2015	N/A	526,538
38,000	Marsh & McLennan Cos., Inc.	BBB	5.750%	09/15/2015	N/A	42,868
400,000	MetLife, Inc.	A–	5.000%	06/15/2015	N/A	442,094
300,000	Metropolitan Life Global Funding I, Series REGS	AA–	2.500%	09/29/2015	N/A	313,772
606,000	Prudential Financial, Inc., Series MTN	A	3.875%	01/14/2015	N/A	642,685
900,000	Prudential Financial, Inc., Series MTN	A	4.750%	09/17/2015	N/A	992,219
450,000	Transatlantic Holdings, Inc.	BBB+	5.750%	12/14/2015	N/A	498,355
						7,700,841

	Internet – 0.3%
400,000	eBay, Inc.	A	1.625%	10/15/2015	N/A	411,071

	Iron & Steel – 0.8%
350,000	ArcelorMittal (Luxembourg)	BB+	9.500%	02/15/2015	N/A	390,045
400,000	ArcelorMittal (Luxembourg)	BB+	4.250%	02/25/2015	N/A	404,232
500,000	ArcelorMittal (Luxembourg)(b)	BB+	4.250%	08/05/2015	N/A	505,417
						1,299,694

	Lodging – 0.0%***
70,000	Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.	BBB–	7.750%	08/15/2020	08/15/15 @ 104	80,675

	Machinery-Construction & Mining – 0.2%
300,000	Caterpillar, Inc.	A	0.950%	06/26/2015	N/A	302,226

	Media – 3.2%
505,000	Comcast Corp.	BBB+	6.500%	01/15/2015	N/A	564,035
800,000	Comcast Corp.	BBB+	5.850%	11/15/2015	N/A	914,129
200,000	COX Communications, Inc.	BBB	5.500%	10/01/2015	N/A	225,596
748,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.	BBB	3.550%	03/15/2015	N/A	787,942
620,000	Discovery Communications, LLC	BBB	3.700%	06/01/2015	N/A	662,679
600,000	NBCUniversal Media, LLC	BBB+	3.650%	04/30/2015	N/A	640,359

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 91

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

BSCF Guggenheim BulletShares 2015 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value

	Media continued
$300,000	TCI Communications, Inc.	BBB+	8.750%	08/01/2015	N/A	$361,239
150,000	Time Warner Cable, Inc.	BBB	3.500%	02/01/2015	N/A	158,746
650,000	Time Warner, Inc.	BBB	3.150%	07/15/2015	N/A	690,311
100,000	Viacom, Inc.	BBB+	1.250%	02/27/2015	N/A	101,069
						5,106,105

	Mining – 0.6%
500,000	Freeport-McMoRan Copper & Gold, Inc.	BBB	1.400%	02/13/2015	N/A	504,807
160,000	Rio Tinto Alcan, Inc. (Canada)	A–	5.000%	06/01/2015	N/A	175,498
250,000	Rio Tinto Finance USA PLC (United Kingdom)	A–	1.125%	03/20/2015	N/A	253,011
						933,316

	Miscellaneous Manufacturing – 0.1%
124,000	Tyco International Finance SA (Luxembourg)	BBB+	3.375%	10/15/2015	N/A	131,934

	Office & Business Equipment – 0.4%
629,000	Xerox Corp.	BBB–	4.250%	02/15/2015	N/A	662,040

	Oil & Gas – 5.3%
1,048,000	BP Capital Markets PLC (United Kingdom)	A	3.875%	03/10/2015	N/A	1,120,220
1,400,000	BP Capital Markets PLC (United Kingdom)	A	3.125%	10/01/2015	N/A	1,491,172
834,000	ConocoPhillips	A	4.600%	01/15/2015	N/A	904,848
400,000	EOG Resources, Inc.	A–	2.950%	06/01/2015	N/A	421,689
500,000	Petrohawk Energy Corp.	BBB+	6.250%	06/01/2019	06/01/15 @ 103	571,606
910,000	Shell International Finance BV (Netherlands)	AA	3.100%	06/28/2015	N/A	967,386
600,000	Shell International Finance BV (Netherlands)	AA	3.250%	09/22/2015	N/A	643,221
590,000	Total Capital SA (France)	AA–	3.000%	06/24/2015	N/A	625,007
800,000	Total Capital SA (France)	AA–	3.125%	10/02/2015	N/A	855,634
750,000	Transocean, Inc. (Cayman Islands)	BBB–	4.950%	11/15/2015	N/A	823,408
						8,424,191

	Pharmaceuticals – 3.3%
500,000	GlaxoSmithKline Capital PLC (United Kingdom)	A+	0.750%	05/08/2015	N/A	503,174
200,000	Medco Health Solutions, Inc.	BBB+	2.750%	09/15/2015	N/A	209,019
505,000	Merck & Co., Inc.	AA	4.750%	03/01/2015	N/A	552,808
900,000	Merck & Co., Inc.	AA	4.000%	06/30/2015	N/A	980,390
1,108,000	Novartis Capital Corp.	AA–	2.900%	04/24/2015	N/A	1,171,618
1,723,000	Pfizer, Inc.	AA	5.350%	03/15/2015	N/A	1,905,909
						5,322,918

	Pipelines – 1.2%
380,000	Energy Transfer Partners, LP	BBB–	5.950%	02/01/2015	N/A	417,458
500,000	Enterprise Products Operating, LLC	BBB	1.250%	08/13/2015	N/A	503,214
160,000	TransCanada PipeLines Ltd. (Canada)	A–	0.875%	03/02/2015	N/A	161,103
280,000	TransCanada PipeLines Ltd. (Canada)	A–	3.400%	06/01/2015	N/A	297,568
440,000	Williams Partners, LP	BBB	3.800%	02/15/2015	N/A	466,700
						1,846,043

	Real Estate Investment Trusts – 1.3%
400,000	American Tower Corp.	BB+	4.625%	04/01/2015	N/A	428,729
400,000	Simon Property Group, LP	A–	5.100%	06/15/2015	N/A	442,456

See notes to financial statements.
92 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

BSCF Guggenheim BulletShares 2015 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value

	Real Estate Investment Trusts continued
$554,000	Simon Property Group, LP	A–	5.750%	12/01/2015	09/02/15 @ 100	$626,982
500,000	Vornado Realty, LP	BBB	4.250%	04/01/2015	01/01/15 @ 100	528,936
						2,027,103

	Retail – 3.2%
300,000	AutoZone, Inc.	BBB	5.750%	01/15/2015	N/A	329,711
600,000	CVS Caremark Corp.	BBB+	3.250%	05/18/2015	N/A	637,187
400,000	Lowe’s Cos., Inc.	A–	5.000%	10/15/2015	N/A	448,792
320,000	Macy’s Retail Holdings, Inc.	BBB	7.875%	07/15/2015	N/A	375,130
500,000	McDonald’s Corp., Series MTN	A	0.750%	05/29/2015	N/A	504,019
500,000	Walgreen Co.	BBB	1.000%	03/13/2015	N/A	501,042
500,000	Wal-Mart Stores, Inc.	AA	2.875%	04/01/2015	N/A	525,632
408,000	Wal-Mart Stores, Inc.	AA	4.500%	07/01/2015	N/A	448,035
610,000	Wal-Mart Stores, Inc.	AA	2.250%	07/08/2015	N/A	636,695
750,000	Wal-Mart Stores, Inc.	AA	1.500%	10/25/2015	N/A	771,548
						5,177,791

	Savings & Loans – 0.3%
500,000	Santander Holdings USA, Inc.	BBB	3.000%	09/24/2015	08/24/15 @ 100	509,478

	Semiconductors – 0.1%
150,000	Texas Instruments, Inc.	A+	0.450%	08/03/2015	N/A	149,429

	Software – 0.8%
340,000	Adobe Systems, Inc.	BBB+	3.250%	02/01/2015	N/A	355,921
960,000	Microsoft Corp.	AAA	1.625%	09/25/2015	N/A	988,771
						1,344,692

	Telecommunications – 4.7%
600,000	AT&T, Inc.	A–	0.875%	02/13/2015	N/A	602,993
1,300,000	AT&T, Inc.	A–	2.500%	08/15/2015	N/A	1,358,893
500,000	British Telecommunications PLC (United Kingdom)	BBB	2.000%	06/22/2015	N/A	514,496
450,000	France Telecom SA (France)	A–	2.125%	09/16/2015	N/A	462,631
500,000	Rogers Communications, Inc. (Canada)	BBB	7.500%	03/15/2015	N/A	574,508
666,000	Telecom Italia Capital SA (Luxembourg)	BBB	5.250%	10/01/2015	N/A	706,792
700,000	Telefonica Emisiones SAU (Spain)	BBB	4.949%	01/15/2015	N/A	726,390
600,000	Telefonica Emisiones SAU (Spain)	BBB	3.729%	04/27/2015	N/A	610,500
330,000	Verizon Communications, Inc.	A–	4.900%	09/15/2015	N/A	368,088
570,000	Vodafone Group PLC (United Kingdom)	A–	5.375%	01/30/2015	N/A	626,225
620,000	Vodafone Group PLC (United Kingdom)	A–	5.000%	09/15/2015	N/A	690,715
270,000	Vodafone Group PLC (United Kingdom)	A–	3.375%	11/24/2015	N/A	288,740
						7,530,971

	Transportation – 0.2%
310,000	CSX Corp.	BBB	6.250%	04/01/2015	N/A	348,201

	Total Corporate Bonds – 98.4%
	(Cost $153,778,782)					157,635,918

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 93

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

BSCF Guggenheim BulletShares 2015 Corporate Bond ETF continued

Number
of Shares	Description	Value

	Investments of Collateral for Securities Loaned – 0.3%
492,050	BNY Mellon Securities Lending Overnight Fund, 0.2159%(c) (d)
	(Cost $492,050)	$492,050

	Total Investments – 98.7%
	(Cost $154,270,832)	158,127,968
	Other Assets in excess of Liabilities – 1.3%	2,131,266

	Net Assets – 100.0%	$160,259,234

AG – Stock Corporation

BV – Limited Liability Company

LLC – Limited Liability Company

LP – Limited Partnership

N/A- Not Applicable

NV – Publicly Traded Company

PLC – Public Limited Company

SA – Corporation

SAU – Incorporated with Limited Liability

*
Ratings shown are per Standard & Poor’s Rating Group, Moody’s Investor Services, Inc. or Fitch Ratings. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

***	Less than 0.1%.

(a)	Floating or variable rate coupon. The rate shown is as of November 30, 2012.

(b)	Security, or portion thereof, was on loan at November 30, 2012.

(c)	At November 30, 2012, the total market value of the Fund’s securities on loan was $480,250 and the total market value of the collateral held by the Fund was $492,050.

(d)	Interest rate shown reflects yield as of November 30, 2012.

See notes to financial statements.
94 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

BSCG Guggenheim BulletShares 2016 Corporate Bond ETF

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value

	Corporate Bonds – 98.3%
	Advertising – 0.4%
$480,000	Omnicom Group, Inc.	BBB+	5.900%	04/15/2016	N/A	$550,360

	Aerospace & Defense – 1.1%
300,000	Boeing Co.	A	3.750%	11/20/2016	N/A	333,075
300,000	General Dynamics Corp.	A	2.250%	07/15/2016	N/A	316,243
500,000	L-3 Communications Corp.	BBB–	3.950%	11/15/2016	N/A	541,188
500,000	Lockheed Martin Corp.	A–	2.125%	09/15/2016	N/A	521,027
						1,711,533

	Agriculture – 1.3%
300,000	Lorillard Tobacco Co.	BBB–	3.500%	08/04/2016	N/A	318,570
900,000	Philip Morris International, Inc.	A	2.500%	05/16/2016	N/A	952,020
700,000	Reynolds American, Inc.	BBB–	7.625%	06/01/2016	N/A	840,496
						2,111,086

	Auto Parts & Equipment – 0.5%
750,000	Johnson Controls, Inc.	BBB+	5.500%	01/15/2016	N/A	851,191

	Banks – 31.1%
800,000	Abbey National Treasury Services PLC (United Kingdom)	A	4.000%	04/27/2016	N/A	846,891
900,000	Bank of America Corp., Series MTN	A–	3.625%	03/17/2016	N/A	955,437
1,000,000	Bank of America Corp., Series 1	A–	3.750%	07/12/2016	N/A	1,069,596
1,970,000	Bank of America Corp.	A–	6.500%	08/01/2016	N/A	2,290,168
500,000	Bank of America Corp.	BBB+	5.750%	08/15/2016	N/A	548,125
900,000	Bank of America Corp.	A–	5.625%	10/14/2016	N/A	1,024,924
380,000	Bank of New York Mellon Corp., Series MTN	A+	2.500%	01/15/2016	N/A	398,993
350,000	Bank of New York Mellon Corp., Series MTN	A+	2.300%	07/28/2016	N/A	367,309
550,000	Bank of Nova Scotia (Canada)	AA–	2.900%	03/29/2016	N/A	585,340
1,208,000	Barclays Bank PLC, Series 1 (United Kingdom)	A+	5.000%	09/22/2016	N/A	1,359,749
500,000	BB&T Corp., Series MTN	A–	3.200%	03/15/2016	02/16/16 @ 100	534,395
524,000	BB&T Corp., Series MTN	A–	3.950%	04/29/2016	N/A	574,842
1,500,000	BNP Paribas SA, Series MTN (France)(a)	A+	3.600%	02/23/2016	N/A	1,593,279
350,000	Capital One Financial Corp.	BBB	3.150%	07/15/2016	N/A	373,687
727,000	Capital One Financial Corp.	BBB–	6.150%	09/01/2016	N/A	837,184
484,000	Citigroup, Inc.	A–	5.300%	01/07/2016	N/A	537,012
1,300,000	Citigroup, Inc.	A–	3.953%	06/15/2016	N/A	1,401,817
800,000	Citigroup, Inc.	A–	5.850%	08/02/2016	N/A	921,004
1,600,000	Deutsche Bank AG (Germany)	A+	3.250%	01/11/2016	N/A	1,699,674
800,000	Fifth Third Bancorp	BBB	3.625%	01/25/2016	N/A	858,092
1,608,000	Goldman Sachs Group, Inc.	A–	5.350%	01/15/2016	N/A	1,786,227
2,400,000	Goldman Sachs Group, Inc.	A–	3.625%	02/07/2016	N/A	2,545,258
1,200,000	Goldman Sachs Group, Inc.	A–	5.750%	10/01/2016	N/A	1,369,133
942,000	JPMorgan Chase & Co.	A	2.600%	01/15/2016	N/A	981,326
2,075,000	JPMorgan Chase & Co.	A	3.450%	03/01/2016	N/A	2,214,108
2,150,000	JPMorgan Chase & Co.	A	3.150%	07/05/2016	N/A	2,281,189
600,000	JPMorgan Chase Bank NA, Series BKNT	A	5.875%	06/13/2016	N/A	683,565
500,000	KeyBank NA, Series MTN	BBB+	5.450%	03/03/2016	N/A	562,054
650,000	Lloyds TSB Bank PLC (United Kingdom)	A	4.875%	01/21/2016	N/A	719,763
1,800,000	Morgan Stanley	A–	3.800%	04/29/2016	N/A	1,876,504

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 95

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

BSCG Guggenheim BulletShares 2016 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value

	Banks continued
$850,000	Morgan Stanley, Series MTN	A–	5.750%	10/18/2016	N/A	$940,397
1,000,000	PNC Funding Corp.	A–	2.700%	09/19/2016	08/19/16 @ 100	1,062,514
400,000	Royal Bank of Canada, Series MTN (Canada)	AA–	2.875%	04/19/2016	N/A	425,520
950,000	Royal Bank of Canada, Series MTN (Canada)	AA–	2.300%	07/20/2016	N/A	995,310
800,000	State Street Corp.	A+	2.875%	03/07/2016	N/A	852,915
850,000	SunTrust Banks, Inc.	BBB	3.600%	04/15/2016	03/15/16 @ 100	910,537
400,000	Svenska Handelsbanken AB (Sweden)	AA–	3.125%	07/12/2016	N/A	424,763
800,000	Toronto-Dominion Bank (Canada)	AA–	2.500%	07/14/2016	N/A	843,937
1,200,000	Toronto-Dominion Bank (Canada)	AA–	2.375%	10/19/2016	N/A	1,264,480
700,000	UBS AG, Series MTN (Switzerland)	BBB	5.875%	07/15/2016	N/A	786,274
250,000	Union Bank NA, Series BKNT	A	5.950%	05/11/2016	N/A	286,011
600,000	Union Bank NA, Series BKNT	A+	3.000%	06/06/2016	N/A	636,555
250,000	US Bancorp	BBB+	3.442%	02/01/2016	N/A	264,762
1,000,000	US Bancorp, Series MTN	A+	2.200%	11/15/2016	10/14/16 @ 100	1,049,268
761,000	Wachovia Corp.	A	5.625%	10/15/2016	N/A	877,143
500,000	Wachovia Corp., Series MTN	A+	5.750%	02/01/2018	N/A	603,160
1,100,000	Wells Fargo & Co.	A+	3.676%	06/15/2016	N/A	1,198,663
700,000	Wells Fargo & Co.	A	5.125%	09/15/2016	N/A	797,880
750,000	Wells Fargo & Co.	A+	2.625%	12/15/2016	N/A	794,087
						48,810,821

	Beverages – 2.3%
500,000	Anheuser-Busch InBev Worldwide, Inc.	A	2.875%	02/15/2016	N/A	532,524
45,000	Beam, Inc.	BBB–	5.375%	01/15/2016	N/A	50,605
600,000	Bottling Group, LLC	A	5.500%	04/01/2016	N/A	690,604
900,000	Coca-Cola Co.	AA–	1.800%	09/01/2016	N/A	932,812
500,000	Diageo Capital PLC (United Kingdom)	A–	5.500%	09/30/2016	N/A	587,022
80,000	Dr Pepper Snapple Group, Inc.	BBB	2.900%	01/15/2016	N/A	84,700
700,000	PepsiCo, Inc.	A–	2.500%	05/10/2016	N/A	742,733
						3,621,000

	Biotechnology – 1.1%
500,000	Amgen, Inc.	A+	2.300%	06/15/2016	N/A	522,688
500,000	Amgen, Inc.	A+	2.500%	11/15/2016	N/A	524,808
600,000	Gilead Sciences, Inc.	A–	3.050%	12/01/2016	N/A	646,807
						1,694,303

	Building Materials – 1.0%
506,000	CRH America, Inc.	BBB+	6.000%	09/30/2016	N/A	569,953
150,000	Lafarge SA (France)	BB+	6.500%	07/15/2016	N/A	166,500
493,000	Masco Corp.	BBB–	6.125%	10/03/2016	N/A	548,145
200,000	Owens Corning	BBB–	6.500%	12/01/2016	N/A	226,308
						1,510,906

	Chemicals – 1.4%
650,000	Dow Chemical Co.	BBB	2.500%	02/15/2016	N/A	677,794
500,000	Ecolab, Inc.	BBB+	3.000%	12/08/2016	N/A	534,550
400,000	EI du Pont de Nemours & Co.	A	2.750%	04/01/2016	N/A	424,462

See notes to financial statements.
96 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

BSCG Guggenheim BulletShares 2016 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value

	Chemicals continued
$242,000	EI du Pont de Nemours & Co.	A	5.250%	12/15/2016	N/A	$281,170
300,000	El du Pont de Nemours & Co.	A	1.950%	01/15/2016	N/A	310,786
						2,228,762

	Commercial Services – 0.7%
900,000	Western Union Co.	BBB+	5.930%	10/01/2016	N/A	1,035,666

	Computers – 2.4%
640,000	Hewlett-Packard Co.	BBB+	2.650%	06/01/2016	N/A	626,849
900,000	Hewlett-Packard Co.	BBB+	3.000%	09/15/2016	N/A	886,745
500,000	Hewlett-Packard Co.	BBB+	3.300%	12/09/2016	N/A	497,619
500,000	International Business Machines Corp.	AA–	2.000%	01/05/2016	N/A	518,733
1,200,000	International Business Machines Corp.	AA–	1.950%	07/22/2016	N/A	1,248,052
						3,777,998

	Cosmetics & Personal Care – 0.5%
700,000	Procter & Gamble Co.	AA–	1.450%	08/15/2016	N/A	718,129

	Diversified Financial Services – 12.6%
400,000	American Express Co.	BBB+	5.500%	09/12/2016	N/A	460,671
1,400,000	American Express Credit Corp., Series MTN	A–	2.800%	09/19/2016	N/A	1,489,254
250,000	AON Corp.	BBB+	3.125%	05/27/2016	N/A	264,824
600,000	Boeing Capital Corp.	A	2.125%	08/15/2016	07/15/16 @ 100	628,254
800,000	Caterpillar Financial Services Corp.	A	2.050%	08/01/2016	N/A	829,547
550,000	Countrywide Financial Corp.	BBB+	6.250%	05/15/2016	N/A	607,539
500,000	Credit Suisse USA, Inc.	A+	5.375%	03/02/2016	N/A	564,835
500,000	Ford Motor Credit Co., LLC	BB+	2.500%	01/15/2016	N/A	506,399
1,000,000	Ford Motor Credit Co., LLC	BB+	4.207%	04/15/2016	N/A	1,063,722
400,000	Ford Motor Credit Co., LLC	BB+	3.984%	06/15/2016	N/A	423,004
1,000,000	Ford Motor Credit Co., LLC	BB+	8.000%	12/15/2016	N/A	1,208,266
462,000	General Electric Capital Corp., Series MTN	AA+	5.000%	01/08/2016	N/A	515,898
850,000	General Electric Capital Corp.	AA+	2.950%	05/09/2016	N/A	900,451
1,000,000	General Electric Capital Corp., Series MTN	AA+	3.350%	10/17/2016	N/A	1,078,310
850,000	General Electric Capital Corp., Series MTN	AA+	5.375%	10/20/2016	N/A	978,103
1,203,000	HSBC Finance Corp.	A	5.500%	01/19/2016	N/A	1,338,378
750,000	International Lease Finance Corp.	BBB–	5.750%	05/15/2016	N/A	787,768
665,000	John Deere Capital Corp., Series MTN	A	2.250%	06/07/2016	N/A	698,787
300,000	John Deere Capital Corp., Series MTN	A	1.850%	09/15/2016	N/A	310,244
708,000	Merrill Lynch & Co., Inc.	BBB+	6.050%	05/16/2016	N/A	783,230
800,000	Nomura Holdings, Inc., Series MTN (Japan)	BBB+	4.125%	01/19/2016	N/A	842,818
600,000	ORIX Corp. (Japan)	A–	5.000%	01/12/2016	N/A	651,649
900,000	SLM Corp., Series MTN	BBB–	6.250%	01/25/2016	N/A	981,000
600,000	Toyota Motor Credit Corp., Series MTN	AA–	2.800%	01/11/2016	N/A	634,809
1,200,000	Toyota Motor Credit Corp., Series MTN	AA–	2.000%	09/15/2016	N/A	1,245,370
						19,793,130

	Electric – 0.2%
50,000	Duke Energy Corp.	BBB	2.15%	11/15/2016	N/A	52,005
308,000	Southern Co.	A–	1.95%	09/01/2016	N/A	319,193
						371,198

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 97

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

BSCG Guggenheim BulletShares 2016 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value

	Electronics – 0.8%
$480,000	Thermo Fisher Scientific, Inc.	A–	3.200%	03/01/2016	N/A	$512,964
760,000	Thermo Fisher Scientific, Inc.	A–	2.250%	08/15/2016	N/A	790,766
						1,303,730

	Environmental Control – 0.1%
184,000	Waste Management, Inc.	BBB	2.600%	09/01/2016	N/A	193,887

	Food – 1.9%
300,000	Kellogg Co.	BBB+	4.450%	05/30/2016	N/A	333,974
500,000	Kellogg Co.	BBB+	1.875%	11/17/2016	N/A	516,351
1,131,000	Mondelez International, Inc.	BBB–	4.125%	02/09/2016	N/A	1,238,358
350,000	Tyson Foods, Inc.	BBB–	6.600%	04/01/2016	N/A	401,268
500,000	Unilever Capital Corp.	A+	2.750%	02/10/2016	N/A	528,403
						3,018,354

	Gas – 1.0%
461,000	National Grid PLC (United Kingdom)	BBB+	6.300%	08/01/2016	N/A	537,123
900,000	Sempra Energy	BBB+	6.500%	06/01/2016	N/A	1,064,948
						1,602,071

	Health Care Products – 1.4%
300,000	Baxter International, Inc.	A+	5.900%	09/01/2016	N/A	357,983
500,000	Becton Dickinson and Co.	A	1.750%	11/08/2016	N/A	517,766
300,000	Boston Scientific Corp.	BBB–	6.400%	06/15/2016	N/A	347,320
60,000	Medtronic, Inc.	A+	2.625%	03/15/2016	N/A	63,582
500,000	St Jude Medical, Inc.	A	2.500%	01/15/2016	N/A	520,911
300,000	Stryker Corp.	A+	2.000%	09/30/2016	N/A	314,231
						2,121,793

	Health Care Services – 1.4%
300,000	Aetna, Inc.	A–	6.000%	06/15/2016	N/A	350,409
500,000	Cigna Corp.	BBB	2.750%	11/15/2016	N/A	527,430
300,000	Humana, Inc.	BBB	6.450%	06/01/2016	N/A	342,832
400,000	UnitedHealth Group, Inc.	A	5.375%	03/15/2016	N/A	455,202
523,000	WellPoint, Inc.	A–	5.250%	01/15/2016	N/A	586,667
						2,262,540

	Insurance – 2.3%
140,000	Allied World Assurance Co. Ltd. (Bermuda)	BBB+	7.500%	08/01/2016	N/A	165,768
500,000	American International Group, Inc.	A–	4.875%	09/15/2016	N/A	560,214
550,000	American International Group, Inc., Series MTN	A–	5.600%	10/18/2016	N/A	626,705
800,000	Berkshire Hathaway, Inc.	AA+	2.200%	08/15/2016	N/A	837,464
963,000	MetLife, Inc.	A–	6.750%	06/01/2016	N/A	1,151,364
200,000	Prudential Financial, Inc., Series MTN	A	3.000%	05/12/2016	N/A	212,304
						3,553,819

	Internet – 0.5%
800,000	Google, Inc.	AA	2.125%	05/19/2016	N/A	839,530

	Iron & Steel – 0.4%
600,000	ArcelorMittal (Luxembourg)	BB+	4.250%	03/01/2016	N/A	603,070

	Lodging – 0.0%***
5,000	Wyndham Worldwide Corp.	BBB–	6.000%	12/01/2016	N/A	5,695

See notes to financial statements.
98 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

BSCG Guggenheim BulletShares 2016 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value

	Machinery-Construction & Mining – 0.4%
500,000	Caterpillar, Inc.	A	5.700%	08/15/2016	N/A	585,654

	Machinery-Diversified – 0.1%
150,000	Xylem, Inc.	BBB	3.550%	09/20/2016	N/A	160,785

	Media – 4.4%
600,000	Comcast Corp.	BBB+	5.900%	03/15/2016	N/A	694,393
500,000	Comcast Corp.	BBB+	4.950%	06/15/2016	N/A	567,023
580,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.	BBB	3.125%	02/15/2016	N/A	610,063
910,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.	BBB	3.500%	03/01/2016	N/A	968,862
500,000	NBCUniversal Media, LLC	BBB+	2.875%	04/01/2016	N/A	530,082
500,000	Scripps Networks Interactive, Inc.	A–	2.700%	12/15/2016	N/A	526,817
900,000	Time Warner, Inc.	BBB	5.875%	11/15/2016	N/A	1,060,548
493,000	Viacom, Inc.	BBB+	6.250%	04/30/2016	N/A	577,961
800,000	Walt Disney Co.	A	1.350%	08/16/2016	N/A	814,291
450,000	Walt Disney Co., Series MTNC	A	5.625%	09/15/2016	N/A	527,364
						6,877,404

	Mining – 0.8%
665,000	Barrick Gold Corp. (Canada)	BBB+	2.900%	05/30/2016	N/A	701,293
100,000	Rio Tinto Finance USA Ltd. (Australia)	A–	2.500%	05/20/2016	N/A	104,640
500,000	Rio Tinto Finance USA Ltd. (Australia)	A–	2.250%	09/20/2016	N/A	520,761
						1,326,694

	Miscellaneous Manufacturing – 0.6%
800,000	3M Co.	AA–	1.375%	09/29/2016	N/A	818,837
100,000	Danaher Corp.	A+	2.300%	06/23/2016	N/A	105,139
						923,976

	Office & Business Equipment – 0.5%
300,000	Pitney Bowes, Inc., Series MTN	BBB	4.750%	01/15/2016	N/A	310,344
450,000	Xerox Corp.	BBB–	6.400%	03/15/2016	N/A	510,535
						820,879

	Oil & Gas – 5.7%
962,000	Anadarko Petroleum Corp.	BBB–	5.950%	09/15/2016	N/A	1,116,782
700,000	BP Capital Markets PLC (United Kingdom)	A	3.200%	03/11/2016	N/A	750,114
1,000,000	BP Capital Markets PLC (United Kingdom)	A	2.248%	11/01/2016	N/A	1,041,500
962,000	ConocoPhillips Canada Funding Co. I (Canada)	A	5.625%	10/15/2016	N/A	1,141,839
70,000	Devon Energy Corp.	BBB+	2.400%	07/15/2016	06/15/16 @ 100	72,824
800,000	Ensco PLC (United Kingdom)	BBB+	3.250%	03/15/2016	N/A	853,667
250,000	Marathon Petroleum Corp.	BBB	3.500%	03/01/2016	N/A	267,155
350,000	Occidental Petroleum Corp.	A	2.500%	02/01/2016	N/A	369,649
680,000	Occidental Petroleum Corp.	A	4.125%	06/01/2016	N/A	761,434
500,000	Statoil ASA (Norway)	AA–	1.800%	11/23/2016	N/A	517,734
1,150,000	Total Capital SA (France)	AA–	2.300%	03/15/2016	N/A	1,206,089
800,000	Transocean, Inc. (Cayman Islands)	BBB–	5.050%	12/15/2016	N/A	891,406
						8,990,193

	Pharmaceuticals – 3.4%
600,000	Allergan, Inc.	A+	5.750%	04/01/2016	N/A	694,428
1,150,000	Express Scripts Holding Co.	BBB+	3.125%	05/15/2016	N/A	1,217,750
700,000	Johnson & Johnson	AAA	2.150%	05/15/2016	N/A	735,510

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 99

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

BSCG Guggenheim BulletShares 2016 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value

	Pharmaceuticals continued
$400,000	McKesson Corp.	A–	3.250%	03/01/2016	N/A	$431,295
800,000	Merck & Co., Inc.	AA	2.250%	01/15/2016	N/A	838,168
700,000	Sanofi (France)	AA–	2.625%	03/29/2016	N/A	738,528
563,000	Wyeth, LLC	AA	5.500%	02/15/2016	N/A	647,674
						5,303,353

	Pipelines – 0.8%
300,000	Enterprise Products Operating, LLC	BBB	3.200%	02/01/2016	N/A	319,407
200,000	Kinder Morgan Energy Partners, LP	BBB	3.500%	03/01/2016	N/A	214,053
600,000	ONEOK Partners, LP	BBB	3.250%	02/01/2016	01/01/16 @ 100	637,432
						1,170,892

	Real Estate Investment Trusts – 0.8%
400,000	ERP Operating, LP	BBB+	5.125%	03/15/2016	N/A	447,182
250,000	HCP, Inc.	BBB+	3.750%	02/01/2016	N/A	265,852
400,000	Simon Property Group, LP	A–	5.250%	12/01/2016	09/02/16 @ 100	459,456
						1,172,490

	Retail – 3.1%
600,000	CVS Caremark Corp.	BBB+	6.125%	08/15/2016	N/A	711,055
1,846,000	Home Depot, Inc.	A–	5.400%	03/01/2016	N/A	2,122,195
300,000	Lowe’s Cos., Inc.	A–	5.400%	10/15/2016	N/A	350,640
549,000	Macy’s Retail Holdings, Inc.	BBB	5.900%	12/01/2016	N/A	646,202
400,000	Target Corp.	A+	5.875%	07/15/2016	N/A	471,828
500,000	Wal-Mart Stores, Inc.	AA	2.800%	04/15/2016	N/A	536,407
						4,838,327

	Savings & Loans – 0.3%
500,000	Santander Holdings USA, Inc.	BBB	4.625%	04/19/2016	N/A	531,675

	Semiconductors – 1.1%
800,000	Intel Corp.	A+	1.950%	10/01/2016	N/A	833,698
800,000	Texas Instruments, Inc.	A+	2.375%	05/16/2016	N/A	841,135
						1,674,833

	Software – 1.8%
280,000	Fiserv, Inc.	BBB–	3.125%	06/15/2016	N/A	294,313
680,000	Microsoft Corp.	AAA	2.500%	02/08/2016	N/A	719,730
1,585,000	Oracle Corp.	A+	5.250%	01/15/2016	N/A	1,802,440
						2,816,483

	Telecommunications – 7.6%
1,300,000	AT&T, Inc.	A–	2.950%	05/15/2016	N/A	1,382,065
899,000	AT&T, Inc.	A–	5.625%	06/15/2016	N/A	1,040,123
1,000,000	AT&T, Inc.	A–	2.400%	08/15/2016	N/A	1,047,747
2,085,000	Cisco Systems, Inc.	A+	5.500%	02/22/2016	N/A	2,396,870
529,000	Deutsche Telekom International Finance BV (Netherlands)	BBB+	5.750%	03/23/2016	N/A	603,350
500,000	Embarq Corp.	BB	7.082%	06/01/2016	N/A	587,472
150,000	France Telecom SA (France)	A–	2.750%	09/14/2016	N/A	157,826
100,000	Telefonica Emisiones SAU (Spain)	BBB	3.992%	02/16/2016	N/A	101,700
500,000	Telefonica Emisiones SAU (Spain)	BBB	6.421%	06/20/2016	N/A	541,250
899,000	Verizon Communications, Inc.	A–	5.550%	02/15/2016	N/A	1,029,475
900,000	Verizon Communications, Inc.	A–	3.000%	04/01/2016	N/A	962,390

See notes to financial statements.
100 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

BSCG Guggenheim BulletShares 2016 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value

	Telecommunications continued
$600,000	Verizon Communications, Inc.	A–	2.000%	11/01/2016	N/A	$624,613
800,000	Vodafone Group PLC (United Kingdom)	A–	5.750%	03/15/2016	N/A	922,839
500,000	Vodafone Group PLC (United Kingdom)	A–	2.875%	03/16/2016	N/A	530,544
						11,928,264

	Textiles – 0.3%
360,000	Mohawk Industries, Inc.	BBB–	6.375%	01/15/2016	N/A	405,900

	Transportation – 0.2%
300,000	Norfolk Southern Corp.	BBB+	5.750%	01/15/2016	N/A	343,759

	Total Corporate Bonds – 98.3%
	(Cost $148,921,546)					154,162,133

Number
of Shares	Description					Value

	Investments of Collateral for Securities Loaned – 0.7%
1,100,000	BNY Mellon Securities Lending Overnight Fund, 0.2159%(b) (c)
	(Cost $1,100,000)					1,100,000

	Total Investments – 99.0%
	(Cost $150,021,546)					155,262,133
	Other Assets in excess of Liabilities – 1.0%					1,565,097

	Net Assets – 100.0%					$156,827,230
AB – Stock Company

AG – Stock Corporation

ASA – Stock Company

BV – Limited Liability Company

LLC – Limited Liability Company

LP – Limited Partnership

N/A- Not Applicable

PLC – Public Limited Company

SA – Corporation

SAU – Incorporated with Limited Liability

*
Ratings shown are per Standard & Poor’s Rating Group, Moody’s Investor Services, Inc. or Fitch Ratings. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

***	Less than 0.1%.

(a)	Security, or portion thereof, was on loan at November 30, 2012.

(b)	At November 30, 2012, the total market value of the Fund’s securities on loan was $1,070,550 and the total market value of the collateral held by the Fund was $1,100,000.

(c)	Interest rate shown reflects yield as of November 30, 2012.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 101

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

BSCH Guggenheim BulletShares 2017 Corporate Bond ETF

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value

	Corporate Bonds – 98.7%
	Aerospace & Defense – 1.2%
$1,400,000	United Technologies Corp.	A	1.800%	06/01/2017	N/A	$1,449,168
521,000	United Technologies Corp.	A	5.375%	12/15/2017	N/A	630,275
						2,079,443

	Agriculture – 1.5%
700,000	Bunge Ltd. Finance Corp.	BBB–	3.200%	06/15/2017	N/A	733,151
350,000	Lorillard Tobacco Co.	BBB–	2.300%	08/21/2017	N/A	356,149
400,000	Philip Morris International, Inc.	A	1.625%	03/20/2017	N/A	411,020
500,000	Philip Morris International, Inc.	A	1.125%	08/21/2017	N/A	501,534
470,000	Reynolds American, Inc.	BBB–	6.750%	06/15/2017	N/A	574,665
						2,576,519

	Banks – 33.3%
750,000	American Express Bank FSB, Series BKNT	A–	6.000%	09/13/2017	N/A	910,331
500,000	American Express Centurion Bank, Series BKN1	A–	6.000%	09/13/2017	N/A	607,662
500,000	Bank of America Corp.	BBB+	5.420%	03/15/2017	N/A	546,155
800,000	Bank of America Corp.	A–	3.875%	03/22/2017	N/A	870,825
1,170,000	Bank of America Corp.	A–	6.000%	09/01/2017	N/A	1,362,804
1,945,000	Bank of America Corp.	A–	5.750%	12/01/2017	N/A	2,251,814
1,300,000	Bank of America NA, Series BKNT	A–	5.300%	03/15/2017	N/A	1,454,712
500,000	Bank of America NA, Series BKNT	A–	6.100%	06/15/2017	N/A	573,646
1,020,000	Bank of Montreal, Series MTN (Canada)	A+	2.500%	01/11/2017	N/A	1,075,911
1,000,000	Bank of Montreal, Series MTN (Canada)	A+	1.400%	09/11/2017	N/A	1,006,136
500,000	Bank of New York Mellon Corp., Series MTN	A+	2.400%	01/17/2017	12/18/16 @ 100	528,070
400,000	Bank of New York Mellon Corp.(d)	A+	1.969%	06/20/2017	N/A	414,131
800,000	Bank of Nova Scotia (Canada)	AA–	2.550%	01/12/2017	N/A	845,810
500,000	BB&T Corp., Series MTN	A–	2.150%	03/22/2017	02/22/17 @ 100	519,083
450,000	BB&T Corp., Series MTN	A–	1.600%	08/15/2017	07/14/17 @ 100	456,868
750,000	BNP Paribas SA, Series MTN (France)	A+	2.375%	09/14/2017	N/A	764,524
927,000	Capital One Financial Corp.	BBB	6.750%	09/15/2017	N/A	1,144,374
1,400,000	Citigroup, Inc.	A–	4.450%	01/10/2017	N/A	1,554,784
948,000	Citigroup, Inc.	BBB+	5.500%	02/15/2017	N/A	1,053,035
519,000	Citigroup, Inc.	A–	6.000%	08/15/2017	N/A	611,103
2,688,000	Citigroup, Inc.	A–	6.125%	11/21/2017	N/A	3,198,258
500,000	Comerica Bank	A–	5.200%	08/22/2017	N/A	579,973
1,600,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)	AA–	3.375%	01/19/2017	N/A	1,722,262
2,016,000	Deutsche Bank AG (Germany)	A+	6.000%	09/01/2017	N/A	2,428,617
300,000	Fifth Third Bancorp	BBB–	5.450%	01/15/2017	N/A	339,025
1,250,000	Goldman Sachs Group, Inc.	BBB+	5.625%	01/15/2017	N/A	1,371,006
1,996,000	Goldman Sachs Group, Inc.	A–	6.250%	09/01/2017	N/A	2,332,536
500,000	HSBC Bank USA NA, Series BKNT	A	6.000%	08/09/2017	N/A	585,020
400,000	JPMorgan Chase & Co.	A–	6.125%	06/27/2017	N/A	468,569
1,200,000	JPMorgan Chase & Co.	A	2.000%	08/15/2017	N/A	1,223,911
250,000	JPMorgan Chase Bank NA, Series BKNT	A	6.000%	07/05/2017	N/A	294,447
1,750,000	JPMorgan Chase Bank NA, Series BKNT	A	6.000%	10/01/2017	N/A	2,074,811
600,000	Lloyds TSB Bank PLC (United Kingdom)	A	4.200%	03/28/2017	N/A	662,212
1,497,000	Morgan Stanley, Series GMTN	A–	5.450%	01/09/2017	N/A	1,650,757

See notes to financial statements.
102 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

BSCH Guggenheim BulletShares 2017 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value

	Banks continued
$2,100,000	Morgan Stanley	A–	4.750%	03/22/2017	N/A	$2,278,103
900,000	Morgan Stanley, Series MTN	A–	5.550%	04/27/2017	N/A	996,614
800,000	Morgan Stanley, Series MTN	A–	6.250%	08/28/2017	N/A	901,912
1,000,000	Morgan Stanley, Series MTN	A–	5.950%	12/28/2017	N/A	1,133,693
300,000	PNC Bank NA, Series BKNT	A–	5.250%	01/15/2017	N/A	345,618
300,000	PNC Bank NA, Series BKNT	A–	4.875%	09/21/2017	N/A	348,052
400,000	PNC Funding Corp.	BBB+	5.625%	02/01/2017	N/A	464,855
1,500,000	Royal Bank of Canada (Canada)	AAA	1.200%	09/19/2017	N/A	1,511,504
950,000	Sumitomo Mitsui Banking Corp. (Japan)	A+	1.800%	07/18/2017	N/A	972,171
500,000	SunTrust Banks, Inc.	BBB	3.500%	01/20/2017	12/20/16 @ 100	540,725
300,000	SunTrust Banks, Inc.	BBB	6.000%	09/11/2017	N/A	358,542
1,600,000	Svenska Handelsbanken AB (Sweden)	AA–	2.875%	04/04/2017	N/A	1,697,563
1,793,000	UBS AG, Series BKNT (Switzerland)	A	5.875%	12/20/2017	N/A	2,136,187
500,000	Union Bank NA, Series BKNT	A+	2.125%	06/16/2017	N/A	516,126
800,000	US Bancorp, Series MTN	A+	1.650%	05/15/2017	04/15/17 @ 100	819,444
900,000	Wachovia Bank NA, Series BKNT	A+	6.000%	11/15/2017	N/A	1,085,717
1,219,000	Wachovia Corp.	A+	5.750%	06/15/2017	N/A	1,450,377
900,000	Wells Fargo & Co., Series MTN	A+	2.100%	05/08/2017	N/A	934,486
1,816,000	Wells Fargo & Co.	A+	5.625%	12/11/2017	N/A	2,180,787
						58,155,658

	Beverages – 2.9%
1,600,000	Anheuser-Busch InBev Worldwide, Inc.	A	1.375%	07/15/2017	N/A	1,619,147
870,000	Coca-Cola Co.	AA–	5.350%	11/15/2017	N/A	1,049,414
697,000	Diageo Capital PLC (United Kingdom)	A–	1.500%	05/11/2017	N/A	710,002
707,000	Diageo Capital PLC (United Kingdom)	A–	5.750%	10/23/2017	N/A	858,822
900,000	PepsiCo, Inc.	A–	1.250%	08/13/2017	N/A	912,019
						5,149,404

	Biotechnology – 1.2%
800,000	Amgen, Inc.	A+	2.125%	05/15/2017	N/A	830,591
636,000	Amgen, Inc.	A+	5.850%	06/01/2017	N/A	758,473
500,000	Celgene Corp.	BBB+	1.900%	08/15/2017	N/A	512,281
						2,101,345

	Chemicals – 1.1%
600,000	Eastman Chemical Co.	BBB	2.400%	06/01/2017	N/A	621,820
400,000	Potash Corp. of Saskatchewan, Inc. (Canada)	A–	3.250%	12/01/2017	N/A	438,006
775,000	Rohm & Haas Co.	BBB	6.000%	09/15/2017	N/A	918,355
						1,978,181

	Computers – 2.5%
250,000	Hewlett-Packard Co.	BBB+	5.400%	03/01/2017	N/A	265,731
1,000,000	Hewlett-Packard Co.(a)	BBB+	2.600%	09/15/2017	N/A	953,131
1,000,000	International Business Machines Corp.	AA–	1.250%	02/06/2017	N/A	1,013,136
1,746,000	International Business Machines Corp.	AA–	5.700%	09/14/2017	N/A	2,117,854
						4,349,852

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 103

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

BSCH Guggenheim BulletShares 2017 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value

	Diversified Financial Services – 14.4%
$1,027,000	American Express Co.	BBB+	6.150%	08/28/2017	N/A	$1,250,788
1,800,000	American Express Credit Corp., Series MTN	A–	2.375%	03/24/2017	N/A	1,894,001
600,000	Bear Stearns Cos., LLC	A–	5.550%	01/22/2017	N/A	679,490
1,451,000	Bear Stearns Cos., LLC	A	6.400%	10/02/2017	N/A	1,756,746
600,000	BlackRock, Inc.	A+	6.250%	09/15/2017	N/A	737,199
300,000	Caterpillar Financial Services Corp., Series MTN	A	1.625%	06/01/2017	N/A	307,305
100,000	Eaton Vance Corp.	A–	6.500%	10/02/2017	N/A	121,686
750,000	Ford Motor Credit Co., LLC	BB+	4.250%	02/03/2017	N/A	798,547
750,000	Ford Motor Credit Co., LLC	BB+	3.000%	06/12/2017	N/A	765,026
1,000,000	Ford Motor Credit Co., LLC	BB+	6.625%	08/15/2017	N/A	1,165,774
800,000	General Electric Capital Corp.	AA+	2.900%	01/09/2017	N/A	847,650
1,176,000	General Electric Capital Corp., Series MTN	AA+	5.400%	02/15/2017	N/A	1,360,291
1,350,000	General Electric Capital Corp., Series MTN	AA+	2.300%	04/27/2017	N/A	1,396,454
1,892,000	General Electric Capital Corp., Series MTN	AA+	5.625%	09/15/2017	N/A	2,235,343
500,000	John Deere Capital Corp., Series MTN	A	2.000%	01/13/2017	N/A	522,159
450,000	John Deere Capital Corp., Series MTN	A	1.400%	03/15/2017	N/A	459,458
300,000	John Deere Capital Corp., Series MTN	A	2.800%	09/18/2017	N/A	322,287
100,000	John Deere Capital Corp.	A	1.200%	10/10/2017	N/A	100,668
600,000	Merrill Lynch & Co., Inc.	BBB+	5.700%	05/02/2017	N/A	656,342
1,438,000	Merrill Lynch & Co., Inc.	A–	6.400%	08/28/2017	N/A	1,686,246
1,150,000	Murray Street Investment Trust I(d)	A–	4.647%	03/09/2017	N/A	1,235,850
400,000	National Rural Utilities Cooperative Finance Corp.	A+	5.450%	04/10/2017	N/A	473,134
100,000	NYSE Euronext	A+	2.000%	10/05/2017	N/A	103,088
100,000	ORIX Corp. (Japan)	A–	3.750%	03/09/2017	N/A	104,493
400,000	PACCAR Financial Corp., Series MTN	A+	1.600%	03/15/2017	N/A	408,704
500,000	SLM Corp., Series MTN	BBB–	6.000%	01/25/2017	N/A	542,500
660,000	Toyota Motor Credit Corp., Series MTN	AA–	2.050%	01/12/2017	N/A	687,298
860,000	Toyota Motor Credit Corp., Series MTN	AA–	1.750%	05/22/2017	N/A	885,500
1,600,000	Toyota Motor Credit Corp., Series MTN	AA–	1.250%	10/05/2017	N/A	1,612,922
						25,116,949

	Electric – 1.4%
500,000	Duke Energy Corp.	BBB	1.625%	08/15/2017	N/A	505,592
652,000	Exelon Generation Co., LLC	BBB	6.200%	10/01/2017	N/A	776,339
370,000	Pacific Gas & Electric Co.	BBB	5.625%	11/30/2017	N/A	452,263
570,000	Virginia Electric & Power Co.	A–	5.950%	09/15/2017	N/A	702,564
						2,436,758

	Electronics – 0.4%
510,000	Agilent Technologies, Inc.	BBB+	6.500%	11/01/2017	N/A	621,301

	Engineering & Construction – 0.1%
260,000	ABB Finance USA, Inc.	A	1.625%	05/08/2017	N/A	264,206

	Food – 1.6%
100,000	ConAgra Foods, Inc.	BBB	5.819%	06/15/2017	N/A	116,321
400,000	General Mills Inc.	BBB+	5.700%	02/15/2017	N/A	473,806
570,000	Kroger Co.	BBB	6.400%	08/15/2017	N/A	693,013
799,000	Mondelez International, Inc.	BBB–	6.500%	08/11/2017	N/A	982,749

See notes to financial statements.
104 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

BSCH Guggenheim BulletShares 2017 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value

	Food continued
$200,000	Safeway, Inc.	BBB	6.350%	08/15/2017	N/A	$228,860
250,000	Unilever Capital Corp.	A+	0.850%	08/02/2017	N/A	248,093
						2,742,842

	Gas – 0.1%
150,000	Sempra Energy	BBB+	2.300%	04/01/2017	N/A	156,748

	Health Care Products – 1.0%
500,000	Baxter International, Inc.	A+	1.850%	01/15/2017	N/A	519,992
713,000	Covidien International Finance SA (Luxembourg)	A	6.000%	10/15/2017	N/A	871,557
300,000	Hospira, Inc.	BBB+	6.050%	03/30/2017	N/A	351,005
						1,742,554

	Health Care Services – 0.8%
330,000	Laboratory Corp. of America Holdings	BBB+	2.200%	08/23/2017	N/A	340,966
400,000	UnitedHealth Group, Inc.	A	1.400%	10/15/2017	N/A	403,236
570,000	WellPoint, Inc.	A–	5.875%	06/15/2017	N/A	677,444
						1,421,646

	Household Products & Housewares – 0.5%
759,000	Kimberly-Clark Corp.	A	6.125%	08/01/2017	N/A	938,702

	Insurance – 3.2%
300,000	ACE INA Holdings, Inc.	A	5.700%	02/15/2017	N/A	355,490
450,000	Aflac, Inc.	A–	2.650%	02/15/2017	N/A	475,511
1,200,000	American International Group, Inc.	A–	3.800%	03/22/2017	N/A	1,293,734
1,000,000	American International Group, Inc., Series MTN	A–	5.450%	05/18/2017	N/A	1,147,971
500,000	Berkshire Hathaway Finance Corp.	AA+	1.600%	05/15/2017	N/A	513,052
800,000	Berkshire Hathaway, Inc.	AA+	1.900%	01/31/2017	N/A	828,285
300,000	Hartford Financial Services Group, Inc.	BBB	5.375%	03/15/2017	N/A	341,727
420,000	Prudential Financial, Inc., Series MTN	A	6.000%	12/01/2017	N/A	506,525
90,000	Willis North America, Inc.	BBB–	6.200%	03/28/2017	N/A	103,105
						5,565,400

	Internet – 0.5%
600,000	eBay, Inc.	A	1.350%	07/15/2017	N/A	609,493
250,000	Symantec Corp.	BBB	2.750%	06/15/2017	05/15/17 @ 100	258,714
						868,207

	Iron & Steel – 0.3%
40,000	ArcelorMittal (Luxembourg)	BB+	5.000%	02/25/2017	N/A	40,302
430,000	Nucor Corp.	A	5.750%	12/01/2017	N/A	518,723
						559,025

	Machinery-Construction & Mining – 0.1%
150,000	Caterpillar, Inc.	A	1.500%	06/26/2017	N/A	152,875

	Media – 4.2%
712,000	Comcast Cable Communications, LLC	BBB+	8.875%	05/01/2017	N/A	926,245
500,000	Comcast Corp.	BBB+	6.500%	01/15/2017	N/A	607,375
769,000	Comcast Corp.	BBB+	6.300%	11/15/2017	N/A	950,552
1,500,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.	BBB	2.400%	03/15/2017	N/A	1,538,872
1,258,000	Time Warner Cable, Inc.	BBB	5.850%	05/01/2017	N/A	1,492,320
500,000	Time Warner Cos., Inc.	BBB	7.250%	10/15/2017	N/A	627,124
300,000	Viacom, Inc.	BBB+	3.500%	04/01/2017	N/A	325,698

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 105

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

BSCH Guggenheim BulletShares 2017 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value

	Media continued
$300,000	Viacom, Inc.	BBB+	6.125%	10/05/2017	N/A	$361,989
500,000	Walt Disney Co., Series MTN	A	1.125%	02/15/2017	N/A	503,012
						7,333,187

	Mining – 1.3%
646,000	Alcoa, Inc.(a)	BBB–	5.550%	02/01/2017	N/A	717,137
600,000	Freeport-McMoRan Copper & Gold, Inc.	BBB	2.150%	03/01/2017	N/A	614,012
480,000	Rio Tinto Finance USA PLC (United Kingdom)	A–	2.000%	03/22/2017	02/22/17 @ 100	493,020
480,000	Rio Tinto Finance USA PLC (United Kingdom)	A–	1.625%	08/21/2017	07/21/17 @ 100	486,707
						2,310,876

	Miscellaneous Manufacturing – 2.1%
600,000	3M Co., Series MTN	AA–	1.000%	06/26/2017	N/A	605,953
2,109,000	General Electric Co.	AA+	5.250%	12/06/2017	N/A	2,497,972
434,000	Tyco Electronics Group SA (Luxembourg)	BBB	6.550%	10/01/2017	N/A	520,395
						3,624,320

	Office & Business Equipment – 0.8%
470,000	Pitney Bowes, Inc., Series MTN	BBB	5.750%	09/15/2017	N/A	505,882
300,000	Xerox Corp.	BBB–	6.750%	02/01/2017	N/A	349,009
500,000	Xerox Corp.	BBB–	2.950%	03/15/2017	N/A	512,378
						1,367,269

	Oil & Gas – 6.8%
1,042,000	Anadarko Petroleum Corp.	BBB–	6.375%	09/15/2017	N/A	1,252,494
300,000	Apache Corp.	A–	5.625%	01/15/2017	N/A	353,911
1,000,000	BP Capital Markets PLC (United Kingdom)	A	1.846%	05/05/2017	N/A	1,023,878
780,000	Canadian Natural Resources Ltd. (Canada)	BBB+	5.700%	05/15/2017	N/A	926,697
480,000	Devon Energy Corp.	BBB+	1.875%	05/15/2017	04/15/17 @ 100	491,707
580,000	EnCana Corp. (Canada)	BBB	5.900%	12/01/2017	N/A	692,122
313,000	EOG Resources, Inc.	A–	5.875%	09/15/2017	N/A	381,914
387,000	Marathon Oil Corp.	BBB	6.000%	10/01/2017	N/A	471,177
700,000	Occidental Petroleum Corp.	A	1.750%	02/15/2017	N/A	722,152
400,000	Shell International Finance BV (Netherlands)	AA	5.200%	03/22/2017	N/A	471,262
650,000	Shell International Finance BV (Netherlands)	AA	1.125%	08/21/2017	N/A	655,404
1,170,000	Statoil ASA (Norway)	AA–	3.125%	08/17/2017	N/A	1,273,423
1,050,000	Total Capital International SA (France)	AA–	1.500%	02/17/2017	N/A	1,067,759
900,000	Total Capital International SA (France)	AA–	1.550%	06/28/2017	N/A	920,081
500,000	Transocean, Inc. (Cayman Islands)	BBB–	2.500%	10/15/2017	N/A	503,226
532,000	Valero Energy Corp.	BBB	6.125%	06/15/2017	N/A	641,180
						11,848,387

	Oil & Gas Services – 0.2%
320,000	Weatherford International, Inc.	BBB	6.350%	06/15/2017	N/A	363,934

	Pharmaceuticals – 4.2%
1,082,000	AstraZeneca PLC (United Kingdom)	AA–	5.900%	09/15/2017	N/A	1,331,120
400,000	Bristol-Myers Squibb Co.	A+	0.875%	08/01/2017	N/A	397,947
870,000	ELI Lilly & Co.	AA–	5.200%	03/15/2017	N/A	1,023,506
1,200,000	GlaxoSmithKline Capital PLC (United Kingdom)	A+	1.500%	05/08/2017	N/A	1,224,961
746,000	Johnson & Johnson	AAA	5.550%	08/15/2017	N/A	905,936
70,000	McKesson Corp.	A–	5.700%	03/01/2017	N/A	83,369

See notes to financial statements.
106 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

BSCH Guggenheim BulletShares 2017 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value

	Pharmaceuticals continued
$800,000	Merck & Co., Inc.	AA	6.000%	09/15/2017	N/A	$989,186
750,000	Watson Pharmaceuticals, Inc.	BBB	1.875%	10/01/2017	N/A	764,859
500,000	Wyeth, LLC	AA	5.450%	04/01/2017	N/A	595,567
						7,316,451

	Pipelines – 0.9%
520,000	Enterprise Products Operating, LLC, Series L	BBB	6.300%	09/15/2017	N/A	634,436
350,000	Kinder Morgan Energy Partners LP	BBB	6.000%	02/01/2017	N/A	411,235
500,000	Williams Partners, LP / Williams Partners Finance Corp.	BBB	7.250%	02/01/2017	N/A	610,237
						1,655,908

	Real Estate Investment Trusts – 1.8%
300,000	American Tower Corp.	BB+	7.000%	10/15/2017	N/A	360,537
600,000	ERP Operating, LP	BBB+	5.750%	06/15/2017	N/A	711,856
570,000	HCP, Inc.	BBB+	6.000%	01/30/2017	N/A	657,258
400,000	Simon Property Group, LP	A–	2.800%	01/30/2017	10/30/16 @ 100	425,436
350,000	Simon Property Group, LP	A–	5.875%	03/01/2017	12/01/16 @ 100	416,173
500,000	Simon Property Group, LP	A–	2.150%	09/15/2017	06/15/17 @ 100	518,003
						3,089,263

	Retail – 3.8%
877,000	Costco Wholesale Corp.	A+	5.500%	03/15/2017	N/A	1,038,688
1,099,000	CVS Caremark Corp.	BBB+	5.750%	06/01/2017	N/A	1,321,798
290,000	Darden Restaurants, Inc.	BBB	6.200%	10/15/2017	N/A	347,216
500,000	Kohl’s Corp.	BBB+	6.250%	12/15/2017	N/A	612,481
500,000	Lowe’s Cos., Inc.	A–	1.625%	04/15/2017	03/15/17 @ 100	514,795
380,000	McDonald’s Corp.	A	5.800%	10/15/2017	N/A	465,763
300,000	Starbucks Corp.	A–	6.250%	08/15/2017	N/A	363,928
469,000	Target Corp.	A+	5.375%	05/01/2017	N/A	557,482
650,000	Walgreen Co.	BBB	1.800%	09/15/2017	N/A	658,111
608,000	Wal-Mart Stores, Inc.	AA	5.375%	04/05/2017	N/A	723,426
						6,603,688

	Semiconductors – 0.2%
350,000	Altera Corp.	A–	1.750%	05/15/2017	N/A	362,497

	Software – 0.3%
370,000	Fiserv, Inc.	BBB–	6.800%	11/20/2017	N/A	448,022

	Telecommunications – 3.1%
570,000	AT&T, Inc.	A–	1.600%	02/15/2017	N/A	580,048
500,000	AT&T, Inc.	A–	1.700%	06/01/2017	N/A	510,276
300,000	CenturyLink, Inc., Series N	BB	6.000%	04/01/2017	N/A	333,923
500,000	Cisco Systems, Inc.	A+	3.150%	03/14/2017	N/A	547,999
400,000	Nippon Telegraph & Telephone Corp. (Japan)	AA	1.400%	07/18/2017	N/A	405,969
200,000	Qwest Corp.	BBB–	6.500%	06/01/2017	N/A	233,510
500,000	Telefonica Emisiones SAU (Spain)	BBB	6.221%	07/03/2017	N/A	541,250
459,000	Verizon Communications, Inc.	A–	5.500%	04/01/2017	N/A	542,563
681,000	Vodafone Group PLC (United Kingdom)	A–	5.625%	02/27/2017	N/A	805,527
500,000	Vodafone Group PLC (United Kingdom)	A–	1.625%	03/20/2017	N/A	509,324
500,000	Vodafone Group PLC (United Kingdom)	A–	1.250%	09/26/2017	N/A	501,209
						5,511,598

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 107

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

BSCH Guggenheim BulletShares 2017 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value

	Transportation – 0.6%
$430,000	Burlington Northern Santa Fe, LLC	BBB+	5.650%	05/01/2017	N/A	$511,703
500,000	Norfolk Southern Corp.	BBB+	7.700%	05/15/2017	N/A	633,340
						1,145,043

	Water – 0.3%
495,000	American Water Capital Corp.	BBB+	6.085%	10/15/2017	N/A	588,766

	Total Corporate Bonds – 98.7%
	(Cost $165,347,022)					172,546,824

Number
of Shares	Description					Value

	Investments of Collateral for Securities Loaned – 1.0%
1,722,900	BNY Mellon Securities Lending Overnight Fund, 0.2159%(b) (c)
	(Cost $1,722,900)					1,722,900

	Total Investments – 99.7%
	(Cost $167,069,922)					174,269,724
	Other Assets in excess of Liabilities – 0.3%					608,465

	Net Assets – 100.0%					$174,878,189

AB – Stock Company

AG – Stock Corporation

ASA – Stock Company

BV – Limited Liability Company

LLC – Limited Liability Company

LP – Limited Partnership

N/A- Not Applicable

PLC – Public Limited Company

SA – Corporation

SAU – Incorporated with Limited Liability

*
Ratings shown are per Standard & Poor’s Rating Group, Moody’s Investor Services, Inc. or Fitch Ratings. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

(a)	Security, or portion thereof, was on loan at November 30, 2012.

(b)	At November 30, 2012, the total market value of the Fund’s securities on loan was $1,670,268 and the total market value of the collateral held by the Fund was $1,722,900.

(c)	Interest rate shown reflects yield as of November 30, 2012.

(d)	Security is a “Step-down” bond where the coupon decreases at a predetermined date. The rate shown reflects the rate in effect at November 30, 2012.

See notes to financial statements.
108 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

BSCI Guggenheim BulletShares 2018 Corporate Bond ETF

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value

	Corporate Bonds – 98.3%
	Agriculture – 2.9%
$318,000	Altria Group, Inc.	BBB	9.700%	11/10/2018	N/A	$449,310
70,000	Archer Daniels	A	5.450%	03/15/2018	N/A	84,460
325,000	Philip Morris International, Inc.	A	5.650%	05/16/2018	N/A	397,617
						931,387

	Banks – 16.2%
400,000	Bank of America Corp., Series MTNL	A–	5.650%	05/01/2018	N/A	464,031
250,000	Bank of New York Mellon	A+	1.300%	01/25/2018	12/25/17 @ 100	250,876
505,000	Citigroup, Inc.	A–	6.125%	05/15/2018	N/A	605,082
300,000	Credit Suisse New York (Switzerland)	BBB+	6.000%	02/15/2018	N/A	346,135
60,000	Fifth Third Bancorp	BBB–	4.500%	06/01/2018	N/A	66,483
400,000	Goldman Sachs Group, Inc.	A–	5.950%	01/18/2018	N/A	463,456
625,000	Goldman Sachs Group, Inc.	A–	6.150%	04/01/2018	N/A	730,931
625,000	JPMorgan Chase & Co.	A	6.000%	01/15/2018	N/A	746,613
600,000	Morgan Stanley, Series GMTN	A–	6.625%	04/01/2018	N/A	699,543
59,000	Regions Bank, Series BKNT	BBB–	7.500%	05/15/2018	N/A	70,947
300,000	UBS AG, Series BKNT (Switzerland)	A	5.750%	04/25/2018	N/A	358,583
275,000	Wachovia Corp., Series MTN	A+	5.750%	02/01/2018	N/A	331,738
						5,134,418

	Beverages – 2.6%
60,000	Coca-Cola Co.	AA–	1.650%	03/14/2018	N/A	61,911
200,000	PepsiCo, Inc.	A–	5.000%	06/01/2018	N/A	239,338
375,000	PepsiCo, Inc.	A–	7.900%	11/01/2018	N/A	512,994
						814,243

	Biotechnology – 0.4%
100,000	Amgen, Inc.	A+	6.150%	06/01/2018	N/A	122,474

	Chemicals – 1.9%
130,000	CF Industries, Inc.	BBB–	6.875%	05/01/2018	N/A	160,006
50,000	Dow Chemical Co.	BBB	5.700%	05/15/2018	N/A	59,846
210,000	EI du Pont de Nemours & Co.	A	6.000%	07/15/2018	N/A	262,234
100,000	PPG Industries, Inc.	BBB+	6.650%	03/15/2018	N/A	125,296
						607,382

	Computers – 1.1%
130,000	Computer Sciences Corp.	BBB	6.500%	03/15/2018	N/A	149,800
150,000	IBM Corp.	AA–	7.625%	10/15/2018	N/A	202,082
						351,882

	Diversified Financial Services – 14.5%
275,000	American Express Co.	BBB+	7.000%	03/19/2018	N/A	351,812
161,000	Associates Corp. NA	A–	6.950%	11/01/2018	N/A	195,294
390,000	Bear JPM	A	7.250%	02/01/2018	N/A	487,034
300,000	Caterpillar Financial Services Corp., Series MTN	A	5.450%	04/15/2018	N/A	361,710
150,000	Caterpillar Financial Services Corp., Series MTN	A	7.050%	10/01/2018	N/A	194,707
300,000	Ford Motor Credit Co. LLC	BB+	5.000%	05/15/2018	N/A	329,682

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 109

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

BSCI Guggenheim BulletShares 2018 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value

	Diversified Financial Services continued
$625,000	General Electric Capital Corp.	AA+	5.625%	05/01/2018	N/A	$745,541
120,000	Jefferies Group, Inc.	BBB	5.125%	04/13/2018	N/A	125,850
100,000	John Deere Capital Corp., Series MTN	A	5.350%	04/03/2018	N/A	120,391
100,000	John Deere Capital Corp., Series MTN	A	5.750%	09/10/2018	N/A	123,083
825,000	Merrill Lynch & Co., Inc., Series MTN	A–	6.875%	04/25/2018	N/A	993,512
100,000	Merrill Lynch & Co., Inc.	A–	6.875%	11/15/2018	N/A	121,085
250,000	National Rural Utilities Cooperative Finance Corp.	A+	5.450%	02/01/2018	N/A	303,546
24,000	National Rural Utilities Cooperative Finance Corp.	A+	10.375%	11/01/2018	N/A	35,688
75,000	SLM Corp., Series MTN	BBB–	8.450%	06/15/2018	N/A	87,563
						4,576,498

	Electric – 4.7%
120,000	Commonwealth Edison	A–	5.800%	03/15/2018	N/A	146,236
70,000	Consolidated Edison Co. of New York, Inc., Series 08-A	A–	5.850%	04/01/2018	N/A	86,010
100,000	Consolidated Edison Co. of New York, Inc.	A–	7.125%	12/01/2018	N/A	131,915
100,000	Dominion Resources, Inc.	A–	6.400%	06/15/2018	N/A	125,429
100,000	Florida Power Corp.	A	5.650%	06/15/2018	N/A	122,066
50,000	Midamerican Energy Holdings	BBB+	5.750%	04/01/2018	N/A	60,607
70,000	NiSource Finance Corp.	BBB–	6.400%	03/15/2018	N/A	84,579
50,000	Northern States Power Co.	A	5.250%	03/01/2018	N/A	60,597
150,000	Oncor Electric Delivery	A–	6.800%	09/01/2018	N/A	186,107
65,000	Pacific Gas & Electric Co.	BBB	8.250%	10/15/2018	N/A	88,967
150,000	PacifiCorp	A	5.650%	07/15/2018	N/A	184,940
100,000	Transalta Corp. (Canada)	BBB–	6.650%	05/15/2018	N/A	115,447
70,000	Virginia Electric & Power Co.	A–	5.400%	04/30/2018	N/A	85,425
						1,478,325

	Electronics – 0.7%
60,000	Honeywell International	A	5.300%	03/01/2018	N/A	72,528
120,000	Royal Philips Electronics NV (Netherlands)	A–	5.750%	03/11/2018	N/A	146,220
						218,748

	Environmental Control – 1.4%
250,000	Republic Services, Inc.	BBB	3.800%	05/15/2018	N/A	277,079
150,000	Waste Management, Inc.	BBB	6.100%	03/15/2018	N/A	182,601
						459,680

	Food – 1.8%
275,000	Kraft Foods, Inc.	BBB–	6.125%	02/01/2018	N/A	336,979
80,000	Kraft Foods, Inc.	BBB–	6.125%	08/23/2018	N/A	99,067
100,000	SYSCO Corp.	A+	5.250%	02/12/2018	N/A	120,258
						556,304

	Forest Products & Paper – 0.9%
210,000	International Paper Co.	BBB	7.950%	06/15/2018	N/A	272,168

	Gas – 0.4%
100,000	Sempra Energy	BBB+	6.150%	06/15/2018	N/A	123,217

	Health Care Products – 0.6%
150,000	Baxter International, Inc.	A	5.375%	06/01/2018	N/A	182,654

See notes to financial statements.
110 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

BSCI Guggenheim BulletShares 2018 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value

	Health Care Services – 1.9%
$100,000	Humana, Inc.	BBB	7.200%	06/15/2018	N/A	$124,252
300,000	UnitedHealth Group, Inc.	A	6.000%	02/15/2018	N/A	367,583
100,000	WellPoint, Inc.	A–	1.875%	01/15/2018	N/A	101,943
						593,778

	Household Products & Housewares – 0.4%
100,000	Kimberly-Clark Corp.	A	7.500%	11/01/2018	N/A	134,269

	Insurance – 7.8%
300,000	American International Group, Inc., Series MTN	A–	5.850%	01/16/2018	N/A	351,840
500,000	American International Group, Inc.	A–	8.250%	08/15/2018	N/A	651,901
275,000	Berkshire Hathaway Finance Corp.	AA+	5.400%	05/15/2018	N/A	332,821
360,000	Chubb Corp.	A+	5.750%	05/15/2018	N/A	446,548
100,000	Hartford Financial Services Group Inc.	BBB	6.300%	03/15/2018	N/A	119,341
400,000	MetLife, Inc., Series A	A–	6.817%	08/15/2018	N/A	504,972
60,000	Travelers Cos., Inc.	A	5.800%	05/15/2018	N/A	73,341
						2,480,764

	Iron & Steel – 0.5%
150,000	Arcelormittal (Luxembourg)	BB+	6.125%	06/01/2018	N/A	149,909

	Media – 4.2%
300,000	Comcast Corp.	BBB+	5.875%	02/15/2018	N/A	365,379
100,000	Comcast Corp.	BBB+	5.700%	05/15/2018	N/A	121,656
100,000	Historic TW, Inc.	BBB	6.875%	06/15/2018	N/A	126,480
150,000	Thomson Reuters (Canada)	A–	6.500%	07/15/2018	N/A	188,118
425,000	Time Warner Cable, Inc.	BBB	6.750%	07/01/2018	N/A	532,775
						1,334,408

	Mining – 2.3%
100,000	Alcoa, Inc.	BBB–	6.750%	07/15/2018	N/A	116,102
150,000	Barrick NA Finance LLC	BBB+	6.800%	09/15/2018	N/A	186,520
250,000	Rio Tinto Finance USA Ltd. (Australia)	A–	6.500%	07/15/2018	N/A	314,597
100,000	Teck Resources Ltd. (Canada)	BBB	2.500%	02/01/2018	N/A	101,561
						718,780

	Miscellaneous Manufacturing – 0.4%
100,000	Ingersoll-Rand Global Holding Co. Ltd. (Bermuda)	BBB+	6.875%	08/15/2018	N/A	124,114

	Office & Business Equipment – 1.1%
310,000	Xerox Corp.	BBB–	6.350%	05/15/2018	N/A	361,665

	Oil & Gas – 3.0%
100,000	ConocoPhillips	A	5.200%	05/15/2018	N/A	119,400
70,000	Marathon Oil Corp.	BBB	5.900%	03/15/2018	N/A	85,420
50,000	Occidental Petroleum Corp.	A	1.500%	02/15/2018	01/15/18 @ 100	50,921
200,000	Petro-Canada (Canada)	BBB+	6.050%	05/15/2018	N/A	244,380
29,000	Southwestern Energy Co.	BBB–	7.500%	02/01/2018	N/A	35,691
175,000	Suncor, Inc. (Canada)	BBB+	6.100%	06/01/2018	N/A	214,284
160,000	Transocean, Inc. (Cayman Islands)	BBB–	6.000%	03/15/2018	N/A	186,676
						936,772

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 111

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

BSCI Guggenheim BulletShares 2018 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value

	Oil & Gas Services – 0.8%
$100,000	Baker Hughes, Inc.	A	7.500%	11/15/2018	N/A	$133,676
100,000	Weatherford International Ltd. (Bermuda)	BBB	6.000%	03/15/2018	N/A	113,607
						247,283

	Pharmaceuticals – 4.2%
50,000	Bristol-Myers Squibb Co.	A+	5.450%	05/01/2018	N/A	60,949
500,000	GlaxoSmithKline Capital, Inc.	A+	5.650%	05/15/2018	N/A	614,020
100,000	Johnson & Johnson	AAA	5.150%	07/15/2018	N/A	122,479
160,000	Medco Health Solutions	BBB+	7.125%	03/15/2018	N/A	201,072
150,000	Merck & Co., Inc.	AA	1.100%	01/31/2018	N/A	150,541
150,000	Pharmacia Corp.	AA	6.500%	12/01/2018	N/A	194,220
						1,343,281

	Pipelines – 1.8%
100,000	Energy Transfer Partners	BBB–	6.700%	07/01/2018	N/A	121,904
270,000	Kinder Morgan Energy Partners, LP	BBB	5.950%	02/15/2018	N/A	325,350
70,000	Plains All American	BBB	6.500%	05/01/2018	N/A	86,962
40,000	TransCanada PipeLines Ltd. (Canada)	A–	6.500%	08/15/2018	N/A	50,856
						585,072

	Real Estate Investment Trusts – 2.3%
250,000	American Tower Corp.	BB+	4.500%	01/15/2018	N/A	274,752
100,000	Boston Properties, LP	A–	3.700%	11/15/2018	08/15/18 @ 100	108,670
80,000	HCP, Inc., Series MTN	BBB+	6.700%	01/30/2018	N/A	96,456
100,000	ProLogis, LP	BBB–	6.625%	05/15/2018	N/A	119,591
100,000	Simon Property Group, LP	A–	6.125%	05/30/2018	N/A	123,155
						722,624

	Retail – 2.6%
70,000	McDonald’s Corp., Series MTN	A	5.350%	03/01/2018	N/A	85,191
70,000	Nordstrom, Inc.	A–	6.250%	01/15/2018	N/A	85,612
150,000	Target Corp.	A+	6.000%	01/15/2018	N/A	186,110
170,000	Wal-Mart Stores, Inc.	AA	5.800%	02/15/2018	N/A	210,152
200,000	Yum! Brands, Inc.	BBB	6.250%	03/15/2018	N/A	245,880
						812,945

	Semiconductors – 0.9%
200,000	Broadcom Corp.	A–	2.700%	11/01/2018	N/A	216,127
60,000	KLA-Tencor Corp.	BBB	6.900%	05/01/2018	N/A	72,600
						288,727

	Software – 1.8%
460,000	Oracle Corp.	A+	5.750%	04/15/2018	N/A	564,380

	Telecommunications – 9.4%
175,000	AT&T, Inc.	A–	5.500%	02/01/2018	N/A	210,101
300,000	AT&T, Inc.	A–	5.600%	05/15/2018	N/A	364,107
100,000	British Telecommunications PLC (United Kingdom)	BBB	5.950%	01/15/2018	N/A	120,349
250,000	Cellco Partnership / Verizon Wireless Capital, LLC	A–	8.500%	11/15/2018	N/A	346,445
100,000	Deutsche Telephone Finance (Netherlands)	BBB+	6.750%	08/20/2018	N/A	125,943
200,000	GTE Corp.	A–	6.840%	04/15/2018	N/A	253,302
100,000	Rogers Communications, Inc. (Canada)	BBB	6.800%	08/15/2018	N/A	126,151

See notes to financial statements.
112 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

BSCI Guggenheim BulletShares 2018 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value

	Telecommunications continued
$250,000	Telecom It Capital (Luxembourg)	BBB	6.999%	06/04/2018	N/A	$282,813
200,000	Verizon Communications	A–	5.500%	02/15/2018	N/A	241,743
210,000	Verizon Communications, Inc.	A–	6.100%	04/15/2018	N/A	260,458
225,000	Verizon Communications, Inc.	A–	8.750%	11/01/2018	N/A	314,873
100,000	Virgin Media Secured Finance PLC (United Kingdom)	BBB–	6.500%	01/15/2018	01/15/14 @ 103	109,000
200,000	Vodafone Group PLC (United Kingdom)	A–	4.625%	07/15/2018	N/A	234,004
						2,989,289

	Transportation – 2.6%
300,000	Burlington Northern Santa Fe, LLC	BBB+	5.750%	03/15/2018	N/A	366,196
120,000	CSX Corp.	BBB	6.250%	03/15/2018	N/A	147,596
250,000	United Parcel Service, Inc.	A+	5.500%	01/15/2018	N/A	301,234
						815,026

	Water – 0.2%
50,000	Veolia Environnement SA (France)	BBB+	6.000%	06/01/2018	N/A	59,126

	Total Corporate Bonds – 98.3%
	(Cost $30,570,191)					31,091,592
	Other Assets in excess of Liabilities – 1.7%					541,190

	Net Assets – 100.0%					$31,632,782

AG – Stock Corporation

LLC – Limited Liability Company

LP – Limited Partnership

N/A- Not Applicable

NV – Publicly Traded Company

PLC – Public Limited Company

SA – Corporation

*
Ratings shown are per Standard & Poor’s Rating Group, Moody’s Investor Services, Inc. or Fitch Ratings. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 113

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value

	Corporate Bonds – 98.0%
	Aerospace & Defense – 3.4%
$100,000	Boeing Co.	A	6.000%	03/15/2019	N/A	$125,627
100,000	Lockheed Martin Corp.	A–	4.250%	11/15/2019	N/A	114,031
150,000	United Technologies Corp.	A	6.125%	02/01/2019	N/A	189,022
						428,680

	Agriculture – 1.6%
51,000	Altria Group, Inc.	BBB	9.250%	08/06/2019	N/A	71,143
100,000	Lorillard Tobacco Co.	BBB–	8.125%	06/23/2019	N/A	128,340
						199,483

	Banks – 11.9%
100,000	Bank of America Corp.	A–	7.625%	06/01/2019	N/A	128,031
200,000	Barclays Bank PLC (United Kingdom)	A+	6.750%	05/22/2019	N/A	243,624
127,000	Citigroup, Inc.	A–	8.500%	05/22/2019	N/A	170,143
100,000	Credit Suisse (Switzerland)	A+	5.300%	08/13/2019	N/A	118,763
150,000	Goldman Sachs Group, Inc.	A–	7.500%	02/15/2019	N/A	188,556
150,000	JPMorgan Chase & Co.	A	6.300%	04/23/2019	N/A	185,618
100,000	Morgan Stanley	A–	7.300%	05/13/2019	N/A	121,535
200,000	Morgan Stanley, Series MTN	A–	5.625%	09/23/2019	N/A	225,884
100,000	National City Corp.	BBB+	6.875%	05/15/2019	N/A	125,004
						1,507,158

	Beverages – 5.0%
150,000	Anheuser-Busch InBev Worldwide, Inc.	A	7.750%	01/15/2019	N/A	201,828
100,000	Anheuser-Busch InBev Worldwide, Inc.	A	6.875%	11/15/2019	N/A	132,993
100,000	Bottling Group, LLC	A	5.125%	01/15/2019	N/A	119,344
150,000	Coca-Cola Co.	AA–	4.875%	03/15/2019	N/A	178,329
						632,494

	Chemicals – 2.9%
150,000	Dow Chemical Co.	BBB	8.550%	05/15/2019	N/A	203,266
30,000	Lubrizol Corp.	AA+	8.875%	02/01/2019	N/A	42,354
100,000	Potash Corp. of Saskatchewan, Inc. (Canada)	A–	6.500%	05/15/2019	N/A	126,728
						372,348

	Computers – 0.9%
100,000	Dell, Inc.	A–	5.875%	06/15/2019	N/A	116,086

	Cosmetics & Personal Care – 0.8%
80,000	Procter & Gamble Co.	AA–	4.700%	02/15/2019	N/A	95,553

	Diversified Financial Services – 9.6%
150,000	American Express Co.	BBB+	8.125%	05/20/2019	N/A	207,257
150,000	BlackRock, Inc.	A+	5.000%	12/10/2019	N/A	178,976
150,000	Caterpillar Financial Services Corp., Series MTN	A	7.150%	02/15/2019	N/A	197,960
150,000	General Electric Capital Corp., Series GMTN	AA+	6.000%	08/07/2019	N/A	183,716
100,000	International Lease Finance Corp.	BBB–	6.250%	05/15/2019	N/A	106,250
100,000	Jefferies Group, Inc.	BBB	8.500%	07/15/2019	N/A	117,750
100,000	John Deere Capital Corp.	A	2.250%	04/17/2019	N/A	103,808
100,000	TD Ameritrade Holding Co.	A	5.600%	12/01/2019	N/A	119,334
						1,215,051

See notes to financial statements.
114 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value

	Electric – 5.1%
$100,000	Carolina Power & Light Co.	A	5.300%	01/15/2019	N/A	$121,581
100,000	Dominion Resources, Inc.	A–	8.875%	01/15/2019	N/A	136,726
100,000	Dominion Resources, Inc.	A–	5.200%	08/15/2019	N/A	120,086
100,000	Duke Energy Corp.	BBB	5.050%	09/15/2019	N/A	117,294
100,000	Exelon Generation Co. LLC	BBB	5.200%	10/01/2019	N/A	115,269
30,000	Xcel Energy, Inc.	BBB+	4.700%	05/15/2020	11/15/19 @ 100	35,506
						646,462

	Electronics – 0.9%
100,000	Honeywell International, Inc.	A	5.000%	02/15/2019	N/A	120,228

	Environmental Control – 0.9%
100,000	Republic Services, Inc.	BBB	5.500%	09/15/2019	N/A	119,412

	Food – 2.5%
100,000	General Mills, Inc.	BBB+	5.650%	02/15/2019	N/A	122,923
75,000	Kellogg Co.	BBB+	4.150%	11/15/2019	N/A	85,876
100,000	Safeway, Inc.	BBB	5.000%	08/15/2019	N/A	107,451
						316,250

	Forest Products & Paper – 1.6%
150,000	International Paper Co.	BBB	9.375%	05/15/2019	N/A	208,092

	Health Care Products – 1.0%
100,000	CareFusion Corp.	BBB	6.375%	08/01/2019	N/A	120,548

	Insurance – 4.2%
100,000	Aflac, Inc.	A–	8.500%	05/15/2019	N/A	136,713
100,000	Allstate Corp.	A–	7.450%	05/16/2019	N/A	132,306
100,000	MetLife, Inc.	A–	7.717%	02/15/2019	N/A	131,774
100,000	Prudential Financial, Inc., Series MTND	A	7.375%	06/15/2019	N/A	127,938
						528,731

	Media – 4.6%
100,000	Comcast Corp.	BBB+	5.700%	07/01/2019	N/A	123,295
100,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.	BBB	5.875%	10/01/2019	N/A	119,033
100,000	Time Warner Cable, Inc.	BBB	8.750%	02/14/2019	N/A	135,770
150,000	Time Warner Cable, Inc.	BBB	8.250%	04/01/2019	N/A	200,338
						578,436

	Mining – 2.3%
100,000	Alcoa, Inc.	BBB–	5.720%	02/23/2019	N/A	109,314
150,000	Barrick Gold Corp. (Canada)	BBB+	6.950%	04/01/2019	N/A	187,996
						297,310

	Miscellaneous Manufacturing – 1.9%
100,000	Danaher Corp.	A+	5.400%	03/01/2019	N/A	120,621
100,000	Illinois Tool Works, Inc.	A+	6.250%	04/01/2019	N/A	125,247
						245,868

	Oil & Gas – 12.7%
100,000	BP Capital Markets PLC (United Kingdom)	A	4.750%	03/10/2019	N/A	117,069
150,000	Chevron Corp.	AA	4.950%	03/03/2019	N/A	180,031
80,000	ConocoPhillips	A	5.750%	02/01/2019	N/A	99,487

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 115

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value

	Oil & Gas continued
$150,000	Devon Energy Corp.	BBB+	6.300%	01/15/2019	N/A	$187,896
150,000	EOG Resources, Inc.	A–	5.625%	06/01/2019	N/A	186,016
100,000	Hess Corp.	BBB	8.125%	02/15/2019	N/A	132,623
100,000	Husky Energy, Inc. (Canada)	BBB+	7.250%	12/15/2019	N/A	132,096
100,000	Noble Energy, Inc.	BBB	8.250%	03/01/2019	N/A	132,536
150,000	Shell International Finance BV (Netherlands)	AA	4.300%	09/22/2019	N/A	174,817
100,000	Talisman Energy, Inc. (Canada)	BBB	7.750%	06/01/2019	N/A	129,178
100,000	Valero Energy Corp.	BBB	9.375%	03/15/2019	N/A	137,389
						1,609,138

	Oil & Gas Services – 1.0%
100,000	Weatherford International Ltd. (Bermuda)	BBB	9.625%	03/01/2019	N/A	128,977

	Pharmaceuticals – 5.3%
150,000	Mead Johnson Nutrition Co.	BBB–	4.900%	11/01/2019	N/A	172,689
150,000	Merck & Co., Inc.	AA	5.000%	06/30/2019	N/A	181,359
100,000	Novartis Securities Investment Ltd. (Bermuda)	AA–	5.125%	02/10/2019	N/A	120,172
150,000	Pfizer, Inc.	AA	6.200%	03/15/2019	N/A	191,763
						665,983

	Pipelines – 1.7%
100,000	ONEOK Partners LP	BBB	8.625%	03/01/2019	N/A	131,574
60,000	TransCanada PipeLines Ltd. (Canada)	A–	7.125%	01/15/2019	N/A	77,560
						209,134

	Real Estate Investment Trusts – 2.9%
100,000	Boston Properties, LP	A–	5.875%	10/15/2019	N/A	119,546
100,000	Simon Property Group, LP	A–	10.350%	04/01/2019	N/A	144,609
100,000	Ventas Realty, LP / Ventas Capital Corp.	BBB	4.000%	04/30/2019	01/30/19 @ 100	107,772
						371,927

	Retail – 1.5%
100,000	CVS Caremark Corp.	BBB+	6.600%	03/15/2019	N/A	130,576
50,000	Walgreen Co.	BBB	5.250%	01/15/2019	N/A	59,048
						189,624

	Semiconductors – 0.8%
100,000	Texas Instruments, Inc.	A+	1.650%	08/03/2019	N/A	100,813

	Software – 2.4%
100,000	Microsoft Corp.	AAA	4.200%	06/01/2019	N/A	117,033
150,000	Oracle Corp.	A+	5.000%	07/08/2019	N/A	180,731
						297,764

	Telecommunications – 7.6%
150,000	AT&T, Inc.	A–	5.800%	02/15/2019	N/A	185,204
250,000	Cisco Systems, Inc.	A+	4.950%	02/15/2019	N/A	298,043
100,000	France Telecom SA (France)	A–	5.375%	07/08/2019	N/A	118,163
100,000	Telecom Italia Capital SA (Luxembourg)	BBB	7.175%	06/18/2019	N/A	114,500
100,000	Verizon Communications, Inc.	A–	6.350%	04/01/2019	N/A	127,890
100,000	Vodafone Group PLC (United Kingdom)	A–	5.450%	06/10/2019	N/A	122,471
						966,271

See notes to financial statements.
116 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value

	Transportation – 1.0%
$100,000	United Parcel Service, Inc.	A+	5.125%	04/01/2019	N/A	$121,509

	Total Corporate Bonds – 98.0%
	(Cost $11,910,854)					12,409,330
	Other Assets in excess of Liabilities – 2.0%					251,210

	Net Assets – 100.0%					$12,660,540

BV – Limited Liability Company

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

SA – Corporation

*
Ratings shown are per Standard & Poor’s Rating Group, Moody’s Investor Services, Inc. or Fitch Ratings. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 117

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

BSCK Guggenheim BulletShares 2020 Corporate Bond ETF

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value

	Corporate Bonds – 98.8%
	Advertising – 1.7%
$250,000	Omnicom Group, Inc.	BBB+	4.450%	08/15/2020	N/A	$278,531

	Aerospace & Defense – 4.0%
100,000	Boeing Co.	A	4.875%	02/15/2020	N/A	121,935
200,000	L-3 Communications Corp.	BBB–	4.750%	07/15/2020	N/A	223,927
100,000	Raytheon Co.	A–	3.125%	10/15/2020	N/A	107,533
150,000	United Technologies Corp.	A	4.500%	04/15/2020	N/A	178,360
						631,755

	Agriculture – 1.5%
100,000	Lorillard Tobacco Co.	BBB–	6.875%	05/01/2020	N/A	122,350
100,000	Philip Morris International, Inc.	A	4.500%	03/26/2020	N/A	117,803
						240,153

	Banks – 21.0%
200,000	Bank of America Corp.	A–	5.625%	07/01/2020	N/A	236,495
150,000	Barclays Bank PLC (United Kingdom)	A+	5.125%	01/08/2020	N/A	171,550
100,000	Barclays Bank PLC (United Kingdom)	BBB+	5.140%	10/14/2020	N/A	104,589
150,000	Citigroup, Inc.	A–	5.375%	08/09/2020	N/A	177,296
140,000	Credit Suisse (Switzerland)	BBB+	5.400%	01/14/2020	N/A	157,723
150,000	Goldman Sachs Group, Inc.	A–	5.375%	03/15/2020	N/A	172,063
300,000	Goldman Sachs Group, Inc.	A–	6.000%	06/15/2020	N/A	356,216
250,000	HSBC Bank USA NA	A	4.875%	08/24/2020	N/A	279,682
100,000	HSBC USA, Inc.	A–	5.000%	09/27/2020	N/A	108,595
100,000	JPMorgan Chase & Co.	A	4.950%	03/25/2020	N/A	115,894
150,000	JPMorgan Chase & Co.	A	4.400%	07/22/2020	N/A	168,232
290,000	JPMorgan Chase & Co.	A	4.250%	10/15/2020	N/A	322,485
100,000	Morgan Stanley, Series GMTN	A–	5.500%	01/26/2020	N/A	111,660
250,000	Morgan Stanley	A–	5.500%	07/24/2020	N/A	282,685
150,000	PNC Funding Corp.	A–	5.125%	02/08/2020	N/A	179,729
100,000	Royal Bank of Scotland PLC (United Kingdom)	A	5.625%	08/24/2020	N/A	117,197
250,000	UBS AG, Series BKNT (Switzerland)	A	4.875%	08/04/2020	N/A	292,481
						3,354,572

	Beverages – 5.2%
150,000	Anheuser-Busch InBev Worldwide, Inc.	A	5.375%	01/15/2020	N/A	184,504
130,000	Anheuser-Busch InBev Worldwide, Inc.	A	5.000%	04/15/2020	N/A	157,252
100,000	Coca-Cola Co.	AA–	3.150%	11/15/2020	N/A	110,099
100,000	Diageo Capital PLC (United Kingdom)	A–	4.828%	07/15/2020	N/A	119,086
130,000	PepsiCo, Inc.	A–	4.500%	01/15/2020	N/A	152,560
100,000	PepsiCo, Inc.	A–	3.125%	11/01/2020	N/A	108,485
						831,986

	Biotechnology – 1.1%
100,000	Amgen, Inc.	A+	3.450%	10/01/2020	N/A	106,922
60,000	Life Technologies Corp.	BBB+	6.000%	03/01/2020	N/A	71,713
						178,635

See notes to financial statements.
118 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

BSCK Guggenheim BulletShares 2020 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value

	Chemicals – 2.9%
$150,000	Dow Chemical Co.	BBB	4.250%	11/15/2020	08/15/20 @ 100	$166,454
100,000	El du Pont de Nemours & Co.	A	4.625%	01/15/2020	N/A	117,818
150,000	Potash Corp of Saskatchewan, Inc. (Canada)	A–	4.875%	03/30/2020	N/A	174,441
						458,713

	Commercial Services – 0.7%
100,000	Moody’s Corp.	BBB+	5.500%	09/01/2020	N/A	112,505

	Computers – 0.6%
100,000	Hewlett-Packard Co.	BBB+	3.750%	12/01/2020	N/A	91,657

	Diversified Financial Services – 6.5%
100,000	Aon Corp.	BBB+	5.000%	09/30/2020	N/A	115,646
100,000	Ford Motor Credit Co. LLC	BB+	8.125%	01/15/2020	N/A	127,461
150,000	General Electric Capital Corp.	AA+	5.500%	01/08/2020	N/A	179,602
100,000	General Electric Capital Corp., Series MTN	AA+	4.375%	09/16/2020	N/A	112,345
100,000	Genreal Electric Capital Corp., Series MTN	AA+	5.550%	05/04/2020	N/A	119,320
100,000	International Lease Finance Corp.	BBB–	8.250%	12/15/2020	N/A	116,660
250,000	NASDAQ OMX Group, Inc.	BBB	5.550%	01/15/2020	N/A	271,976
						1,043,010

	Electric – 2.1%
150,000	Constellation Energy Group, Inc.	BBB–	5.150%	12/01/2020	09/01/20 @ 100	174,133
150,000	Pacific Gas & Electric	BBB	3.500%	10/01/2020	07/01/20 @ 100	166,433
						340,566

	Environmental Control – 0.7%
100,000	Waste Management, Inc.	BBB	4.750%	06/30/2020	N/A	115,569

	Food – 3.6%
100,000	Kellogg Co.	BBB+	4.000%	12/15/2020	N/A	112,701
100,000	Kroger Co.	BBB	6.150%	01/15/2020	N/A	123,048
200,000	Mondelez International, Inc.	BBB–	5.375%	02/10/2020	N/A	243,724
100,000	Safeway, Inc.	BBB	3.950%	08/15/2020	N/A	99,791
						579,264

	Health Care Products – 2.1%
100,000	Becton Dickinson and Co.	A	3.250%	11/12/2020	N/A	108,663
100,000	Boston Scientific Corp.	BBB–	6.000%	01/15/2020	N/A	117,950
100,000	Stryker Corp.	A+	4.375%	01/15/2020	N/A	114,024
						340,637

	Health Care Services – 1.4%
100,000	Quest Diagnostics, Inc.	BBB+	4.750%	01/30/2020	N/A	111,657
100,000	WellPoint, Inc.	A–	4.350%	08/15/2020	N/A	111,679
						223,336

	Housewares – 0.7%
100,000	Newell Rubbermaid, Inc.	BBB–	4.700%	08/15/2020	N/A	111,738

	Insurance – 3.3%
100,000	American International Group, Inc.	A–	6.400%	12/15/2020	N/A	122,806
100,000	Hartford Financial Services Group, Inc.	BBB	5.500%	03/30/2020	N/A	114,750
100,000	Prudential Financial, Inc.	A	5.375%	06/21/2020	N/A	117,580

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 119

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

BSCK Guggenheim BulletShares 2020 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value

	Insurance continued
$100,000	Prudential Financial, Inc., Series MTN	A	4.500%	11/15/2020	N/A	$112,176
50,000	Travelers Cos., Inc.	A	3.900%	11/01/2020	N/A	56,793
						524,105

	Internet – 2.7%
100,000	eBay, Inc.	A	3.250%	10/15/2020	07/15/20 @ 100	108,925
100,000	Expedia, Inc.	BBB–	5.950%	08/15/2020	N/A	109,328
200,000	Symantec Corp.	BBB	4.200%	09/15/2020	N/A	211,392
						429,645

	Media – 6.5%
200,000	CBS Corp.	BBB	5.750%	04/15/2020	N/A	240,453
100,000	Comcast Corp.	BBB+	5.150%	03/01/2020	N/A	119,631
50,000	DIRECTV Holdings LLC/DIRECTV Finance Co., Inc.	BBB	5.200%	03/15/2020	N/A	57,068
100,000	Discovery Communications LLC	BBB	5.050%	06/01/2020	N/A	117,608
150,000	NBCUniversal Media LLC	BBB+	5.150%	04/30/2020	N/A	178,820
100,000	Time Warner Cable, Inc.	BBB	5.000%	02/01/2020	N/A	117,063
80,000	Time Warner Cable, Inc.	BBB	4.125%	02/15/2021	11/15/20 @ 100	88,012
100,000	Time Warner, Inc.	BBB	4.875%	03/15/2020	N/A	116,935
						1,035,590

	Mining – 1.8%
120,000	Alcoa, Inc.	BBB–	6.150%	08/15/2020	N/A	131,677
150,000	Rio Tinto Finance USA Ltd. (Australia)	A–	3.500%	11/02/2020	N/A	161,247
						292,924

	Oil & Gas – 6.4%
150,000	BP Capital Markets PLC (United Kingdom)	A	4.500%	10/01/2020	N/A	174,184
50,000	ConocoPhillips	A	6.000%	01/15/2020	N/A	64,223
100,000	Pride International, Inc.	BBB+	6.875%	08/15/2020	N/A	128,098
150,000	Shell International Finance BV (Netherlands)	AA	4.375%	03/25/2020	N/A	176,091
150,000	Total Capital SA (France)	AA–	4.450%	06/24/2020	N/A	175,745
100,000	Transocean, Inc. (Cayman Islands)	BBB–	6.500%	11/15/2020	N/A	120,640
150,000	Valero Energy Corp.	BBB	6.125%	02/01/2020	N/A	182,881
						1,021,862

	Oil & Gas Services – 0.7%
100,000	Weatherford International Ltd. (Bermuda)	BBB	5.125%	09/15/2020	N/A	105,595

	Pharmaceuticals – 3.6%
250,000	Cardinal Health, Inc.	A–	4.625%	12/15/2020	N/A	286,836
250,000	Novartis Capital Corp.	AA–	4.400%	04/24/2020	N/A	294,658
						581,494

	Pipelines – 5.6%
100,000	Enterprise Products Operating LLC	BBB	5.200%	09/01/2020	N/A	119,423
250,000	Kinder Morgan Energy Partners, LP	BBB	6.850%	02/15/2020	N/A	315,902
100,000	Kinder Morgan Energy Partners, LP	BBB	5.300%	09/15/2020	N/A	117,581
150,000	TransCanada PipeLines Ltd. (Canada)	A–	3.800%	10/01/2020	N/A	169,678
150,000	Williams Partners, LP	BBB	5.250%	03/15/2020	N/A	174,780
						897,364

See notes to financial statements.
120 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

BSCK Guggenheim BulletShares 2020 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value

	Real Estate Investment Trusts – 5.4%
$150,000	Boston Properties, LP	A–	5.625%	11/15/2020	08/15/20 @ 100	$180,218
100,000	Digital Realty Trust, LP	BBB	5.875%	02/01/2020	N/A	116,073
100,000	ERP Operating, LP	BBB+	4.750%	07/15/2020	04/15/20 @ 100	113,058
250,000	ProLogis, LP	BBB–	6.875%	03/15/2020	12/16/19 @ 100	304,120
120,000	Simon Property Group, LP	A–	5.650%	02/01/2020	11/01/19 @ 100	144,875
						858,344

	Retail – 4.6%
100,000	Autozone, Inc.	BBB	4.000%	11/15/2020	08/15/20 @ 100	109,756
50,000	Home Depot, Inc.	A–	3.950%	09/15/2020	06/15/20 @ 100	57,335
100,000	Lowe’s Companies, Inc.	A–	4.625%	04/15/2020	10/15/19 @ 100	116,905
100,000	Target Corp.	A+	3.875%	07/15/2020	N/A	114,688
150,000	Wal-Mart Stores, Inc.	AA	3.625%	07/08/2020	N/A	168,312
150,000	Wal-Mart Stores, Inc.	AA	3.250%	10/25/2020	N/A	165,219
						732,215

	Software – 0.7%
100,000	Adobe Systems, Inc.	BBB+	4.750%	02/01/2020	N/A	112,693

	Telecommunications – 1.7%
150,000	Cisco Systems, Inc.	A+	4.450%	01/15/2020	N/A	175,752
90,000	Telefonica Emisiones SAU (Spain)	BBB	5.134%	04/27/2020	N/A	90,450
						266,202

	Total Corporate Bonds – 98.8%
	(Cost $15,166,039)					15,790,660
	Other Assets in excess of Liabilities – 1.2%					191,283

	Net Assets – 100.0%					$15,981,943

AG – Stock Corporation

BV – Limited Liability Company

LLC – Limited Liability Company

LP – Limited Partnership

N/A- Not Applicable

PLC – Public Limited Company

SA – Corporation

SAU – Incorporated with Limited Liability

*
Ratings shown are per Standard & Poor’s Rating Group, Moody’s Investor Services, Inc. or Fitch Ratings. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 121

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

BSJC Guggenheim BulletShares 2012 High Yield Corporate Bond ETF

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value

	Corporate Bonds – 16.1%
	Aerospace & Defense – 1.5%
$1,000,000	Sequa Corp.(a)	CCC+	11.750%	12/01/2015	12/01/13 @ 100	$1,037,500

	Airlines – 1.0%
700,000	Air Canada (Canada)(a)	B+	9.250%	08/01/2015	08/01/13 @ 105	731,500

	Chemicals – 1.4%
1,000,000	Momentive Performance Materials, Inc.	CC	12.500%	06/15/2014	12/15/13 @ 100	1,037,500

	Commercial Services – 1.4%
950,000	Laureate Education, Inc.(a)	CCC+	12.750%	08/15/2017	08/15/13 @ 104	1,011,750

	Diversified Financial Services – 3.2%
2,000,000	E*TRADE Financial Corp.	B–	12.500%	11/30/2017	N/A	2,250,700

	Health Care Products – 1.0%
700,000	Bausch & Lomb, Inc.	B	9.875%	11/01/2015	11/01/13 @ 100	721,000

	Leisure Time – 0.6%
400,000	Easton-Bell Sports, Inc.	B–	9.750%	12/01/2016	12/01/13 @ 105	431,504

	Office & Business Equipment – 2.6%
1,750,000	CDW, LLC / CDW Finance Corp.	CCC+	12.535%	10/12/2017	10/15/13 @ 103	1,881,250

	Packaging & Containers – 1.5%
1,000,000	Berry Plastics Corp.	B+	8.250%	11/15/2015	11/15/13 @ 102	1,047,500

	Retail – 1.5%
1,000,000	Michaels Stores, Inc.	CCC+	11.375%	11/01/2016	11/01/13 @ 102	1,048,750

	Software – 0.4%
250,000	JDA Software Group, Inc.	BB–	8.000%	12/15/2014	12/15/13 @ 100	261,875

	Total Corporate Bonds – 16.1%
	(Cost $11,314,902)					11,460,829

	U.S Treasury Security – 86.4%
61,600,000	U.S. Treasury Bill(b)
	(Cost $61,595,820)	NR	0.000%	12/27/2012		61,595,811

	Total Investments – 102.5%
	(Cost $72,910,722)					73,056,640
	Liabilities in excess of Other Assets – (2.5%)					(1,792,326)

	Net Assets – 100.0%					$71,264,314

LLC – Limited Liability Company

N/A – Not Applicable

*
Ratings shown are per Standard & Poor’s Rating Group, Moody’s Investor Services, Inc. or Fitch Ratings. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. Although not rated, U.S. Treasury Securities have an implied rating of AA+/Aaa. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2012, these securities amounted to $2,780,750, which represents 3.9% of net assets.

(b)	Zero coupon bond.

See notes to financial statements.
122 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

BSJD Guggenheim BulletShares 2013 High Yield Corporate Bond ETF

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value

	Long-Term Investments – 97.8%
	Corporate Bonds – 97.8%
	Advertising – 0.6%
$1,000,000	MDC Partners, Inc. (Canada)	B	11.000%	11/01/2016	11/01/13 @ 106	$1,102,500

	Aerospace & Defense – 0.5%
1,000,000	Spirit Aerosystems, Inc.	BB–	7.500%	10/01/2017	10/01/13 @ 104	1,075,000

	Airlines – 0.6%
1,012,000	United Air Lines, Inc.(a)	BB–	9.875%	08/01/2013	02/01/13 @ 100	1,028,445
100,000	United Air Lines, Inc.(a)	B	12.000%	11/01/2013	02/01/13 @ 100	101,625
						1,130,070

	Apparel – 1.6%
2,882,000	Hanesbrands, Inc.	BB–	8.000%	12/15/2016	12/15/13 @ 104	3,206,254

	Auto Parts & Equipment – 0.2%
400,000	TRW Automotive, Inc.(a)	BB	8.875%	12/01/2017	12/01/13 @ 104	442,000

	Banks – 2.4%
4,100,000	Ally Financial, Inc.	B+	7.500%	12/31/2013	N/A	4,351,125
400,000	Synovus Financial Corp.	B–	4.875%	02/15/2013	N/A	402,000
						4,753,125

	Beverages – 0.8%
1,500,000	Cott Beverages, Inc.	B+	8.375%	11/15/2017	11/15/13 @ 104	1,638,750

	Chemicals – 0.6%
1,125,000	NOVA Chemicals Corp. (Canada)	BB+	8.375%	11/01/2016	11/01/13 @ 104	1,237,500

	Coal – 1.6%
1,000,000	Arch Coal, Inc.(b)	B–	8.750%	08/01/2016	08/01/13 @ 104	1,015,000
1,920,000	Cloud Peak Energy Resources, LLC / Cloud Peak Energy Finance Corp.	BB–	8.250%	12/15/2017	12/15/13 @ 104	2,073,600
						3,088,600

	Commercial Services – 1.0%
1,225,000	Corrections Corp. of America	BB	7.750%	06/01/2017	06/01/13 @ 104	1,311,516
625,000	Geo Group, Inc.	B+	7.750%	10/15/2017	10/15/13 @ 104	678,125
						1,989,641

	Diversified Financial Services – 3.4%
300,000	International Lease Finance Corp., Series MTN	BBB–	5.250%	01/10/2013	N/A	301,335
650,000	International Lease Finance Corp.	BBB–	6.375%	03/25/2013	N/A	659,750
660,000	International Lease Finance Corp., Series MTN	BBB–	5.625%	09/20/2013	N/A	680,625
3,525,000	National Money Mart Co. (Canada)	B+	10.375%	12/15/2016	12/15/13 @ 105	3,921,563
1,000,000	Springleaf Finance Corp., Series MTN(b)	CCC	5.850%	06/01/2013	N/A	1,008,750
						6,572,023

	Electric – 3.3%
6,000,000	Calpine Construction Finance Co., LP / CCFC Finance Corp.(a)	BB	8.000%	06/01/2016	06/01/13 @ 104	6,435,000

	Entertainment – 2.1%
2,610,000	Pinnacle Entertainment, Inc.	BB–	8.625%	08/01/2017	08/01/13 @ 104	2,828,587
500,000	Speedway Motorsports, Inc.	BB	8.750%	06/01/2016	06/01/13 @ 104	537,500
700,000	Yonkers Racing Corp.(a)	B+	11.375%	07/15/2016	07/15/13 @ 106	757,750
						4,123,837

	Food – 1.6%
2,825,000	Ingles Markets, Inc.	BB–	8.875%	05/15/2017	05/15/13 @ 104	3,043,937

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 123

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

BSJD Guggenheim BulletShares 2013 High Yield Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value

	Forest Products & Paper – 1.0%
$1,750,000	Boise Paper Holdings, LLC / Boise Finance Co.	BB	9.000%	11/01/2017	11/01/13 @ 105	$1,916,250

	Health Care Services – 3.9%
1,625,000	American Renal Holdings Co., Inc.	B	8.375%	05/15/2018	05/15/13 @ 104	1,726,563
2,650,000	HCA, Inc.	B–	6.250%	02/15/2013	N/A	2,679,812
3,150,000	HCA, Inc.	B–	6.750%	07/15/2013	N/A	3,260,250
						7,666,625

	Holding Companies-Diversified – 1.9%
1,800,000	Leucadia National Corp.(b)	BB+	7.000%	08/15/2013	N/A	1,876,500
1,650,000	Susser Holdings, LLC / Susser Finance Corp.	B+	8.500%	05/15/2016	05/15/13 @ 104	1,773,750
						3,650,250

	Household Products & Housewares – 0.9%
1,715,000	Jarden Corp.	BB–	8.000%	05/01/2016	05/01/13 @ 104	1,835,050

	Iron & Steel – 0.1%
125,000	Commercial Metals Co.	BB+	5.625%	11/15/2013	N/A	129,375

	Leisure Time – 0.7%
1,215,000	NCL Corp. Ltd. (Bermuda)	BB	11.750%	11/15/2016	11/15/13 @ 106	1,385,100

	Lodging – 12.7%
11,950,000	Caesars Entertainment Operating Co., Inc.	B	11.250%	06/01/2017	06/01/13 @ 106	12,898,531
2,500,000	MGM Resorts International	B–	6.750%	04/01/2013	N/A	2,553,125
4,835,000	MGM Resorts International	B+	13.000%	11/15/2013	N/A	5,391,025
3,600,000	MGM Resorts International	B+	11.125%	11/15/2017	05/15/13 @ 106	3,969,000
						24,811,681

	Machinery-Diversified – 3.3%
6,125,000	Case New Holland, Inc.	BB+	7.750%	09/01/2013	N/A	6,415,937

	Media – 11.2%
6,100,000	CCO Holdings, LLC / CCO Holdings Capital Corp.	BB–	7.250%	10/30/2017	10/30/13 @ 105	6,687,125
5,465,000	CCO Holdings, LLC / CCO Holdings Capital Corp.	BB–	7.875%	04/30/2018	04/30/13 @ 106	5,929,525
2,900,000	DISH DBS Corp.	BB–	7.000%	10/01/2013	N/A	3,030,500
800,000	Liberty Media, LLC	BB	5.700%	05/15/2013	N/A	817,000
3,000,000	Sinclair Television Group, Inc.(a)	BB	9.250%	11/01/2017	11/01/13 @ 105	3,315,000
2,100,000	Videotron Ltee (Canada)	BB	9.125%	04/15/2018	04/15/13 @ 105	2,252,250
						22,031,400

	Mining – 3.4%
6,000,000	Novelis, Inc. (Canada)	B	8.375%	12/15/2017	12/15/13 @ 106	6,630,000

	Oil & Gas – 10.3%
2,875,000	Antero Resources Finance Corp.	B+	9.375%	12/01/2017	12/01/13 @ 105	3,176,875
1,850,000	Bill Barrett Corp.	BB–	9.875%	07/15/2016	07/15/13 @ 105	2,035,000
2,600,000	Chesapeake Energy Corp.(b)	BB–	7.625%	07/15/2013	N/A	2,697,500
2,190,000	Denbury Resources, Inc.	BB	9.750%	03/01/2016	03/01/13 @ 105	2,337,825
1,300,000	Encore Acquisition Co.	BB	9.500%	05/01/2016	05/01/13 @ 105	1,400,750
570,000	HollyFrontier Corp.	BB+	9.875%	06/15/2017	06/15/13 @ 105	624,863
2,525,000	Plains Exploration & Production Co.	BB–	7.625%	06/01/2018	06/01/13 @ 104	2,689,125
1,500,000	Quicksilver Resources, Inc.	CCC+	11.750%	01/01/2016	07/01/13 @ 106	1,496,250
1,750,000	Range Resources Corp.	BB	7.250%	05/01/2018	05/01/13 @ 104	1,846,250
1,700,000	Western Refining, Inc.(a)	BB	11.250%	06/15/2017	06/15/13 @ 106	1,874,250
						20,178,688

See notes to financial statements.
124 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

BSJD Guggenheim BulletShares 2013 High Yield Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value

	Oil & Gas Services – 0.1%
$250,000	Cie Generale de Geophysique – Veritas (France)	BB–	9.500%	05/15/2016	05/15/13 @ 105	$270,000

	Packaging & Containers – 2.9%
1,750,000	Ball Corp.	BB+	7.125%	09/01/2016	09/01/13 @ 104	1,890,000
1,835,000	Crown Americas, LLC / Crown Americas Capital Corp. II	BB	7.625%	05/15/2017	05/15/13 @ 104	1,956,569
1,650,000	Graphic Packaging International, Inc.	BB+	9.500%	06/15/2017	06/15/13 @ 105	1,800,562
						5,647,131

	Pipelines – 2.0%
3,000,000	Atlas Pipeline Partners, LP / Atlas Pipeline Finance Corp.	B	8.750%	06/15/2018	06/15/13 @ 104	3,217,500
650,000	Regency Energy Partners, LP / Regency Energy Finance Corp.	BB	9.375%	06/01/2016	06/01/13 @ 105	702,000
						3,919,500

	Real Estate – 6.2%
1,800,000	CBRE Services, Inc.	B+	11.625%	06/15/2017	06/15/13 @ 106	1,995,750
5,800,000	Toys “R” US Property Co. I, LLC	B+	10.750%	07/15/2017	07/15/13 @ 105	6,351,000
3,625,000	Toys “R” US Property Co. II, LLC	B+	8.500%	12/01/2017	12/01/13 @ 104	3,887,813
						12,234,563

	Real Estate Investment Trusts – 2.9%
3,675,000	DuPont Fabros Technology, LP	BB	8.500%	12/15/2017	12/15/13 @ 104	4,051,687
1,300,000	Host Hotels & Resorts, LP	BB+	9.000%	05/15/2017	05/15/13 @ 105	1,405,625
200,000	iStar Financial, Inc.	B+	8.625%	06/01/2013	N/A	208,500
100,000	iStar Financial, Inc., Series B	B+	5.950%	10/15/2013	N/A	103,000
						5,768,812

	Retail – 1.8%
500,000	New Albertsons, Inc.	B–	7.250%	05/01/2013	N/A	497,500
289,000	Office Depot, Inc.	CCC+	6.250%	08/15/2013	N/A	296,228
2,600,000	Rite Aid Corp.	B+	9.750%	06/12/2016	06/12/13 @ 105	2,834,000
						3,627,728

	Savings & Loans – 0.6%
1,100,000	Amsouth Bank, Series AI	BBB–	4.850%	04/01/2013	N/A	1,117,281

	Semiconductors – 0.3%
600,000	Advanced Micro Devices, Inc.(b)	BB–	8.125%	12/15/2017	12/15/13 @ 104	562,500

	Software – 0.9%
1,550,000	Fidelity National Information Services, Inc.	BB+	7.625%	07/15/2017	07/15/13 @ 106	1,697,250

	Telecommunications – 9.6%
3,030,000	Crown Castle International Corp.	B–	9.000%	01/15/2015	01/15/14 @ 100	3,230,738
2,850,000	Frontier Communications Corp.	BB	6.250%	01/15/2013	N/A	2,871,375
1,850,000	GeoEye, Inc.	B	9.625%	10/01/2015	10/01/13 @ 105	2,062,750
3,100,000	NII Capital Corp.(b)	B–	10.000%	08/15/2016	08/15/13 @ 105	2,650,500
1,950,000	PAETEC Holding Corp.	BB–	8.875%	06/30/2017	06/30/13 @ 104	2,110,875
925,000	Telesat Canada / Telesat, LLC (Canada)	B–	12.500%	11/01/2017	05/01/13 @ 106	1,017,500
4,600,000	Windstream Corp.	B	8.125%	08/01/2013	N/A	4,807,000
						18,750,738

	Transportation – 0.8%
1,500,000	Commercial Barge Line Co.	BB–	12.500%	07/15/2017	07/15/13 @ 106	1,661,295

	Total Corporate Bonds – 97.8%
	(Cost $190,084,880)					191,745,391

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 125

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

BSJD Guggenheim BulletShares 2013 High Yield Corporate Bond ETF continued

Number
of Shares	Description	Value

	Investments of Collateral for Securities Loaned – 1.5%
2,975,308	BNY Mellon Securities Lending Overnight Fund, 0.2159%(c) (d)
	(Cost $2,975,308)	$2,975,308

	Total Investments – 99.3%
	(Cost $193,060,188)	194,720,699
	Other Assets in excess of Liabilities – 0.7%	1,220,516

	Net Assets – 100.0%	$195,941,215

LLC – Limited Liability Company

LP – Limited Partnership

N/A- Not Applicable

*
Ratings shown are per Standard & Poor’s Rating Group, Moody’s Investor Services, Inc. or Fitch Ratings. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2012 these securities amounted to $13,954,070, which represents 7.1% of net assets.

(b)	Security, or portion thereof, was on loan at November 30, 2012.

(c)	At November 30, 2012, the total market value of the Fund’s securities on loan was $2,900,248 and the total market value of the collateral held by the Fund was $2,975,308.

(d)	Interest rate shown reflects yield as of November 30, 2012.

See notes to financial statements.
126 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

BSJE Guggenheim BulletShares 2014 High Yield Corporate Bond ETF

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value

	Corporate Bonds – 97.5%
	Advertising – 1.0%
$300,000	Lamar Media Corp.	BB+	9.750%	04/01/2014	N/A	$331,500
1,300,000	Lamar Media Corp.(a)	BB–	7.875%	04/15/2018	04/15/14 @ 104	1,441,375
						1,772,875

	Aerospace & Defense – 4.8%
750,000	Kratos Defense & Security Solutions, Inc.	B	10.000%	06/01/2017	06/01/14 @ 105	821,250
6,765,000	TransDigm, Inc.	B–	7.750%	12/15/2018	12/15/14 @ 104	7,509,150
400,000	Triumph Group, Inc.	B+	8.625%	07/15/2018	07/15/14 @ 104	448,000
						8,778,400

	Auto Parts & Equipment – 1.2%
300,000	Affinia Group, Inc.	CCC+	9.000%	11/30/2014	01/04/13 @ 100	301,500
1,220,000	Lear Corp.	BB	7.875%	03/15/2018	03/15/14 @ 104	1,332,850
437,000	Meritor, Inc.	B–	10.625%	03/15/2018	03/15/14 @ 105	455,573
100,000	TRW Automotive, Inc.(b)	BB	7.000%	03/15/2014	N/A	106,250
						2,196,173

	Banks – 8.0%
3,050,000	Ally Financial, Inc.	B+	4.500%	02/11/2014	N/A	3,145,312
2,250,000	Ally Financial, Inc.	B+	6.750%	12/01/2014	N/A	2,430,826
2,850,000	Ally Financial, Inc., Series 8	B+	6.750%	12/01/2014	N/A	3,092,250
5,625,000	CIT Group, Inc.(b)	BB–	5.250%	04/01/2014	N/A	5,850,000
						14,518,388

	Beverages – 2.4%
2,270,000	Constellation Brands, Inc.	BB+	8.375%	12/15/2014	N/A	2,548,075
1,600,000	Cott Beverages, Inc.	B+	8.125%	09/01/2018	09/01/14 @ 104	1,776,000
						4,324,075

	Chemicals – 4.0%
2,500,000	Celanese US Holdings, LLC	BB	6.625%	10/15/2018	10/15/14 @ 103	2,756,250
1,350,000	Georgia Gulf Corp.(b)	BB	9.000%	01/15/2017	01/15/14 @ 105	1,512,000
1,000,000	Momentive Performance Materials, Inc.	CC	12.500%	06/15/2014	12/15/13 @ 100	1,037,500
1,758,000	NOVA Chemicals Corp. (Canada)	BB+	8.625%	11/01/2019	11/01/14 @ 104	2,012,910
						7,318,660

	Coal – 0.7%
1,250,000	Cloud Peak Energy Resources, LLC / Cloud Peak Energy Finance Corp.	BB–	8.500%	12/15/2019	12/15/14 @ 104	1,362,500

	Commercial Services – 7.2%
1,300,000	Cardtronics, Inc.	BB	8.250%	09/01/2018	09/01/14 @ 104	1,456,000
500,000	Deluxe Corp., Series B	B	5.125%	10/01/2014	N/A	523,125
3,066,000	Interactive Data Corp.	B	10.250%	08/01/2018	08/01/14 @ 105	3,449,250
2,050,000	Iron Mountain, Inc.	B+	8.375%	08/15/2021	08/15/14 @ 104	2,275,500
700,000	RR Donnelley & Sons Co.	BB	4.950%	04/01/2014	N/A	715,750
740,000	Service Corp. International	BB–	7.000%	05/15/2019	11/15/14 @ 104	814,000
800,000	TransUnion, LLC / TransUnion Financing Corp.	B–	11.375%	06/15/2018	06/15/14 @ 106	932,000
500,000	United Rentals North America, Inc.	B+	10.250%	11/15/2019	11/15/14 @ 105	582,500
2,050,000	United Rentals North America, Inc.	B+	9.250%	12/15/2019	12/15/14 @ 105	2,342,125
						13,090,250

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 127

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

BSJE Guggenheim BulletShares 2014 High Yield Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value

	Computers – 0.8%
$900,000	Stream Global Services, Inc.	B+	11.250%	10/01/2014	10/01/13 @ 100	$949,500
525,000	SunGard Data Systems, Inc.	BB	4.875%	01/15/2014	N/A	542,063
						1,491,563

	Diversified Financial Services – 1.2%
1,900,000	Aircastle Ltd. (Bermuda)	BB+	9.750%	08/01/2018	08/01/14 @ 105	2,156,500

	Electric – 2.1%
2,665,000	AES Corp.	BB–	7.750%	03/01/2014	N/A	2,861,544
900,000	CMS Energy Corp.	BB+	2.750%	05/15/2014	N/A	917,922
						3,779,466

	Electronics – 1.2%
1,850,000	NXP BV / NXP Funding, LLC (Netherlands)(b)	B+	9.750%	08/01/2018	08/01/14 @ 105	2,150,625

	Entertainment – 7.1%
1,851,000	American Casino & Entertainment Properties, LLC / ACEP Finance Corp.	B+	11.000%	06/15/2014	06/15/13 @ 100	1,912,314
2,300,000	Cinemark USA, Inc.	BB–	8.625%	06/15/2019	06/15/14 @ 104	2,553,000
1,450,000	Penn National Gaming, Inc.	BB	8.750%	08/15/2019	08/15/14 @ 104	1,662,063
2,000,000	Regal Cinemas Corp.	B–	8.625%	07/15/2019	07/15/14 @ 104	2,205,000
2,150,000	Regal Entertainment Group(a)	B–	9.125%	08/15/2018	08/15/14 @ 105	2,391,875
1,900,000	Scientific Games International, Inc.	BB–	9.250%	06/15/2019	06/15/14 @ 105	2,123,250
						12,847,502

	Food – 0.9%
800,000	JBS USA, LLC / JBS USA Finance, Inc.	BB	11.625%	05/01/2014	N/A	903,000
750,000	TreeHouse Foods, Inc.	BB–	7.750%	03/01/2018	03/01/14 @ 104	823,125
						1,726,125

	Forest Products & Paper – 1.0%
1,624,000	Resolute Forest Products	BB	10.250%	10/15/2018	10/15/14 @ 105	1,863,540

	Health Care Services – 9.7%
2,900,000	Apria Healthcare Group, Inc.	BB	11.250%	11/01/2014	11/01/13 @ 100	3,005,125
1,600,000	Apria Healthcare Group, Inc.(a)	B	12.375%	11/01/2014	11/01/13 @ 100	1,576,000
2,200,000	HCA, Inc.	B–	5.750%	03/15/2014	N/A	2,310,000
3,400,000	HCA, Inc.	BB	8.500%	04/15/2019	04/15/14 @ 104	3,833,500
2,450,000	Tenet Healthcare Corp.	B+	10.000%	05/01/2018	05/01/14 @ 105	2,805,250
3,700,000	Tenet Healthcare Corp.	B+	8.875%	07/01/2019	07/01/14 @ 104	4,162,500
						17,692,375

	Home Builders – 0.2%
422,000	Lennar Corp., Series B	B+	5.500%	09/01/2014	N/A	447,320

	Home Furnishings – 0.3%
500,000	Sealy Mattress Co.(a)	CCC+	8.250%	06/15/2014	01/04/13 @ 100	502,505

	Household Products & Housewares – 1.4%
2,300,000	Spectrum Brands, Inc.	B	9.500%	06/15/2018	06/15/14 @ 105	2,630,625

	Internet – 2.0%
3,375,000	Equinix, Inc.	BB–	8.125%	03/01/2018	03/01/14 @ 104	3,725,156

	Lodging – 3.6%
500,000	Boyd Gaming Corp.	CCC+	6.750%	04/15/2014	01/04/13 @ 100	500,000
2,200,000	MGM Resorts International	B–	5.875%	02/27/2014	N/A	2,299,000
2,300,000	MGM Resorts International	B+	10.375%	05/15/2014	N/A	2,581,750

See notes to financial statements.
128 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

BSJE Guggenheim BulletShares 2014 High Yield Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value

	Lodging continued
$750,000	MGM Resorts International	B+	9.000%	03/15/2020	03/15/14 @ 105	$838,125
350,000	Starwood Hotels & Resorts Worldwide, Inc.	BBB	7.875%	10/15/2014	N/A	392,205
						6,611,080

	Machinery-Diversified – 0.6%
1,000,000	Manitowoc Co., Inc.	B+	9.500%	02/15/2018	02/15/14 @ 105	1,122,500

	Media – 2.5%
4,050,000	DISH DBS Corp.	BB–	6.625%	10/01/2014	N/A	4,384,125
200,000	Nielsen Finance, LLC / Nielsen Finance Co.	BB–	11.625%	02/01/2014	N/A	223,750
						4,607,875

	Metal Fabricate & Hardware – 0.3%
600,000	Severstal Columbus, LLC	B	10.250%	02/15/2018	02/15/14 @ 105	628,500

	Mining – 1.5%
1,700,000	Century Aluminum Co.	B	8.000%	05/15/2014	05/15/13 @ 100	1,731,875
1,000,000	Vedanta Resources PLC (United Kingdom)(a) (b)	BB	8.750%	01/15/2014	N/A	1,058,000
						2,789,875

	Miscellaneous Manufacturing – 0.9%
1,400,000	SPX Corp.	BB+	7.625%	12/15/2014	N/A	1,547,000

	Oil & Gas – 7.5%
350,000	Citgo Petroleum Corp.(b)	BB+	11.500%	07/01/2017	07/01/14 @ 106	407,313
1,600,000	Continental Resources, Inc.	BB+	8.250%	10/01/2019	10/01/14 @ 104	1,808,000
2,550,000	Energy XXI Gulf Coast, Inc.	B+	9.250%	12/15/2017	12/15/14 @ 105	2,887,875
1,550,000	Forest Oil Corp.	B–	8.500%	02/15/2014	N/A	1,666,250
750,000	McMoRan Exploration Co.(a)	B–	11.875%	11/15/2014	11/15/13 @ 100	759,375
350,000	Petrohawk Energy Corp.	BBB+	10.500%	08/01/2014	02/01/13 @ 105	374,642
1,760,000	Plains Exploration & Production Co.	BB–	8.625%	10/15/2019	10/15/14 @ 104	1,971,200
1,365,000	Range Resources Corp.	BB	8.000%	05/15/2019	05/15/14 @ 104	1,508,325
1,340,000	Tesoro Corp.(a)	BB+	9.750%	06/01/2019	06/01/14 @ 105	1,547,700
625,000	Whiting Petroleum Corp.	BB+	7.000%	02/01/2014	N/A	664,062
						13,594,742

	Oil & Gas Services – 0.1%
240,000	Seitel, Inc.	B	9.750%	02/15/2014	02/15/13 @ 100	243,000

	Packaging & Containers – 1.3%
1,300,000	Ball Corp.	BB+	7.375%	09/01/2019	09/01/14 @ 104	1,452,750
800,000	Graphic Packaging International	BB+	7.875%	10/01/2018	10/01/14 @ 104	888,000
						2,340,750

	Pharmaceuticals – 1.4%
2,200,000	Mylan, Inc.(b)	Baa3	7.625%	07/15/2017	07/15/14 @ 104	2,483,250

	Pipelines – 4.0%
3,750,000	Crosstex Energy, LP / Crosstex Energy Finance Corp.	B+	8.875%	02/15/2018	02/15/14 @ 104	4,087,500
500,000	El Paso, LLC(a)	BB	6.875%	06/15/2014	N/A	539,386
2,500,000	Regency Energy Partners, LP / Regency Energy Finance Corp.	BB	6.875%	12/01/2018	12/01/14 @ 103	2,725,000
						7,351,886

	Real Estate – 2.0%
3,350,000	Atlantic Finance Ltd. (Jersey)(b)	B+	10.750%	05/27/2014	N/A	3,609,390

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 129

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

BSJE Guggenheim BulletShares 2014 High Yield Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value

	Real Estate Investment Trusts – 2.1%
$2,400,000	Felcor Lodging, LP	B–	10.000%	10/01/2014	N/A	$2,727,000
1,000,000	iStar Financial, Inc., Series B	B+	5.700%	03/01/2014	N/A	1,030,000
						3,757,000

	Retail – 3.2%
3,400,000	Burger King Corp.	B	9.875%	10/15/2018	10/15/14 @ 105	3,935,500
558,000	CKE Restaurants, Inc.	B–	11.375%	07/15/2018	07/15/14 @ 106	647,978
40,000	Express, LLC / Express Finance Corp.	BB	8.750%	03/01/2018	03/01/14 @ 104	43,450
1,000,000	Rite Aid Corp.	B–	10.250%	10/15/2019	10/15/14 @ 105	1,135,000
						5,761,928

	Semiconductors – 3.8%
490,000	Freescale Semiconductor, Inc.	CCC+	8.875%	12/15/2014	01/04/13 @ 100	493,675
5,900,000	Freescale Semiconductor, Inc.(b)	B	9.250%	04/15/2018	04/15/14 @ 105	6,379,375
						6,873,050

	Software – 1.4%
1,400,000	Fidelity National Information Services, Inc.	BB+	7.875%	07/15/2020	07/15/14 @ 106	1,582,000
770,000	IMS Health, Inc.(b)	B	12.500%	03/01/2018	03/01/15 @ 106	914,375
						2,496,375

	Telecommunications – 4.1%
2,500,000	Crown Castle International Corp.	B–	7.125%	11/01/2019	11/01/14 @ 104	2,768,750
27,000	Frontier Communications Corp.	BB	8.250%	05/01/2014	N/A	29,430
2,204,000	Virgin Media Finance PLC (United Kingdom)	BB–	8.375%	10/15/2019	10/15/14 @ 104	2,534,600
1,900,000	Windstream Corp.	B	8.125%	09/01/2018	09/01/14 @ 104	2,071,000
						7,403,780

	Total Corporate Bonds – 97.5%
	(Cost $174,127,858)					177,596,604

See notes to financial statements.
130 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

BSJE Guggenheim BulletShares 2014 High Yield Corporate Bond ETF continued

Number
of Shares	Description	Value

	Exchange Traded Fund – 0.4%
16,000	SPDR Barclays High Yield Bond ETF
	(Cost $640,495)	$648,960

	Total Long-Term Investments – 97.9%
	(Cost $174,768,353)	178,245,564

	Investments of Collateral for Securities Loaned – 2.0%
3,695,350	BNY Mellon Securities Lending Overnight Fund, 0.2159%(c) (d)
	(Cost $3,695,350)	3,695,350

	Total Investments – 99.9%
	(Cost $178,463,703)	181,940,914
	Other Assets in excess of Liabilities – 0.1%	174,395

	Net Assets – 100.0%	$182,115,309

BV – Limited Liability Company

LLC – Limited Liability Company

LP – Limited Partnership

N/A- Not Applicable

PLC – Public Limited Company

*
Ratings shown are per Standard & Poor’s Rating Group, Moody’s Investor Services, Inc. or Fitch Ratings. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

(a)	Security, or portion thereof, was on loan at November 30, 2012.

(b)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2012, these securities amounted to $24,470,578, which represents 13.4% of net assets.

(c)	At November 30, 2012, the total market value of the Fund’s securities on loan was $3,611,895 and the total market value of the collateral held by the Fund was $3,695,350.

(d)	Interest rate shown reflects yield as of November 30, 2012.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT |131

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

BSJF Guggenheim BulletShares 2015 High Yield Corporate Bond ETF

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value

	Corporate Bonds – 98.2%
	Advertising – 0.1%
$500,000	Affinion Group, Inc.	CCC+	11.500%	10/15/2015	10/15/13 @ 100	$407,500

	Aerospace & Defense – 3.4%
5,330,000	B/E Aerospace, Inc.	BB	6.875%	10/01/2020	10/01/15 @ 103	5,969,600
2,500,000	DAE Aviation Holdings, Inc.(a)	CCC	11.250%	08/01/2015	08/01/13 @ 100	2,581,250
2,000,000	Esterline Technologies Corp.	BB	7.000%	08/01/2020	08/01/15 @ 104	2,230,000
450,000	Sequa Corp.(a)	CCC+	11.750%	12/01/2015	12/01/13 @ 100	466,875
						11,247,725

	Agriculture – 0.5%
1,500,000	Vector Group Ltd.	Ba3	11.000%	08/15/2015	08/15/13 @ 102	1,569,375

	Airlines – 3.3%
4,200,000	Air Canada (Canada)(a)	B+	9.250%	08/01/2015	08/01/13 @ 105	4,389,000
6,200,000	Continental Airlines, Inc.(a)	BB–	6.750%	09/15/2015	09/15/13 @ 103	6,533,250
						10,922,250

	Apparel – 0.5%
1,750,000	Quiksilver, Inc.(b)	CCC	6.875%	04/15/2015	04/15/13 @ 100	1,725,937

	Auto Parts & Equipment – 1.1%
2,510,000	Lear Corp.	BB	8.125%	03/15/2020	03/15/15 @ 104	2,817,475
700,000	Meritor, Inc.(b)	B–	8.125%	09/15/2015	N/A	745,500
						3,562,975

	Banks – 8.9%
8,950,000	Ally Financial, Inc.	B+	8.300%	02/12/2015	N/A	10,024,000
5,685,000	Ally Financial, Inc.	B+	4.625%	06/26/2015	N/A	5,930,188
11,000,000	CIT Group, Inc.(a)	BB–	4.750%	02/15/2015	N/A	11,467,500
100,000	Royal Bank of Scotland Group PLC (United Kingdom)	BB+	5.050%	01/08/2015	N/A	103,742
2,000,000	Zions Bancorporation	BB+	6.000%	09/15/2015	N/A	2,121,548
						29,646,978

	Building Materials – 1.0%
2,325,000	Building Materials Corp. of America(a)	BB+	7.500%	03/15/2020	03/15/15 @ 104	2,557,500
741,000	Lafarge SA (France)(a)	BB+	6.200%	07/09/2015	N/A	778,050
						3,335,550

	Chemicals – 2.9%
2,500,000	Huntsman International, LLC	B+	8.625%	03/15/2020	03/15/15 @ 104	2,812,500
4,350,000	Ineos Finance PLC (United Kingdom)(a)	B+	9.000%	05/15/2015	05/15/13 @ 105	4,659,720
2,000,000	PolyOne Corp.	B+	7.375%	09/15/2020	09/15/15 @ 104	2,180,000
						9,652,220

	Coal – 2.9%
7,825,000	CONSOL Energy, Inc.	BB	8.250%	04/01/2020	04/01/15 @ 104	8,392,312
1,200,000	Murray Energy Corp.(a)	B	10.250%	10/15/2015	12/15/13 @ 103	1,146,000
						9,538,312

	Commercial Services – 4.5%
5,000,000	Ceridian Corp.	CCC	11.250%	11/15/2015	11/15/13 @ 100	4,900,000
3,225,000	Iron Mountain, Inc.	B+	7.750%	10/01/2019	10/01/15 @ 104	3,636,188
1,500,000	Knowledge Universe Education, LLC(a)	CCC–	7.750%	02/01/2015	02/01/13 @ 100	1,380,000

See notes to financial statements.
132 |CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

BSJF Guggenheim BulletShares 2015 High Yield Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value

	Commercial Services continued
$2,500,000	Laureate Education, Inc.(a)	CCC+	11.000%	08/15/2015	08/15/13 @ 100	$2,572,500
2,478,000	RR Donnelley & Sons Co.(b)	BB	5.500%	05/15/2015	N/A	2,564,730
						15,053,418

	Cosmetics & Personal Care – 0.2%
500,000	Revlon Consumer Products Corp.	B	9.750%	11/15/2015	11/15/13 @ 102	528,750

	Diversified Financial Services – 3.3%
1,000,000	CNH Capital, LLC(a)	BB	3.875%	11/01/2015	N/A	1,028,750
1,350,000	E*TRADE Financial Corp.(b)	B–	7.875%	12/01/2015	N/A	1,367,725
400,000	International Lease Finance Corp.	BBB–	8.625%	09/15/2015	N/A	447,000
2,950,000	Nationstar Mortgage, LLC / Nationstar Capital Corp.	B+	10.875%	04/01/2015	04/01/13 @ 105	3,197,063
2,400,000	Nuveen Investments, Inc.	CCC	5.500%	09/15/2015	N/A	2,292,000
100,000	Springleaf Finance Corp., Series MTNI	CCC	5.400%	12/01/2015	N/A	94,000
2,400,000	TMX Finance, LLC / TitleMax Finance Corp.	B+	13.250%	07/15/2015	07/15/13 @ 107	2,673,000
						11,099,538

	Electric – 1.3%
3,700,000	AES Corp.	BB–	7.750%	10/15/2015	N/A	4,171,750

	Electrical Components & Equipment – 0.2%
500,000	Anixter, Inc.	BB	5.950%	03/01/2015	N/A	530,000

	Entertainment – 0.1%
425,000	Snoqualmie Entertainment Authority(a)	B	9.125%	02/01/2015	02/01/13 @ 100	431,375

	Food – 1.9%
2,350,000	ARAMARK Corp.	B	8.500%	02/01/2015	02/01/13 @ 100	2,379,399
3,718,000	Pinnacle Foods Finance, LLC / Pinnacle Foods Finance Corp.	CCC+	9.250%	04/01/2015	04/01/13 @ 100	3,801,655
						6,181,054

	Forest Products & Paper – 0.6%
1,900,000	Appleton Papers, Inc.(a)	B+	10.500%	06/15/2015	02/08/14 @ 100	2,028,250

	Health Care Products – 1.2%
471,000	Bausch & Lomb, Inc.	B	9.875%	11/01/2015	11/01/13 @ 100	485,130
3,150,000	Fresenius US Finance II, Inc.(a)	BB+	9.000%	07/15/2015	N/A	3,646,125
						4,131,255

	Health Care Services – 3.1%
5,600,000	HCA, Inc.	B–	6.375%	01/15/2015	N/A	6,062,000
315,000	Select Medical Corp.(b)	B–	7.625%	02/01/2015	02/01/13 @ 100	317,756
3,500,000	Tenet Healthcare Corp.	CCC+	9.250%	02/01/2015	N/A	3,963,750
						10,343,506

	Holding Companies-Diversified – 2.2%
1,000,000	Harbinger Group, Inc.	B–	10.625%	11/15/2015	05/15/13 @ 105	1,076,250
3,850,000	Leucadia National Corp.	BB+	8.125%	09/15/2015	N/A	4,369,750
1,750,000	Tops Holding Corp. / Tops Markets, LLC	B+	10.125%	10/15/2015	10/15/13 @ 103	1,849,531
						7,295,531

	Home Builders – 1.8%
1,665,000	KB Home	B	6.250%	06/15/2015	N/A	1,762,819
4,000,000	Lennar Corp., Series B	B+	5.600%	05/31/2015	N/A	4,290,000
						6,052,819

	Insurance – 0.0%***
100,000	Alliant Holdings I, Inc.(a)	CCC	11.000%	05/01/2015	11/01/13 @ 100	103,688

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT |133

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

BSJF Guggenheim BulletShares 2015 High Yield Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value

	Internet – 1.6%
$4,700,000	GXS Worldwide, Inc.	B	9.750%	06/15/2015	06/15/13 @ 102	$4,923,250
500,000	Open Solutions, Inc.(a)	CCC+	9.750%	02/01/2015	02/01/13 @ 100	405,000
						5,328,250

	Iron & Steel – 1.6%
1,500,000	Essar Steel Algoma, Inc. (Canada)(a)	B	9.375%	03/15/2015	03/15/13 @ 105	1,380,000
1,200,000	Steel Dynamics, Inc.	BB+	6.750%	04/01/2015	04/01/13 @ 100	1,227,000
2,390,000	Steel Dynamics, Inc.	BB+	7.625%	03/15/2020	03/15/15 @ 104	2,646,925
						5,253,925

	Lodging – 3.2%
2,250,000	Caesars Entertainment Operating Co., Inc.	CCC	10.000%	12/15/2015	12/15/13 @ 103	1,923,750
1,700,000	Marina District Finance Co., Inc.(b)	B+	9.500%	10/15/2015	10/15/13 @ 105	1,653,250
6,000,000	MGM Resorts International	B–	6.625%	07/15/2015	N/A	6,420,000
600,000	Sheraton Holding Corp.	BBB	7.375%	11/15/2015	N/A	698,942
						10,695,942

	Media – 5.7%
5,150,000	CCO Holdings, LLC / CCO Holdings Capital Corp.	BB–	8.125%	04/30/2020	04/30/15 @ 104	5,819,500
5,500,000	DISH DBS Corp.	BB–	7.750%	05/31/2015	N/A	6,228,750
1,500,000	Gannett Co., Inc.(b)	BB	6.375%	09/01/2015	N/A	1,650,000
4,500,000	Sirius XM Radio, Inc.(a)	BB	8.750%	04/01/2015	N/A	5,124,375
						18,822,625

	Metal Fabricate & Hardware – 0.5%
1,486,000	Mueller Water Products, Inc.	B2	8.750%	09/01/2020	09/01/15 @ 104	1,701,470

	Mining – 3.9%
2,000,000	KGHM International Ltd. (Canada)(a)	BB–	7.750%	06/15/2019	06/15/15 @ 104	2,065,000
9,600,000	Novelis, Inc. (Canada)	B	8.750%	12/15/2020	12/15/15 @ 104	10,800,000
						12,865,000

	Oil & Gas – 10.0%
1,500,000	Chaparral Energy, Inc.	B–	9.875%	10/01/2020	10/01/15 @ 105	1,698,750
4,400,000	Chesapeake Energy Corp.	BB–	9.500%	02/15/2015	N/A	4,961,000
1,251,000	Continental Resources, Inc.	BB+	7.375%	10/01/2020	10/01/15 @ 104	1,413,630
6,813,000	Denbury Resources, Inc.	BB	8.250%	02/15/2020	02/15/15 @ 104	7,732,755
8,600,000	Linn Energy, LLC / Linn Energy Finance Corp.	B	8.625%	04/15/2020	04/15/15 @ 104	9,438,500
350,000	Petrohawk Energy Corp.	BBB+	7.875%	06/01/2015	06/01/13 @ 102	364,410
2,500,000	Plains Exploration & Production Co.	BB–	7.625%	04/01/2020	04/01/15 @ 104	2,656,250
1,700,000	Quicksilver Resources, Inc.(b)	CCC+	8.250%	08/01/2015	08/01/13 @ 102	1,572,500
3,250,000	Range Resources Corp.	BB	6.750%	08/01/2020	08/01/15 @ 103	3,575,000
						33,412,795

	Oil & Gas Services – 0.2%
500,000	American Petroleum Tankers Parent, LLC / AP Tankers Co.	B+	10.250%	05/01/2015	05/01/13 @ 103	526,875

	Packaging & Containers – 4.6%
4,000,000	Ball Corp.	BB+	6.750%	09/15/2020	03/15/15 @ 103	4,400,000
3,650,000	Ball Corp.	BB+	5.750%	05/15/2021	11/15/15 @ 103	3,960,250
300,000	Berry Plastics Corp.	B+	8.250%	11/15/2015	11/15/13 @ 102	314,250
5,970,000	Sealed Air Corp.(a)	BB–	8.125%	09/15/2019	09/15/15 @ 104	6,656,550
						15,331,050

See notes to financial statements.
134 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

BSJF Guggenheim BulletShares 2015 High Yield Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value

	Pharmaceuticals – 4.3%
$1,750,000	BioScrip, Inc.	B–	10.250%	10/01/2015	04/01/13 @ 105	$1,881,250
6,950,000	Mylan, Inc.(a)	BBB–	7.875%	07/15/2020	07/15/15 @ 104	8,244,438
3,900,000	Omnicare, Inc.	BB	7.750%	06/01/2020	06/01/15 @ 104	4,333,875
						14,459,563

	Pipelines – 1.4%
900,000	Kinder Morgan Kansas, Inc.	BB	5.150%	03/01/2015	N/A	965,792
3,430,000	MarkWest Energy Partners, LP / MarkWest Energy Finance Corp.	BB	6.750%	11/01/2020	11/01/15 @ 103	3,755,850
						4,721,642

	Real Estate Investment Trusts – 1.5%
4,825,000	Rouse Co., LLC	BB+	6.750%	11/09/2015	05/09/13 @ 103	5,096,406

	Retail – 2.9%
4,100,000	PVH Corp.	BB+	7.375%	05/15/2020	05/15/15 @ 104	4,607,375
4,500,000	Rite Aid Corp.(b)	B+	8.000%	08/15/2020	08/15/15 @ 104	5,073,750
						9,681,125

	Savings & Loans – 0.3%
1,000,000	Amsouth Bank NA, Series AI	BBB–	5.200%	04/01/2015	N/A	1,056,250

	Software – 1.6%
700,000	First Data Corp.	B–	9.875%	09/24/2015	09/30/13 @ 100	715,750
4,600,000	First Data Corp.(b)	B–	9.875%	09/24/2015	09/30/13 @ 100	4,726,500
						5,442,250

	Telecommunications – 9.8%
3,600,000	Avaya, Inc.(b)	CCC+	9.750%	11/01/2015	11/01/13 @ 100	2,871,000
500,000	Cincinnati Bell, Inc.	B	7.000%	02/15/2015	02/15/13 @ 100	508,750
11,115,000	Clearwire Communications, LLC / Clearwire Finance, Inc.(a)	CCC	12.000%	12/01/2015	12/01/13 @ 103	11,781,900
6,284,000	Clearwire Communications, LLC / Clearwire Finance, Inc.(a)	CCC	12.000%	12/01/2015	12/01/13 @ 103	6,629,620
1,575,000	Frontier Communications Corp.	BB	6.625%	03/15/2015	N/A	1,724,625
3,300,000	Frontier Communications Corp.	BB	7.875%	04/15/2015	N/A	3,720,750
2,340,000	SBA Telecommunications, Inc.	B+	8.250%	08/15/2019	08/15/14 @ 104	2,638,350
2,700,000	Windstream Corp.	B	7.750%	10/15/2020	10/15/15 @ 104	2,862,000
						32,736,995

	Trucking & Leasing – 0.1%
400,000	Maxim Crane Works, LP / Maxim Finance Corp.(a)	B	12.250%	04/15/2015	04/15/13 @ 105	417,000

	Total Corporate Bonds – 98.2%
	(Cost $320,637,580)					327,108,919

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT |135

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

BSJF Guggenheim BulletShares 2015 High Yield Corporate Bond ETF continued

Number
of Shares	Description	Value

	Investments of Collateral for Securities Loaned – 1.2%
4,022,420	BNY Mellon Securities Lending Overnight Fund, 0.2159%(c) (d)
	(Cost $4,022,420)	$4,022,420

	Total Investments – 99.4%
	(Cost $324,660,000)	331,131,339
	Other Assets in excess of Liabilities – 0.6%	1,730,846

	Net Assets – 100.0%	$332,862,185

LLC – Limited Liability Company

LP – Limited Partnership

N/A- Not Applicable

PLC – Public Limited Company

SA – Corporation

*
Ratings shown are per Standard & Poor’s Rating Group, Moody’s Investor Services, Inc. or Fitch Ratings. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

***	Less than 0.1%.

(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2012 these securities amounted to $88,473,715, which represents 26.6% of net assets.

(b)	Security, or portion thereof, was on loan at November 30, 2012.

(c)	At November 30, 2012, the total market value of the Fund’s securities on loan was $3,922,001 and the total market value of the collateral held by the Fund was $4,022,420.

(d)	Interest rate shown reflects yield as of November 30, 2012.

See notes to financial statements.
136 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

BSJG Guggenheim BulletShares 2016 High Yield Corporate Bond ETF

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value

	Corporate Bonds – 97.3%
	Agriculture – 2.0%
$750,000	Alliance One International, Inc.	B–	10.000%	07/15/2016	07/15/13 @ 105	$780,937

	Airlines – 1.3%
500,000	Air Canada (Canada)(a) (b)	B–	12.000%	02/01/2016	02/01/13 @ 109	512,500

	Beverages – 2.1%
700,000	Constellation Brands, Inc.	BB+	7.250%	09/01/2016	N/A	812,000

	Building Materials – 2.1%
100,000	Lafarge SA (France)	BB+	6.500%	07/15/2016	N/A	111,000
700,000	USG Corp.	B–	6.300%	11/15/2016	N/A	724,500
						835,500

	Chemicals – 3.3%
400,000	Huntsman International LLC(b)	BB–	5.500%	06/30/2016	N/A	401,000
900,000	INEOS Group Holdings SA (Luxembourg)(a)	CCC+	8.500%	02/15/2016	02/15/13 @ 101	886,500
						1,287,500

	Coal – 1.8%
600,000	Peabody Energy Corp.	BB+	7.375%	11/01/2016	N/A	693,000

	Commercial Services – 2.2%
86,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.(b)	B	7.750%	05/15/2016	05/15/13 @ 101	88,473
350,000	PHH Corp.	BB–	9.250%	03/01/2016	N/A	409,063
350,000	R.R. Donnelley & Sons	BB	8.600%	08/15/2016	N/A	376,250
						873,786

	Computers – 2.5%
900,000	iGATE Corp.(b)	B+	9.000%	05/01/2016	05/01/14 @ 105	983,250

	Diversified Financial Services – 2.4%
475,000	CNH Capital LLC	BB	6.250%	11/01/2016	N/A	521,312
400,000	E*TRADE Financial Corp.	B–	6.750%	06/01/2016	N/A	422,000
						943,312

	Electric – 2.2%
350,000	AES Corp.	BB–	9.750%	04/15/2016	N/A	418,250
400,000	DPL, Inc.	BB–	6.500%	10/15/2016	09/15/16 @ 100	423,000
						841,250

	Entertainment – 1.7%
600,000	Yonkers Racing Corp.(a)	B+	11.375%	07/15/2016	07/15/13 @ 106	649,500

	Food – 1.9%
600,000	Dean Foods Co.(b)	B–	7.000%	06/01/2016	N/A	646,500
100,000	SUPERVALU, Inc.(b)	B–	8.000%	05/01/2016	N/A	92,500
						739,000

	Forest Products & Paper – 0.9%
350,000	Longview Fibre Paper & Packing, Inc.(a)	B+	8.000%	06/01/2016	06/01/13 @ 104	368,375

	Gas – 3.1%
1,100,000	Sabine Pass LNG, LP	BB+	7.500%	11/30/2016	N/A	1,193,500

	Health Care Products – 3.4%
500,000	Alere, Inc.	B–	7.875%	02/01/2016	02/01/13 @ 104	525,125
750,000	Alere, Inc.	CCC+	9.000%	05/15/2016	05/15/13 @ 105	791,250
						1,316,375

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 137

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

BSJG Guggenheim BulletShares 2016 High Yield Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value

	Health Care Services – 6.0%
$1,100,000	HCA, Inc.	B–	6.500%	02/15/2016	N/A	$1,201,750
500,000	Health Management Associates, Inc.	BB–	6.125%	04/15/2016	N/A	545,625
500,000	Symbion, Inc.	B	8.000%	06/15/2016	06/15/14 @ 104	517,500
50,000	Universal Health Services, Inc.	BB+	7.125%	06/30/2016	N/A	57,000
						2,321,875

	Home Builders – 2.9%
550,000	D.R. Horton, Inc.	BB–	6.500%	04/15/2016	N/A	614,625
250,000	Lennar Corp., Series B	B+	6.500%	04/15/2016	N/A	278,125
200,000	Standard Pacific Corp.	B	10.750%	09/15/2016	N/A	246,000
						1,138,750

	Internet – 2.8%
970,000	Equinix, Inc.	BB–	7.000%	07/15/2021	07/15/16 @ 104	1,070,638

	Iron & Steel – 0.5%
200,000	APERAM (Luxembourg)(a)	B+	7.375%	04/01/2016	10/01/13 @ 104	183,000

	Leisure Time – 2.7%
500,000	Good Sam Enterprises LLC	B3	11.500%	12/01/2016	12/01/13 @ 109	537,500
500,000	Sabre Holdings Corp.	CCC+	8.350%	03/15/2016	N/A	522,500
						1,060,000

	Lodging – 8.9%
500,000	Boyd Gaming Corp.	CCC+	7.125%	02/01/2016	02/01/13 @ 101	481,250
500,000	Caesars Entertainment Operating Co., Inc.	CCC	10.750%	02/01/2016	02/01 13 @ 103	386,250
100,000	CityCenter Holdings, LLC / CityCenter Finance Corp.	B	7.625%	01/15/2016	01/15/14 @ 104	107,000
225,000	CityCenter Holdings, LLC / CityCenter Finance Corp.(a)	B1	7.625%	01/15/2016	01/15/14 @ 104	240,187
350,000	MGM Resorts International	B–	6.875%	04/01/2016	N/A	368,375
520,000	MGM Resorts International	B–	7.500%	06/01/2016	N/A	555,100
850,000	MGM Resorts International	B–	10.000%	11/01/2016	N/A	975,375
330,000	Sugarhouse HSP Gaming Prop. Mezz., LP / Sugarhouse HSP Gaming Finance Corp.(a)	B–	8.625%	04/15/2016	10/15/13 @ 104	354,338
						3,467,875

	Machinery-Diversified – 1.7%
600,000	CNH America, LLC(b)	BB+	7.250%	01/15/2016	N/A	678,000

	Media – 8.0%
557,000	AMC Networks, Inc.	BB–	7.750%	07/15/2021	07/15/16 @ 104	634,980
1,190,000	DISH DBS Corp.	BB–	7.125%	02/01/2016	N/A	1,340,238
600,000	New York Times Co.	B+	6.625%	12/15/2016	N/A	657,000
100,000	Quebecor Media, Inc. (Canada)	B+	7.750%	03/15/2016	03/15/13 @ 101	103,250
350,000	Salem Communications Corp.	B	9.625%	12/15/2016	12/15/13 @ 105	389,375
						3,124,843

	Mining – 1.0%
350,000	Vulcan Materials Co.	BB	6.500%	12/01/2016	N/A	388,500

	Oil & Gas – 6.8%
900,000	Concho Resources, Inc.	BB+	7.000%	01/15/2021	01/15/16 @ 104	996,750
500,000	Continental Resources, Inc.	BB+	7.125%	04/01/2021	04/01/16 @ 104	566,250
500,000	Penn Virginia Corp.(b)	B	10.375%	06/15/2016	06/15/13 @ 105	527,500

See notes to financial statements.
138 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

BSJG Guggenheim BulletShares 2016 High Yield Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value

	Oil & Gas continued
$350,000	Quicksilver Resources, Inc.(b)	CCC	7.125%	04/01/2016	04/01/13 @ 101	$285,250
250,000	SandRidge Energy, Inc.	B	9.875%	05/15/2016	05/15/13 @ 105	271,250
						2,647,000

	Packaging & Containers – 4.1%
850,000	Owens-Brockway Glass Container, Inc.	BB	7.375%	05/15/2016	N/A	973,250
500,000	Packaging Dynamics Corp.(a)	B	8.750%	02/01/2016	02/01/13 @ 104	528,750
100,000	Sealed Air Corp.(a)	BB–	8.375%	09/15/2021	09/15/16 @ 104	113,000
						1,615,000

	Pharmaceuticals – 1.8%
650,000	Valeant Pharmaceuticals International(a)	BB–	6.500%	07/15/2016	07/15/13 @ 103	689,000

	Pipelines – 2.1%
750,000	Kinder Morgan Finance Co. ULC (Canada)	BB	5.700%	01/05/2016	N/A	822,124

	Real Estate Investment Trusts – 0.9%
350,000	iStar Financial, Inc., Series 1	B+	5.875%	03/15/2016	N/A	348,250

	Retail – 0.7%
250,000	Toys “R” US, Inc.(a) (b)	B+	7.375%	09/01/2016	09/01/13 @ 104	257,500

	Software – 4.1%
1,600,000	First Data Corp.	CCC+	11.250%	03/31/2016	09/30/13 @ 100	1,588,000

	Telecommunications – 7.8%
350,000	Clearwire Communications, LLC / Clearwire Finance, Inc.(a)	CCC	14.750%	12/01/2016	N/A	437,500
300,000	Cricket Communications, Inc.	B+	7.750%	05/15/2016	05/15/13 @ 104	318,750
250,000	Integra Telecom Holdings, Inc.(a)	B–	10.750%	04/15/2016	04/15/13 @ 105	258,750
500,000	ITC Deltacom, Inc.	B–	10.500%	04/01/2016	04/01/13 @ 105	537,500
1,350,000	Sprint Nextel Corp.	B+	6.000%	12/01/2016	N/A	1,471,500
						3,024,000

	Textiles – 0.3%
100,000	Mohawk Industries, Inc.	BBB–	6.375%	01/15/2016	N/A	112,750

	Transportation – 1.3%
500,000	CEVA Group PLC (United Kingdom)(a)	CCC+	11.625%	10/01/2016	10/01/13 @ 106	512,500

	Total Corporate Bonds – 97.3%
	(Cost $37,272,941)					37,879,390

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 139

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

BSJG Guggenheim BulletShares 2016 High Yield Corporate Bond ETF continued

Number
of Shares	Description	Value

	Exchange Traded Fund – 1.3%
12,800	SPDR Barclays High Yield Bond ETF
	(Cost $515,155)	$519,168

	Total Long-Term Investments – 98.6%
	(Cost $37,788,096)	38,398,558

	Investments of Collateral for Securities Loaned – 4.5%
1,764,410	BNY Mellon Securities Lending Overnight Fund, 0.2159%(c) (d)
	(Cost $1,764,410)	1,764,410

	Total Investments – 103.1%
	(Cost $39,552,506)	40,162,968
	Liabilities in excess of Other Assets – (3.1%)	(1,214,734)

	Net Assets – 100.0%	$38,948,234

LLC – Limited Liability Company

LP – Limited Partnership

N/A- Not Applicable

PLC – Public Limited Company

SA – Corporation

ULC – Unlimited Liability Company

*
Ratings shown are per Standard & Poor’s Rating Group, Moody’s Investor Services, Inc. or Fitch Ratings. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2012 these securities amounted to $5,991,400, which represents 15.4% of net assets.

(b)	Security, or portion thereof, was on loan at November 30, 2012.

(c)	At November 30, 2012, the total market value of the Fund’s securities on loan was $1,726,150 and the total market value of the collateral held by the Fund was $1,764,410.

(d)	Interest rate shown reflects yield as of November 30, 2012.

See notes to financial statements.
140 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

BSJH  Guggenheim BulletShares 2017 High Yield Corporate Bond ETF

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value

	Corporate Bonds – 97.2%
	Advertising – 1.5%
$300,000	Sitel, LLC / Sitel Finance Corp.(a)	B	11.000%	08/01/2017	08/01/14 @ 106	$303,000

	Aerospace & Defense – 1.8%
350,000	Kratos Defense & Security Solutions, Inc.	B	10.000%	06/01/2017	06/01/14 @ 105	383,250

	Auto Manufacturers – 0.4%
75,000	Oshkosh Corp.	BB	8.250%	03/01/2017	03/01/14 @ 104	82,312

	Auto Parts & Equipment – 1.6%
300,000	Schaeffler Finance BV (Netherlands)(a)	B+	7.750%	02/15/2017	N/A	330,000

	Banks – 7.6%
250,000	Ally Financial, Inc.	B+	5.500%	02/15/2017	N/A	266,500
400,000	Ally Financial, Inc.	B+	6.250%	12/01/2017	N/A	443,314
250,000	CIT Group, Inc.	BB–	5.000%	05/15/2017	N/A	263,125
500,000	CIT Group, Inc.	BB–	4.250%	08/15/2017	N/A	513,372
100,000	Synovus Financial Corp.	B–	5.125%	06/15/2017	N/A	97,500
						1,583,811

	Beverages – 0.6%
100,000	Constellation Brands, Inc.	BB+	7.250%	05/15/2017	N/A	117,937

	Coal – 1.8%
350,000	CONSOL Energy, Inc.	BB	8.000%	04/01/2017	04/01/14 @ 104	376,250

	Commercial Services – 3.3%
350,000	RR Donnelley & Sons Co.(b)	BB	6.125%	01/15/2017	N/A	338,625
300,000	Service Corp. International	BB–	7.000%	06/15/2017	N/A	346,500
						685,125

	Diversified Financial Services – 4.0%
400,000	Credit Acceptance Corp.	BB	9.125%	02/01/2017	02/01/14 @ 105	439,000
100,000	Ford Motor Credit Co., LLC	BB+	6.625%	08/15/2017	N/A	116,577
280,000	Nuveen Investments, Inc.(a)	CCC	9.125%	10/15/2017	10/15/14 @ 107	279,300
						834,877

	Electric – 3.6%
500,000	AES Corp.	BB–	8.000%	10/15/2017	N/A	576,250
82,000	Calpine Corp.(a)	BB–	7.250%	10/15/2017	10/15/13 @ 104	88,150
100,000	InterGen NV (Netherlands)(a)	BB–	9.000%	06/30/2017	06/30/13 @ 103	93,000
						757,400

	Electrical Components & Equipment – 2.0%
250,000	International Wire Group Holdings, Inc.(a)	B	8.500%	10/15/2017	10/15/15 @ 104	251,875
150,000	WireCo WorldGroup, Inc.	B	9.500%	05/15/2017	05/15/13 @ 105	159,000
						410,875

	Food – 6.2%
600,000	Bumble Bee Acquisition Corp.(a) (b)	B	9.000%	12/15/2017	12/15/14 @ 105	636,000
250,000	Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp.	CCC+	8.250%	09/01/2017	09/01/13 @ 106	263,750
350,000	Smithfield Foods, Inc.(b)	BB	7.750%	07/01/2017	N/A	399,875
						1,299,625

	Hand & Machine Tools – 1.3%
250,000	Thermadyne Holdings Corp.	B–	9.000%	12/15/2017	12/15/13 @ 107	266,250

	Health Care Services – 0.5%
100,000	Fresenius Medical Care US Finance, Inc.	BB+	6.875%	07/15/2017	N/A	113,750

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 141

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value

	Home Builders – 3.8%
$200,000	D.R. Horton, Inc.	BB–	4.750%	05/15/2017	N/A	$213,750
75,000	KB Home	B	9.100%	09/15/2017	N/A	87,000
250,000	Lennar Corp.(a)	B+	4.750%	12/15/2017	09/15/17 @ 100	260,000
250,000	Lennar Corp.(a)	B+	4.750%	11/15/2022	08/15/22 @ 100	242,500
						803,250

	Internet – 0.5%
100,000	Netflix, Inc.	BB–	8.500%	11/15/2017	11/15/13 @ 104	107,875

	Iron & Steel – 3.2%
50,000	Commercial Metals Co.	BB+	6.500%	07/15/2017	N/A	53,250
600,000	United States Steel Corp.(b)	BB	6.050%	06/01/2017	N/A	618,000
						671,250

	Lodging – 2.6%
500,000	MGM Resorts International	B–	7.625%	01/15/2017	N/A	533,750

	Machinery-Diversified – 2.8%
500,000	Case New Holland, Inc.	BB+	7.875%	12/01/2017	N/A	591,250

	Media – 6.9%
400,000	Cablevision Systems Corp.	B+	8.625%	09/15/2017	N/A	461,000
300,000	Cequel Communications Holdings I LLC / Cequel Capital Corp.(a)	B–	8.625%	11/15/2017	11/15/13 @ 104	321,750
350,000	DISH DBS Corp.	BB–	4.625%	07/15/2017	N/A	363,125
100,000	McClatchy Co.	B	11.500%	02/15/2017	02/15/13 @ 109	110,750
75,000	Nexstar Broadcasting, Inc. / Mission Broadcasting, Inc.	B	8.875%	04/15/2017	04/15/14 @ 104	82,313
100,000	Unitymedia Hessen GmbH & Co KG / Unitymedia NRW GmbH (Germany)(a)	BB–	8.125%	12/01/2017	12/01/13 @ 104	109,000
						1,447,938

	Metal Fabricate & Hardware – 0.5%
100,000	Mueller Water Products	CCC+	7.375%	06/01/2017	06/01/13 @ 102	103,750

	Mining – 0.5%
100,000	Vulcan Materials Co.	BB	6.400%	11/30/2017	N/A	110,000

	Miscellaneous Manufacturing – 3.7%
250,000	Polypore International, Inc.(b)	B+	7.500%	11/15/2017	11/15/13 @ 106	272,188
450,000	SPX Corp.	BB+	6.875%	09/01/2017	N/A	506,250
						778,438

	Oil & Gas – 7.9%
250,000	Chesapeake Energy Corp.(b)	BB–	6.500%	08/15/2017	N/A	264,375
100,000	Comstock Resources, Inc.	B–	8.375%	10/15/2017	10/15/13 @ 104	104,500
100,000	Hercules Offshore, Inc.(a)	BB–	7.125%	04/01/2017	04/01/14 @ 105	103,000
100,000	Stone Energy Corp.	B–	8.625%	02/01/2017	02/01/14 @ 104	107,000
300,000	Sunoco, Inc.	BBB–	5.750%	01/15/2017	N/A	338,134
100,000	Swift Energy Co.	B+	7.125%	06/01/2017	06/01/13 @ 102	103,500
250,000	Tesoro Corp.	BB+	4.250%	10/01/2017	09/01/17 @ 100	257,500
350,000	WPX Energy, Inc.	BB+	5.250%	01/15/2017	N/A	371,875
						1,649,884

	Packaging & Containers – 1.2%
250,000	Pactiv LLC	CCC+	8.125%	06/15/2017	N/A	248,750

	Pharmaceuticals – 1.8%
350,000	Valeant Pharmaceuticals International(a)	BB–	6.750%	10/01/2017	10/01/14 @ 103	380,625

See notes to financial statements.
142 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value

	Pipelines – 2.7%
$500,000	El Paso LLC	BB	7.000%	06/15/2017	N/A	$573,991

	Retail – 6.5%
200,000	Dollar General Corp.	BB+	4.125%	07/15/2017	N/A	211,000
100,000	Ferrellgas, LP / Ferrellgas Finance Corp.	B–	9.125%	10/01/2017	10/01/13 @ 105	108,000
100,000	Limited Brands, Inc.	BB–	6.900%	07/15/2017	N/A	115,750
500,000	Rite Aid Corp.	B–	7.500%	03/01/2017	03/01/13 @ 103	513,750
400,000	Rite Aid Corp.(b)	CCC	9.500%	06/15/2017	06/15/13 @ 103	414,000
						1,362,500

	Telecommunications – 12.5%
70,000	Cincinnati Bell, Inc.	B	8.250%	10/15/2017	10/15/13 @ 104	75,075
350,000	Frontier Communications Corp.(b)	BB	8.250%	04/15/2017	N/A	404,250
250,000	Inmarsat Finance PLC (United Kingdom)(a)	BB+	7.375%	12/01/2017	12/01/13 @ 104	267,500
500,000	Sprint Nextel Corp.	B+	9.125%	03/01/2017	N/A	590,000
500,000	Sprint Nextel Corp.	B+	8.375%	08/15/2017	N/A	582,500
300,000	Telesat Canada / Telesat, LLC (Canada)(a)	B–	6.000%	05/15/2017	05/15/14 @ 103	315,000
350,000	Windstream Corp.	B	7.875%	11/01/2017	N/A	389,375
						2,623,700

	Transportation – 3.9%
400,000	CEVA Group PLC (United Kingdom)(a)	B–	8.375%	12/01/2017	12/01/13 @ 106	392,000
400,000	Marquette Transportation Company/Marquette Transportation Finance Corp.	B–	10.875%	01/15/2017	01/15/14 @ 105	421,000
						813,000

	Total Corporate Bonds – 97.2%
	(Cost $19,985,798)					20,344,413

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 143

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF continued

Number
of Shares	Description	Value

	Exchange Traded Fund – 0.8%
4,300	SPDR Barclays High Yield Bond ETF
	(Cost $171,968)	$174,408

	Total Long-Term Investments – 98.0%
	(Cost $20,157,766)	20,518,821

	Investments of Collateral for Securities Loaned – 7.2%
1,505,100	BNY Mellon Securities Lending Overnight Fund, 0.2159%(c) (d)
	(Cost $1,505,100)	1,505,100

	Total Investments – 105.2%
	(Cost $21,662,866)	22,023,921
	Liabilities in excess of Other Assets – (5.2%)	(1,084,574)

	Net Assets – 100.0%	$20,939,347

BV – Limited Liability Company

LLC – Limited Liability Company

LP – Limited Partnership

N/A- Not Applicable

NV – Publicly Traded Company

PLC – Public Limited Company

GmbH – Limited Liability

GmbH & Co. KG – Limited Partnership

*
Ratings shown are per Standard & Poor’s Rating Group, Moody’s Investor Services, Inc. or Fitch Ratings. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2012 these securities amounted to $4,372,700, which represents 20.9% of net assets.

(b)	Security, or portion thereof, was on loan at November 30, 2012.

(c)	At November 30, 2012, the total market value of the Fund’s securities on loan was $1,469,314 and the total market value of the collateral held by the Fund was $1,505,100.

(d)	Interest rate shown reflects yield as of November 30, 2012.

See notes to financial statements.
144 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value

	Corporate Bonds – 96.8%
	Auto Parts & Equipment – 1.2%
$300,000	Meritor, Inc.	B–	10.625%	03/15/2018	03/15/14 @ 105	$312,750
36,000	Tomkins LLC / Tomkins, Inc.	BB–	9.000%	10/01/2018	10/01/14 @ 105	40,500
						353,250

	Banks – 2.2%
359,000	Ally Financial, Inc.	B–	8.000%	12/31/2018	N/A	415,991
100,000	CIT Group, Inc.	BB–	5.250%	03/15/2018	N/A	106,625
100,000	CIT Group, Inc.(a)	BB–	6.625%	04/01/2018	N/A	112,500
						635,116

	Building Materials – 3.1%
300,000	Ply Gem Industries, Inc.(b)	B–	8.250%	02/15/2018	02/15/14 @ 106	320,250
100,000	USG Corp.	B–	9.750%	01/15/2018	N/A	112,000
400,000	USG Corp.(a)	BB–	8.375%	10/15/2018	10/15/14 @ 104	442,000
						874,250

	Chemicals – 0.4%
100,000	Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC	CCC+	8.875%	02/01/2018	02/01/14 @ 104	101,500

	Coal – 1.8%
200,000	Peabody Energy Corp.	BB+	6.000%	11/15/2018	N/A	210,000
300,000	Penn Virginia Resource Partners LP / Penn Virginia Resource Finance Corp.	B	8.250%	04/15/2018	04/15/14 @ 104	315,000
						525,000

	Commercial Services – 5.4%
500,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.	B	9.625%	03/15/2018	03/15/14 @ 105	558,750
500,000	Hertz Corp.	B	7.500%	10/15/2018	10/15/14 @ 104	550,000
100,000	RR Donnelley & Sons Co.	BB	7.250%	05/15/2018	N/A	96,750
200,000	Service Corp. International	BB–	7.625%	10/01/2018	N/A	239,500
100,000	United Rentals North America, Inc.(a)	BB	5.750%	07/15/2018	07/15/15 @ 103	108,125
						1,553,125

	Computers – 1.9%
500,000	SunGard Data Systems, Inc.	B	7.375%	11/15/2018	11/15/13 @ 106	535,625

	Electric – 1.5%
300,000	Ipalco Enterprises, Inc.	BB+	5.000%	05/01/2018	04/01/18 @ 100	309,729
100,000	NRG Energy, Inc.	BB–	7.625%	01/15/2018	N/A	111,000
						420,729

	Entertainment – 4.3%
500,000	Diamond Resorts Corp.	B–	12.000%	08/15/2018	08/15/14 @ 106	542,500
500,000	Scientific Games Corp.	BB–	8.125%	09/15/2018	09/15/14 @ 104	550,000
120,000	WMG Acquisition Corp.	B–	11.500%	10/01/2018	10/01/14 @ 109	136,200
						1,228,700

	Environmental Control – 1.0%
250,000	Darling International, Inc.	BB+	8.500%	12/15/2018	12/15/14 @ 104	287,813

	Food – 2.7%
200,000	B&G Foods, Inc.	B	7.625%	01/15/2018	01/15/14 @ 104	216,500
500,000	TreeHouse Foods, Inc.	BB–	7.750%	03/01/2018	03/01/14 @ 104	548,750
						765,250

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 145

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value

	Health Care Products – 1.1%
$200,000	Alere, Inc.	CCC+	8.625%	10/01/2018	10/01/14 @ 104	$204,000
100,000	Kinetics Concept, Inc. / KCI USA, Inc.(a)	B	10.500%	11/01/2018	11/01/15 @ 105	104,500
						308,500

	Health Care Services – 9.5%
800,000	CHS / Community Health System, Inc.	BB	5.125%	08/15/2018	08/15/15 @ 103	844,000
300,000	Davita HealthCare Partners, Inc.	B	6.375%	11/01/2018	11/01/13 @ 105	321,750
100,000	Fresenius Medical Care US Finance, Inc.(a)	BB+	6.500%	09/15/2018	N/A	112,750
350,000	HCA, Inc.	B–	8.000%	10/01/2018	N/A	406,875
600,000	Tenet Healthcare Corp.	B+	6.250%	11/01/2018	N/A	663,000
350,000	Vanguard Health Holding Co. II, LLC / Vanguard Holding Co. II, Inc.	B–	8.000%	02/01/2018	02/01/14 @ 104	365,313
						2,713,688

	Home Builders – 3.2%
300,000	Lennar Corp.	B+	6.950%	06/01/2018	N/A	339,000
500,000	Standard Pacific Corp.	B	8.375%	05/15/2018	N/A	580,000
						919,000

	Household Products & Housewares – 2.5%
100,000	Central Garden and Pet Co.	B	8.250%	03/01/2018	03/01/14 @ 104	105,875
600,000	Reynolds Group Issuer, Inc.	CCC+	8.500%	05/15/2018	05/15/14 @ 104	613,500
						719,375

	Iron & Steel – 2.2%
600,000	United States Steel Corp.(b)	BB	7.000%	02/01/2018	N/A	618,000

	Lodging – 6.9%
500,000	Boyd Acquisition Sub LLC / Boyd Acquisition Finance Corp.(a)	CCC+	8.375%	02/15/2018	08/15/14 @ 106	518,750
350,000	Boyd Gaming Corp.(b)	B	9.125%	12/01/2018	12/01/14 @ 105	354,375
400,000	Marina District Finance Co., Inc.(b)	B+	9.875%	08/15/2018	08/15/14 @ 105	383,000
600,000	MGM Resorts International	B–	11.375%	03/01/2018	N/A	715,500
						1,971,625

	Media – 9.2%
350,000	Cablevision Systems Corp.	B+	7.750%	04/15/2018	N/A	384,125
500,000	CSC Holdings LLC	BB+	7.875%	02/15/2018	N/A	577,500
100,000	CSC Holdings LLC	BB+	7.625%	07/15/2018	N/A	115,250
400,000	Gannett Co., Inc.	BB	7.125%	09/01/2018	09/01/14 @ 104	437,000
300,000	Nara Cable Funding Ltd (Ireland)(a)	B+	8.875%	12/01/2018	12/01/13 @ 109	283,500
400,000	Nara Cable Funding Ltd (Ireland)(a)	B+	8.875%	12/01/2018	12/01/13 @ 109	384,000
300,000	Sinclair Television Group, Inc.(b)	B	8.375%	10/15/2018	10/15/14 @ 104	336,000
100,000	XM Satellite Radio, Inc.(a)	BB	7.625%	11/01/2018	11/01/14 @ 104	111,000
						2,628,375

	Metal Fabricate & Hardware – 2.5%
300,000	Atkore International, Inc.	B	9.875%	01/01/2018	01/01/14 @ 107	307,125
400,000	JMC Steel Group, Inc.(a)	B	8.250%	03/15/2018	03/15/14 @ 106	414,000
						721,125

	Mining – 3.8%
500,000	Aleris International, Inc.	B	7.625%	02/15/2018	02/15/14 @ 106	505,000
525,000	Vulcan Materials Co.	BB	7.000%	06/15/2018	N/A	591,938
						1,096,938

See notes to financial statements.
146 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value

	Miscellaneous Manufacturing – 1.7%
$100,000	Bombardier, Inc. (Canada)(a)	BB	7.500%	03/15/2018	N/A	$110,500
350,000	RBS Global Inc. / Rexnord LLC	B	8.500%	05/01/2018	05/01/14 @ 104	381,500
						492,000

	Office & Business Equipment – 1.2%
300,000	CDW LLC / CDW Finance Corp.	B	8.000%	12/15/2018	12/15/14 @ 104	331,500

	Oil & Gas – 4.9%
350,000	Carrizo Oil & Gas, Inc.	B–	8.625%	10/15/2018	10/15/14 @ 104	373,625
100,000	Newfield Exploration Co.	BB+	7.125%	05/15/2018	05/15/13 @ 104	106,000
350,000	SandRidge Energy, Inc.(a)	B	8.000%	06/01/2018	06/01/13 @ 104	371,875
500,000	Whiting Petroleum Corp.	BB+	6.500%	10/01/2018	10/01/14 @ 103	541,250
						1,392,750

	Oil & Gas Services – 1.1%
150,000	Exterran Holdings, Inc.	BB	7.250%	12/01/2018	12/01/13 @ 105	158,250
146,000	FTS International Services LLC / FTS International Bonds, Inc.(a)	B+	8.125%	11/15/2018	11/15/14 @ 104	151,110
						309,360

	Packaging & Containers – 0.3%
75,000	Berry Plastics Corp.	CCC+	9.500%	05/15/2018	05/15/14 @ 105	82,500

	Pharmaceuticals – 3.8%
100,000	Grifols, Inc.	B+	8.250%	02/01/2018	02/01/14 @ 106	111,125
500,000	Mylan, Inc.(a)	BBB–	6.000%	11/15/2018	11/15/14 @ 103	553,750
100,000	Valeant Pharmaceuticals International(a)	BB–	6.875%	12/01/2018	12/01/14 @ 103	108,625
300,000	Warner Chilcott Co. LLC / Warner Chilcott Finance LLC (Puerto Rico)	BB–	7.750%	09/15/2018	09/15/14 @ 104	318,750
						1,092,250

	Pipelines – 2.2%
200,000	El Paso LLC	BB	7.250%	06/01/2018	N/A	232,183
100,000	Kinder Morgan Finance Co. LLC(a)	BB	6.000%	01/15/2018	N/A	109,885
250,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	BB	7.875%	10/15/2018	10/15/14 @ 104	274,375
						616,443

	Real Estate Investment Trusts – 1.9%
500,000	Sabra Health Care LP	BB–	8.125%	11/01/2018	11/01/14 @ 104	534,250

	Retail – 2.6%
86,000	CKE Restaurants, Inc.	B–	11.375%	07/15/2018	07/15/14 @ 106	99,868
100,000	DineEquity, Inc.	B–	9.500%	10/30/2018	10/30/14 @ 105	113,625
100,000	JC Penney Corp., Inc.	B–	5.750%	02/15/2018	N/A	87,500
75,000	Michaels Stores, Inc.	B–	7.750%	11/01/2018	11/01/14 @ 104	81,656
400,000	Toys R Us, Inc.	CCC+	7.375%	10/15/2018	N/A	361,500
						744,149

	Semiconductors – 0.4%
100,000	Freescale Semiconductor, Inc.(a)	B	10.125%	03/15/2018	03/15/14 @ 105	109,000

	Shipbuilding – 2.3%
600,000	Huntington Ingalls Industries, Inc.	B+	6.875%	03/15/2018	03/15/15 @ 103	646,500

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 147

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value

	Software – 1.0%
$100,000	Audatex North America, Inc.(a)	BB	6.750%	06/15/2018	06/15/14 @ 103	$107,750
150,000	Infor US, Inc.	B–	11.500%	07/15/2018	07/15/15 @ 106	174,750
						282,500

	Telecommunications – 5.4%
100,000	Cincinnati Bell, Inc.	CCC+	8.750%	03/15/2018	03/15/14 @ 104	101,500
75,000	Frontier Communications Corp.	BB	8.125%	10/01/2018	N/A	85,687
100,000	Level 3 Financing, Inc.	CCC	10.000%	02/01/2018	02/01/14 @ 105	111,625
100,000	PAETEC Holding Corp.	BB+	9.875%	12/01/2018	12/01/14 @ 105	113,250
600,000	Sprint Nextel Corp.(a)	BB–	9.000%	11/15/2018	N/A	741,000
400,000	Wind Acquisition Finance SA (Luxembourg)(a)	BB–	7.250%	02/15/2018	11/15/13 @ 105	398,000
						1,551,062

	Transportation – 1.6%
400,000	CEVA Group PLC (United Kingdom)(a)	CCC+	11.500%	04/01/2018	04/01/14 @ 106	342,000
100,000	Quality Distribution, LLC / QD Capital Corp.	B–	9.875%	11/01/2018	11/01/14 @ 105	108,500
						450,500

	Total Corporate Bonds – 96.8%
	(Cost $27,150,040)					27,611,748

Number
of Shares	Description	Value

	Exchange Traded Fund – 1.4%
10,000	SPDR Barclays High Yield Bond ETF
	(Cost $399,564)	405,600

	Total Long-Term Investments – 98.2%
	(Cost $27,549,604)	28,017,348

	Investments of Collateral for Securities Loaned – 3.7%
1,048,368	BNY Mellon Securities Lending Overnight Fund, 0.2159%(c) (d)
	(Cost $1,048,368)	$1,048,368

	Total Investments – 101.9%
	(Cost $28,597,972)	29,065,716
	Liabilities in excess of Other Assets – (1.9%)	(539,039)

	Net Assets – 100.0%	$28,526,677

LLC – Limited Liability Company

LP – Limited Partnership

N/A- Not Applicable

PLC – Public Limited Company

SA – Corporation

ULC – Unlimited Liability Company

*
Ratings shown are per Standard & Poor’s Rating Group, Moody’s Investor Services, Inc. or Fitch Ratings. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2012 these securities amounted to $5,694,620, which represents 20.0% of net assets.

(b)	Security, or portion thereof, was on loan at November 30, 2012.

(c)	At November 30, 2012, the total market value of the Fund’s securities on loan was $1,025,576 and the total market value of the collateral held by the Fund was $1,048,368.

(d)	Interest rate shown reflects yield as of November 30, 2012.

See notes to financial statements.
148 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

GIY Guggenheim Enhanced Core Bond ETF

Principal
Amount	Description	Rating *	Coupon	Maturity	Value

	Long-Term Investments – 77.3%
	Corporate Bonds – 20.4%
	Banks – 6.5%
$40,000	Bank of America Corp.	A–	7.625%	06/01/2019	$51,212
50,000	Citigroup, Inc.	A–	8.125%	07/15/2039	75,797
50,000	City National Corp.	BBB+	5.250%	09/15/2020	55,084
50,000	Goldman Sachs Group, Inc.	A–	5.375%	03/15/2020	57,354
40,000	JPMorgan Chase & Co.	A	4.750%	03/01/2015	43,167
50,000	Morgan Stanley	A–	7.300%	05/13/2019	60,767
					343,381

	Biotechnology – 0.9%
40,000	Biogen IDEC, Inc.	BBB+	6.875%	03/01/2018	49,995

	Building Materials – 0.2%
9,000	Owens Corning	BBB–	6.500%	12/01/2016	10,184

	Diversified Financial Services – 0.8%
40,000	American Express Co.	BBB+	7.250%	05/20/2014	43,742

	Electric – 1.0%
50,000	Constellation Energy Group, Inc.	BBB–	4.550%	06/15/2015	54,240

	Insurance – 6.3%
50,000	ACE INA Holdings, Inc.	A	2.600%	11/23/2015	52,412
40,000	American Financial Group, Inc.	BBB+	9.875%	06/15/2019	52,492
50,000	Axis Specialty Finance, LLC	A–	5.875%	06/01/2020	56,948
50,000	Chubb Corp.	A+	5.750%	05/15/2018	62,021
50,000	PartnerRe Finance, LLC	A–	6.875%	06/01/2018	60,788
40,000	Willis North America, Inc.	BBB–	6.200%	03/28/2017	45,824
					330,485

	Media – 2.1%
40,000	CBS Corp.	BBB	8.875%	05/15/2019	54,573
50,000	Time Warner, Inc.	BBB	4.750%	03/29/2021	57,907
					112,480

	Oil & Gas – 1.0%
40,000	EQT Corp.	BBB	8.125%	06/01/2019	50,047

	Pipelines – 1.2%
50,000	Oneok, Inc.	BBB	5.200%	06/15/2015	54,446
6,000	Williams Cos., Inc.	BBB–	8.750%	03/15/2032	8,197
					62,643

	Retail – 0.4%
19,000	Macy’s Retail Holdings, Inc.	BBB	7.875%	07/15/2015	22,273

	Total Corporate Bonds – 20.4%
	(Cost $995,365)				1,079,470

	Mortgage Backed Securities – 39.4%
$565,047	Freddie Mac	NR	5.500%	1/1/39	609,873
1,373,672	Freddie Mac	NR	4.500%	11/1/39	1,470,841
	(Cost $2,016,309)				2,080,714

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 149

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

GIY Guggenheim Enhanced Core Bond ETF continued

Principal
Amount	Description	Rating *	Coupon	Maturity	Value

	U.S. Government Agency Securities – 8.9%
$5,000	Federal Home Loan Banks	AA+	3.125%	12/13/2013	$5,150
400,000	Freddie Mac	AA+	5.250%	04/18/2016	464,734
	(Cost $451,449)				469,884

	U.S. Treasury Securities – 8.6%
100,000	U.S. Treasury Note/Bond	NR	4.250%	11/15/2040	130,766
300,000	U.S. Treasury Note/Bond	NR	3.125%	11/15/2041	322,219
	(Cost $449,833)				452,985

	Total Long-Term Investments – 77.3%
	(Cost $3,912,956)				4,083,053

Number			Yield/
of Shares	Description	Rating *	Coupon	Maturity	Value

	Short-Term Investments – 24.1%
	U.S. Treasury Securities – 20.8%
500,000	U.S. Cash Management Bill	NR	0.144%	12/14/2012	499,994
100,000	U.S. Treasury Bill	NR	0.115%	12/27/2012	99,993
500,000	U.S. Treasury Bill	NR	0.106%	12/06/2012	499,998
	(Cost $1,099,956)				1,099,985

	Money Market – 3.3%
176,595	Dreyfus Treasury Prime Cash Management Institutional Shares
	(Cost $176,595)				176,595

	Total Short-Term Investments – 24.1%
	(Cost $1,276,551)				1,276,580

	Total Investments – 101.4%
	(Cost $5,189,507)				5,359,633
	Liabilities in excess of Other Assets – (1.4%)				(75,028)

	Net Assets – 100.0%				$5,284,605

LLC – Limited Liability Company

NR – Not Rated

*
Ratings shown are per Standard & Poor’s Rating Group, Moody’s Investor Services, Inc. or Fitch Ratings. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. Although not rated, U.S. Treasury Securities have an implied rating of AA+/Aa+. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

The obligations of certain United States Government sponsored entities are neither issued nor guaranteed by the United States Treasury.

See notes to financial statements.
150 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

GSY Guggenheim Enhanced Short Duration Bond ETF

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value

	Corporate Bonds – 25.2%
	Banking – 4.1%
$1,500,000	Barclays Bank PLC (United Kingdom)(a)	A+	1.380%	01/13/2014	N/A	$1,508,741
2,000,000	Fifth Third Bancorp	BBB	6.250%	05/01/2013	N/A	2,045,414
300,000	Fifth Third Bank, Series BKNT(a)	BBB+	0.421%	05/17/2013	N/A	299,936
2,250,000	UBS AG, Series FRN (Switzerland)(a)	A	1.313%	01/28/2014	N/A	2,261,189
1,500,000	Wachovia Corp., Series MTN	A+	5.500%	05/01/2013	N/A	1,531,679
300,000	Wachovia Corp., Series MTN(a)	A+	0.503%	08/01/2013	N/A	300,416
1,500,000	Wells Fargo & Co., Series FRN(a)	A+	1.287%	06/26/2015	N/A	1,516,272
						9,463,647

	Commercial Financial – 2.3%
2,000,000	Ford Motor Credit Co., LLC	BB+	8.700%	10/01/2014	N/A	2,251,972
3,000,000	General Electric Capital Corp.(a)	AA+	1.389%	07/02/2015	N/A	3,038,868
						5,290,840

	Construction Materials – 0.7%
1,500,000	CRH America, Inc.	BBB+	5.300%	10/15/2013	N/A	1,554,545

	Consumer Financial – 0.2%
400,000	American Express Credit Corp.(a)	A–	1.223%	06/24/2014	N/A	403,975

	Development Bank – 0.7%
1,500,000	Korea Development Bank (South Korea)	A	8.000%	01/23/2014	N/A	1,619,082

	Exploration & Production – 0.4%
1,000,000	Canadian Oil Sands Ltd. (Canada)(b)	BBB	5.800%	08/15/2013	N/A	1,036,287

	Financial Services – 4.1%
3,000,000	Goldman Sachs Group, Inc., Series MTN(a)	A–	1.313%	07/29/2013	N/A	3,011,874
300,000	JPMorgan Chase & Co., Series 3(a)	A	1.112%	09/30/2013	N/A	301,778
3,000,000	JPMorgan Chase & Co., Series MTN(a)	A	1.116%	01/24/2014	N/A	3,020,637
3,000,000	Morgan Stanley	A–	2.875%	01/24/2014	N/A	3,055,653
						9,389,942

	Food & Beverages – 0.2%
500,000	Anheuser – Busch InBev Worldwide, Inc.(a)	A	0.700%	07/14/2014	N/A	502,171

	Hardware – 1.1%
2,500,000	Xerox Corp., Series FRN(a)	BBB–	1.799%	09/13/2013	N/A	2,517,888

	Health Care Facilities/Services – 0.4%
1,000,000	Laboratory Corp. of America Holdings	BBB+	5.500%	02/01/2013	N/A	1,006,808

	Life Insurance – 3.3%
3,240,000	Allstate Life Global Funding Trusts, Series MTN	A+	5.375%	04/30/2013	N/A	3,305,338
1,800,000	MetLife Institutional Funding II(a) (b)	AA–	1.254%	04/04/2014	N/A	1,817,136
400,000	MetLife, Inc.(a)	A–	1.563%	08/06/2013	N/A	403,275
2,000,000	New York Life Global Funding(a) (b)	AA+	0.505%	06/18/2014	N/A	2,001,486
						7,527,235

	Media Non-Cable – 1.3%
2,613,000	WPP Finance (United Kingdom)	BBB	8.000%	09/15/2014	N/A	2,899,725

	Property & Casuality Insurance – 2.5%
3,000,000	Aspen Insurance Holdings Ltd. (Bermuda)	BBB+	6.000%	08/15/2014	N/A	3,206,388
500,000	Berkshire Hathaway, Inc., Series FRN(a)	AA+	1.010%	08/15/2014	N/A	505,673
2,000,000	XL Group PLC (Ireland)	BBB+	5.250%	09/15/2014	N/A	2,130,424
						5,842,485

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 151

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

GSY Guggenheim Enhanced Short Duration Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value

	Railroad – 1.4%
$2,240,000	CSX Corp.	BBB	5.750%	03/15/2013	N/A	$2,272,231
1,000,000	CSX Corp.	BBB	5.500%	08/01/2013	N/A	1,032,036
						3,304,267

	Retail Staples – 0.9%
2,000,000	Walgreen Co.(a)	BBB	0.889%	03/13/2014	N/A	2,006,754

	Software & Services- 0.9%
2,000,000	CA, Inc.	BBB+	6.125%	12/01/2014	N/A	2,180,378

	Utilities – 0.7%
1,500,000	Taqa Abu Dhabi National Energy Co. (United Arab Emirates)(b)	A–	6.600%	08/01/2013	N/A	1,554,000

	Total Corporate Bonds – 25.2%
	(Cost $57,830,307)					58,100,029

	Asset Backed Securities – 8.6%
	Airlines – 0.6%
1,474,484	ACS Pass-Through Trust, Series 2007-1X, Class G1	A+	0.519%	06/14/2037	N/A	1,356,526

	Collateralized Debt Obligation – 1.3%
1,500,000	GSC Partners Gemini Fund Ltd., Series 1A, Class C (Cayman Islands)(a) (b)	AA+	3.850%	10/10/2014	N/A	1,500,000
146,584	Putnam Structured Product CDO, Series 2001-1A, Class A1SS (Cayman Islands)(a) (b)	AA	0.812%	02/25/2032	N/A	139,277
1,420,535	South Coast Funding, Series 5A, Class A1 (Cayman Islands)(a) (b)	A	0.673%	08/06/2039	N/A	1,374,368
						3,013,645

	Collateralized Loan Obligation – 2.6%
1,000,000	Genesis CLO Ltd., Series 2007-2X, Class A1 (Cayman Islands)	BBB	4.350%	01/10/2016	N/A	993,174
1,500,000	Goldentree Credit Opportunities Financing Ltd., Series 2012-1A, Class B2 (Cayman Islands)(a) (b)	Aa2	4.481%	09/15/2024	N/A	1,499,775
500,000	Golub Capital Partners Fundings Ltd., Series 2007-1A, Class C (Cayman Islands)(a) (b)	A	1.139%	03/15/2022	N/A	431,150
250,000	ICE EM CLO, Series 2007-1A, Class A1D (Ireland)(a) (b)	AAA	1.069%	08/15/2022	N/A	238,210
500,000	ICE EM CLO, Series 2007-1X, Class A2 (Ireland)(a)	AA	1.319%	08/15/2022	N/A	423,790
500,000	Knightsbridge CLO Ltd., Series 2007-1A, Class A2 (Cayman Islands)(a) (b)	AA+	1.197%	01/11/2022	N/A	457,340
2,000,000	Newstar Trust, Series 2012-2A, Class B(a) (b)	Aa2	3.558%	01/20/2023	N/A	2,000,000
						6,043,439

	Financial – 0.8%
1,976,000	Garanti Diversified Payment Rights Finance Co., Series 2007-A, Class A1 (Cayman Islands)(a)	BBB	0.541%	07/09/2017	N/A	1,853,666

	Other – 0.9%
2,000,000	Drug Royalty II LP, Series 2012-1, Class A1(a) (b)	BBB	4.311%	01/15/2025	N/A	2,000,000

	Timeshare – 1.3%
3,000,000	Silverleaf Finance, LLC, Series 2012D	A	3.000%	11/17/2025	N/A	2,991,848

	Transportation – 1.1%
1,270,998	Aircraft Lease Securitisation Ltd., Series 2007-1X, Class G3 (Jersey)	A	0.468%	05/10/2032	N/A	1,207,448
1,421,016	Genesis Funding Ltd., Series 2006-1A, Class G1 (Bermuda)(a) (b)	A–	0.448%	12/19/2032	N/A	1,240,263
						2,447,711

	Total Asset Backed Securities – 8.6%
	(Cost $19,547,996)					19,706,835

	Collateralized Mortgage Obligations – 0.4%
	Commercial Mortgage Backed Security – Traditional – 0.3%
712,061	Bear Stearns Commercial Mortgage Securities, Series 2005-PWR7, Class AAB	Aaa	4.980%	02/11/2041	N/A	726,786

See notes to financial statements.
152 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

GSY Guggenheim Enhanced Short Duration Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value

	Residential Mortgage Backed Security – 0.1%
$290,557	Accredited Mortgage Loan Trust, Series 2006-2, Class A3(a)	BB	0.358%	09/25/2036	N/A	$265,064

	Total Collateralized Mortgage Obligations – 0.4%
	(Cost $986,805)					991,850

	U.S. Government and Agency Security – 1.1%
2,500,000	Fannie Mae	AA+	0.800%	11/24/2015	05/24/13 @ 100	2,505,845
	(Cost $2,500,000)

	Term Loans – 5.5%(c)
	Communication Equipment – 0.4%
997,357	Avaya, Inc.(a)	B	4.810%	10/26/2017	N/A	876,428

	Consumer Products – 0.2%
500,000	Reynolds Group Holdings, Inc.(a)	B+	4.750%	09/20/2018	N/A	504,885

	Electric Equipment – 0.1%
279,289	Excelitas Technologies Corp.(a)	BB–	5.000%	11/29/2019	N/A	281,384

	Entertainment – 0.2%
400,000	Travelport, LLC(a)	B+	4.860%	08/21/2015	N/A	380,714

	Financial Services – 1.3%
1,000,000	Nuveen Investments, Inc.(a)	B	5.840%	05/13/2017	N/A	1,002,750
1,996,315	RPI Finance Trust(a)	BBB–	3.500%	05/10/2018	N/A	2,009,211
						3,011,961

	Home & Office – 0.5%
1,000,000	Serta Simmons Holdings, LLC(a)	B+	5.000%	09/19/2019	N/A	1,001,110

	Life Insurance – 0.2%
500,000	CNO Financial Group(a)	B+	5.000%	09/20/2018	N/A	503,985

	Media Non-Cable – 0.7%
500,000	Acosta, Inc.(a)	B+	5.000%	03/01/2018	N/A	505,003
1,000,000	Getty Images, Inc.(a)	B	4.750%	10/03/2019	N/A	1,005,345
						1,510,348

	Oil & Gas Services – 0.3%
750,000	Pinnacle Holding Co. (Luxembourg)(a)	B+	6.500%	07/24/2019	N/A	751,687

	Retail Staples – 0.2%
500,000	BJ’s Wholesale Club, Inc.(a)	B	5.750%	09/20/2019	N/A	506,805

	Software & Services – 1.1%
892,009	Aspect Software, Inc.(a)	B	7.000%	05/07/2016	N/A	879,744
500,000	Deltek, Inc.(a)	B+	6.000%	10/04/2018	N/A	504,750
250,000	First Data Corp.(a)	B+	4.210%	03/23/2018	N/A	238,891
1,000,000	First Data Corp.(a)	B+	5.210%	09/30/2018	N/A	982,000
						2,605,385

	Travel & Leisure – 0.1%
250,000	Cannery Casino Resorts, LLC(a)	BB–	6.000%	09/25/2018	N/A	250,312

	Waste & Environment Service Equipment & Facility – 0.2%
500,000	ADS Waste Holdings, Inc.(a)	B+	5.250%	09/25/2019	N/A	507,125

	Total Term Loans – 5.5%
	(Cost $12,606,737)					12,692,129

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 153

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

GSY Guggenheim Enhanced Short Duration Bond ETF continued

Number
of Shares	Description	Value

	Exchange Traded Funds – 5.3%
27,600	Guggenheim BulletShares 2012 Corporate Bond ETF	$563,040
150,700	Guggenheim BulletShares 2013 High Yield Corporate Bond ETF	3,900,116
148,000	Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	3,920,520
148,000	Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	3,910,160
	(Cost $12,249,014)	12,293,836

	Short-Term Investments – 52.9%

Principal
Amount	Description	Rating*	Coupon	Maturity	Value

	Commercial Paper – 30.6%
$7,000,000	Anheuser-Busch InBev Worldwide, Inc.	A1		12/11/2012	6,999,440
7,000,000	Bayer Corp.	A2		12/06/2012	6,999,720
7,000,000	Campbell Soup Co.	A2		12/27/2012	6,999,580
7,000,000	Cigna Corp.	A2		01/23/2013	6,996,290
7,000,000	Devon Energy Corp.	A2		01/25/2013	6,995,800
3,000,000	General Mills, Inc.	A2		12/10/2012	2,999,760
4,000,000	General Mills, Inc.	A2		01/16/2013	3,998,040
7,000,000	HJ Heinz Finance Co.	A2		01/24/2013	6,996,920
7,000,000	Mattel, Inc.	A2		12/10/2012	6,999,370
5,000,000	Viacom, Inc.	A2		12/04/2012	4,999,850
2,500,000	Viacom, Inc.	A2		12/28/2012	2,499,420
7,000,000	Xstrata Finance	A2		01/02/2013	6,998,040
	(Cost $70,481,086)				70,482,230

	Repurchase Agreements – 17.2%
3,163,000	Jefferies & Company, Inc. dated 11/29/2012; Proceeds at maturity – $3,169,429; (Collateralized by WAMU Mortgage Pass-Through Certificates, Series 2006-AR17, Class 1A, 0.9797% due 12/25/2046; Market Value $3,953,179)			12/26/2012		3,163,000

4,034,000	Jefferies & Company, Inc. dated 11/29/2012; Proceeds at maturity – $4,042,191; (Collateralized by WAMU Mortgage Pass-Through Certificates, Series 2006-AR11, Class 1A, 1.12% due 09/25/2046; Market Value $5,042,099)			12/26/2012		4,034,000

3,461,000	Jefferies & Company, Inc. dated 11/29/2012; Proceeds at maturity – $3,468,034; (Collateralized by WAMU Mortgage Pass-Through Certificates, Series 2007-0A2, Class 1A, 0.8597% due 03/25/2047; Market Value $4,326,116)			12/26/2012		3,461,000

9,954,591	Merrill Lynch, Pierce, Fenner & Smith, Inc. dated 11/05/2012; Proceeds at maturity $9,966,437; (Collateralized by Countrywide Alternative Loan Trust, Series 2006-0A18, Class A1, 0.3275% due 12/25/2046; Market Value – $12,470,195)			12/17/2012		9,954,591

10,781,000	Nomura Securities International, Inc. dated 11/16/12; Proceeds at maturity –$10,791,182; (Collateralized by Bear Stearns Adjustable Rate Mortgage, Series 2007-4, Class 12A1, 5.5785% due 05/25/2037; Market Value $8,483,383)			12/20/2012		10,781,000

8,317,000	RBS Securities, Inc. dated 11/02/2012; Proceeds at maturity – $8,321,798; (Collateralized by MLCC Mortgage Investors, Inc., Series 2005-3, Class 1A, 2.7473% due 11/25/2035; Market Value $10,418,223)			12/03/2012		8,317,000
	(Cost $39,710,591)					39,710,591

	Short Term Municipal Bonds – 0.3%
	New York – 0.3%
300,000	New York City Municipal Water Finance Authority(d)	A-2	0.170%	06/15/2033	12/17/12 @ 100	300,000
400,000	New York City, New York General Obligation Variable Rate, Series L-5(d)	A-2	0.150%	04/01/2035	12/05/12 @ 100	400,000
	(Cost $700,000)					700,000

See notes to financial statements.
154 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

GSY Guggenheim Enhanced Short Duration ETF Bond continued

Principal			Yield/
Amount	Description	Rating*	Coupon	Maturity	Value

	U.S Treasury Security – 4.1%
$9,500,000	U.S. Treasury Bill	NR	0.128%	12/27/2012	$9,499,354
	(Cost $9,499,075)

Number
of Shares	Description		Value

	Money Market Fund – 0.7%
1,525,223	Dreyfus Treasury Prime Cash Management Institutional Shares	AAAm	1,525,223
	(Cost $1,525,223)

	Total Short-Term Investments – 52.9%
	(Cost $121,915,975)		121,917,398

	Total Investments – 99.0%
	(Cost $227,636,834)		228,207,922
	Other Assets in excess of Liabilities – 1.0%		2,418,398

	Net Assets – 100.0%		$230,626,318

ADS – American Depository Share

AG – Stock Corporation

CDO – Collateralized Debt Obligation

CLO – Collateralized Loan Obligation

LLC – Limited Liability Company

LP – Limited Partnership

N/A – Not Applicable

PLC – Public Limited Company

*
Ratings shown are per Standard & Poor’s Rating Group, Moody’s Investor Services, Inc. or Fitch Ratings. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. Although not rated, U.S. Treasury Securities have an implied rating of AA+/Aaa. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

(a)	Floating or variable rate coupon. The rate shown is as of November 30, 2012.

(b)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2012 these securities amounted to $17,289,292, which represents 7.5% of net assets.

(c)
Term loans held by the Fund have a variable interest rate feature which is periodically adjusted based on an underlying interest rate benchmark. In addition, term loans may include mandatory and/or optional prepayment terms. As a result, the actual maturity dates of the loan may be different than the amounts disclosed in the portfolios of investments. Term loans may be considered restricted in that the Fund may be contractually obligated to secure approval from the Agent Bank and/or Borrower prior to the sale or disposition of loan.

(d)	Security has a maturity of more than one year, but has a variable rate and demand features which qualify it as a short-term security. The rate shown is that earned by the Fund as of November 30, 2012.

The obligations of certain United States Government sponsored entities are neither insured nor guaranteed by the United States Treasury.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 155

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

LVL Guggenheim S&P Global Dividend Opportunities Index ETF

Number
of Shares	Description	Value

	Long-Term Investments – 96.0%
	Common Stocks – 95.9%
	Australia – 11.3%
752	ASX Ltd.	$23,096
989	Australia & New Zealand Banking Group Ltd.	25,134
2,927	Bendigo and Adelaide Bank Ltd.	24,673
411	Commonwealth Bank of Australia	25,594
505,680	David Jones Ltd.(a)	1,313,601
511,652	DUET Group	1,147,629
6,978	Metcash Ltd.	24,970
3,048	Oz Minerals Ltd.	23,372
790,748	Seven West Media Ltd.	1,340,540
497,853	Tatts Group Ltd.	1,521,798
5,761	Telstra Corp. Ltd.	25,904
1,003	Westpac Banking Corp.	26,683
		5,522,994

	Belgium – 0.0%*
795	Belgacom SA(a)	23,358

	Bermuda – 3.0%
3,363	Catlin Group Ltd.	26,021
37,371	Seadrill Ltd.	1,438,501
		1,464,522

	Canada – 2.8%
897	Bell Aliant, Inc.	24,553
883	Pembina Pipeline Corp.(a)	25,005
120,259	PetroBakken Energy Ltd., Class A(a)	1,299,017
		1,348,575

	Cayman Islands – 0.1%
48,000	Dongyue Group	26,756

	Czech Republic – 0.1%
639	CEZ AS	21,217
136	Komercni Banka AS	27,101
1,231	Telefonica Czech Republic AS	21,925
		70,243

	Denmark – 2.8%
203,382	TDC A/S	1,386,776

	Finland – 3.1%
1,124	Elisa OYJ	23,872
1,293	Fortum OYJ	23,291
52,277	Orion OYJ, Class B	1,399,944
3,845	Stora ENSO OYJ, R Shares	25,179
2,033	UPM-Kymmene OYJ	22,872
		1,495,158

See notes to financial statements.
156 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

LVL Guggenheim S&P Global Dividend Opportunities Index ETF continued

Number
of Shares	Description	Value

	France – 9.9%
1,834	AXA SA	$30,138
84,638	CNP Assurances	1,232,898
319	Fonciere DES Regions, REIT	26,777
103,672	France Telecom SA	1,097,429
26,129	Neopost SA	1,365,282
173,026	Peugeot SA(a)	1,061,502
		4,814,026

	Germany – 6.0%
122,219	Deutsche Telekom AG	1,346,374
82,929	Freenet AG	1,544,519
541	RWE AG	22,562
		2,913,455

	Hong Kong – 0.1%
86,000	Shougang Fushan Resources Group Ltd.	32,069

	Indonesia – 2.3%
274,500	Indo Tambangraya Megah TBK PT	1,123,065

	Israel – 3.2%
1,254,510	Bezeq The Israeli Telecommunication Corp. Ltd.	1,544,478

	Italy – 3.2%
1,780	Atlantia SpA	30,397
398,057	Terna Rete Elettrica Nazionale SpA(a)	1,512,757
		1,543,154

	Netherlands – 1.9%
530	Corio NV, REIT	23,750
648	Eurocommercial Properties NV, REIT	25,267
151,585	Koninklijke KPN NV	857,609
361	Wereldhave NV, REIT	22,161
		928,787

	Norway – 0.1%
1,899	Gjensidige Forsikring ASA	26,774

	Philippines – 0.0%*
350	Philippine Long Distance Telephone Co.	22,135

	Portugal – 3.0%
573,479	EDP – Energias de Portugal SA	1,451,457

	Singapore – 2.6%
13,000	Ascendas Real Estate Investment Trust, REIT	25,564
9,000	Keppel Land Ltd.	26,548
6,000	SembCorp Marine Ltd.	22,418
1,018,000	STX OSV Holdings Ltd.	1,155,254
20,000	Suntec Real Estate Investment Trust, REIT	26,548
		1,256,332

	South Africa – 2.7%
5,518	African Bank Investments Ltd.	19,694
21,157	Kumba Iron Ore Ltd.(a)	1,295,827
		1,315,521

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 157

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

LVL Guggenheim S&P Global Dividend Opportunities Index ETF continued

Number
of Shares	Description	Value

	South Korea – 0.1%
1,587	KT Corp., ADR	$27,312

	Spain – 6.8%
80,065	ACS Actividades de Construccion y Servicios SA	1,711,418
1,303	Enagas SA	26,666
2,098	Ferrovial SA	31,093
12,033	Mapfre SA	33,836
536	Red Electrica Corporacion	24,838
112,578	Telefonica SA	1,477,367
		3,305,218

	Sweden – 3.1%
1,483	Skanska AB	23,541
86,621	Tele2 AB	1,512,911
		1,536,452

	Taiwan – 0.4%
765	Chunghwa Telecom Co. Ltd., ADR	24,595
94,399	United Microelectronics Corp., ADR	180,302
		204,897

	Turkey – 4.3%
19,684	Eregli Demir ve Celik Fabrikalari TAS	24,799
64,126	Tupras Turkiye Petrol Rafinerileri AS	1,712,708
102,908	Turk Telekomunikasyon AS	384,907
		2,122,414

	United Kingdom – 6.1%
1,228	Admiral Group PLC	22,022
507	AstraZeneca PLC	24,104
301,515	Aviva PLC	1,693,695
362,813	Firstgroup PLC	1,085,008
17,772	Home Retail Group PLC(a)	31,815
2,148	National Grid PLC(a)	24,270
1,032	SSE PLC	23,569
6,176	Standard Life PLC	31,673
8,597	TUI Travel PLC	37,380
8,140	Vodafone Group PLC	21,023
		2,994,559

	United States – 16.9%
651	American Capital Agency Corp., REIT	20,539
81,028	Annaly Capital Management, Inc., REIT	1,192,732
84,260	Ares Capital Corp.	1,494,773
1,663	Capstead Mortgage Corp., REIT	20,189
584,442	Chimera Investment Corp., REIT	1,601,371
358	Diamond Offshore Drilling, Inc.	24,702
783	Hatteras Financial Corp., REIT	20,875
672	Highwoods Properties, Inc., REIT	21,665
934	Hospitality Properties Trust, REIT	21,202
73,642	Invesco Mortgage Capital, Inc., REIT	1,559,001
566	Mercury General Corp.	23,557

See notes to financial statements.
158 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2012

LVL Guggenheim S&P Global Dividend Opportunities Index ETF continued

Number
of Shares	Description	Value

	United States continued
26,447	MFA Financial, Inc., REIT	$222,419
1,840	New York Community Bancorp, Inc.	23,939
108,808	Prospect Capital	1,145,748
656	TAL International Group, Inc.	22,337
51,231	Vector Group Ltd.	826,868
		8,241,917

	Total Common Stocks – 95.9%
	(Cost $49,422,320)	46,742,404

	Preferred Stocks – 0.1%
	Brazil – 0.1%
1,242	Cia Energetica de Minas Gerais, ADR	15,202
1,201	Vale SA, ADR	20,525
		35,727

	Germany – 0.0%*
1,027	ProSiebenSat.1 Media AG	30,060

	Total Preferred Stocks – 0.1%
	(Cost $76,986)	65,787

	Total Long-Term Investments – 96.0%
	(Cost $49,499,306)	46,808,191

	Investments of Collateral for Securities Loaned – 10.5%
5,106,896	BNY Mellon Securities Lending Overnight Fund, 0.2159%(b)(c )
	(Cost $5,106,896)	5,106,896

	Total Investments – 106.5%
	(Cost $54,606,202)	51,915,087
	Liabilities in excess of Other Assets – (6.5%)	(3,154,463)

	Net Assets – 100.0%	$48,760,624

AB – Stock Company

ADR – American Depositary Receipt

AG – Stock Corporation

AS – Joint Stock Company

ASA – Stock Company

NV – Publicly Traded Company

OYJ – Public Traded Company

PLC – Public Limited Company

REIT – Real Estate Investment Trust

SA – Corporation

SpA – Limited Share Company

*	Less than 0.1%

(a)	Security, or portion thereof, was on loan at November 30, 2012.

(b)	At November 30, 2012, the total market value of the Fund’s securities on loan was $4,844,945 and the total market value of the collateral held by the Fund was $5,106,896.

(c)	Interest rate shown reflects yield as of November 30, 2012.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 159

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)	November 30, 2012

	Guggenheim BulletShares 2012 Corporate Bond ETF (BSCC)	Guggenheim BulletShares 2013 Corporate Bond ETF (BSCD)	Guggenheim BulletShares 2014 Corporate Bond ETF (BSCE)
Assets
Investments in securities, at value (including securities on loan)	$4,867,448	$156,728,188	$176,487,551
Short term investments, at value	98,298,450	—	—
Cash	2,389,696	1,804,483	770,267
Foreign currency, at value	—	—	—
Receivables:
Fund shares sold	—	—	—
Dividends	—	—	—
Tax reclaims	—	—	—
Interest	232,443	1,623,444	1,793,904
Securities lending income	—	1,186	875
Investments sold	—	—	—
Due from Adviser	—	—	—
Other assets	—	—	—
Total assets	105,788,037	160,157,301	179,052,597
Liabilities
Payables:
Investments purchased	4,499,700	—	—
Administration fee	—	—	—
Collateral for securities on loan	—	525,000	545,000
Accrued advisory fees	19,975	31,483	34,447
Accrued expenses	—	—	—
Total liabilities	4,519,675	556,483	579,447
Net Assets	$101,268,362	$159,600,818	$178,473,150
Composition of Net Assets
Paid-in capital	$101,246,101	$158,722,847	$176,036,117
Accumulated undistributed net investment income (loss)	3,215	162,670	226,825
Accumulated net realized gain (loss) on investments and currency transactions	20,788	46,627	40,498
Net unrealized appreciation (depreciation) on investments and currency translation	(1,742)	668,674	2,169,710
Net Assets	$101,268,362	$159,600,818	$178,473,150
Shares outstanding ($0.01 par value with unlimited amount authorized)	4,950,000	7,650,000	8,400,000
Net Asset Value Per Share	$20.46	$20.86	$21.25
Investments in securities, at cost	$4,867,645	$156,059,514	$174,317,841
Short term investments, at cost	$98,299,995	$—	$—
Foreign currency, at cost	$—	$—	$—
Securities on loan, at value	$—	$510,435	$518,462

See notes to financial statements.
160 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

November 30, 2012

Guggenheim BulletShares 2015 Corporate Bond ETF (BSCF)	Guggenheim BulletShares 2016 Corporate Bond ETF (BSCG)	Guggenheim BulletShares 2017 Corporate Bond ETF (BSCH)	Guggenheim BulletShares 2018 Corporate Bond ETF (BSCI)	Guggenheim BulletShares 2019 Corporate Bond ETF (BSCJ)	Guggenheim BulletShares 2020 Corporate Bond ETF (BSCK)	Guggenheim BulletShares 2012 High Yield Corporate Bond ETF (BSJC)

$158,127,968	$155,262,133	$174,269,724	$31,091,592	$12,409,330	$15,790,660	$11,460,829
—	—	—	—	—	—	61,595,811
1,260,376	1,170,382	627,604	3,980,258	219,776	1,083,376	514,653
—	—	—	—	—	—	—

—	—	—	3,170,311	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
1,394,429	1,523,802	1,736,012	281,207	154,806	173,804	217,302
109	1,066	962	—	—	—	148
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
160,782,882	157,957,383	176,634,302	38,523,368	12,783,912	17,047,840	73,788,743

—	—	—	6,886,169	120,879	1,063,337	2,499,833
—	—	—	—	—	—	—
492,050	1,100,000	1,722,900	—	—	—	—
31,598	30,153	33,213	4,417	2,493	2,560	24,596
—	—	—	—	—	—	—
523,648	1,130,153	1,756,113	6,890,586	123,372	1,065,897	2,524,429
$160,259,234	$156,827,230	$174,878,189	$31,632,782	$12,660,540	$15,981,943	$71,264,314

$155,971,395	$151,078,950	$167,143,145	$31,071,558	$12,131,482	$15,291,025	$70,586,390
252,113	270,171	326,180	40,668	28,389	32,629	84,501
178,590	237,522	209,062	(845)	2,193	33,668	447,505
3,857,136	5,240,587	7,199,802	521,401	498,476	624,621	145,918
$160,259,234	$156,827,230	$174,878,189	$31,632,782	$12,660,540	$15,981,943	$71,264,314
7,350,000	7,050,000	7,650,000	1,500,000	600,000	750,000	2,800,000
$21.80	$22.24	$22.86	$21.09	$21.10	$21.31	$25.45
$154,270,832	$150,021,546	$167,069,922	$30,570,191	$11,910,854	$15,166,039	$11,314,902
$—	$—	$—	$—	$—	$—	$61,595,820
$—	$—	$—	$—	$—	$—	$—
$480,250	$1,070,550	$1,670,268	$—	$—	$—	$—

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 161

STATEMENT OF ASSETS AND LIABILITIES (Unaudited) continued	November 30, 2012

	Guggenheim BulletShares 2013 High Yield Corporate Bond ETF (BSJD)	Guggenheim BulletShares 2014 High Yield Corporate Bond ETF (BSJE)
Assets
Investments in securities, at value (including securities on loan)	$194,720,699	$181,940,914
Short term investments, at value	—	—
Cash	3,518,065	199,969
Foreign currency, at value	—	—
Receivables:
Fund shares sold	—	—
Dividends	—	—
Tax reclaims	—	—
Interest	4,751,721	3,563,583
Securities lending income	3,845	4,239
Investments sold	1,154,498	688,648
Due from Adviser	—	—
Other assets	—	—
Total assets	204,148,828	186,397,353
Liabilities
Payables:
Investments purchased	5,165,413	524,726
Administration fee payable	—	—
Collateral for securities on loan	2,975,308	3,695,350
Accrued advisory fees	66,892	61,968
Accrued expenses	—	—
Total liabilities	8,207,613	4,282,044
Net Assets	$195,941,215	$182,115,309
Composition of Net Assets
Paid-in capital	$193,122,654	$177,455,047
Accumulated undistributed net investment income (loss)	657,203	752,324
Accumulated net realized gain (loss) on investments and currency transactions	500,847	430,727
Net unrealized appreciation (depreciation) on investments and currency translation	1,660,511	3,477,211
Net Assets	$195,941,215	$182,115,309
Shares outstanding ($0.01 par value with unlimited amount authorized)	7,600,000	6,900,000
Net Asset Value Per Share	$25.78	$26.39
Investments in securities, at cost	$193,060,188	$178,463,703
Short term investments, at cost	$—	$—
Foreign currency, at cost	$—	$—
Securities on loan, at value	$2,900,248	$3,611,895
See notes to financial statements.
162 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

November 30, 2012

Guggenheim BulletShares 2015 High Yield Corporate Bond ETF (BSJF)	Guggenheim BulletShares 2016 High Yield Corporate Bond ETF (BSJG)	Guggenheim BulletShares 2017 High Yield Corporate Bond ETF (BSJH)	Guggenheim BulletShares 2018 High Yield Corporate Bond ETF (BSJI)	Guggenheim Enhanced Core Bond ETF (GIY)	Guggenheim Enhanced Short Duration Bond ETF (GSY)	Guggenheim S&P Global Dividend Opportunities Index ETF (LVL)

$331,131,339	$40,162,968	$22,023,921	$29,065,716	$4,083,053	$106,290,524	$51,915,087
—	—	—	—	1,276,580	121,917,398	—
273,062	135,024	2,091	1,915	—	4,501,421	15,319
—	—	—	—	—	—	1,963,675

—	—	—	—	—	—	—
—	—	—	—	—	—	19,603
—	—	—	—	—	—	12,253
6,490,095	789,394	423,679	475,093	27,093	596,059	—
6,352	829	1,585	1,223	—	8,004	8,899
4,288,246	—	—	40,509	—	6,909,305	—
—	—	—	—	44,013	—	56,312
—	—	—	—	746	2,114	2,091
342,189,094	41,088,215	22,451,276	29,584,456	5,431,485	240,224,825	53,993,239

5,195,337	363,271	—	—	99,991	9,486,473	—
—	—	—	—	—	5,234	—
4,022,420	1,764,410	1,505,100	1,048,368	—	—	5,106,896
109,152	12,300	6,829	9,411	—	21,008	—
—	—	—	—	46,889	85,792	125,719
9,326,909	2,139,981	1,511,929	1,057,779	146,880	9,598,507	5,232,615
$332,862,185	$38,948,234	$20,939,347	$28,526,677	$5,284,605	$230,626,318	48,760,624

$324,479,199	$38,174,625	$20,498,847	$27,925,689	$5,056,891	$229,504,586	$65,334,432
1,590,426	155,978	90,323	133,300	14,210	266,150	206,493
321,221	7,169	(10,878)	(56)	43,378	284,494	(14,085,880)
6,471,339	610,462	361,055	467,744	170,126	571,088	(2,694,421)
$332,862,185	$38,948,234	$20,939,347	$28,526,677	$5,284,605	$230,626,318	$48,760,624
12,600,000	1,500,000	800,000	1,100,000	100,000	4,600,000	3,840,000
$26.42	$25.97	$26.17	$25.93	$52.85	$50.14	$12.70
$324,660,000	$39,552,506	$21,662,866	$28,597,972	$3,912,956	$105,720,859	$54,606,202
$—	$—	$—	$—	$1,276,551	$121,915,975	$—
$—	$—	$—	$—	$—	$—	$1,963,675
$3,922,001	$1,726,150	$1,469,314	$1,025,576	$—	$—	$4,844,945

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 163

STATEMENT OF OPERATIONS For the six months ended November 30, 2012 (Unaudited)	November 30, 2012

	Guggenheim BulletShares 2012 Corporate Bond ETF (BSCC)	Guggenheim BulletShares 2013 Corporate Bond ETF (BSCD)	Guggenheim BulletShares 2014 Corporate Bond ETF (BSCE)
Investment Income
Dividend income	$—	$—	$—
Less Return of capital distributions received	—	—	—
Foreign taxes withheld	—	—	—
Net dividend income	—	—	—
Interest	367,777	1,140,592	1,451,516
Net securities lending income	1,528	7,393	5,333
Total investment income	369,305	1,147,985	1,456,849
Expenses
Advisory fee <Note 3>	121,905	183,958	191,643
Administration fee	—	—	—
Custodian fee	—	—	—
Licensing	—	—	—
Listing fee and expenses	—	—	—
Printing expenses	—	—	—
Professional fees	—	—	—
Registration & filings	—	—	—
Trustees’ fees and expenses	—	—	—
Miscellaneous	—	—	—
Total expenses	121,905	183,958	191,643
Advisory fees waived	—	—	—
Other expenses waived or reimbursed	—	—	—
Net Expenses	121,905	183,958	191,643
Net Investment Income (Loss)	247,400	964,027	1,265,206
Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on
Investments	8,024	54,059	50,045
In-kind transactions	—	—	—
Foreign currency transactions	—	—	—
Net realized gain (loss)	8,024	54,059	50,045
Net change in unrealized appreciation (depreciation) on Investments	(13,156)	153,671	1,440,914
Foreign currency translation	—	—	—
Net unrealized appreciation (depreciation)	(13,156)	153,671	1,440,914
Net realized and unrealized gain (loss)	(5,132)	207,730	1,490,959
Net Increase (Decrease) in Net Assets Resulting from Operations	$242,268	$1,171,757	$2,756,165

See notes to financial statements.
164 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

November 30, 2012

Guggenheim BulletShares 2015 Corporate Bond ETF (BSCF)	Guggenheim BulletShares 2016 Corporate Bond ETF (BSCG)	Guggenheim BulletShares 2017 Corporate Bond ETF (BSCH)	Guggenheim BulletShares 2018 Corporate Bond ETF (BSCI)	Guggenheim BulletShares 2019 Corporate Bond ETF (BSCJ)	Guggenheim BulletShares 2020 Corporate Bond ETF (BSCK)	Guggenheim BulletShares 2012 High Yield Corporate Bond ETF (BSJC)

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
1,603,266	1,697,454	1,958,227	178,723	161,758	185,877	1,047,123
369	4,781	3,613	—	5	—	3,786
1,603,635	1,702,235	1,961,840	178,723	161,763	185,877	1,050,909

172,173	163,332	167,666	16,911	12,558	13,538	150,214
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
172,173	163,332	167,666	16,911	12,558	13,538	150,214
—	—	—	—	—	—	—
—	—	—	—	—	—	—
172,173	163,332	167,666	16,911	12,558	13,538	150,214
1,431,462	1,538,903	1,794,174	161,812	149,205	172,339	900,695

185,802	262,447	231,039	2,920	2,193	33,668	199,079
—	—	—	—	—	—	—
—	—	—	—	—	—	—
185,802	262,447	231,039	2,920	2,193	33,668	199,079
2,600,739	3,136,625	5,346,253	534,271	403,441	502,400	29,834
—	—	—	—	—	—	—
2,600,739	3,136,625	5,346,253	534,271	403,441	502,400	29,834
2,786,541	3,399,072	5,577,292	537,191	405,634	536,068	228,913
$4,218,003	$4,937,975	$7,371,466	$699,003	$554,839	$708,407	$1,129,608

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 165

STATEMENT OF OPERATIONS (Unaudited) continued	November 30, 2012

	Guggenheim		Guggenheim
	BulletShares 2013		BulletShares 2014
	High Yield		High Yield
	Corporate Bond ETF		Corporate Bond ETF
	(BSJD	)	(BSJE	)
Investment Income
Dividend income	$26,254		$17,039
Less Return of capital distributions received	—		—
Foreign taxes withheld	—		—
Net dividend income	26,254		17,039
Interest	4,221,851		3,678,488
Net securities lending income	19,573		19,576
Total investment income	4,267,678		3,715,103
Expenses
Advisory fee <Note 3>	371,334		306,524
Administration fee	—		—
Custodian fee	—		—
Licensing	—		—
Listing fee and expenses	—		—
Printing expenses	—		—
Professional fees	—		—
Registration & filings	—		—
Trustees’ fees and expenses	—		—
Miscellaneous	—		—
Total expenses	371,334		306,524
Advisory fees waived	—		—
Other expenses waived or reimbursed	—		—
Net Expenses	371,334		306,524
Net Investment Income (Loss)	3,896,344		3,408,579
Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on
Investments	727,590		437,459
In-kind transactions	—		—
Foreign currency transactions	—		—
Net realized gain (loss)	727,590		437,459
Net change in unrealized appreciation (depreciation) on
Investments	1,497,515		2,981,320
Foreign currency translation	—		—
Net unrealized appreciation (depreciation)	1,497,515		2,981,320
Net realized and unrealized gain (loss)	2,225,105		3,418,779
Net Increase (Decrease) in Net Assets Resulting from Operations	$6,121,449		$6,827,358

See notes to financial statements.
166 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

November 30, 2012

Guggenheim BulletShares 2015 High Yield Corporate Bond ETF (BSJF)	Guggenheim BulletShares 2016 High Yield Corporate Bond ETF (BSJG)	Guggenheim BulletShares 2017 High Yield Corporate Bond ETF (BSJH)	Guggenheim BulletShares 2018 High Yield Corporate Bond ETF (BSJI)	Guggenheim Enhanced Core Bond ETF (GIY)	Guggenheim Enhanced Short Duration Bond ETF (GSY)	Guggenheim S&P Global Dividend Opportunities Index ETF (LVL)

$37,166	$5,613	$3,843	$6,071	$—	$138,177	$1,824,394
—	—	—	—	—	—	(60,178)
—	—	—	—	—	—	(120,587)
37,166	5,613	3,843	6,071	—	138,177	1,643,629
7,936,437	644,970	369,496	533,221	67,957	861,225	—
40,907	2,109	3,068	3,762	—	14,488	77,341
8,014,510	652,692	376,407	543,054	67,957	1,013,890	1,720,970

555,664	46,998	27,386	35,650	5,285	190,139	124,441
—	—	—	—	727	26,313	6,844
—	—	—	—	20,709	29,304	52,793
—	—	—	—	—	—	24,266
—	—	—	—	2,500	2,500	2,500
—	—	—	—	5,658	16,127	10,767
—	—	—	—	8,521	14,495	13,500
—	—	—	—	—	3,446	738
—	—	—	—	1,565	4,196	2,308
—	—	—	—	10,119	12,131	8,164
555,664	46,998	27,386	35,650	55,084	298,651	246,321
—	—	—	—	(5,285)	(35,355)	(84,548)
—	—	—	—	(42,664)	—	—
555,664	46,998	27,386	35,650	7,135	263,296	161,773
7,458,846	605,694	349,021	507,404	60,822	750,594	1,559,197

476,339	9,726	(8,090)	643	(19,775)	260,629	(4,937,559)
—	—	—	—	—	—	578,555
—	—	—	—	—	—	(12,443)
476,339	9,726	(8,090)	643	(19,775)	260,629	(4,371,447)

8,488,302	742,846	468,451	595,883	45,736	426,990	8,166,838
—	—	—	—	—	—	(3,002)
8,488,302	742,846	468,451	595,883	45,736	426,990	8,163,836
8,964,641	752,572	460,361	596,526	25,961	687,619	3,792,389
$16,423,487	$1,358,266	$809,382	$1,103,930	$86,783	$1,438,213	$5,351,586

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 167

STATEMENT OF CHANGES IN NET ASSETS	November 30, 2012

	Guggenheim BulletShares 2012 Corporate Bond ETF (BSCC)		Guggenheim BulletShares 2013 Corporate Bond ETF (BSCD)
	For the Six Months Ended November 30, 2012 (unaudited)	For the Year Ended May 31, 2012	For the Six Months Ended November 30, 2012 (unaudited)	For the Year Ended May 31, 2012

Change in Net Assets Resulting from Operations
Net investment income (loss)	$247,400	$871,217	$964,027	$1,555,783
Net realized gain (loss)	8,024	12,764	54,059	(7,432)
Net unrealized appreciation (depreciation)	(13,156)	(289,251)	153,671	(24,975)
Net increase (decrease) in net assets resulting from operations	242,268	594,730	1,171,757	1,523,376
Distribution to Shareholders
From and in excess of net investment income	(321,750)	(853,200)	(966,600)	(1,478,100)
Capital gains	—	—	—	—
Total distributions	(321,750)	(853,200)	(966,600)	(1,478,100)
Capital Share Transactions
Proceeds from sale of shares	—	30,725,486	18,807,072	68,603,555
Cost of shares redeemed	—	—	—	—
Net increase (decrease) from capital share transactions	—	30,725,486	18,807,072	68,603,555
Total increase (decrease) in net assets	(79,482)	30,467,016	19,012,229	68,648,831
Net Assets
Beginning of period	101,347,844	70,880,828	140,588,589	71,939,758
End of period	$101,268,362	$101,347,844	$159,600,818	$140,588,589
Accumulated undistributed net investment income (loss) at end of period	$3,215	$77,565	$162,670	$165,243
Changes in Shares Outstanding
Shares sold	—	1,500,000	900,000	3,300,000
Shares redeemed	—	—	—	—
Shares outstanding, beginning of period	4,950,000	3,450,000	6,750,000	3,450,000
Shares outstanding, end of period	4,950,000	4,950,000	7,650,000	6,750,000

1	Commencement of investment operations – March 28, 2012

2	Commencement of investment operations – April 25, 2012

See notes to financial statements.
168 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

November 30, 2012

Guggenheim BulletShares 2014 Corporate Bond ETF (BSCE)		Guggenheim BulletShares 2015 Corporate Bond ETF (BSCF)		Guggenheim BulletShares 2016 Corporate Bond ETF (BSCG)
For the Six Months Ended November 30, 2012 (unaudited)	For the Year Ended May 31, 2012	For the Six Months Ended November 30, 2012 (unaudited)	For the Year Ended May 31, 2012	For the Six Months Ended November 30, 2012 (unaudited)	For the Year Ended May 31, 2012

$1,265,206	$1,789,740	$1,431,462	$1,699,111	$1,538,903	$1,855,036
50,045	(9,547)	185,802	(6,186)	262,447	(24,925)
1,440,914	(126,117)	2,600,739	499,919	3,136,625	1,479,004

2,756,165	1,654,076	4,218,003	2,192,844	4,937,975	3,309,115

(1,251,150)	(1,697,550)	(1,399,050)	(1,577,250)	(1,516,200)	(1,703,700)
—	—	—	—	—	—
(1,251,150)	(1,697,550)	(1,399,050)	(1,577,250)	(1,516,200)	(1,703,700)

35,011,367	84,994,388	35,722,938	86,064,988	36,426,542	86,516,723
—	—	—	—	—	—

35,011,367	84,994,388	35,722,938	86,064,988	36,426,542	86,516,723
36,516,382	84,950,914	38,541,891	86,680,582	39,848,317	88,122,138

141,956,768	57,005,854	121,717,343	35,036,761	116,978,913	28,856,775
$178,473,150	$141,956,768	$160,259,234	$121,717,343	$156,827,230	$116,978,913

$226,825	$212,769	$252,113	$219,701	$270,171	$247,468

1,650,000	4,050,000	1,650,000	4,050,000	1,650,000	4,050,000
—	—	—	—	—	—
6,750,000	2,700,000	5,700,000	1,650,000	5,400,000	1,350,000
8,400,000	6,750,000	7,350,000	5,700,000	7,050,000	5,400,000

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 169

STATEMENT OF CHANGES IN NET ASSETS continued	November 30, 2012

	Guggenheim BulletShares 2017 Corporate Bond ETF (BSCH)		Guggenheim BulletShares 2018 Corporate Bond ETF (BSCI)
	For the Six Months Ended November 30, 2012 (unaudited)	For the Year Ended May 31, 2012	For the Six Months Ended November 30, 2012 (unaudited)	For the Period Ended May 31, 20121
Change in Net Assets Resulting from Operations
Net investment income (loss)	$1,794,174	$1,850,407	$161,812	$22,856
Net realized gain (loss)	231,039	(21,977)	2,920	(3,765)
Net unrealized appreciation (depreciation)	5,346,253	1,093,450	534,271	(12,870)
Net increase (decrease) in net assets resulting from operations	7,371,466	2,921,880	699,003	6,221
Distribution to Shareholders
From and in excess of net investment income	(1,745,250)	(1,670,100)	(135,600)	(8,400)
Capital gains	—	—	—	—
Total distributions	(1,745,250)	(1,670,100)	(135,600)	(8,400)
Capital Share Transactions
Proceeds from sale of shares	54,287,201	84,567,681	25,058,574	6,012,984
Cost of shares redeemed	—	—	—	—
Net increase (decrease) from capital share transactions	54,287,201	84,567,681	25,058,574	6,012,984
Total increase (decrease) in net assets	59,913,417	85,819,461	25,621,977	6,010,805
Net Assets
Beginning of period	114,964,772	29,145,311	6,010,805	—
End of period	$174,878,189	$114,964,772	$31,632,782	$6,010,805
Accumulated undistributed net investment income (loss) at end of period	$326,180	$277,256	$40,668	$14,456
Changes in Shares Outstanding
Shares sold	2,400,000	3,900,000	1,200,000	300,000
Shares redeemed	—	—	—	—
Shares outstanding, beginning of period	5,250,000	1,350,000	300,000	—
Shares outstanding, end of period	7,650,000	5,250,000	1,500,000	300,000

1	Commencement of investment operations – March 28, 2012

2	Commencement of investment operations – April 25, 2012

See notes to financial statements.
170 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

November 30, 2012

Guggenheim BulletShares 2019 Corporate Bond ETF (BSCJ)		Guggenheim BulletShares 2020 Corporate Bond ETF (BSCK)		Guggenheim BulletShares 2012 High Yield Corporate Bond ETF (BSJC)
For the Six Months Ended November 30, 2012 (unaudited)	For the Period Ended May 31, 20121	For the Six Months Ended November 30, 2012 (unaudited)	For the Period Ended May 31, 20121	For the Six Months Ended November 30, 2012 (unaudited)	For the Year Ended May 31, 2012

$149,205	$43,284	$172,339	$45,990	$900,695	$2,138,207
2,193	—	33,668	—	199,079	254,936
403,441	95,035	502,400	122,221	29,834	20,517

554,839	138,319	708,407	168,211	1,129,608	2,413,660

(145,200)	(18,900)	(165,450)	(20,250)	(1,044,400)	(1,988,600)
—	—	—	—	—	—
(145,200)	(18,900)	(165,450)	(20,250)	(1,044,400)	(1,988,600)

3,131,409	9,000,073	6,291,248	8,999,777	—	42,740,016
—	—	—	—	—	—

3,131,409	9,000,073	6,291,248	8,999,777	—	42,740,016
3,541,048	9,119,492	6,834,205	9,147,738	85,208	43,165,076

9,119,492	—	9,147,738	—	71,179,106	28,014,030
$12,660,540	$9,119,492	$15,981,943	$9,147,738	$71,264,314	$71,179,106

$28,389	$24,384	$32,629	$25,740	$84,501	$228,206

150,000	450,000	300,000	450,000	—	1,700,000
—	—	—	—	—	—
450,000	—	450,000	—	2,800,000	1,100,000
600,000	450,000	750,000	450,000	2,800,000	2,800,000

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 171

STATEMENT OF CHANGES IN NET ASSETS continued	November 30, 2012

	Guggenheim BulletShares 2013 High Yield Corporate Bond ETF (BSJD)		Guggenheim BulletShares 2014 High Yield Corporate Bond ETF (BSJE)
	For the		For the
	Six Months		Six Months
	Ended	For the Year	Ended	For the Year
	November 30, 2012	Ended	November 30, 2012	Ended
	(unaudited)	May 31, 2012	(unaudited)	May 31, 2012
Change in Net Assets Resulting from Operations
Net investment income (loss)	$3,896,344	$3,867,954	$3,408,579	$2,847,765
Net realized gain (loss)	727,590	(226,743)	437,459	57,285
Net unrealized appreciation (depreciation)	1,497,515	(47,970)	2,981,320	357,259
Net increase (decrease) in net assets resulting from operations	6,121,449	3,593,241	6,827,358	3,262,309
Distribution to Shareholders
From and in excess of net investment income	(3,830,800)	(3,377,800)	(3,174,900)	(2,473,400)
Capital gains	–	(3,300)	–	–
Total distributions	(3,830,800)	(3,381,100)	(3,174,900)	(2,473,400)
Capital Share Transactions
Proceeds from sale of shares	48,863,381	116,298,798	75,902,796	83,768,179
Cost of shares redeemed	–	–	–	–
Net increase (decrease) from capital share transactions	48,863,381	116,298,798	75,902,796	83,768,179
Total increase (decrease) in net assets	51,154,030	116,510,939	79,555,254	84,557,088
Net Assets
Beginning of period	144,787,185	28,276,246	102,560,055	18,002,967
End of period	$195,941,215	$144,787,185	$182,115,309	$102,560,055
Accumulated undistributed net investment income (loss) at end of period	$657,203	$591,659	$752,324	$518,645
Changes in Shares Outstanding
Shares sold	1,900,000	4,600,000	2,900,000	3,300,000
Shares redeemed	–	–	–	–
Shares outstanding, beginning of period	5,700,000	1,100,000	4,000,000	700,000
Shares outstanding, end of period	7,600,000	5,700,000	6,900,000	4,000,000

1	Commencement of investment operations – March 28, 2012

2	Commencement of investment operations – April 25, 2012

See notes to financial statements.
172 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

November 30, 2012

Guggenheim BulletShares 2015 High Yield Corporate Bond ETF (BSJF)		Guggenheim BulletShares 2016 High Yield Corporate Bond ETF (BSJG)		Guggenheim BulletShares 2017 High Yield Corporate Bond ETF (BSJH)
For the Six Months Ended November 30, 2012 (unaudited)	For the Year Ended May 31, 2012	For the Six Months Ended November 30, 2012 (unaudited)	For the Period Ended May 31, 20122	For the Six Months Ended November 30, 2012 (unaudited)	For the Period Ended May 31, 20122

$7,458,846	$3,691,633	$605,694	$27,984	$349,021	$27,402
476,339	(27,486)	9,726	(2,557)	(8,090)	(2,788)
8,488,302	(2,094,010)	742,846	(132,384)	468,451	(107,396)

16,423,487	1,570,137	1,358,266	(106,957)	809,382	(82,782)

(6,934,100)	(2,817,800)	(477,700)	—	(286,100)	—
—	—	—	—	—	—
(6,934,100)	(2,817,800)	(477,700)	—	(286,100)	—

127,691,897	184,064,874	30,619,318	7,555,307	12,941,730	7,557,117
—	—	—	—	—	—

127,691,897	184,064,874	30,619,318	7,555,307	12,941,730	7,557,117
137,181,284	182,817,211	31,499,884	7,448,350	13,465,012	7,474,335

195,680,901	12,863,690	7,448,350	—	7,474,335	—
$332,862,185	$195,680,901	$38,948,234	$7,448,350	$20,939,347	$7,474,335

$1,590,426	$1,065,680	$155,978	$27,984	$90,323	$27,402

4,900,000	7,200,000	1,200,000	300,000	500,000	300,000
—	—	—	—	—	—
7,700,000	500,000	300,000	—	300,000	—
12,600,000	7,700,000	1,500,000	300,000	800,000	300,000

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 173

STATEMENT OF CHANGES IN NET ASSETS continued	November 30, 2012

	Guggenheim BulletShares 2018 High Yield Corporate Bond ETF (BSJI)
	For the Six Months Ended November 30, 2012 (unaudited)	For the Period Ended May 31, 20122
Change in Net Assets Resulting from Operations
Net investment income (loss)	$507,404	$21,296
Net realized gain (loss)	643	(699)
Net unrealized appreciation (depreciation)	595,883	(128,139)
Net increase (decrease) in net assets resulting
from operations	1,103,930	(107,542)
Distribution to Shareholders
From and in excess of net investment income	(395,400)	—
Capital gains	—	—
Total distributions	(395,400)	—
Capital Share Transactions
Proceeds from sale of shares	22,894,888	5,030,801
Cost of shares redeemed	—	—
Net increase (decrease) from capital
share transactions	22,894,888	5,030,801
Total increase (decrease) in net assets	23,603,418	4,923,259
Net Assets
Beginning of period	4,923,259	—
End of period	$28,526,677	$4,923,259
Accumulated undistributed net investment income (loss) at end of period	$133,300	$21,296
Changes in Shares Outstanding
Shares sold	900,000	200,000
Shares redeemed	—	—
Shares outstanding, beginning of period	200,000	—
Shares outstanding, end of period	1,100,000	200,000

1	Commencement of investment operations – March 28, 2012

2	Commencement of investment operations – April 25, 2012

See notes to financial statements.
174 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

November 30, 2012

Guggenheim Enhanced Core Bond ETF (GIY)		Guggenheim Enhanced Short Duration Bond ETF (GSY)		Guggenheim S&P Global Dividend Opportunities Index ETF (LVL)
For the Six Months Ended November 30, 2012 (unaudited)	For the Year Ended May 31, 2012	For the Six Months Ended November 30, 2012 (unaudited)	For the Year Ended May 31, 2012	For the Six Months Ended November 30, 2012 (unaudited)	For the Year Ended May 31, 2012
$60,822	$94,388	$750,594	$263,291	$1,559,197	$3,771,902
(19,775)	244,612	260,629	(11,688)	(4,371,447)	(2,501,233)
45,736	(13,484)	426,990	144,010	8,163,836	(12,173,419)

86,783	325,516	1,438,213	395,613	5,351,586	(10,902,750)

(58,800)	(82,200)	(551,000)	(160,600)	(2,898,240)	(2,329,280)
—	(290,800)	—	(3,600)	—	—
(58,800)	(373,000)	(551,000)	(164,200)	(2,898,240)	(2,329,280)

—	—	95,042,969	149,524,619	12,480,605	47,840,761
—	—	(25,035,910)	(9,957,217)	(17,533,804)	(21,639,679)

—	—	70,007,059	139,567,402	(5,053,199)	26,201,082
27,983	(47,484)	70,894,272	139,798,815	(2,599,853)	12,969,052

5,256,622	5,304,106	159,732,046	19,933,231	51,360,477	38,391,425
$5,284,605	$5,256,622	$230,626,318	$159,732,046	$48,760,624	$51,360,477
$14,210	$12,188	$266,150	$66,556	$206,493	$1,545,536

—	—	1,900,000	3,000,000	1,040,000	3,440,000
—	—	(500,000)	(200,000)	(1,440,000)	(1,600,000)
100,000	100,000	3,200,000	400,000	4,240,000	2,400,000
100,000	100,000	4,600,000	3,200,000	3,840,000	4,240,000

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 175

FINANCIAL HIGHLIGHTS	November 30, 2012

BSCC Guggenheim BulletShares 2012 Corporate Bond ETF

	For the			For the Period
	Six Months Ended		For the Year	June 7, 2010*
Per share operating performance	November 30, 2012		Ended	through
for a share outstanding throughout the period	(unaudited	)	May 31, 2012	May 31, 2011
Net asset value, beginning of period	$20.47		$20.55	$20.04
Income from investment operations
Net investment income (a)	0.05		0.19	0.23
Net realized and unrealized gain/(loss)	0.01		(0.08)	0.49
Total from investment operations	0.06		0.11	0.72
Distributions to Shareholders
From and in excess of net investment income	(0.07)		(0.19)	(0.21)
Capital gains	—		—	(0.00	)(e)
Total distributions	(0.07)		(0.19)	(0.21)
Net asset value, end of period	$20.46		$20.47	$20.55
Market value, end of period	$20.40		$20.42	$20.67
Total return (b)
Net asset value	0.27%		0.55%	3.61%

Ratios and supplemental data
Net assets, end of period (thousands)	$101,268		$101,348	$70,881
Ratio of net expenses to average net assets	0.24	%(c)	0.24%	0.24	%(c)
Ratio of net investment income to average net assets	0.49	%(c)	0.95%	1.16	%(c)
Portfolio turnover rate (d)	0%		13%	3%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

(e)	Amount is less than $0.01.

See notes to financial statements.
176 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	November 30, 2012

BSCD Guggenheim BulletShares 2013 Corporate Bond ETF

	For the Six			For the Period
	Months Ended		For the	June 7, 2010*
Per share operating performance	November 30, 2012		Year Ended	through
for a share outstanding throughout the period	(unaudited	)	May 31, 2012	May 31, 2011
Net asset value, beginning of period	$20.83		$20.85	$20.08
Income from investment operations
Net investment income (a)	0.13		0.30	0.30
Net realized and unrealized gain (loss)	0.03		(0.02)	0.73
Total from investment operations	0.16		0.28	1.03
Distributions to shareholders
From net investment income	(0.13)		(0.30)	(0.26)
Capital gains	—		—	(0.00	)(b)
Total distributions to shareholders	(0.13)		(0.30)	(0.26)
Net asset value, end of period	$20.86		$20.83	$20.85
Market value, end of period	$20.82		$20.85	$20.96
Total return (c)
Net asset value	0.78%		1.35%	5.13%

Ratios and supplemental data
Net assets, end of period (thousands)	$159,601		$140,589	$71,940
Ratio of net expenses to average net assets	0.24	%(d)	0.24%	0.24	%(d)
Ratio of net investment income to average net assets	1.26	%(d)	1.47%	1.48	%(d)
Portfolio turnover rate (e)	5%		4%	3%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)	Less than $0.01 per share.

(c)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV.  Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(d)	Annualized.

(e)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 177

FINANCIAL HIGHLIGHTS continued	November 30, 2012

BSCE    Guggenheim BulletShares 2014 Corporate Bond ETF

	For the			For the Period
	Six Months Ended		For the	June 7, 2010*
Per share operating performance	November 30, 2012		Year Ended	through
for a share outstanding throughout the period	(unaudited	)	May 31, 2012	May 31, 2011
Net asset value, beginning of period	$21.03		$21.11	$20.10
Income from investment operations
Net investment income (a)	0.17		0.40	0.45
Net realized and unrealized gain (loss)	0.22		(0.08)	0.93
Total from investment operations	0.39		0.32	1.38
Distributions to shareholders
From net investment income	(0.17)		(0.40)	(0.37)
Capital gains	—		—	(0.00	)(b)
Total distributions to shareholders	(0.17)		(0.40)	(0.37)
Net asset value, end of period	$21.25		$21.03	$21.11
Market value, end of period	$21.30		$21.09	$21.21
Total return (c)
Net asset value	1.86%		1.55%	6.91%

Ratios and supplemental data
Net assets, end of period (thousands)	$178,473		$141,957	$57,006
Ratio of net expenses to average net assets	0.24	%(d)	0.24%	0.24	%(d)
Ratio of net investment income to average net assets	1.58	%(d)	1.91%	2.24	%(d)
Portfolio turnover rate (e)	3%		3%	3%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)	Less than $0.01

(c)
Total investment return is calculated assuming a purchase of a share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(d)	Annualized.

(e)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
178 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	November 30, 2012

BSCF Guggenheim BulletShares 2015 Corporate Bond ETF

	For the			For the Period
	Six Months Ended		For the	June 7, 2010*
Per share operating performance	November 30, 2012		Year Ended	through
for a share outstanding throughout the period	(unaudited	)	May 31, 2012	May 31, 2011
Net asset value, beginning of period	$21.35		$21.23	$20.14
Income from investment operations
Net investment income (a)	0.22		0.51	0.56
Net realized and unrealized gain	0.45		0.11	1.00
Total from investment operations	0.67		0.62	1.56
Distributions to shareholders
From net investment income	(0.22)		(0.50)	(0.47)
Net asset value, end of period	$21.80		$21.35	$21.23
Market value, end of period	$21.86		$21.39	$21.37
Total return (b)
Net asset value	3.13%		2.99%	7.81%

Ratios and supplemental data
Net assets, end of period (thousands)	$160,259		$121,717	$35,037
Ratio of net expenses to average net assets	0.24	%(c)	0.24%	0.24	%(c)
Ratio of net investment income to average net assets	2.00	%(c)	2.42%	2.77	%(c)
Portfolio turnover rate (d)	3%		1%	3%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 179

FINANCIAL HIGHLIGHTS continued	November 30, 2012

BSCG Guggenheim BulletShares 2016 Corporate Bond ETF

	For the			For the Period
	Six Months Ended		For the Year	June 7, 2010*
Per share operating performance	November 30, 2012		Ended	through
for a share outstanding throughout the period	(unaudited	)	May 31, 2012	May 31, 2011
Net asset value, beginning of period	$21.66		$21.38	$20.13
Income from investment operations
Net investment income (a)	0.25		0.58	0.66
Net realized and unrealized gain	0.58		0.28	1.16
Total from investment operations	0.83		0.86	1.82
Distributions to Shareholders
From net investment income	(0.25)		(0.58)	(0.57)
Net asset value, end of period	$22.24		$21.66	$21.38
Market value, end of period	$22.23		$21.70	$21.48
Total return (b)
Net asset value	3.86%		4.10%	9.12%

Ratios and supplemental data
Net assets, end of period (thousands)	$156,827		$116,979	$28,857
Ratio of net expenses to average net assets	0.24	%(c)	0.24%	0.24	%(c)
Ratio of net investment income to average net assets	2.26	%(c)	2.72%	3.24	%(c)
Portfolio turnover rate (d)	5%		5%	4%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
180 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	November 30, 2012

BSCH Guggenheim BulletShares 2017 Corporate Bond ETF

	For the			For the Period
	Six Months Ended		For the Year	June 7, 2010*
Per share operating performance	November 30, 2012		Ended	through
for a share outstanding throughout the period	(unaudited)		May 31, 2012	May 31, 2011
Net asset value, beginning of period	$21.90		$21.59	$20.19
Income from investment operations
Net investment income (a)	0.29		0.70	0.75
Net realized and unrealized gain	0.96		0.30	1.30
Total from investment operations	1.25		1.00	2.05
Distributions to shareholders
From net investment income	(0.29)		(0.69)	(0.65)
Net asset value, end of period	$22.86		$21.90	$21.59
Market value, end of period	$22.93		$21.93	$21.62
Total return (b)
Net asset value	5.75%		4.76%	10.30%

Ratios and supplemental data
Net assets, end of period (thousands)	$174,878		$114,965	$29,145
Ratio of net expenses to average net assets	0.24	%(c)	0.24%	0.24	%(c)
Ratio of net investment income to average net assets	2.57	%(c)	3.24%	3.62	%(c)
Portfolio turnover rate (d)	2%		3%	3%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 181

FINANCIAL HIGHLIGHTS continued	November 30, 2012

BSCI Guggenheim BulletShares 2018 Corporate Bond ETF

	For the		For the Period
	Six Months Ended		March 28, 2012*
Per share operating performance	November 30, 2012		through
for a share outstanding throughout the period	(unaudited)		May 31, 2012
Net asset value, beginning of period	$20.04		$19.98
Income from investment operations
Net investment income (a)	0.24		0.09
Net realized and unrealized gain (loss)	1.04		(0.00	)(e)
Total from investment operations	1.28		0.09
Distributions to shareholders
From net investment income	(0.23)		(0.03)
Net asset value, end of period	$21.09		$20.04
Market value, end of period	$21.18		$20.13
Total return (b)
Net asset value	6.40%		0.44%

Ratios and supplemental data
Net assets, end of period (thousands)	$31,633		$6,011
Ratio of net expenses to average net assets	0.24	%(c)	0.24	%(c)
Ratio of net investment income to average net assets	2.30	%(c)	2.53	%(c)
Portfolio turnover rate (d)	9%		2%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

(e)	Less than $0.01

See notes to financial statements.
182 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	November 30, 2012

BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF

	For the		For the Period
	Six Months Ended		March 28, 2012*
Per share operating performance	November 30, 2012		through
for a share outstanding throughout the period	(unaudited)		May 31, 2012
Net asset value, beginning of period	$20.27		$19.97
Income from investment operations
Net investment income (a)	0.30		0.10
Net realized and unrealized gain	0.82		0.24
Total from investment operations	1.12		0.34
Distributions to shareholders
From net investment income	(0.29)		(0.04)
Net asset value, end of period	$21.10		$20.27
Market value, end of period	$21.20		$20.14
Total return (b)
Net asset value	5.59%		1.71%

Ratios and supplemental data
Net assets, end of period (thousands)	$12,661		$9,119
Ratio of net expenses to average net assets	0.24	%(c)	0.24	%(c)
Ratio of net investment income to average net assets	2.85	%(c)	2.88	%(c)
Portfolio turnover rate (d)	5%		0%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 183

FINANCIAL HIGHLIGHTS continued	November 30, 2012

BSCK Guggenheim BulletShares 2020 Corporate Bond ETF

	For the		For the Period
	Six Months Ended		March 28, 2012*
Per share operating performance	November 30, 2012		through
for a share outstanding throughout the period	(unaudited)		May 31, 2012
Net asset value, beginning of period	$20.33		$19.99
Income from investment operations
Net investment income (a)	0.32		0.11
Net realized and unrealized gain	0.98		0.28
Total from investment operations	1.30		0.39
Distributions to shareholders
From net investment income	(0.32)		(0.05)
Net asset value, end of period	$21.31		$20.33
Market value, end of period	$21.40		$20.32
Total return (b)
Net asset value	6.43%		1.93%

Ratios and supplemental data
Net assets, end of period (thousands)	$15,982		$9,148
Ratio of net expenses to average net assets	0.24	%(c)	0.24	%(c)
Ratio of net investment income to average net assets	3.06	%(c)	3.06	%(c)
Portfolio turnover rate (d)	5%		0%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
184 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	November 30, 2012

BSJC Guggenheim BulletShares 2012 High Yield Corporate Bond ETF

	For the			For the Period
	Six Months Ended		For the	January 25, 2011*
Per share operating performance	November 30, 2012		Year Ended	through
for a share outstanding throughout the period	(unaudited)		May 31, 2012	May 31, 2011
Net asset value, beginning of period	$25.42		$25.47	$25.07
Income from investment operations
Net investment income (a)	0.32		0.92	0.28
Net realized and unrealized gain (loss)	0.08		(0.11)	0.28
Total from investment operations	0.40		0.81	0.56
Distributions to shareholders
From and in excess of net investment income	(0.37)		(0.86)	(0.16)
Net asset value, end of period	$25.45		$25.42	$25.47
Market value, end of period	$25.42		$25.29	$25.63
Total return (b)
Net asset value	1.59%		3.27%	2.23%

Ratios and supplemental data
Net assets, end of period (thousands)	$71,264		$71,179	$28,014
Ratio of net expenses to average net assets	0.42	%(c)	0.42%	0.42	%(c)
Ratio of net investment income to average net assets	2.52	%(c)	3.67%	3.18	%(c)
Portfolio turnover rate (d)	0%		72%	11%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 185

FINANCIAL HIGHLIGHTS continued	November 30, 2012

BSJD Guggenheim BulletShares 2013 High Yield Corporate Bond ETF

	For the				For the Period
	Six Months Ended		For the		January 25, 2011*
Per share operating performance	November 30, 2012		Year Ended		through
for a share outstanding throughout the period	(unaudited)		May 31, 2012		May 31, 2011
Net asset value, beginning of period	$25.40		$25.71		$25.13
Income from investment operations
Net investment income (a)	0.57		1.24		0.36
Net realized and unrealized gain (loss)	0.38		(0.42)		0.44
Total from investment operations	0.95		0.82		0.80
Distributions to shareholders
From net investment income	(0.57)		(1.13)		(0.22)
Capital gains	—		(0.0	)(b)	—
Total distributions to shareholders	(0.57)		(1.13)		(0.22)
Net asset value, end of period	$25.78		$25.40		$25.71
Market value, end of period	$25.88		$25.50		$25.82
Total return (c)
Net asset value	3.77%		3.30%		3.18%

Ratios and supplemental data
Net assets, end of period (thousands)	$195,941		$144,787		$28,276
Ratio of net expenses to average net assets	0.42	%(d)	0.42%		0.42	%(d)
Ratio of net investment income to average net assets	4.41	%(d)	4.93%		4.15	%(d)
Portfolio turnover rate (e)	28%		50%		34%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)	Less than $0.01.

(c)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(d)	Annualized.

(e)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
186 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	November 30, 2012

BSJE Guggenheim BulletShares 2014 High Yield Corporate Bond ETF

	For the			For the Period
	Six Months Ended		For the Year	January 25, 2011*
Per share operating performance	November 30, 2012		Ended	through
for a share outstanding throughout the period	(unaudited)		May 31, 2012	May 31, 2011
Net asset value, beginning of period	$25.64		$25.72	$25.06
Income from investment operations
Net investment income (a)	0.61		1.42	0.43
Net realized and unrealized gain (loss)	0.74		(0.20)	0.52
Total from investment operations	1.35		1.22	0.95
Distributions to Shareholders
From net investment income	(0.60)		(1.30)	(0.29)
Net asset value, end of period	$26.39		$25.64	$25.72
Market value, end of period	$26.49		$25.62	$25.83
Total return (b)
Net asset value	5.32%		4.97%	3.79%

Ratios and supplemental data
Net assets, end of period (thousands)	$182,115		$102,560	$18,003
Ratio of net expenses to average net assets	0.42	%(c)	0.42%	0.42	%(c)
Ratio of net investment income to average net assets	4.67	%(c)	5.61%	4.92	%(c)
Portfolio turnover rate (d)	19%		56%	19%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 187

FINANCIAL HIGHLIGHTS continued	November 30, 2012

BSJF Guggenheim BulletShares 2015 High Yield Corporate Bond ETF

	For the			For the Period
	Six Months Ended		For the	January 25, 2011*
Per share operating performance	November 30, 2012		Year Ended	through
for a share outstanding throughout the period	(unaudited)		May 31, 2012	May 31, 2011
Net asset value, beginning of period	$25.41		$25.73	$25.21
Income from investment operations
Net investment income (a)	0.73		1.48	0.47
Net realized and unrealized gain (loss)	0.99		(0.46)	0.35
Total from investment operations	1.72		1.02	0.82
Distributions to shareholders
From net investment income	(0.71)		(1.34)	(0.30)
Net asset value, end of period	$26.42		$25.41	$25.73
Market value, end of period	$26.42		$25.48	$25.86
Total return (b)
Net asset value	6.83%		4.18%	3.28%

Ratios and supplemental data
Net assets, end of period (thousands)	$332,862		$195,681	$12,864
Ratio of net expenses to average net assets	0.42	%(c)	0.42%	0.42	%(c)
Ratio of net investment income to average net assets	5.64	%(c)	5.89%	5.40	%(c)
Portfolio turnover rate (d)	22%		70%	14%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
188 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	November 30, 2012

BSJG Guggenheim BulletShares 2016 High Yield Corporate Bond ETF

	For the		For the Period
	Six Months ended		April 25, 2012*
Per share operating performance	November 30, 2012		through
for a share outstanding throughout the period	(unaudited)		May 31, 2012
Net asset value, beginning of period	$24.83		$24.99
Income from investment operations
Net investment income (a)	0.69		0.12
Net realized and unrealized gain (loss)	1.06		(0.28)
Total from investment operations	1.75		(0.16)
Distributions to shareholders
From net investment income	(0.61)		—
Net asset value, end of period	$25.97		$24.83
Market value, end of period	$26.06		$24.90
Total return (b)
Net asset value	7.11%		-0.64%

Ratios and supplemental data
Net assets, end of period (thousands)	$38,948		$7,448
Ratio of net expenses to average net assets	0.42	%(c)	0.42	%(c)
Ratio of net investment income to average net assets	5.41	%(c)	4.82	%(c)
Portfolio turnover rate (d)	25%		7%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 189

FINANCIAL HIGHLIGHTS continued	November 30, 2012

BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF

	For the		For the Period
	Six Months Ended		April 25, 2012*
Per share operating performance	November 30, 2012		through
for a share outstanding throughout the period	(unaudited)		May 31, 2012
Net asset value, beginning of period	$24.91		$24.94
Income from investment operations
Net investment income (a)	0.69		0.12
Net realized and unrealized gain (loss)	1.18		(0.15)
Total from investment operations	1.87		(0.03)
Distributions to shareholders
From net investment income	(0.61)		—
Net asset value, end of period	$26.17		$24.91
Market value, end of period	$26.26		$25.02
Total return (b)
Net asset value	7.57%		-0.12%

Ratios and supplemental data
Net assets, end of period (thousands)	$20,939		$7,474
Ratio of net expenses to average net assets	0.42	%(c)	0.42	%(c)
Ratio of net investment income to average net assets	5.35	%(c)	5.00	%(c)
Portfolio turnover rate (d)	17%		5%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
190 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	November 30, 2012

BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF

	For the		For the Period
	Six Months Ended		April 25, 2012*
Per share operating performance	November 30, 2012		through
for a share outstanding throughout the period	(unaudited)		May 31, 2012
Net asset value, beginning of period	$24.62		$24.97
Income from investment operations
Net investment income (a)	0.75		0.13
Net realized and unrealized gain (loss)	1.20		(0.48)
Total from investment operations	1.95		(0.35)
Distributions to shareholders
From and in excess of net investment income	(0.64)		—
Return of capital	—		—
Total distributions to shareholders	(0.64)		—
Net asset value, end of period	$25.93		$24.62
Market value, end of period	$26.01		$24.73
Total return (b)
Net asset value	8.01%		-1.40%

Ratios and supplemental data
Net assets, end of period (thousands)	$28,527		$4,923
Ratio of net expenses to average net assets	0.42	%(c)	0.42	%(c)
Ratio of net investment income to average net assets	5.98	%(c)	5.30	%(c)
Portfolio turnover rate (d)	11%		4%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 191

FINANCIAL HIGHLIGHTS continued	November 30, 2012

GIY Guggenheim Enhanced Core Bond ETF

Per share operating performance for a share outstanding throughout the period							For the period
	For the						February 12,
	Six Months Ended		For the	For the	For the	For the	2008**
	November 30, 2012		Year Ended	Year Ended	Year Ended	Year Ended	through
	(unaudited)		May 31, 2012	May 31, 2011	May 31, 2010	May 31, 2009	May 31, 2008
Net asset value, beginning of period	$52.57		$53.04	$52.03	$50.39	$48.98	$50.00
Income from investment operations
Net investment income (loss) (a)	0.61		0.94	0.86	1.03	1.04	0.30
Net realized and unrealized gain (loss)	0.26		2.32	1.79	2.65	1.54	(1.05)
Total from investment operations	0.87		3.26	2.65	3.68	2.58	(0.75)
Distributions to shareholders
From and in excess of net investment income	(0.59)		(0.82)	(1.21)	(1.61)	(1.17)	(0.27)
Capital gains	—		(2.91)	(0.43)	(0.43)	—	—
Total distributions to shareholders	(0.59)		(3.73)	(1.64)	(2.04)	(1.17)	(0.27)
Net asset value, end of period	$52.85		$52.57	$53.04	$52.03	$50.39	$48.98
Market value, end of period	$52.06		$52.38	$53.00	$53.45	$43.05	$49.07
Total return*(b)
Net asset value	1.66%		6.33%	5.15%	7.43%	5.35%	-1.50%

Ratios and supplemental data
Net assets, end of period (thousands)	$5,285		$5,257	$5,304	$5,203	$5,039	$4,898
Ratio of net expenses to average net assets*	0.27	%(c)	0.27%	0.32%	0.32%	0.50%	0.57	%(c)
Ratio of net investment income (loss) to average net assets*	2.30	%(c)	1.78%	1.62%	2.00%	2.10%	2.01	%(c)
Portfolio turnover rate (d)	7%		296%	458%	505%	499%	112%

*	If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
	Ratio of total expenses to average net assets	2.08	%(c)	2.78%	2.01%	2.76%	3.05%	3.58	%(c)
	Ratio of net investment income (loss) to average net assets	0.49	%(c)	-0.73%	-0.07%	-0.44%	-0.45%	-1.00	%(c)

**	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
192 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	November 30, 2012

GSY Guggenheim Enhanced Short Duration Bond ETF

							For the period
	For the						February 12,
	Six Months Ended		For the	For the	For the	For the	2008**
Per share operating performance	November 30, 2012		Year Ended	Year Ended	Year Ended	Year Ended	through
for a share outstanding throughout the period	(unaudited)		May 31, 2012	May 31, 2011	May 31, 2010	May 31, 2009	May 31, 2008
Net asset value, beginning of period	$49.92		$49.83	$49.80	$49.83	$50.02	$50.00
Income from investment operations
Net investment income (a)	0.19		0.22	0.02	0.01	0.49	0.32
Net realized and unrealized gain (loss)	0.17		0.07	0.02	(0.02)	0.03	—
Total from investment operations	0.36		0.29	0.04	(0.01)	0.52	0.32
Distributions to Shareholders
From and in excess of net investment income	(0.14)		(0.19)	(0.01)	(0.01)	(0.70)	(0.30)
Capital Gains	—		(0.01)	—	—	—	—
Return of capital	—		—	—	(0.01)	(0.01)	—
Total distributions to shareholder	(0.14)		(0.20)	(0.01)	(0.02)	(0.71)	(0.30)
Net asset value, end of period	$50.14		$49.92	$49.83	$49.80	$49.83	$50.02
Market value, end of period	$50.12		$49.95	$49.79	$49.78	$49.84	$50.06
Total return*(b)
Net asset value	0.72%		0.59%	0.07%	-0.03%	1.05%	0.64%

Ratios and supplemental data
Net assets, end of period (thousands)	$230,626		$159,732	$19,933	$14,940	$9,965	$5,002
Ratio of net expenses to average net assets*	0.27	%(c)	0.26%	0.27%	0.32%	0.46%	0.57	%(c)
Ratio of net investment income to average net assets	0.77	%(c)	0.45%	0.03%	0.01%	0.98%	2.15	%(c)
Portfolio turnover rate (d)	37%		7%	0%	0%	0%	0%

*	If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
	Ratio of expenses to average net assets	0.31	%(c)	0.56%	2.08%	1.02%	2.12%	3.80	%(c)
	Ratio of net investment income (loss) to average net assets	0.73	%(c)	0.15%	-1.78%	-0.69%	-0.68%	-1.08	%(c)

**	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 193

FINANCIAL HIGHLIGHTS continued	November 30, 2012

LVL Guggenheim S&P Global Dividend Opportunities Index ETF

	For the							For the Period
	Six Months Ended		For the Year	For the Year	For the Year	For the Year		June 25, 2007**
Per share operating performance	November 30, 2012		Ended	Ended	Ended	Ended		through
for a share outstanding throughout the period	(unaudited)		May 31, 2012	May 31, 2011	May 31, 2010	May 31, 2009		May 31, 2008
Net asset value, beginning of period	$12.11		$16.00	$13.19	$11.55	$19.37		$24.98

Income from investment operations
Net investment income (loss) (a)	0.39		1.04	0.91	0.76	0.88		1.56
Net realized and unrealized gain (loss)	0.93		(4.23)	2.76	1.51	(7.98)		(5.78)
Total from investment operations	1.32		(3.19)	3.67	2.27	(7.10)		(4.22)

Distributions to shareholders
From and in excess of net investment income	(0.73)		(0.70)	(0.86)	(0.63)	(0.72)		(1.18)
Return of capital	—		—	—	—	—		(0.21)
Total distribution to shareholders	(0.73)		(0.70)	(0.86)	(0.63)	(0.72)		(1.39)
Net asset value, end of period	$12.70		$12.11	$16.00	$13.19	$11.55		$19.37
Market value, end of period	$12.72		$12.10	$16.15	$13.15	$11.24		$19.38

Total return *(b)
Net asset value	11.00%		-20.43%	28.89%	19.97%	-37.12%		-16.98%

Ratios and supplemental data
Net assets, end of period (thousands)	$48,761		$51,360	$38,391	$12,665	$5,542		$5,810
Ratio of net expenses to average net assets (f)*	0.65	%(c)	0.65%	0.65%	0.65%	0.66%		1.54	%(c)
Ratio of net investment income (loss) to average net assets*	6.27	%(c)	7.63%	6.14%	5.47%	7.62%		8.20	%(c)
Portfolio turnover rate (d)	34%		91%	51%	34%	181	%(e)	84%

*	If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
	Ratio of total expenses to average net assets (f)	0.99	%(c)	1.05%	1.44%	2.15%	2.97%	4.36	%(c)
	Ratio of net investment income (loss) to average net assets	5.93	%(c)	7.23%	5.35%	3.97%	5.31%	5.38	%(c)

**	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

(e)	The increase in the portfolio turnover compared to prior years is the result of the change in the underlying index and the resulting reallocation of the portfolio holdings

(f)
Expense ratio does not reflect fees and expenses incurred indirectly by the Fund as a result of its investments in shares of other investment companies. If these fees were included in the expense ratio, the net impact to the expense ratio would be approximately 0.29% for the six months ended November 30, 2012, 0.48% for the year ended May 31, 2012, 0.00% for the years ended May 31, 2011 and May 31, 2010, 0.09% for the year ended May 31, 2009, and 0.19% for the period ended May 31, 2008.

See notes to financial statements.
194 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)	November 30, 2012

Note 1 – Organization:
Claymore Exchange-Traded Fund Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end, management investment company that was organized as a Delaware statutory trust on May 24, 2006.

The following 19 portfolios have a semiannual reporting period ended on November 30, 2012: Guggenheim BulletShares 2012 Corporate Bond ETF

Guggenheim BulletShares 2013 Corporate Bond ETF
Guggenheim BulletShares 2014 Corporate Bond ETF
Guggenheim BulletShares 2015 Corporate Bond ETF
Guggenheim BulletShares 2016 Corporate Bond ETF
Guggenheim BulletShares 2017 Corporate Bond ETF
Guggenheim BulletShares 2018 Corporate Bond ETF
Guggenheim BulletShares 2019 Corporate Bond ETF
Guggenheim BulletShares 2020 Corporate Bond ETF
Guggenheim BulletShares 2012 High Yield Corporate Bond ETF
Guggenheim BulletShares 2013 High Yield Corporate Bond ETF
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF
Guggenheim Enhanced Core Bond ETF
Guggenheim Enhanced Short Duration Bond ETF

Guggenheim S&P Global Dividend Opportunities Index ETF The Guggenheim BulletShares 2012 Corporate Bond ETF and the Guggenheim BulletShares 2012 High Yield Corporate Bond ETF each had a designated year of maturity of 2012 and terminated on December 31, 2012. In connection with such terminations, the Funds made cash distributions to then-current shareholders of their net assets. The Funds did not seek to return any predetermined amount at maturity.

Each portfolio represents a separate series of the Trust (each a “Fund” or collectively the “Funds”). Each Fund’s shares are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). The Funds’ market prices may differ to some degree from the net asset value (“NAV”) of the shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares; each called a “Creation Unit.” Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds. The investment objective of each of the Funds is to correspond generally to the performance, before fees and expenses, of the following market indices:

Fund	Index
Guggenheim BulletShares
2012 Corporate Bond ETF	BulletShares® USD Corporate Bond 2012 Index
Guggenheim BulletShares
2013 Corporate Bond ETF	BulletShares® USD Corporate Bond 2013 Index
Guggenheim BulletShares
2014 Corporate Bond ETF	BulletShares® USD Corporate Bond 2014 Index
Guggenheim BulletShares
2015 Corporate Bond ETF	BulletShares® USD Corporate Bond 2015 Index
Guggenheim BulletShares
2016 Corporate Bond ETF	BulletShares® USD Corporate Bond 2016 Index
Guggenheim BulletShares
2017 Corporate Bond ETF	BulletShares® USD Corporate Bond 2017 Index
Guggenheim BulletShares
2018 Corporate Bond ETF	BulletShares® USD Corporate Bond 2018 Index
Guggenheim BulletShares
2019 Corporate Bond ETF	BulletShares® USD Corporate Bond 2019 Index
Guggenheim BulletShares
2020 Corporate Bond ETF	BulletShares® USD Corporate Bond 2020 Index
Guggenheim BulletShares	BulletShares® USD High Yield
2012 High Yield Corporate Bond ETF	Corporate Bond 2012 Index
Guggenheim BulletShares	BulletShares® USD High Yield
2013 High Yield Corporate Bond ETF	Corporate Bond 2013 Index
Guggenheim BulletShares	BulletShares® USD High Yield
2014 High Yield Corporate Bond ETF	Corporate Bond 2014 Index
Guggenheim BulletShares	BulletShares® USD High Yield
2015 High Yield Corporate Bond ETF	Corporate Bond 2015 Index
Guggenheim BulletShares	BulletShares® USD High Yield
2016 High Yield Corporate Bond ETF	Corporate Bond 2016 Index
Guggenheim BulletShares	BulletShares® USD High Yield
2017 High Yield Corporate Bond ETF	Corporate Bond 2017 Index
Guggenheim BulletShares	BulletShares® USD High Yield
2018 High Yield Corporate Bond ETF	Corporate Bond 2018 Index
Guggenheim S&P Global Dividend
Opportunities Index ETF	S&P Global Dividend Opportunities Index

Guggenheim Enhanced Core Bond ETF and Guggenheim Enhanced Short Duration Bond ETF are actively managed ETFs and therefore do not track an index.

Note 2 – Accounting Policies:
The preparation of the financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The following is a summary of the significant accounting policies followed by the Funds.

(a) Valuation of Investments
Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 195

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2012

asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Funds value Level 1 securities using readily available market quotations in active markets. The Funds value Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Funds value Level 2 equity securities using various observable market inputs as described above. The fair value estimates for the Level 3 securities are determined in accordance with the Trust’s valuation procedures.

The valuation process involved for Level 3 measurements for the Funds is completed on a daily basis and is designed to subject the Level 3 valuations to an appropriate level of oversight and review. For Level 3 securities, the Funds utilize a Pricing Committee which is comprised of employees of the Investment Advisor or its affiliates responsible for implementing the valuation procedures established by the Funds. Investment professionals prepare preliminary valuations based on their evaluation of financial data, company specific developments, market valuations of comparable companies, market information and other factors. These preliminary valuations are reviewed by the Pricing Committee with subsequent deliberations until an appropriate price is determined for the Level 3 security.

The following table represents the Funds’ investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of November 30, 2012.

Guggenheim BulletShares 2012 Corporate Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$10,572	$—	$10,572
US Treasury Security	—	92,594	—	92,594
Total	$—	$103,166	$—	$103,166

Guggenheim BulletShares 2013 Corporate Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$156,204	$—	$156,204
Investments of
Collateral for
Securities Loaned	525	—	—	525
Total	$525	$156,204	$—	$156,729

Guggenheim BulletShares 2014 Corporate Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$175,943	$—	$175,943
Investments of
Collateral for
Securities Loaned	545	—	—	545
Total	$545	$175,943	$—	$176,488

196 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2012

Guggenheim BulletShares 2015 Corporate Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$157,636	$—	$157,636
Investments of
Collateral for
Securities Loaned	492	—	—	492
Total	$492	$157,636	$—	$158,128

Guggenheim BulletShares 2016 Corporate Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$154,162	$—	$154,162
Investments of
Collateral for
Securities Loaned	1,100	—	—	1,100
Total	$1,100	$154,162	$—	$155,262

Guggenheim BulletShares 2017 Corporate Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$172,547	$—	$172,547
Investments of
Collateral for
Securities Loaned	1,723	—	—	1,723
Total	$1,723	$172,547	$—	$174,270

Guggenheim BulletShares 2018 Corporate Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$31,092	$—	$31,092
Total	$—	$31,092	$—	$31,092

Guggenheim BulletShares 2019 Corporate Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$12,409	$—	$12,409
Total	$—	$12,409	$—	$12,409

Guggenheim BulletShares 2020 Corporate Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$15,791	$—	$15,791
Total	$—	$15,791	$—	$15,791

Guggenheim BulletShares 2012 High Yield Corporate Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$11,461	$—	$11,461
U.S. Treasury Securities	—	61,596	—	61,596
Total	$—	$73,057	$—	$73,057

Guggenheim BulletShares 2013 High Yield Corporate Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$191,746	$—	$191,746
Investments of
Collateral for
Securities Loaned	2,975	—	—	2,975
Total	$2,975	$191,746	$—	$194,721

Guggenheim BulletShares 2014 High Yield Corporate Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$177,597	$—	$177,597
Exchange Traded Fund	649	—	—	649
Investments of
Collateral for
Securities Loaned	3,695	—	—	3,695
Total	$4,344	$177,597	$—	$181,941

Guggenheim BulletShares 2015 High Yield Corporate Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$327,109	$—	$327,109
Investments of
Collateral for
Securities Loaned	4,022	—	—	4,022
Total	$4,022	$327,109	$—	$331,131

Guggenheim BulletShares 2016 High Yield Corporate Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$37,879	$—	$37,879
Exchange Traded Fund	519	—	—	519
Investments of
Collateral for
Securities Loaned	1,765	—	—	1,765
Total	$2,284	$37,879	$—	$40,163

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 197

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2012

Guggenheim BulletShares 2017 High Yield Corporate Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$20,344	$—	$20,344
Exchange Traded Fund	175	—	—	175
Investments of
Collateral for
Securities Loaned	1,505	—	—	1,505
Total	$1,680	$20,344	$—	$22,024

Guggenheim BulletShares 2018 High Yield Corporate Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$27,612	$—	$27,612
Exchange Traded Fund	406	—	—	406
Investments of
Collateral for
Securities Loaned	1,048	1,048
Total	$1,454	$27,612	$—	$29,066

Guggenheim Enhanced Core Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	1,079	$—	$1,079
Mortgage Backed
Securities	—	2,081	—	2,081
U. S .Government
Agency Securities	—	470	—	470
U. S. Treasury
Securities	—	1,553	—	1,553
Money Market Fund	177	—	—	177
Total	$177	5,183	$—	$5,360

Guggenheim Enhanced Short Duration Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$58,100	$—	$58,100
Asset Backed
Securities	—	19,707	—	19,707
Collateralized Mortgage
Obligations	—	992	—	992
Term Loan	—	12,692	—	12,692
U.S. Government and
Agency Security	—	2,506	—	2,506
Exchange Traded Funds	12,294	—	—	12,294
Commercial Paper	—	70,482	—	70,482
U.S. Treasury Security	—	9,499	—	9,499
Repurchase Agreements	—	39,711	—	39,711
Municipal Bonds	—	700	—	700
Money Market Funds	1,525	—	—	1,525
Total	$13,819	$214,389	$—	$228,208

All securities held by Guggenheim S&P Global Dividend Opportunities Index ETF were valued using quoted prices in active markets (Level 1). There were no transfers between levels for these Funds for the six months ended November 30, 2012.

(b) Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts on debt securities purchased are accreted to interest income over the lives of the respective securities using the effective interest method. Premiums on debt securities purchased are amortized to interest income up to the next call date of the respective securities using the effective interest method.

The Funds record the character of dividends received from master limited partnerships (“MLPs”) based on estimates made at the time such distributions are received. These estimates are based upon a historical review of information available from each MLP and other industry sources. The characterization of the estimates may subsequently be revised based on information received from MLPs after their tax reporting periods conclude.

Real Estate Investment Trust (“REIT”) distributions received by a Fund are generally comprised of ordinary income, long-term and short-term capital gains and return of capital. The actual character of amounts received during the year is not known until after the fiscal year end. A Fund records the character of distributions received from REITs during the year based on historical information available. A Fund’s characterization may be subsequently revised based on information received from REITs after their tax reporting periods conclude.

(c) Currency Translation
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the bid and asked price of respective exchange rates on the last day of the period. Purchases and sales of investments denominated in foreign currencies are translated at the mean of the bid and asked price of respective exchange rates on the date of the transaction.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Foreign exchange gain or loss resulting from holding of a foreign currency, expiration of a currency exchange contract, difference in exchange rates between the trade date and settlement date of an investment purchased or sold, and the difference between dividends actually received compared to the amount shown in a Fund’s accounting records on the date of receipt are included as net realized gains or losses on foreign currency transactions in the Fund’s Statement of Operations.

198 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2012

Foreign exchange gain or loss on assets and liabilities, other than investments, are included in unrealized appreciation/ (depreciation) on foreign currency translations.

(d) Distributions
The Funds intend to pay substantially all of their net investment income to shareholders. Distribution frequency is as follows:

Fund	Frequency
Guggenheim BulletShares 2012 Corporate Bond ETF	monthly
Guggenheim BulletShares 2013 Corporate Bond ETF	monthly
Guggenheim BulletShares 2014 Corporate Bond ETF	monthly
Guggenheim BulletShares 2015 Corporate Bond ETF	monthly
Guggenheim BulletShares 2016 Corporate Bond ETF	monthly
Guggenheim BulletShares 2017 Corporate Bond ETF	monthly
Guggenheim BulletShares 2018 Corporate Bond ETF	monthly
Guggenheim BulletShares 2019 Corporate Bond ETF	monthly
Guggenheim BulletShares 2020 Corporate Bond ETF	monthly
Guggenheim BulletShares 2012 High Yield Corporate Bond ETF	monthly
Guggenheim BulletShares 2013 High Yield Corporate Bond ETF	monthly
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	monthly
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	monthly
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	monthly
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	monthly
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	monthly
Guggenheim Enhanced Core Bond ETF	monthly
Guggenheim Enhanced Short Duration Bond ETF	monthly
Guggenheim S&P Global Dividend Opportunities Index ETF	quarterly

In addition, the Funds intend to distribute any capital gains to shareholders as capital gain dividends at least annually. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

(e) Securities Lending
Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned as determined at the close of business on the preceding business day. The cash collateral received is invested with the securities lending agent in an overnight securities lending fund. The overnight securities lending fund is comprised of short-term investments valued at amortized cost, which approximates market value. Each Fund receives compensation for lending securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. Such compensation is accrued daily and payable to the Fund monthly. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. These payments from the borrower are not eligible for reduced tax rates as “qualified dividend income” under the Jobs and Growth Tax Reconciliation Act of 2003. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. The securities lending income earned by the Funds is disclosed on the Statement of Operations.

(f) Dollar Roll and Forward Commitment Transactions
Guggenheim Enhanced Core Bond ETF (“GIY”) may obtain exposure to the securities in which it normally invests by engaging in various investment techniques, including forward purchase commitments, mortgage dollar roll and to be announced (“TBA”) mortgage trading.

Forward commitment transactions involve commitments to acquire or sell TBA mortgage backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded on the statement of operations.

A mortgage dollar roll involves the sale of a mortgage backed security (“MBS”) and the agreement to repurchase the instrument (or one which is substantially similar) at a specified time and price. Most transactions in fixed-rate mortgage pass-through securities occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlements. TBA mortgage backed transactions generally settle once a month on a specific date.

Pending settlement of such contracts, the fund will invest its assets in high-quality, liquid short-term instruments, including shares of money market funds. The fund may also acquire interests in mortgage pools through means other than such standardized contracts for future delivery. It also may invest directly in exchange-traded funds (“ETFs”) and other investment companies that provide exposure to fixed income securities similar to those securities in which the fund may invest directly.

Upon entering into dollar roll or forward commitment transaction, mortgage backed securities or other liquid assets are segregated in an amount equal to the purchase price or in an amount sufficient to honor the forward commitment.

GIY did not enter into mortgage dollar rolls during the six months ended November 30, 2012.

(g) Recent Accounting Pronouncements
In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2011-11, “Disclosures about Offsetting Assets and Liabilities”. The update enhances disclosures about offsetting of financial assets and liabilities to enable investors to

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 199

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2012

understand the effect of these arrangements on a fund’s financial position. The ASU is effective for interim and annual reporting periods beginning on or after January 1, 2013. The Funds believe the adoption of this ASU will not have a material impact on the financial statements.

Note 3 – Investment Advisory Agreement, Sub-Advisory Agreement and Other Agreements:
Pursuant to an Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of each Fund, and Guggenheim Funds Investment Advisors, LLC (the “Investment Adviser”), the Investment Adviser manages the investment and reinvestment of each Fund’s assets and administers the affairs of each Fund to the extent requested by the Board of Trustees.

Pursuant to the Agreement, each Fund listed in the following table pays the Investment Adviser an advisory fee. The advisory fee is payable on a monthly basis at the annual rate set forth below based on each Fund’s average daily net assets:

Fund	Rate
Guggenheim Enhanced Core Bond ETF	0.20%
Guggenheim Enhanced Short Duration Bond ETF	0.20%
Guggenheim S&P Global Dividend Opportunities Index ETF	0.50%

Pursuant to the Agreement, the Funds listed in the following table pay the Investment Adviser a unitary management fee for the services and facilities it provides. The unitary management fee is payable on a monthly basis at the annual rate set forth below based on each Fund’s average daily net assets:

Fund	Rate
Guggenheim BulletShares 2012 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2013 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2014 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2015 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2016 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2017 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2018 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2019 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2020 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2012 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2013 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	0.42%

Out of the unitary management fee, the Investment Adviser pays substantially all the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, and other services, except for the fee payments under the Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Under a separate Fund Administration agreement, the Investment Adviser provides Fund Administration services to the Funds. The Investment Adviser receives a fund administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of each Fund:

Net Assets	Rate
First $200,000,000	0.0275%
Next $300,000,000	0.0200%
Next $500,000,000	0.0150%
Over $1,000,000,000	0.0100%

For the six months ended November 30, 2012, the below listed Funds recognized Fund Administration expenses and waived Fund Administration expenses as follows:

	Fund	Fund
	Administration	Administration
	Expense	Expense Waived
Guggenheim Enhanced Core Bond ETF	$727	$727
Guggenheim Enhanced Short Duration
Bond ETF	26,313	—
Guggenheim S&P Global Dividend
Opportunities Index ETF	6,844	—

Due to their unitary fee structure, Guggenheim BulletShares 2012 Corporate Bond ETF, Guggenheim BulletShares 2013 Corporate Bond ETF, Guggenheim BulletShares 2014 Corporate Bond ETF, Guggenheim BulletShares 2015 Corporate Bond ETF, Guggenheim BulletShares 2016 Corporate Bond ETF, Guggenheim BulletShares 2017 Corporate Bond ETF, Guggenheim BulletShares 2018 Corporate Bond ETF, Guggenheim BulletShares 2019 Corporate Bond ETF, Guggenheim BulletShares 2020 Corporate Bond ETF, Guggenheim BulletShares 2012 High Yield Corporate Bond ETF, Guggenheim BulletShares 2013 High Yield Corporate Bond ETF, Guggenheim BulletShares 2014 High Yield Corporate Bond ETF, Guggenheim BulletShares 2015 High Yield Corporate Bond ETF, Guggenheim BulletShares 2016 High Yield Corporate Bond ETF, Guggenheim BulletShares 2017 High Yield Corporate Bond ETF and Guggenheim BulletShares 2018 High Yield Corporate Bond ETF do not charge a separate Fund Administration Fee.

The Bank of New York Mellon Corp. (“BNY”) acts as the Funds’ custodian, accounting agent, transfer agent and securities lending agent. As custodian, BNY is responsible for the custody of the Funds’ assets. As accounting agent, BNY is responsible for maintaining the books and records of the Funds. As transfer agent, BNY is responsible for performing transfer agency services for the Funds. As security lending agent, BNY is responsible for executing the lending of portfolio securities to creditworthy borrowers.

200 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2012

The Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of Guggenheim Enhanced Core Bond ETF, Guggenheim Enhanced Short Duration Bond ETF and Guggenheim S&P Global Dividend Opportunities Index ETF (excluding interest expense, a portion of the Fund’s licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) from exceeding the following percentages of average net assets per year, at least until December 31, 2015:

Fund	Rate
Guggenheim Enhanced Core Bond ETF	0.27%
Guggenheim Enhanced Short Duration Bond ETF	0.27%
Guggenheim S&P Global Dividend Opportunities Index ETF	0.60%

For the six months ended November 30, 2012, the Investment Adviser waived fees and assumed the following fees and expenses:

	Advisory Fees	Expenses
	Waived	Reimbursed
Guggenheim Enhanced Core Bond ETF	$5,285	$42,664
Guggenheim Enhanced Short Duration
Bond ETF	$190,139	$35,355
Guggenheim S&P Global Dividend
Opportunities Index ETF	$84,548	$—

Amounts owed to each Fund from the Investment Adviser are shown in the Statement of Assets and Liabilities.

Certain officers and trustees of the Trust may also be officers, directors and/or employees of the Investment Adviser. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of the Investment Adviser.

Licensing Fee Agreements:
The Investment Adviser has entered into licensing agreements on behalf of each Fund with the following Licensors:

Fund	Licensor
Guggenheim BulletShares 2012 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2013 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2014 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2015 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2016 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2017 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2018 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2019 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2020 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2012 High Yield
Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2013 High Yield
Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2014 High Yield
Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2015 High Yield
Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2016 High Yield
Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2017 High Yield
Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2018 High Yield
Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim S&P Global Dividend Opportunities
Index ETF	Standard & Poor’s

The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in shares of the Funds. Up to 5 basis points of licensing fees are excluded from the expense cap for Funds without a unitary fee.

Note 4 – Federal Income Taxes:
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, each Fund intends not to be subject to U.S. federal excise tax.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 201

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2012

At November 30, 2012, the cost of investments, accumulated unrealized appreciation/depreciation on investments and accumulated earnings/loss for federal income tax purposes were as follows:

	Cost of	Gross Tax	Gross Tax	Net Tax Unrealized
	Investments for	Unrealized	Unrealized	Appreciation
	Tax Purposes	Appreciation	Depreciation	(Depreciation )
Guggenheim BulletShares 2012 Corporate Bond ETF	$103,167,640	$911	$(2,653)	$(1,742)
Guggenheim BulletShares 2013 Corporate Bond ETF	156,059,514	685,834	(17,160)	668,674
Guggenheim BulletShares 2014 Corporate Bond ETF	174,317,841	2,212,622	(42,912)	2,169,710
Guggenheim BulletShares 2015 Corporate Bond ETF	154,270,832	3,907,561	(50,425)	3,857,136
Guggenheim BulletShares 2016 Corporate Bond ETF	150,021,546	5,328,805	(88,218)	5,240,587
Guggenheim BulletShares 2017 Corporate Bond ETF	167,069,922	7,285,181	(85,379)	7,199,802
Guggenheim BulletShares 2018 Corporate Bond ETF	30,570,191	530,965	(9,564)	521,401
Guggenheim BulletShares 2019 Corporate Bond ETF	11,910,854	504,549	(6,073)	498,476
Guggenheim BulletShares 2020 Corporate Bond ETF	15,166,039	639,966	(15,345)	624,621
Guggenheim BulletShares 2012 High Yield Corporate Bond ETF	72,910,722	145,926	(8)	145,918
Guggenheim BulletShares 2013 High Yield Corporate Bond ETF	193,078,768	2,412,968	(771,037)	1,641,931
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	178,470,435	3,547,702	(77,223)	3,470,479
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	324,815,118	7,379,591	(1,063,370)	6,316,221
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	39,552,506	691,654	(81,192)	610,462
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	21,662,866	399,714	(38,659)	361,055
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	28,598,671	570,981	(103,936)	467,045
Guggenheim Enhanced Core Bond ETF	5,189,507	176,302	(6,176)	170,126
Guggenheim Enhanced Short Duration Bond ETF	227,637,574	633,377	(63,029)	570,348
Guggenheim S&P Global Dividend Opportunities Index ETF	54,985,233	2,871,925	(5,942,071)	(3,070,146)

202 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2012

Tax components of the following balances as of May 31, 2012 (the most recent fiscal year end for federal income tax purposes), were as follows:

		Undistributed
	Undistributed	Long-Term Gains/
	Ordinary Income/	(Accumulated
	(Accumulated	Capital &
	Ordinary Loss)	Other Loss)
Guggenheim BulletShares 2012
Corporate Bond ETF	$78,466	$11,863
Guggenheim BulletShares 2013
Corporate Bond ETF	165,243	(7,432)
Guggenheim BulletShares 2014
Corporate Bond ETF	212,769	(9,547)
Guggenheim BulletShares 2015
Corporate Bond ETF	219,701	(7,212)
Guggenheim BulletShares 2016
Corporate Bond ETF	247,468	(24,925)
Guggenheim BulletShares 2017
Corporate Bond ETF	277,256	(21,977)
Guggenheim BulletShares 2018
Corporate Bond ETF	14,456	(3,765)
Guggenheim BulletShares 2019
Corporate Bond ETF	24,384	—
Guggenheim BulletShares 2020
Corporate Bond ETF	25,740	—
Guggenheim BulletShares 2012 High Yield
Corporate Bond ETF	457,011	19,621
Guggenheim BulletShares 2013 High Yield
Corporate Bond ETF	591,659	(208,163)
Guggenheim BulletShares 2014 High Yield
Corporate Bond ETF	518,645	—
Guggenheim BulletShares 2015 High Yield
Corporate Bond ETF	1,065,680	—
Guggenheim BulletShares 2016 High Yield
Corporate Bond ETF	27,984	(2,557)
Guggenheim BulletShares 2017 High Yield
Corporate Bond ETF	27,402	(2,788)
Guggenheim BulletShares 2018 High Yield
Corporate Bond ETF	21,296	—
Guggenheim Enhanced Core Bond ETF	75,341	—
Guggenheim Enhanced Short Duration
Bond ETF	91,161	—
Guggenheim S&P Global Dividend
Opportunities Index ETF	1,548,573	(9,338,439)

Distributions to Shareholders:
The tax character of distributions paid during the period ended May 31, 2012 (the most recent fiscal year end for federal income tax purposes), was as follows:

	Distributions	Distributions
	paid from	paid from
	Ordinary Income	Capital Gains
Guggenheim BulletShares 2012
Corporate Bond ETF	$853,200	$—
Guggenheim BulletShares 2013
Corporate Bond ETF	1,478,100	—
Guggenheim BulletShares 2014
Corporate Bond ETF	1,697,550	—
Guggenheim BulletShares 2015
Corporate Bond ETF	1,577,250	—
Guggenheim BulletShares 2016
Corporate Bond ETF	1,703,700	—
Guggenheim BulletShares 2017
Corporate Bond ETF	1,670,100	—
Guggenheim BulletShares 2018
Corporate Bond ETF	8,400	—
Guggenheim BulletShares 2019
Corporate Bond ETF	18,900	—
Guggenheim BulletShares 2020
Corporate Bond ETF	20,250	—
Guggenheim BulletShares 2012 High Yield
Corporate Bond ETF	1,988,600	—
Guggenheim BulletShares 2013 High Yield
Corporate Bond ETF *	3,381,100	—
Guggenheim BulletShares 2014 High Yield
Corporate Bond ETF	2,473,400	—
Guggenheim BulletShares 2015 High Yield
Corporate Bond ETF	2,817,800	—
Guggenheim BulletShares 2016 High Yield
Corporate Bond ETF	—	—
Guggenheim BulletShares 2017 High Yield
Corporate Bond ETF	—	—
Guggenheim BulletShares 2018 High Yield
Corporate Bond ETF	—	—
Guggenheim Enhanced Core Bond ETF*	217,915	155,085
Guggenheim Enhanced Short Duration
Bond ETF*	164,200	—
Guggenheim S&P Global Dividend
Opportunities Index ETF	2,329,280	—

*Including capital gains distributions made

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 203

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2012

At May 31, 2012 (the most recent fiscal year end for federal income tax purposes), for federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by the regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders. Per the Regulated Investment Company Modernization Act of 2010, capital loss carryforwards generated in taxable years beginning after December 22, 2010 must be fully used before capital loss carryforwards generated in taxable years prior to December 22, 2010 are used; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.

					Unlimited	Unlimited
	Capital Loss	Capital Loss	Capital Loss	Capital Loss	Short-Term	Long-Term
	Expiring in 2016	Expiring in 2017	Expiring in 2018	Expiring in 2019	Capital Loss	Capital Loss	Total
Guggenheim BulletShares 2012
Corporate Bond ETF	$—	$—	$—	$—	$—	$—	$—
Guggenheim BulletShares 2013
Corporate Bond ETF	—	—	—	—	1,708	—	1,708
Guggenheim BulletShares 2014
Corporate Bond ETF	—	—	—	—	3,668	—	3,668
Guggenheim BulletShares 2015
Corporate Bond ETF	—	—	—	—	—	3,140	3,140
Guggenheim BulletShares 2016
Corporate Bond ETF	—	—	—	—	4,200	—	4,200
Guggenheim BulletShares 2017
Corporate Bond ETF	—	—	—	—	—	—	—
Guggenheim BulletShares 2018
Corporate Bond ETF	—	—	—	—	—	—	—
Guggenheim BulletShares 2019
Corporate Bond ETF	—	—	—	—	—	—	—
Guggenheim BulletShares 2020
Corporate Bond ETF	—	—	—	—	—	—	—
Guggenheim BulletShares 2012
High Yield Corporate Bond ETF	—	—	—	—	—	—	—
Guggenheim BulletShares 2013
High Yield Corporate Bond ETF	—	—	—	—	—	—	—
Guggenheim BulletShares 2014
High Yield Corporate Bond ETF	—	—	—	—	—	—	—
Guggenheim BulletShares 2015
High Yield Corporate Bond ETF	—	—	—	—	—	—	—
Guggenheim BulletShares 2016
High Yield Corporate Bond ETF	—	—	—	—	—	—	—
Guggenheim BulletShares 2017
High Yield Corporate Bond ETF	—	—	—	—	—	—	—
Guggenheim BulletShares 2018
High Yield Corporate Bond ETF	—	—	—	—	—	—	—
Guggenheim Enhanced Core Bond ETF	—	—	—	—	—	—	—
Guggenheim Enhanced Short Duration
Bond ETF	—	—	—	—	—	—	—
Guggenheim S&P Global Dividend
Opportunities Index ETF	129,232	2,414,757	2,155,989	872,241	845,722	—	6,417,941

204 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2012

Capital losses incurred after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the period ended May 31, 2012 (the most recent fiscal year end for federal income tax purposes), the following Funds incurred and will elect to defer the following current year post-October losses as though the losses were incurred on the first day of the next fiscal year.

Post-October
Capital
Losses
Guggenheim BulletShares 2012 Corporate Bond ETF	$—
Guggenheim BulletShares 2013 Corporate Bond ETF	5,724
Guggenheim BulletShares 2014 Corporate Bond ETF	5,879
Guggenheim BulletShares 2015 Corporate Bond ETF	4,072
Guggenheim BulletShares 2016 Corporate Bond ETF	20,725
Guggenheim BulletShares 2017 Corporate Bond ETF	21,977
Guggenheim BulletShares 2018 Corporate Bond ETF	3,765
Guggenheim BulletShares 2019 Corporate Bond ETF	—
Guggenheim BulletShares 2020 Corporate Bond ETF	—
Guggenheim BulletShares 2012 High Yield
Corporate Bond ETF	—
Guggenheim BulletShares 2013 High Yield
Corporate Bond ETF	208,163
Guggenheim BulletShares 2014 High Yield
Corporate Bond ETF	—
Guggenheim BulletShares 2015 High Yield
Corporate Bond ETF	—
Guggenheim BulletShares 2016 High Yield
Corporate Bond ETF	2,557
Guggenheim BulletShares 2017 High Yield
Corporate Bond ETF	2,788
Guggenheim BulletShares 2018 High Yield
Corporate Bond ETF	—
Guggenheim Enhanced Core Bond ETF	—
Guggenheim Enhanced Short Duration Bond ETF	—
Guggenheim S&P Global Dividend
Opportunities Index ETF	2,920,498

For all open tax years and all major jurisdictions, management of the Trust has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Uncertain tax positions are tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns that would not meet a more-likely-than-not threshold of being sustained by the applicable tax authority and would be recorded as a tax expense in the current year. Open tax years are those that are open for examination by taxing authorities (i.e. generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Trust is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 5 - Investment Transactions:
For the six months ended November 30, 2012, the cost of investments purchased and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
Guggenheim BulletShares 2012 Corporate
Bond ETF	$—	$44,841,149
Guggenheim BulletShares 2013 Corporate
Bond ETF	6,388,062	6,607,814
Guggenheim BulletShares 2014 Corporate
Bond ETF	28,070,719	3,855,227
Guggenheim BulletShares 2015 Corporate
Bond ETF	29,977,511	4,606,949
Guggenheim BulletShares 2016 Corporate
Bond ETF	37,296,877	6,218,408
Guggenheim BulletShares 2017 Corporate
Bond ETF	45,608,251	3,187,369
Guggenheim BulletShares 2018 Corporate
Bond ETF	26,210,512	1,332,075
Guggenheim BulletShares 2019 Corporate
Bond ETF	3,742,078	490,145
Guggenheim BulletShares 2020 Corporate
Bond ETF	6,941,272	559,161
Guggenheim BulletShares 2012 High Yield
Corporate Bond ETF	—	23,056,541
Guggenheim BulletShares 2013 High Yield
Corporate Bond ETF	85,837,226	46,378,965
Guggenheim BulletShares 2014 High Yield
Corporate Bond ETF	103,760,748	26,951,255
Guggenheim BulletShares 2015 High Yield
Corporate Bond ETF	185,081,813	56,554,323
Guggenheim BulletShares 2016 High Yield
Corporate Bond ETF	35,917,044	5,424,953
Guggenheim BulletShares 2017 High Yield
Corporate Bond ETF	14,970,254	2,151,620
Guggenheim BulletShares 2018 High Yield
Corporate Bond ETF	24,516,049	1,822,607
Guggenheim Enhanced Core Bond ETF	328,647	576,897
Guggenheim Enhanced Short Duration
Bond ETF	77,203,482	30,496,538
Guggenheim S&P Global Dividend
Opportunities Index ETF	16,848,771	20,132,272

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 205

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2012

For the six months ended November 30, 2012, in-kind transactions were as follows:

	Purchases	Sales
Guggenheim BulletShares 2012 Corporate
Bond ETF	$—	$—
Guggenheim BulletShares 2013 Corporate
Bond ETF	5,784,062	—
Guggenheim BulletShares 2014 Corporate
Bond ETF	12,187,776	—
Guggenheim BulletShares 2015 Corporate
Bond ETF	10,216,455	—
Guggenheim BulletShares 2016 Corporate
Bond ETF	4,998,719	—
Guggenheim BulletShares 2017 Corporate
Bond ETF	12,223,866	—
Guggenheim BulletShares 2018 Corporate
Bond ETF	—	—
Guggenheim BulletShares 2019 Corporate
Bond ETF	—	—
Guggenheim BulletShares 2020 Corporate
Bond ETF	—	—
Guggenheim BulletShares 2012 High Yield
Corporate Bond ETF	—	—
Guggenheim BulletShares 2013 High Yield
Corporate Bond ETF	—	—
Guggenheim BulletShares 2014 High Yield
Corporate Bond ETF	—	—
Guggenheim BulletShares 2015 High Yield
Corporate Bond ETF	—	—
Guggenheim BulletShares 2016 High Yield
Corporate Bond ETF	—	—
Guggenheim BulletShares 2017 High Yield
Corporate Bond ETF	—	—
Guggenheim BulletShares 2018 High Yield
Corporate Bond ETF	—	—
Guggenheim Enhanced Core Bond ETF	—	—
Guggenheim Enhanced Short Duration
Bond ETF	—	—
Guggenheim S&P Global Dividend
Opportunities Index ETF	12,690,660	17,523,219

Note 6 – Capital:
Shares are issued and redeemed by the Funds only in creation unit size aggregations of 80,000 to 150,000 shares. Transactions are permitted on an in-kind basis, with a separate cash payment, which is balancing each component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transaction fees ranging from $500 to $3,000 are charged to those persons creating or redeeming creation units. An additional charge of up to four times the transaction fee may be imposed with respect to transactions effected outside of the clearing process or to the extent that cash is used in lieu of securities to purchase creation units or redeem for cash.

Note 7– Distribution and Service Plan:
The Board of Trustees of the Trust has adopted a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year. No 12b-1 fees are currently paid by the Funds, and there are no current plans to impose these fees. No such fee may be paid in the future without further approval by the Board of Trustees.

Note 8 – Indemnifications:
In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would require future claims that may be made against a Fund that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 9 – Subsequent Events:
The Funds evaluated subsequent events through the date the financial statements were available for issue and determined there were no additional material events that would require disclosure in the Funds’ financial statements, except as noted below.

On November 30, 2012, the Board of Trustees declared the following dividends payable on December 7, 2012 to shareholders of record on December 5, 2012. The dividend rates per share were as follows:

Fund	Rate
Guggenheim BulletShares 2012 Corporate Bond ETF	$ 0.001
Guggenheim BulletShares 2013 Corporate Bond ETF	0.021
Guggenheim BulletShares 2014 Corporate Bond ETF	0.026
Guggenheim BulletShares 2015 Corporate Bond ETF	0.033
Guggenheim BulletShares 2016 Corporate Bond ETF	0.038
Guggenheim BulletShares 2017 Corporate Bond ETF	0.042
Guggenheim BulletShares 2018 Corporate Bond ETF	0.026
Guggenheim BulletShares 2019 Corporate Bond ETF	0.046
Guggenheim BulletShares 2020 Corporate Bond ETF	0.042
Guggenheim BulletShares 2012 High Yield Corporate Bond ETF	0.028
Guggenheim BulletShares 2013 High Yield Corporate Bond ETF	0.085
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	0.096
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	0.113
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	0.101
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	0.108
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	0.117
Guggenheim Enhanced Core Bond ETF	0.099
Guggenheim Enhanced Short Duration Bond ETF	0.055

206 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2012

Subsequent to November 30, 2012, the Board of Trustees declared the following dividends payable on December 31, 2012 to shareholders of record on December 27, 2012. The dividend rates per share were as follows:

	Income	Supplemental	Total
Fund	Distribution	Distribution	Distribution
Guggenheim S&P
Global Dividend
Opportunities Index ETF	$ 0.128	$ 0.010	$ 0.138

Subsequent to November 30, 2012, the Board of Trustees declared the following dividends payable on January 2, 2013 to shareholders of record on December 31, 2012. The dividend rates per common share were as follows:

			Short-Term	Long-Term
	Income	Supplemental	Capital	Capital	Total
Monthly Distributions:	Distribution	Distribution	Gain	Gain	Distribution
Guggenheim BulletShares 2013 Corporate Bond ETF	$ 0.019	$ 0.003	$ 0.003	$ 0.003	$ 0.028
Guggenheim BulletShares 2014 Corporate Bond ETF	0.024	0.004	0.001	0.004	0.033
Guggenheim BulletShares 2015 Corporate Bond ETF	0.029	0.006	0.012	0.010	0.057
Guggenheim BulletShares 2016 Corporate Bond ETF	0.034	0.005	0.008	0.014	0.061
Guggenheim BulletShares 2017 Corporate Bond ETF	0.038	0.006	0.016	0.000	0.060
Guggenheim BulletShares 2018 Corporate Bond ETF	0.030	0.006	0.000	0.000	0.036
Guggenheim BulletShares 2019 Corporate Bond ETF	0.018	0.005	0.002	0.000	0.025
Guggenheim BulletShares 2020 Corporate Bond ETF	0.046	0.009	0.036	0.000	0.091
Guggenheim BulletShares 2013 High Yield Corporate Bond ETF	0.076	0.019	0.039	0.000	0.134
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	0.083	0.027	0.042	0.002	0.154
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	0.104	0.027	0.014	0.000	0.145
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	0.098	0.018	0.000	0.000	0.116
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	0.103	0.019	0.000	0.000	0.122
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	0.112	0.025	0.003	0.000	0.140
Guggenheim Enhanced Core Bond ETF	0.100	0.000	0.632	0.000	0.732
Guggenheim Enhanced Short Duration Bond ETF	0.049	0.030	0.032	0.006	0.117

In connection with their terminations on December 31, 2012, Guggenheim BulletShares 2012 Corporate Bond ETF and Guggenheim BulletShares 2012 High Yield Corporate Bond ETF made their final maturity distributions to shareholders of record on December 28, 2012. The distributions consisted of the following:

		Short-Term	Long-Term	Return of	Final Net
		Capital Gain	Capital Gain	Investment	Asset Value
	Income Per Share	per Share	per Share	per Share	per Share
Guggenheim BulletShares 2012 Corporate Bond ETF	$ –	$ 0.0013	$ 0.0028	$ 20.4537	$ 20.4578
Guggenheim BulletShares 2012 High Yield Corporate Bond ETF	0.0078	0.1467	0.0552	25.2093	25.4190

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 207

SUPPLEMENTAL INFORMATION (Unaudited)	November 30, 2012

Federal Income Tax Information
In January 2013, shareholders will be advised on IRS Form 1099 DIV or substitute 1099DIV as to the federal tax status of the distributions received by shareholders in the calendar year 2012.

Trustees
The Trustees of the Trust and their principal business occupations during the past five years.

Name, Address*, Year of Birth and Position(s) held with Registrant	Term of Office** and Length of Time Served	Principal Occupations during the Past Five Years and Other Affiliations	Number of Funds in the Fund Complex*** Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees:
Randall C. Barnes Year of Birth: 1951 Trustee	Since 2006	Private Investor (2001-present). Formerly, Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997), President, Pizza Hut International (1991-1993) and Senior Vice President, Strategic Planning and New Business Development of PepsiCo, Inc. (1987-1990).	55	Trustee, of funds in the Guggenheim Investments Fund Complex.
Roman Friedrich III Year of birth: 1946 Trustee	Since 2010	Founder and President of Roman Friedrich & Company, a US and Canadian-based business, which provides investment banking to the mining industry (1998-present). Formerly, Senior Managing Director of MLV & Co., LLC, an investment bank and institutional broker-dealer specializing in capital intensive industries such as energy, metals and mining (2010-2011).	50
Director of First Americas Gold Corp. (2012-present), Zincore Metals, Inc. (2009 – present). Previously, Director of Blue Sky Uranium Corp. (formerly Windstorm Resources Inc.) (April 2011 – July 2012); Director of Axiom Gold and Silver Corp. (2011-2012), Stratagold Corp. (2003-2009); Gateway Gold Corp. (2004-2008) and GFM Resources Ltd. (2005-2010).

Robert B. Karn III Year of Birth: 1942 Trustee	Since 2010	Consultant (1998-present). Previously, Managing Partner, Financial and Economic Consulting, St. Louis office of Arthur Andersen, LLP (1965-1998).	50	Director of Peabody Energy Company (2003-present), GP Natural Resource Partners LLC (2002-present).
Ronald A. Nyberg Year of Birth: 1953 Trustee	Since 2006	Partner of Nyberg & Cassioppi, LLC, a law firm specializing in corporate law, estate planning and business transactions (2000-present). Formerly, Executive Vice President, General Counsel and Corporate Secretary of Van Kampen Investments (1982-1999).	57	Trustee, of funds in the Guggenheim Investments Fund Complex.
Ronald E. Toupin, Jr. Year of Birth: 1958 Trustee	Since 2006	Portfolio Consultant (2010-present). Formerly, Vice President, Manager and Portfolio Manager of Nuveen Asset Management (1998-1999), Vice President of Nuveen Investment Advisory Corp. (1992-1999), Vice President and Manager of Nuveen Unit Investment Trusts (1991-1999), and Assistant Vice President and Portfolio Manager of Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	54	Trustee, Bennett Group of Funds (2011-present).

Interested Trustee:
Donald C. Cacciapaglia† Year of Birth: 1951 Trustee, Chief Executive Officer	Since 2012
Senior Managing Director of Guggenheim Investments; President and Chief Executive Officer of Guggenheim Funds Distributors, LLC and President and Chief Executive Officer of Guggenheim Funds Investment Advisors, LLC (2010 – present); Chief Executive Officer of funds in the Fund Complex and President and Chief Executive Officer of funds in the Rydex fund complex (2012-present). Formerly, Chief Operating Officer of Guggenheim Partners Asset Management, LLC (2010 – 2011); Chairman and CEO of Channel Capital Group Inc. and Channel Capital Group LLC (2002-2010); Managing Director of PaineWebber (1996-2002).
			228
Trustee, Rydex Dynamic Funds, Rydex ETF Trust, Rydex Series Funds and Rydex Variable Trust (2012-present); Independent Board Member, Equitrust Life Insurance Company, Guggenheim Life and Annuity Company, and Paragon Life Insurance Company of Indiana (2011-present).

*	Address for all Trustees: 2455 Corporate West Drive, Lisle, IL 60532

**	This is the period for which the Trustee began serving the Trust. Each Trustee is expected to serve an indefinite term, until his successor is elected.

***
The Guggenheim Investments Fund Complex consists of U.S. registered investment companies advised or serviced by Guggenheim Funds Investment Advisors, LLC or Guggenheim Fund Distributors, LLC or affiliates of such entities. The Guggenheim Investments Fund Complex is overseen by multiple Boards of Trustees.

†
Mr. Donald C. Cacciapaglia is an “interested person” (as defined in section 2(a)(19) of the 1940 Act) (“Interested Trustee”) of the Trust because of his position as the President and CEO of the Investment Adviser and Distributor.

208 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SUPPLEMENTAL INFORMATION (Unaudited) continued	November 30, 2012

Principal Executive Officers
The Principal Executive Officers of the Trust, who are not Trustees, and their principal occupations during the past five years:

Name, Address*, Year of Birth and Position(s) held with Registrant	Term of Office** and Length of Time Served	Principal Occupations During the Past Five Years and Other Affiliations
Officers:
Kevin M. Robinson Year of Birth: 1959 Chief Legal Officer	Since 2008
Senior Managing Director and General Counsel of Guggenheim Funds Investment Advisors, LLC, Guggenheim Funds Distributors, LLC and Guggenheim Funds Services LLC (2007-present). Chief Legal Officer and/or Chief Executive Officer of certain other funds in the Fund Complex. Formerly, Associate General Counsel and Assistant Corporate Secretary of NYSE Euronext, Inc. (2000-2007).

John Sullivan Year of Birth: 1955 Chief Accounting Officer, Chief Financial Officer Treasurer	Since 2010
Senior Managing Director of Guggenheim Funds Investment Advisors, LLC and Guggenheim Funds Distributors, LLC (2010-present). Chief Financial Officer, Chief Accounting Officer and Treasurer of certain other funds in the Fund Complex. Formerly, Chief Compliance Officer, Van Kampen Funds (2004-2010).

Joanna M. Catalucci Year of birth: 1966 Interim Chief Compliance Officer	Since 2012***
Interim Chief Compliance Officer of certain funds in the Fund Complex; and Managing Director of Compliance and Fund Board Relations, Guggenheim Investments (2012-present). Formerly, Chief Compliance Officer & Secretary, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; Vice President, Rydex Holdings, LLC; Vice President, Security Benefit Asset Management Holdings, LLC; and Senior Vice President & Chief Compliance Officer, Security Investors, LLC (2010-2012); Security Global Investors, LLC, Senior Vice President (2010-2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) and Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Chief Compliance Officer and Senior Vice President (2010-2011); Rydex Capital Partners I, LLC & Rydex Capital Partners II, LLC, Chief Compliance Officer (2006-2007); and Rydex Fund Services, LLC (f/k/a Rydex Fund Services, Inc.), Vice President (2001-2006).

Mark E. Mathiasen Year of Birth: 1978 Secretary	Since 2011
Director; Associate General Counsel of Guggenheim Funds Services, LLC (2012-present). Secretary of certain other funds in the Fund Complex. Formerly, Vice President; Assistant General Counsel of Guggenheim Funds Services, LLC (2007-2012). Secretary of certain other funds in the Fund Complex.

Stevens T. Kelly Year of Birth: 1982 Assistant Secretary	Since 2012
Assistant General Counsel of Guggenheim Funds Services, LLC (2011-present). Assistant Secretary of certain other funds in the Fund Complex. Formerly, Associate at K&L Gates LLP (2008-2011), J.D., University of Wisconsin Law School (2005-2008).

William H. Belden, III Year of Birth: 1965 Vice President	Since 2006	Managing Director of Guggenheim Funds Investment Advisors, LLC (2005-present). Formerly, Vice President of Product Management at Northern Trust Global Investments (1999-2005).

*	Address for all Officers: 2455 Corporate West Drive, Lisle, IL 60532

**	Officers serve at the pleasure of the Board of Trustees and until his or her successor is appointed and qualified or until his or her earlier resignation or removal.

***	Effective September 26, 2012.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 209

This Page Intentionally Left Blank.

TRUST INFORMATION	November 30, 2012

Board of Trustees
Randall C. Barnes

Donald C. Cacciapaglia*

Roman Friedrich III

Robert B. Karn III

Ronald A. Nyberg

Ronald E. Toupin, Jr.,
Chairman

* Trustee is an “interested person” (as defined in section 2(a)(19) of the 1940 Act) (“Interested Trustee”) of the Trust because of his position as the President and CEO of the Investment Adviser and Distributor.

Officers
Donald C. Cacciapaglia
Chief Executive Officer

Kevin Robinson
Chief Legal Officer

John Sullivan
Chief Accounting Officer,
Chief Financial Officer
and Treasurer

Joanna Catalucci
Interim Chief Compliance
Officer

Mark M. Mathiasen
Secretary

Stevens T. Kelly
Assistant Secretary

William H. Belden III
Vice President

Investment Adviser
and Administrator
Guggenheim Funds
Investment
Advisors, LLC
Lisle, IL

Distributor
Guggenheim Funds
Distributors, LLC
Lisle, IL

Accounting Agent,
Custodian and
Transfer Agent
The Bank of New York
Mellon Corp.
New York, NY
Legal Counsel Dechert LLP New York, NY Independent Registered Public Accounting Firm Ernst & Young LLP Chicago, IL

Privacy Principles of the Trust for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Funds restrict access to non-public personal information about the shareholders to Guggenheim Funds Investment Advisors, LLC employees with a legitimate business need for the information. The Funds maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

Questions concerning your shares of the Trust?
s          If your shares are held in a Brokerage Account, contact your Broker.

This report is sent to shareholders of the Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (800) 345-7999. Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (800) 345-7999, by visiting Guggenheim Investments website at www.guggenheiminvestments.com or by accessing the Funds’ Form N-PX on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov or by visiting Guggenheim Investments website at www.guggenheiminvestments.com. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 211

ABOUT THE TRUST ADVISER

Guggenheim Funds Investment Advisors, LLC
Guggenheim Funds Investment Advisors, LLC (the “Investment Adviser”) serves as the investment adviser for each of the Funds and administers the affairs of each Fund to the extent requested by the Board of Trustees. The Investment Adviser also acts as investment adviser to closed-end and open-end management investment companies. The Investment Adviser and its affiliates provide supervision, management or servicing of assets with a commitment to consistently delivering exceptional service. The Investment Adviser is a subsidiary of Guggenheim Partners, LLC, a global, diversified financial services firm with more than $160 billion in assets under supervision. Guggenheim Partners, LLC, through its affiliates, provides investment management, investment advisory, insurance, investment banking, and capital markets services. The firm is headquartered in Chicago and New York with a global network of offices throughout the United States, Europe, and Asia.

Portfolio Management
The portfolio manager who is currently responsible for the day-to-day management of each Fund’s portfolio, except the Guggenheim Enhanced Core Bond ETF and Guggenheim Enhanced Short Duration Bond ETF is Saroj Kanuri, CFA. Mr. Kanuri is a Director, ETF Portfolio Management, of the Investment Adviser and Guggenheim Funds Distributors, LLC and joined Guggenheim Fund Distributors, LLC in October of 2006. Prior to joining Guggenheim, Mr. Kanuri served as an analyst at Northern Trust Corporation from 2001-2006. Mr. Kanuri received a B.S. in Finance from the University of Illinois at Chicago.

The portfolio managers who are currently responsible for the day-to-day management of Guggenheim Enhanced Core Bond ETF’s portfolio are B. Scott Minerd, Anne Walsh, CFA, James Michal and Jeffrey Abrams. Messrs. Minerd, Michal and Abrams have each managed the Fund’s portfolio since May 2012. Ms. Walsh has managed the Fund’s portfolio since June 2011. The portfolio managers who are currently responsible for the day-to-day management of Guggenheim Enhanced Short Duration Bond ETF’s portfolio are B. Scott Minerd, Anne Walsh, CFA and James Michal. Messrs. Minerd and Michal have each managed the Fund’s portfolio since May 2012. Ms. Walsh has managed the Fund’s portfolio since June 2011.

Mr. Minerd is Chief Investment Officer of Guggenheim. He joined the firm in 1998. Mr. Minerd is a member of the Portfolio Construction Group and guides the investment strategies of the sector portfolio managers. He was formerly a Managing Director with Credit Suisse First Boston in charge of trading and risk management for the Fixed Income Credit Trading Group. In this position, he was responsible for the corporate bond, preferred stock, money markets, U.S. government agency and sovereign debt, derivatives securities, structured debt and interest-rate swaps trading business units. Previously, Mr. Minerd was Morgan Stanley’s London-based European Capital Markets Products Trading and Risk Manager responsible for Eurobonds, Euro-MTNs, domestic European Bonds, FRNs, derivative securities and money market products in 12 European currencies and Asian markets. Mr. Minerd has also held capital markets positions with Merrill Lynch and Continental Bank. Prior to that, he was a Certified Public Accountant working for the public accounting firm of Price Waterhouse. Mr. Minerd holds a B.S. degree in Economics from the Wharton School, University of Pennsylvania, and has completed graduate work at the University of Chicago Graduate School of Business and the Wharton School, University of Pennsylvania. Mr. Minerd is a regularly featured guest on FOX Business News, Bloomberg Television and CNBC sharing his insight on today’s financial climate.

Ms. Walsh joined Guggenheim in 2007 and is head of the Portfolio Construction Group (“PCG”) where she oversees more than $60 billion in fixed income investments including Agencies, Credit, Municipals, Residential Mortgage Backed Securities, Commercial Mortgage Backed Securities and Asset Backed Securities across several Guggenheim affiliates. The PCG is responsible for sector allocation, risk management and hedging strategies for client portfolios, and conveying Guggenheim’s macro-economic outlook to Portfolio Managers and fixed income Sector Specialists. Ms. Walsh specializes in liability driven portfolio management. With more than 28 years in the investment management industry, including roles as a money manager and as a selector of money managers, Ms. Walsh is well suited to understand the needs of institutional clients and how to address them. Prior to joining Guggenheim, Ms. Walsh served as Chief Investment Officer at Reinsurance Group of America, Incorporated (NYSE: RGA), a recognized leader in the global life reinsurance industry. Prior to joining RGA in 2000, Ms. Walsh served as Vice President and Senior Investment Consultant for Zurich Scudder Investments. Earlier, she held roles at Lincoln Investment Management and American Bankers Insurance Group. Ms. Walsh received her BSBA and MBA from Auburn University and her J.D. from the University of Miami School of Law. She is a Fellow of the Life Management Institute and has earned the right to use the Chartered Financial Analyst® designation and is a member of the CFA Institute. Mr. Michal joined Guggenheim in 2008. He is dedicated to portfolio management for Guggenheim’s Total Return mandates. Mr. Michal is responsible for implementing macro and micro investment themes of the Chief Investment Officers, coordinating with sector heads and traders to determine credit trends and relative value, and for the day-to-day risk monitoring of the assets. Prior to joining Guggenheim, he was an Associate in Wachovia’s structured finance division. He focused on origination, marketing, structuring and execution of collateralized loan obligations for two years. Mr. Michal successfully contributed to a total of 11 completed transactions raising approximately $4.3 billion of capital. Prior to his time in structured credit products, he was an analyst in Wachovia’s corporate credit division focusing on portfolio management and loan syndications. Over two years, Mr. Michal underwrote a total of 12 syndicated transactions and managed the loan portfolio risk in the Integrated Electric Utility, Midstream Pipeline and Propane sectors. Mr. Michal earned a BSBA in Finance and International Business from Georgetown University.

Mr. Abrams is a Senior Managing Director and portfolio manager for Guggenheim’s Corporate Credit Strategies. He is also a member of the Investment Committee overseeing Guggenheim’s corporate credit investing activities. Mr. Abrams joined the firm in 2002 and has been instrumental in the growth of Guggenheim’s Corporate Credit business. Mr. Abrams’ prior roles at Guggenheim include covering the Food and Beverage sectors as a senior analyst. He led an industry team focused on investing across the leveraged credit markets in a number of industries including financial institutions, retail, food and beverage and consumer products. Mr. Abrams has also focused on sourcing and structuring directly negotiated middle market debt investments. Prior to joining Guggenheim, Mr. Abrams worked in the Leveraged Finance Group at Bear Stearns where he focused on various leveraged debt transactions across multiple industries. Mr. Abrams received his B.A. in History and a BBA in Finance from Emory University.

Claymore Exchange-Traded Fund Trust Overview
The Claymore Exchange-Traded Fund Trust (the “Trust”) is an investment company complex currently consisting of 30 separate exchange-traded “index funds” as of November 30, 2012.

This material must be preceded or accompanied by a prospectus for the fund being offered. The prospectus contains information about the fund including a discussion of investment objectives, risks, ongoing expenses and sales charges. If a prospectus did not accompany this report, you can obtain one from your financial adviser, from our website at http://www.guggenheiminvestments.com or by calling (800) 345-7999. Please read the prospectus carefully before investing. The Statement of Additional Information that includes additional information about the Trustees is also available, without charge, upon request via our website at http://www.guggenheiminvestments.com or by calling (800) 345-7999. All funds are subject to market risk and shares when sold may be worth more or less than their original cost. You can lose money investing in the funds.

Guggenheim Funds Distributors, LLC
2455 Corporate West Drive
Lisle, IL 60532
Member FINRA/SIPC
(01/13)

NOT FDIC-INSURED | NOT BANK-GUARANTEED | MAY LOSE VALUE

ETF-001-SAR-1112

Item 2.  Code of Ethics.

 Not applicable for a semi-annual reporting period.

Item 3.  Audit Committee Financial Expert.

Not applicable for a semi-annual reporting period.

Item 4.  Principal Accountant Fees and Services.

Not applicable for a semi-annual reporting period.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for a semi-annual reporting period.

Item 6.  Schedule of Investments.

The Schedule of Investments is included as part of Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded  based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant's disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

 (a)(1)  Not applicable.

 (a)(2)  Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act.

(a)(3)   Not applicable.

 (b)      Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Claymore Exchange-Traded Fund Trust

By:             /s/Donald C. Cacciapaglia

Name:         Donald C. Cacciapaglia

Title:           Chief Executive Officer

Date:           February 4, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:             /s/Donald C. Cacciapaglia

Name:         Donald C. Cacciapaglia

Title:           Chief Executive Officer

Date:           February 4, 2013

By:             /s/John Sullivan

Name:         John Sullivan

Title:           Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:         February 4, 2013